UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number File No. 811-09301

TIAA-CREF FUNDS

(Exact Name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of Principal Executive Offices) (Zip code)

Jeremy D. Franklin, Esq.

TIAA-CREF Funds

8500 Andrew Carnegie Blvd.

Charlotte, North Carolina 28262-8500

(Name and address of agent for service)

Registrant’s telephone number, including area code: 704-595-1000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2023

Item 1.  Reports to Stockholders.

Lifecycle Funds
TIAA-CREF
TIAA-CREF
Funds
May 31, 2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
12.1
TIAA-CREF Lifecycle Retirement Income Fund TLRIX TLRHX TPILX TLIRX TLRRX
12.2
TIAA-CREF Lifecycle 2010 Fund TCTIX TCLHX TCTPX TCLEX –
12.3
TIAA-CREF Lifecycle 2015 Fund TCNIX TCNHX TCFPX TCLIX –
12.4
TIAA-CREF Lifecycle 2020 Fund TCWIX TCWHX TCWPX TCLTX –
12.5
TIAA-CREF Lifecycle 2025 Fund TCYIX TCQHX TCQPX TCLFX –
12.6
TIAA-CREF Lifecycle 2030 Fund TCRIX TCHHX TCHPX TCLNX –
12.7
TIAA-CREF Lifecycle 2035 Fund TCIIX TCYHX TCYPX TCLRX –
12.8
TIAA-CREF Lifecycle 2040 Fund TCOIX TCZHX TCZPX TCLOX –
12.9
TIAA-CREF Lifecycle 2045 Fund TTFIX TTFHX TTFPX TTFRX –
13.01
TIAA-CREF Lifecycle 2050 Fund TFTIX TFTHX TCLPX TLFRX –
13.1
TIAA-CREF Lifecycle 2055 Fund TTRIX TTRHX TTRPX TTRLX –
13.2
TIAA-CREF Lifecycle 2060 Fund TLXNX TLXHX TLXPX TLXRX –
13.3
TIAA-CREF Lifecycle 2065 Fund TSFTX TSFHX TSFPX TSFRX –

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Investment results of the Lifecycle Funds 7
Fund Performance 8
Expense Examples 34
Report of Independent Registered Public Accounting Firm 41
Portfolio of Investments 42
Statements of Assets and Liabilities 62
Statements of Operations 66
Statements of Changes in Net Assets 70
Financial Highlights 76
Notes to Financial Statements 102
Important Tax Information 121
Additional Fund Information 123
Trustees and Officers 124
Approval of Investment Management Agreement 127
Liquidity Risk Management Program 137
Additional Information About Index Providers 138
How to Reach Us Inside Back Cover

Letter to Investors
Brad Finkle
Global financial markets posted mixed results for the twelve months ended May
31, 2023. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates on multiple occasions during the period. U.S.
equities advanced as the economy expanded over the last three quarters on the strength of consumer and business spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Foreign stocks registered gains and losses, with international developed markets rising and emerging markets falling. U.S. fixed-income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-
CREF Lifecycle Funds by way of their investments in various asset classes through underlying funds.
The majority of TIAA-CREF Lifecycle Funds advanced for the period and most outperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
Returns for the Retirement Class ranged from −0.7% for the Lifecycle
Retirement Income Fund to 0.9% for the Lifecycle 2045 Fund and Lifecycle
2060 Fund.
Stocks and bonds posted mixed results
U.S. equities advanced modestly for the twelve months despite pressure from inflation and rising interest rates, while oil prices fell sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7%
in May 2023. The broad domestic stock market, as represented by the Russell
3000® Index, returned 2.0%. The Fed raised the federal funds target rate to
5.00%–5.25% in May 2023 but indicated that a pause in future increases was possible.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United
States) and 24 emerging-markets countries, returned −1.9% in U.S.-dollar terms.
The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe. In response, the
European Central Bank raised its suite of benchmark interest rates multiple times during the twelve months. Among developing markets, China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −2.1% for the period.
Staying focused on long-term goals, despite short-term challenges
Today’s financial landscape has certainly given investors a lot to think about.
Inflation and higher interest rates continue to be areas of concern, while market volatility remains unpredictable. However, it’s important to remain patient and stay focused on your long-term goals when challenges such as these arise.
While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-
term events can shift your focus away from your long-term objectives. As such, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-CREF
Lifecycle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Letter to Investors
(continued)

We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices

For Shareholders of
TIAA-CREF Lifecycle Retirement Income Fund
TIAA-CREF Lifecycle 2010 Fund
TIAA-CREF Lifecycle 2015 Fund
TIAA-CREF Lifecycle 2020 Fund
TIAA-CREF Lifecycle 2025 Fund
TIAA-CREF Lifecycle 2030 Fund
TIAA-CREF Lifecycle 2035 Fund
TIAA-CREF Lifecycle 2040 Fund
TIAA-CREF Lifecycle 2045 Fund
TIAA-CREF Lifecycle 2050 Fund
TIAA-CREF Lifecycle 2055 Fund
TIAA-CREF Lifecycle 2060 Fund
TIAA-CREF Lifecycle 2065 Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.

About the Funds’ Benchmarks

Composite benchmark
Each Lifecycle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) (international equity): An index designed to measure the performance of large-, mid- and small-cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income): An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets): An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

Investment results of the Lifecycle Funds
Performance for the twelve months ended May 31, 2023
Seven of the 13 TIAA-CREF Lifecycle Funds posted gains and eight outperformed their respective composite benchmarks. Returns for the Retirement Class ranged from –0.68% for the Retirement Income Fund to 0.90% for the 2045 Fund and 2060 Fund. The
performance tables show returns for all share classes of the funds.
Financial markets posted mixed results amid persistent inflation
The U.S. economy expanded during the period, however, the pace of growth slowed at the end of 2022 and beginning of 2023.
Real Gross Domestic Product (GDP), which measures the value of all goods and services produced in the United States, grew by an annualized rate of 3.2% and 2.6% in the third and fourth quarters of 2022, respectively. GDP expanded by 1.3% in the first quarter of 2023, according to the government’s “second” estimate. A strong labor market and solid consumer spending gave the economy a boost, but inflation concerns, and rising interest rates posed challenges. The unemployment rate increased slightly, rising from
3.6% in June 2022 to 3.7% in May 2023. Core inflation, which measures all items except food and energy, rose 5.3% over the twelve months ended May 31, 2023. Crude oil prices declined sharply, falling from more than $115 per barrel at the beginning of the period to $68 on May 31, 2023.
The Federal Reserve responded to elevated inflation levels by raising the federal funds target rate eight times during the period.
Policymakers increased the key short-term interest-rate measure to 5.00−5.25% in May 2023, its highest level since 2007.
Domestic stocks advanced while international equities lost ground for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, rose 2.03%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned −1.86% in U.S.-dollar terms.
U.S. investment-grade bonds were hurt by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond
Index, returned −2.14%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, edged higher at
0.22%.
U.S. equity funds posted the largest gains
The Lifecycle Funds may invest in up to six sectors of the investment markets, including U.S. equity (stocks), international equity
(foreign stocks), fixed income, short-term fixed income, inflation-protected assets and direct real estate. The Lifecycle Funds do this by investing in various underlying funds that, in turn, buy stocks, fixed-income instruments and commercial real estate in these six market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen Dividend Value Fund and the Nuveen Dividend Growth
Fund, all funds mentioned below are TIAA-CREF Funds.)
For the twelve months, U.S. equity funds recorded the largest gains and contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the U.S. equity category, the Large-Cap
Growth Fund, the Nuveen Growth Opportunities ETF and the Growth & Income Fund gained most, while the Quant Small/Mid-Cap
Equity Fund and the Nuveen Dividend Value Fund posted the largest losses. Among foreign stock funds, nearly all registered negative returns, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Short-Term Bond Fund advanced, while the Core Bond Fund and the Core Plus Bond Fund declined most.
U.S. stock funds contributed most to relative performance
Eight of the Lifecycle Funds outpaced their composite benchmarks, primarily due to the relative strength of underlying funds investing in U.S. equities. Within U.S. equities, the Large-Cap Value Fund aided relative performance the most, followed by the Growth &
Income Fund and the Large-Cap Growth Fund. The Quant Small-Cap Equity Fund also benefited the funds’ relative returns. In contrast, the Nuveen Dividend Growth Fund was the largest detractor from relative performance across all Lifecycle Funds. Furthermore, while real estate’s positive total return in 2022 helped soften the downside during a period when both stocks and bonds experienced declines, the Real Property Fund underperformed over the current twelve-month period.
In the foreign stock category, most funds detracted from the Lifecycle Funds’ relative performance with the International
Opportunities Fund and the International Equity Fund detracting most.
In the fixed-income sector, the Core Bond Fund benefited relative performance the most, followed by the Short-Term Bond Fund and the Core Plus Bond Fund.
The Lifecycle Funds with larger equity allocations generally produced better returns for the twelve-month period. For example, the 2045 Fund and the 2060 Fund, which each seek to invest more than 80% of their assets in equities, posted the largest gains. Conversely, the Retirement Income Fund, which invests less than 35% of its assets in stocks, recorded the largest decline.
(Performance of the Lifecycle Funds’ underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Lifecycle Retirement Income Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Retirement Income Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 11/30/07 -0.42% 3.63% 4.63% 0.54% 0.37%
Advisor Class 12/4/15 -0.50 3.55 4.52
†
0.62 0.45
Premier Class 9/30/09 -0.58 3.47 4.47 0.69 0.52
Retirement Class 11/30/07 -0.68 3.37 4.37 0.79 0.62
Retail Class 11/30/07 -0.69 3.35 4.37 0.82 0.62
Lifecycle Retirement Income Fund Composite
Index
‡
– -0.53 4.10 4.68 – –
Broad market index
S&P Target Date Retirement Income Index – 0.19 3.08 3.66 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell
3000® Index; 14.0% MSCI All Country World Index ex USA Investable Market Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S.
Treasury Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle Retirement Income Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
International equity 11.91 12.25
U.S. equity 22.54 22.75
Fixed income
Fixed income 40.16 40.00
Short-term fixed income 10.05 10.00
Inflation-protected assets 10.04 10.00
Direct real estate 5.50 5.00
Short-term investments 0.10 –
Other assets & liabilities, net (0.30) –
Total 100.00 100.00

Lifecycle 2010 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2010 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 -0.23% 3.65% 4.87% 0.52% 0.37%
Advisor Class 12/4/15 -0.42 3.62 4.78
†
0.60 0.45
Premier Class 9/30/09 -0.50 3.47 4.70 0.67 0.52
Retirement Class 10/15/04 -0.54 3.37 4.60 0.77 0.62
Lifecycle 2010 Fund Composite Index
‡
– -0.57 4.08 4.89 – –
Broad market index
S&P Target Date 2010 Index – 0.45 3.63 4.33 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 24.1% Russell 3000®
Index; 13.0% MSCI All Country World Index ex USA Investable Market Index; 12.9% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury
Inflation Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2010 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 21.62 21.77
International equity 11.42 11.73
Fixed income
Fixed income 40.05 40.00
Short-term fixed income 12.92 13.00
Inflation-protected assets 10.01 10.00
Direct real estate 3.93 3.50
Short-term investments 0.07 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle 2015 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2015 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 -0.39% 3.86% 5.23% 0.53% 0.38%
Advisor Class 12/4/15 -0.52 3.77 5.11
†
0.65 0.50
Premier Class 9/30/09 -0.57 3.71 5.08 0.68 0.53
Retirement Class 10/15/04 -0.66 3.60 4.96 0.78 0.63
Lifecycle 2015 Fund Composite Index
‡
– -0.49 4.37 5.30 – –
Broad market index
S&P Target Date 2015 Index – 0.27 3.87 4.86 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2015 Fund Composite Index consisted of: 39.6% Bloomberg U.S. Aggregate Bond Index; 27.3% Russell 3000® Index;
14.7% MSCI All Country World Index ex USA Investable Market Index; 9.2% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 9.2% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2015 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 23.90 24.05
International equity 12.61 12.95
Fixed income
Fixed income 39.66 39.60
Short-term fixed income 9.18 9.20
Inflation-protected assets 9.17 9.20
Direct real estate 5.49 5.00
Short-term investments 0.05 –
Other assets & liabilities, net (0.06) –
Total 100.00 100.00

Lifecycle 2020 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2020 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 -0.36% 4.04% 5.65% 0.54% 0.39%
Advisor Class 12/4/15 -0.32 3.98 5.55
†
0.62 0.47
Premier Class 9/30/09 -0.42 3.88 5.49 0.69 0.54
Retirement Class 10/15/04 -0.47 3.78 5.39 0.79 0.64
Lifecycle 2020 Fund Composite Index
‡
– -0.38 4.65 5.79 – –
Broad market index
S&P Target Date 2020 Index – 0.18 3.96 5.26 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2020 Fund Composite Index consisted of: 38.5% Bloomberg U.S. Aggregate Bond Index; 30.6% Russell 3000® Index;
16.5% MSCI All Country World Index ex USA Investable Market Index; 7.2% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 7.2% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2020 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 27.17 27.30
International equity 14.35 14.70
Fixed income
Fixed income 38.68 38.60
Short-term fixed income 7.19 7.20
Inflation-protected assets 7.17 7.20
Direct real estate 5.49 5.00
Short-term investments 0.09 –
Other assets & liabilities, net (0.14) –
Total 100.00 100.00

Lifecycle 2025 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2025 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 -0.14% 4.39% 6.20% 0.55% 0.41%
Advisor Class 12/4/15 -0.21 4.36 6.10
†
0.63 0.49
Premier Class 9/30/09 -0.20 4.28 6.05 0.70 0.56
Retirement Class 10/15/04 -0.30 4.17 5.95 0.80 0.66
Lifecycle 2025 Fund Composite Index
‡
– -0.24 5.11 6.39 – –
Broad market index
S&P Target Date 2025 Index – 0.55 4.59 5.91 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2025 Fund Composite Index consisted of: 36.3% Bloomberg U.S. Aggregate Bond Index; 34.6% Russell 3000® Index;
18.7% MSCI All Country World Index ex USA Investable Market Index; 5.2% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 5.2% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2025 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
International equity 16.66 17.01
U.S. equity 31.56 31.59
Fixed income
Fixed income 35.92 36.00
Short-term fixed income 5.17 5.20
Inflation-protected assets 5.16 5.20
Direct real estate 5.50 5.00
Short-term investments 0.14 –
Other assets & liabilities, net (0.11) –
Total 100.00 100.00

Lifecycle 2030 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2030 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 0.15% 4.81% 6.75% 0.57% 0.42%
Advisor Class 12/4/15 0.09 4.75 6.65
†
0.65 0.50
Premier Class 9/30/09 -0.01 4.65 6.59 0.72 0.57
Retirement Class 10/15/04 -0.10 4.54 6.48 0.82 0.67
Lifecycle 2030 Fund Composite Index
‡
– -0.06 5.58 6.99 – –
Broad market index
S&P Target Date 2030 Index – 0.60 5.07 6.48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2030 Fund Composite Index consisted of: 39.8% Russell 3000® Index; 32.3% Bloomberg U.S. Aggregate Bond Index;
21.5% MSCI All Country World Index ex USA Investable Market Index; 3.2% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 3.2% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2030 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 37.50 37.44
International equity 19.81 20.16
Fixed income
Fixed income 30.79 31.00
Short-term fixed income 3.16 3.20
Inflation-protected assets 3.16 3.20
Direct real estate 5.49 5.00
Short-term investments 0.12 –
Other assets & liabilities, net (0.03) –
Total 100.00 100.00

Lifecycle 2035 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2035 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 0.66% 5.21% 7.29% 0.60% 0.43%
Advisor Class 12/4/15 0.46 5.13 7.16
†
0.69 0.52
Premier Class 9/30/09 0.39 5.04 7.12 0.75 0.58
Retirement Class 10/15/04 0.38 4.95 7.01 0.85 0.68
Lifecycle 2035 Fund Composite Index
‡
– 0.36 6.07 7.58 – –
Broad market index
S&P Target Date 2035 Index – 0.55 5.58 7.05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2035 Fund Composite Index consisted of: 46.1% Russell 3000® Index; 26.7% Bloomberg U.S. Aggregate Bond Index;
24.8% MSCI All Country World Index ex USA Investable Market Index; 1.2% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 1.2% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2035 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 44.61 44.33
International equity 23.55 23.87
Fixed income
Fixed income 23.97 24.40
Short-term fixed income 1.16 1.20
Inflation-protected assets 1.15 1.20
Direct real estate 5.50 5.00
Short-term investments 0.10 –
Other assets & liabilities, net (0.04) –
Total 100.00 100.00

Lifecycle 2040 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2040 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 1/17/07 1.11% 5.62% 7.77% 0.63% 0.44%
Advisor Class 12/4/15 1.04 5.56 7.66
†
0.71 0.52
Premier Class 9/30/09 0.94 5.47 7.62 0.78 0.59
Retirement Class 10/15/04 0.79 5.35 7.50 0.88 0.69
Lifecycle 2040 Fund Composite Index
‡
– 0.76 6.58 8.13 – –
Broad market index
S&P Target Date 2040 Index – 0.62 5.97 7.45 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2040 Fund Composite Index consisted of: 52.8% Russell 3000® Index; 28.5% MSCI All Country World Index ex USA
Investable Market Index; and 18.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2040 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 52.07 51.74
International equity 27.49 27.86
Fixed income 14.84 15.40
Direct real estate 5.51 5.00
Short-term investments 0.11 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle 2045 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2045 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 11/30/07 1.08% 6.00% 8.08% 0.64% 0.45%
Advisor Class 12/4/15 1.03 5.96 7.98
†
0.72 0.53
Premier Class 9/30/09 0.92 5.83 7.90 0.79 0.60
Retirement Class 11/30/07 0.90 5.75 7.81 0.89 0.70
Lifecycle 2045 Fund Composite Index
‡
– 0.70 7.02 8.47 – –
Broad market index
S&P Target Date 2045 Index – 0.72 6.21 7.71 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2045 Fund Composite Index consisted of: 57.0% Russell 3000® Index; 30.7% MSCI All Country World Index ex USA
Investable Market Index; and 12.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2045 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
International equity 30.05 30.45
U.S. equity 56.93 56.55
Fixed income 7.40 8.00
Direct real estate 5.51 5.00
Short-term investments 0.12 –
Other assets & liabilities, net (0.01) –
Total 100.00 100.00

Lifecycle 2050 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2050 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 11/30/07 1.06% 6.06% 8.15% 0.65% 0.45%
Advisor Class 12/4/15 1.00 6.02 8.05
†
0.73 0.53
Premier Class 9/30/09 0.89 5.90 7.98 0.80 0.60
Retirement Class 11/30/07 0.79 5.79 7.87 0.90 0.70
Lifecycle 2050 Fund Composite Index
‡
– 0.61 7.11 8.56 – –
Broad market index
S&P Target Date 2050 Index – 0.73 6.30 7.91 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2050 Fund Composite Index consisted of: 58.8% Russell 3000® Index; 31.7% MSCI All Country World Index ex USA
Investable Market Index; and 9.5% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2050 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
International equity 31.24 31.68
U.S. equity 59.20 58.82
Fixed income 3.93 4.50
Direct real estate 5.51 5.00
Short-term investments 0.12 –
Other assets & liabilities, net (0.00) –
Total 100.00 100.00

Lifecycle 2055 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2055 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 4/29/11 1.08% 6.11% 8.20% 0.66% 0.45%
Advisor Class 12/4/15 1.11 6.09 8.12
†
0.74 0.53
Premier Class 4/29/11 0.99 5.96 8.05 0.81 0.60
Retirement Class 4/29/11 0.82 5.85 7.93 0.91 0.70
Lifecycle 2055 Fund Composite Index
‡
– 0.64 7.18 8.65 – –
Broad market index
S&P Target Date 2055 Index – 0.75 6.35 8.02 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2055 Fund Composite Index consisted of: 59.7% Russell 3000® Index; 32.1% MSCI All Country World Index ex USA
Investable Market Index; and 8.2% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

Lifecycle 2055 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 59.97 59.64
International equity 31.66 32.11
Fixed income 2.68 3.25
Direct real estate 5.51 5.00
Short-term investments 0.20 –
Other assets & liabilities, net (0.02) –
Total 100.00 100.00

Lifecycle 2060 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
Retirement Class (inception September 26, 2014)
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle 2060 Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 9/26/14 1.16% 6.18% 7.58% 0.69% 0.45%
Advisor Class 12/4/15 1.02 6.12 7.50
†
0.77 0.53
Premier Class 9/26/14 1.01 6.02 7.41 0.84 0.60
Retirement Class 9/26/14 0.90 5.92 7.31 0.94 0.70
Lifecycle 2060 Fund Composite Index
‡
– 0.66 7.25 7.96
§
– –
Broad market index
S&P Target Date 2060 Index – 0.79 6.39 7.30
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle 2060 Fund Composite Index consisted of: 60.4% Russell 3000® Index; 32.6% MSCI All Country World Index ex USA
Investable Market Index; and 7.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.

Lifecycle 2060 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 60.76 60.45
International equity 32.08 32.55
Fixed income 1.42 2.00
Direct real estate 5.51 5.00
Short-term investments 0.17 –
Other assets & liabilities, net 0.06 –
Total 100.00 100.00

Lifecycle 2065 Fund

Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
Retirement Class (inception September 30, 2020)
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return
Average annual
total return Annual operating expenses
*#
Lifecycle 2065 Fund
Inception date 1 year since inception gross net
Institutional Class 9/30/20 1.07% 6.45% 2.06% 0.45%
Advisor Class 9/30/20 1.05 6.20 2.14 0.53
Premier Class 9/30/20 0.94 6.21 2.21 0.60
Retirement Class 9/30/20 0.88 6.28 2.31 0.70
Lifecycle 2065 Fund Composite Index
‡
– 0.69 6.97
§
– –
Broad market index
S&P Target Date 2065+ Index – 0.75 7.33
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, and certain other waivers will remain in effect through
September 30, 2025, unless changed with the approval of the Board of Trustees. Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on May 31, 2023, the Lifecycle 2065 Fund Composite Index consisted of: 61.3% Russell 3000® Index; 33.0% MSCI All Country World Index ex USA
Investable Market Index; and 5.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.

Lifecycle 2065 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 61.51 61.26
International equity 32.61 32.99
Fixed income 0.19 0.75
Direct real estate 5.51 5.00
Short-term investments 0.52 –
Other assets & liabilities, net (0.34) –
Total 100.00 100.00

Expense Examples

All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( December 1, 2022 – May 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
12.1
Lifecycle Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,018.06 $1,017.59 $1,017.26 $1,016.78 $1,016.78
Expenses incurred during the period*
$1.39 $1.75 $2.15 $2.65 $2.65
Effective expenses incurred during the period
†
$1.89 $2.25 $2.64 $3.14 $3.14
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.55 $1,023.19 $1,022.80 $1,022.31 $1,022.30
Expenses incurred during the period*
$1.40 $1.76 $2.15 $2.66 $2.66
Effective expenses incurred during the period
†
$1.89 $2.25 $2.65 $3.15 $3.15
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.35% for Advisor Class, 0.43% for Premier Class, 0.53% for Retirement Class and 0.53% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.38% for Institutional Class, 0.45% for Advisor Class, 0.52% for Premier Class, 0.62% for Retirement Class and 0.62% for Retail Class.

12.2
Lifecycle 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.54 $1,019.52 $1,018.83 $1,018.57
Expenses incurred during the period*
$1.20 $1.54 $1.95 $2.46
Effective expenses incurred during the period
†
$1.63 $1.97 $2.39 $2.89
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.74 $1,023.41 $1,022.99 $1,022.50
Expenses incurred during the period*
$1.20 $1.54 $1.96 $2.46
Effective expenses incurred during the period
†
$1.64 $1.97 $2.39 $2.90
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.24% for
Institutional Class, 0.30% for Advisor Class, 0.39% for Premier Class and 0.49% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.32% for Institutional Class, 0.39% for Advisor Class, 0.47% for Premier Class and 0.57% for Retirement Class.
12.3
Lifecycle 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.43 $1,018.17 $1,017.69 $1,017.11
Expenses incurred during the period*
$1.36 $1.91 $2.11 $2.61
Effective expenses incurred during the period
†
$1.87 $2.43 $2.63 $3.13
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.59 $1,023.04 $1,022.84 $1,022.34
Expenses incurred during the period*
$1.36 $1.92 $2.12 $2.62
Effective expenses incurred during the period
†
$1.88 $2.43 $2.63 $3.14
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.38% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.37% for Institutional Class, 0.48% for Advisor Class, 0.52% for Premier Class and 0.62% for Retirement Class.

Expense Examples
(continued)

12.4
Lifecycle 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.00 $1,018.33 $1,018.44 $1,017.70
Expenses incurred during the period*
$1.38 $1.80 $2.14 $2.64
Effective expenses incurred during the period
†
$1.95 $2.36 $2.70 $3.20
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.56 $1,023.15 $1,022.81 $1,022.31
Expenses incurred during the period*
$1.39 $1.80 $2.14 $2.65
Effective expenses incurred during the period
†
$1.95 $2.37 $2.70 $3.21
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.42% for Premier Class and 0.53% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.39% for Institutional Class, 0.47% for Advisor Class, 0.54% for Premier Class and 0.64% for Retirement Class.
12.5
Lifecycle 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,019.31 $1,018.59 $1,018.81 $1,018.23
Expenses incurred during the period*
$1.41 $1.84 $2.16 $2.67
Effective expenses incurred during the period
†
$2.03 $2.46 $2.79 $3.29
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.54 $1,023.11 $1,022.79 $1,022.29
Expenses incurred during the period*
$1.41 $1.84 $2.17 $2.67
Effective expenses incurred during the period
†
$2.04 $2.46 $2.79 $3.29
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.43% for Premier Class and 0.53% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.40% for Institutional Class, 0.49% for Advisor Class, 0.55% for Premier Class and 0.65% for Retirement Class.

12.6
Lifecycle 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.00 $1,020.32 $1,019.42 $1,018.66
Expenses incurred during the period*
$1.39 $1.81 $2.15 $2.65
Effective expenses incurred during the period
†
$2.10 $2.52 $2.85 $3.35
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.55 $1,023.14 $1,022.81 $1,022.31
Expenses incurred during the period*
$1.39 $1.81 $2.15 $2.65
Effective expenses incurred during the period
†
$2.10 $2.52 $2.86 $3.36
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.28% for
Institutional Class, 0.36% for Advisor Class, 0.43% for Premier Class and 0.53% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.42% for Institutional Class, 0.50% for Advisor Class, 0.57% for Premier Class and 0.67% for Retirement Class.
12.7
Lifecycle 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,020.67 $1,019.76 $1,020.05 $1,019.87
Expenses incurred during the period*
$1.36 $1.86 $2.12 $2.62
Effective expenses incurred during the period
†
$2.17 $2.67 $2.92 $3.43
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.58 $1,023.09 $1,022.83 $1,022.34
Expenses incurred during the period*
$1.37 $1.87 $2.12 $2.63
Effective expenses incurred during the period
†
$2.17 $2.67 $2.93 $3.43
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.27% for
Institutional Class, 0.37% for Advisor Class, 0.42% for Premier Class and 0.52% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.43% for Institutional Class, 0.53% for Advisor Class, 0.58% for Premier Class and 0.68% for Retirement Class.

Expense Examples
(continued)

12.8
Lifecycle 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.18 $1,021.52 $1,021.54 $1,020.66
Expenses incurred during the period*
$1.29 $1.74 $2.05 $2.55
Effective expenses incurred during the period
†
$2.20 $2.64 $2.95 $3.46
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.65 $1,023.21 $1,022.91 $1,022.41
Expenses incurred during the period*
$1.29 $1.74 $2.05 $2.55
Effective expenses incurred during the period
†
$2.20 $2.65 $2.96 $3.46
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.34% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.52% for Advisor Class, 0.59% for Premier Class and 0.69% for Retirement Class.
12.9
Lifecycle 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.17 $1,021.66 $1,020.61 $1,021.25
Expenses incurred during the period*
$1.31 $1.75 $2.06 $2.57
Effective expenses incurred during the period
†
$2.28 $2.72 $3.04 $3.54
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.64 $1,023.20 $1,022.89 $1,022.39
Expenses incurred during the period*
$1.31 $1.75 $2.07 $2.57
Effective expenses incurred during the period
†
$2.28 $2.72 $3.04 $3.54
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.26% for
Institutional Class, 0.35% for Advisor Class, 0.41% for Premier Class and 0.51% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.54% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.

13.01
Lifecycle 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.47 $1,021.91 $1,020.84 $1,020.66
Expenses incurred during the period*
$1.26 $1.62 $2.02 $2.52
Effective expenses incurred during the period
†
$2.27 $2.63 $3.02 $3.52
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.68 $1,023.32 $1,022.93 $1,022.44
Expenses incurred during the period*
$1.26 $1.63 $2.02 $2.52
Effective expenses incurred during the period
†
$2.27 $2.63 $3.02 $3.53
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.32% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.52% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.
13.1
Lifecycle 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.29 $1,021.88 $1,022.12 $1,021.02
Expenses incurred during the period*
$1.27 $1.65 $2.02 $2.52
Effective expenses incurred during the period
†
$2.28 $2.66 $3.03 $3.54
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.68 $1,023.30 $1,022.93 $1,022.43
Expenses incurred during the period*
$1.27 $1.65 $2.02 $2.53
Effective expenses incurred during the period
†
$2.28 $2.66 $3.04 $3.54
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.33% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.53% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.

Expense Examples
(continued)

13.2
Lifecycle 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.65 $1,022.00 $1,021.12 $1,020.89
Expenses incurred during the period*
$1.27 $1.67 $2.02 $2.53
Effective expenses incurred during the period
†
$2.29 $2.70 $3.05 $3.55
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.68 $1,023.28 $1,022.93 $1,022.43
Expenses incurred during the period*
$1.27 $1.68 $2.02 $2.53
Effective expenses incurred during the period
†
$2.29 $2.70 $3.05 $3.55
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.25% for
Institutional Class, 0.33% for Advisor Class, 0.40% for Premier Class and 0.50% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.54% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.
13.3
Lifecycle 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.09 $1,022.13 $1,021.94 $1,021.18
Expenses incurred during the period*
$1.23 $1.25 $1.99 $2.48
Effective expenses incurred during the period
†
$2.26 $2.28 $3.02 $3.51
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.72 $1,023.69 $1,022.97 $1,022.48
Expenses incurred during the period*
$1.23 $1.25 $1.99 $2.48
Effective expenses incurred during the period
†
$2.26 $2.28 $3.02 $3.51
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.24% for
Institutional Class, 0.25% for Advisor Class, 0.39% for Premier Class and 0.49% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.45% for Institutional Class, 0.45% for Advisor Class, 0.60% for Premier Class and 0.70% for Retirement Class.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle
2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund, TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle
2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund, TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle
2050 Fund, TIAA-CREF Lifecycle 2055 Fund, TIAA-CREF Lifecycle 2060 Fund, and TIAA-CREF Lifecycle 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF
Lifecycle Retirement Income Fund, TIAA-CREF Lifecycle 2010 Fund, TIAA-CREF Lifecycle 2015 Fund, TIAA-CREF Lifecycle 2020 Fund,
TIAA-CREF Lifecycle 2025 Fund, TIAA-CREF Lifecycle 2030 Fund, TIAA-CREF Lifecycle 2035 Fund, TIAA-CREF Lifecycle 2040 Fund,
TIAA-CREF Lifecycle 2045 Fund, TIAA-CREF Lifecycle 2050 Fund, TIAA-CREF Lifecycle 2055 Fund, TIAA-CREF Lifecycle 2060 Fund, and
TIAA-CREF Lifecycle 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds")
as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the
United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the transfer agent, broker and custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
July 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds investment company group since 2005.

Lifecycle Retirement Income Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.2%a
DIRECT REAL ESTATE—5.5%
2,108,068 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/03/21; cost $22,329,657) $ 24,453,592
TOTAL DIRECT REAL ESTATE 24,453,592
FIXED INCOME—40.2%
10,327,712
TIAA-CREF Core Bond Fund 93,775,625
6,402,341
TIAA-CREF Core Plus Bond Fund 58,133,260
1,071,211
TIAA-CREF Emerging Markets Debt Fund 8,441,143
1,084,368
TIAA-CREF High-Yield Fund 8,913,506
1,166,154
TIAA-CREF International Bond Fund 9,305,909
TOTAL FIXED INCOME 178,569,443
INFLATION-PROTECTED ASSETS—10.0%
4,197,159
TIAA-CREF Inflation-Linked Bond Fund 44,615,805
TOTAL INFLATION-PROTECTED ASSETS 44,615,805
INTERNATIONAL EQUITY—11.9%
1,179,543
TIAA-CREF Emerging Markets Equity Fund 8,893,757
1,880,970
TIAA-CREF International Equity Fund 23,023,075
990,880
TIAA-CREF International Opportunities Fund 13,753,419
774,406
TIAA-CREF Quant International Small-Cap Equity Fund 7,294,908
TOTAL INTERNATIONAL EQUITY 52,965,159
SHORT-TERM FIXED INCOME—10.0%
4,527,525
TIAA-CREF Short-Term Bond Fund 44,686,676
TOTAL SHORT-TERM FIXED INCOME 44,686,676
U.S. EQUITY—22.6%
281,938
Nuveen Dividend Growth Fund 14,460,610
1,126,326
Nuveen Dividend Value Fund 14,676,022
790,059
Nuveen Growth Opportunities ETF 16,907,263
1,045,502
TIAA-CREF Growth & Income Fund 14,637,027
842,925
TIAA-CREF Large-Cap Growth Fund 16,900,638
775,189
TIAA-CREF Large-Cap Value Fund 14,720,831
239,329
TIAA-CREF Quant Small-Cap Equity Fund 3,652,158
358,368
TIAA-CREF Quant Small/Mid-Cap Equity Fund 4,250,245
TOTAL U.S. EQUITY 100,204,794
TOTAL AFFILIATED INVESTMENT COMPANIES 445,495,469
(Cost $441,411,818)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$455,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 455,000
TOTAL REPURCHASE AGREEMENT 455,000
TOTAL SHORT-TERM INVESTMENTS 455,000
(Cost $455,000)
TOTAL INVESTMENTS—100.3% 445,950,469
(Cost $441,866,818)
OTHER ASSETS & LIABILITIES, NET—(0.3)% (1,346,722)
NET ASSETS—100.0% $ 444,603,747

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $24,453,592 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $455,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $464,105.

Lifecycle 2010 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—3.9%
2,902,592 b
TIAA-CREF Real Property Fund LP (purchased 7/01/16-1/26/21; cost $29,896,565) $ 33,670,071
TOTAL DIRECT REAL ESTATE 33,670,071
FIXED INCOME—40.1%
19,842,882
TIAA-CREF Core Bond Fund 180,173,371
12,303,334
TIAA-CREF Core Plus Bond Fund 111,714,273
2,055,559
TIAA-CREF Emerging Markets Debt Fund 16,197,801
2,075,857
TIAA-CREF High-Yield Fund 17,063,549
2,240,486
TIAA-CREF International Bond Fund 17,879,074
TOTAL FIXED INCOME 343,028,068
INFLATION-PROTECTED ASSETS—10.0%
8,067,532
TIAA-CREF Inflation-Linked Bond Fund 85,757,862
TOTAL INFLATION-PROTECTED ASSETS 85,757,862
INTERNATIONAL EQUITY—11.4%
2,179,183
TIAA-CREF Emerging Markets Equity Fund 16,431,042
3,475,530
TIAA-CREF International Equity Fund 42,540,482
1,829,258
TIAA-CREF International Opportunities Fund 25,390,101
1,431,447
TIAA-CREF Quant International Small-Cap Equity Fund 13,484,233
TOTAL INTERNATIONAL EQUITY 97,845,858
SHORT-TERM FIXED INCOME—12.9%
11,213,014
TIAA-CREF Short-Term Bond Fund 110,672,452
TOTAL SHORT-TERM FIXED INCOME 110,672,452
U.S. EQUITY—21.6%
520,818
Nuveen Dividend Growth Fund 26,712,756
2,085,402
Nuveen Dividend Value Fund 27,172,786
1,462,353
Nuveen Growth Opportunities ETF 31,294,354
1,921,148
TIAA-CREF Growth & Income Fund 26,896,079
1,559,356
TIAA-CREF Large-Cap Growth Fund 31,265,091
1,433,398
TIAA-CREF Large-Cap Value Fund 27,220,226
442,130
TIAA-CREF Quant Small-Cap Equity Fund 6,746,910
661,979
TIAA-CREF Quant Small/Mid-Cap Equity Fund 7,851,075
TOTAL U.S. EQUITY 185,159,277
TOTAL AFFILIATED INVESTMENT COMPANIES 856,133,588
(Cost $830,510,366)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$590,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 590,000
TOTAL REPURCHASE AGREEMENT 590,000
TOTAL SHORT-TERM INVESTMENTS 590,000
(Cost $590,000)
TOTAL INVESTMENTS—100.0% 856,723,588
(Cost $831,100,366)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (128,982)
NET ASSETS—100.0% $ 856,594,606

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $33,670,071 or 3.9% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $590,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.625% and maturity date 5/31/27, valued at $601,890.

Lifecycle 2015 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—5.5%
5,810,749 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-1/26/21; cost $61,101,255) $ 67,404,688
TOTAL DIRECT REAL ESTATE 67,404,688
FIXED INCOME—39.6%
28,171,357
TIAA-CREF Core Bond Fund 255,795,924
17,454,755
TIAA-CREF Core Plus Bond Fund 158,489,178
2,922,587
TIAA-CREF Emerging Markets Debt Fund 23,029,986
2,941,131
TIAA-CREF High-Yield Fund 24,176,099
3,183,593
TIAA-CREF International Bond Fund 25,405,072
TOTAL FIXED INCOME 486,896,259
INFLATION-PROTECTED ASSETS—9.2%
10,588,507
TIAA-CREF Inflation-Linked Bond Fund 112,555,832
TOTAL INFLATION-PROTECTED ASSETS 112,555,832
INTERNATIONAL EQUITY—12.6%
3,449,894
TIAA-CREF Emerging Markets Equity Fund 26,012,200
5,497,577
TIAA-CREF International Equity Fund 67,290,347
2,893,787
TIAA-CREF International Opportunities Fund 40,165,769
2,266,919
TIAA-CREF Quant International Small-Cap Equity Fund 21,354,378
TOTAL INTERNATIONAL EQUITY 154,822,694
SHORT-TERM FIXED INCOME—9.2%
11,423,274
TIAA-CREF Short-Term Bond Fund 112,747,713
TOTAL SHORT-TERM FIXED INCOME 112,747,713
U.S. EQUITY—23.9%
824,380
Nuveen Dividend Growth Fund 42,282,469
3,306,964
Nuveen Dividend Value Fund 43,089,743
2,319,503
Nuveen Growth Opportunities ETF 49,637,364
3,053,463
TIAA-CREF Growth & Income Fund 42,748,479
2,464,552
TIAA-CREF Large-Cap Growth Fund 49,414,267
2,266,392
TIAA-CREF Large-Cap Value Fund 43,038,781
699,813
TIAA-CREF Quant Small-Cap Equity Fund 10,679,145
1,047,797
TIAA-CREF Quant Small/Mid-Cap Equity Fund 12,426,867
TOTAL U.S. EQUITY 293,317,115
TOTAL AFFILIATED INVESTMENT COMPANIES 1,227,744,301
(Cost $1,246,016,632)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$620,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 620,000
TOTAL REPURCHASE AGREEMENT 620,000
TOTAL SHORT-TERM INVESTMENTS 620,000
(Cost $620,000)
TOTAL INVESTMENTS—100.1% 1,228,364,301
(Cost $1,246,636,632)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (748,912)
NET ASSETS—100.0% $ 1,227,615,389

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $67,404,688 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $620,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $632,443.

Lifecycle 2020 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—5.5%
12,820,200 b
TIAA-CREF Real Property Fund LP (purchased 11/28/16-4/13/21; cost $135,241,424) $ 148,714,320
TOTAL DIRECT REAL ESTATE 148,714,320
FIXED INCOME—38.7%
60,556,633
TIAA-CREF Core Bond Fund 549,854,227
37,533,453
TIAA-CREF Core Plus Bond Fund 340,803,750
6,275,211
TIAA-CREF Emerging Markets Debt Fund 49,448,663
6,331,946
TIAA-CREF High-Yield Fund 52,048,595
6,850,977
TIAA-CREF International Bond Fund 54,670,799
TOTAL FIXED INCOME 1,046,826,034
INFLATION-PROTECTED ASSETS—7.1%
18,255,933
TIAA-CREF Inflation-Linked Bond Fund 194,060,570
TOTAL INFLATION-PROTECTED ASSETS 194,060,570
INTERNATIONAL EQUITY—14.3%
8,664,173
TIAA-CREF Emerging Markets Equity Fund 65,327,864
13,793,917
TIAA-CREF International Equity Fund 168,837,545
7,255,571
TIAA-CREF International Opportunities Fund 100,707,329
5,678,903
TIAA-CREF Quant International Small-Cap Equity Fund 53,495,271
TOTAL INTERNATIONAL EQUITY 388,368,009
SHORT-TERM FIXED INCOME—7.2%
19,695,417
TIAA-CREF Short-Term Bond Fund 194,393,763
TOTAL SHORT-TERM FIXED INCOME 194,393,763
U.S. EQUITY—27.2%
2,066,934
Nuveen Dividend Growth Fund 106,013,030
8,236,102
Nuveen Dividend Value Fund 107,316,416
5,805,501
Nuveen Growth Opportunities ETF 124,237,721
7,684,025
TIAA-CREF Growth & Income Fund 107,576,356
6,179,713
TIAA-CREF Large-Cap Growth Fund 123,903,251
5,696,533
TIAA-CREF Large-Cap Value Fund 108,177,167
1,754,611
TIAA-CREF Quant Small-Cap Equity Fund 26,775,371
2,627,105
TIAA-CREF Quant Small/Mid-Cap Equity Fund 31,157,461
TOTAL U.S. EQUITY 735,156,773
TOTAL AFFILIATED INVESTMENT COMPANIES 2,707,519,469
(Cost $2,721,006,080)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,485,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 2,485,000
TOTAL REPURCHASE AGREEMENT 2,485,000
TOTAL SHORT-TERM INVESTMENTS 2,485,000
(Cost $2,485,000)
TOTAL INVESTMENTS—100.1% 2,710,004,469
(Cost $2,723,491,080)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (3,838,678)
NET ASSETS—100.0% $ 2,706,165,791

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $148,714,320 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $2,485,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $2,534,767.

Lifecycle 2025 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
DIRECT REAL ESTATE—5.5%
18,980,854 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-8/03/21; cost $202,140,594) $ 220,177,904
TOTAL DIRECT REAL ESTATE 220,177,904
FIXED INCOME—35.9%
83,248,744
TIAA-CREF Core Bond Fund 755,898,593
51,578,755
TIAA-CREF Core Plus Bond Fund 468,335,099
8,624,853
TIAA-CREF Emerging Markets Debt Fund 67,963,843
8,757,350
TIAA-CREF High-Yield Fund 71,985,414
9,407,745
TIAA-CREF International Bond Fund 75,073,802
TOTAL FIXED INCOME 1,439,256,751
INFLATION-PROTECTED ASSETS—5.2%
19,455,753
TIAA-CREF Inflation-Linked Bond Fund 206,814,659
TOTAL INFLATION-PROTECTED ASSETS 206,814,659
INTERNATIONAL EQUITY—16.7%
14,886,024
TIAA-CREF Emerging Markets Equity Fund 112,240,623
23,721,613
TIAA-CREF International Equity Fund 290,352,544
12,477,118
TIAA-CREF International Opportunities Fund 173,182,397
9,770,251
TIAA-CREF Quant International Small-Cap Equity Fund 92,035,767
TOTAL INTERNATIONAL EQUITY 667,811,331
SHORT-TERM FIXED INCOME—5.2%
20,990,748
TIAA-CREF Short-Term Bond Fund 207,178,682
TOTAL SHORT-TERM FIXED INCOME 207,178,682
U.S. EQUITY—31.5%
3,555,775
Nuveen Dividend Growth Fund 182,375,719
14,209,835
Nuveen Dividend Value Fund 185,154,151
9,995,447
Nuveen Growth Opportunities ETF 213,902,566
13,188,685
TIAA-CREF Growth & Income Fund 184,641,583
10,624,638
TIAA-CREF Large-Cap Growth Fund 213,023,982
9,787,367
TIAA-CREF Large-Cap Value Fund 185,862,100
3,020,797
TIAA-CREF Quant Small-Cap Equity Fund 46,097,362
4,521,528
TIAA-CREF Quant Small/Mid-Cap Equity Fund 53,625,326
TOTAL U.S. EQUITY 1,264,682,789
TOTAL AFFILIATED INVESTMENT COMPANIES 4,005,922,116
(Cost $3,976,568,331)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,705,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 5,705,000
TOTAL REPURCHASE AGREEMENT 5,705,000
TOTAL SHORT-TERM INVESTMENTS 5,705,000
(Cost $5,705,000)
TOTAL INVESTMENTS—100.1% 4,011,627,116
(Cost $3,982,273,331)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (4,306,198)
NET ASSETS—100.0% $ 4,007,320,918

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $220,177,904 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $5,705,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $5,819,120.

Lifecycle 2030 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.5%
21,568,848 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-3/15/23; cost $231,850,082) $ 250,198,632
TOTAL DIRECT REAL ESTATE 250,198,632
FIXED INCOME—30.8%
81,046,924
TIAA-CREF Core Bond Fund 735,906,071
50,179,439
TIAA-CREF Core Plus Bond Fund 455,629,303
8,388,020
TIAA-CREF Emerging Markets Debt Fund 66,097,600
8,573,039
TIAA-CREF High-Yield Fund 70,470,380
9,184,613
TIAA-CREF International Bond Fund 73,293,209
TOTAL FIXED INCOME 1,401,396,563
INFLATION-PROTECTED ASSETS—3.1%
13,521,827
TIAA-CREF Inflation-Linked Bond Fund 143,737,020
TOTAL INFLATION-PROTECTED ASSETS 143,737,020
INTERNATIONAL EQUITY—19.8%
20,095,531
TIAA-CREF Emerging Markets Equity Fund 151,520,304
32,025,320
TIAA-CREF International Equity Fund 391,989,911
16,847,804
TIAA-CREF International Opportunities Fund 233,847,520
13,183,443
TIAA-CREF Quant International Small-Cap Equity Fund 124,188,029
TOTAL INTERNATIONAL EQUITY 901,545,764
SHORT-TERM FIXED INCOME—3.2%
14,600,930
TIAA-CREF Short-Term Bond Fund 144,111,178
TOTAL SHORT-TERM FIXED INCOME 144,111,178
U.S. EQUITY—37.5%
4,802,831
Nuveen Dividend Growth Fund 246,337,191
19,132,835
Nuveen Dividend Value Fund 249,300,842
13,486,292
Nuveen Growth Opportunities ETF 288,606,649
17,835,078
TIAA-CREF Growth & Income Fund 249,691,089
14,350,257
TIAA-CREF Large-Cap Growth Fund 287,722,651
13,208,669
TIAA-CREF Large-Cap Value Fund 250,832,621
4,075,498
TIAA-CREF Quant Small-Cap Equity Fund 62,192,106
6,102,097
TIAA-CREF Quant Small/Mid-Cap Equity Fund 72,370,869
TOTAL U.S. EQUITY 1,707,054,018
TOTAL AFFILIATED INVESTMENT COMPANIES 4,548,043,175
(Cost $4,448,700,569)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,385,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 5,385,000
TOTAL REPURCHASE AGREEMENT 5,385,000
TOTAL SHORT-TERM INVESTMENTS 5,385,000
(Cost $5,385,000)
TOTAL INVESTMENTS—100.0% 4,553,428,175
(Cost $4,454,085,569)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,571,276)
NET ASSETS—100.0% $ 4,551,856,899

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $250,198,632 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $5,385,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $5,492,722.

Lifecycle 2035 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.5%
22,551,888 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-4/28/23; cost $243,148,771) $ 261,601,902
TOTAL DIRECT REAL ESTATE 261,601,902
FIXED INCOME—24.0%
65,890,667
TIAA-CREF Core Bond Fund 598,287,254
40,799,356
TIAA-CREF Core Plus Bond Fund 370,458,148
6,818,871
TIAA-CREF Emerging Markets Debt Fund 53,732,707
6,949,826
TIAA-CREF High-Yield Fund 57,127,570
7,463,007
TIAA-CREF International Bond Fund 59,554,793
TOTAL FIXED INCOME 1,139,160,472
INFLATION-PROTECTED ASSETS—1.1%
5,166,593
TIAA-CREF Inflation-Linked Bond Fund 54,920,887
TOTAL INFLATION-PROTECTED ASSETS 54,920,887
INTERNATIONAL EQUITY—23.5%
24,905,975
TIAA-CREF Emerging Markets Equity Fund 187,791,050
39,798,306
TIAA-CREF International Equity Fund 487,131,266
20,932,514
TIAA-CREF International Opportunities Fund 290,543,297
16,347,330
TIAA-CREF Quant International Small-Cap Equity Fund 153,991,846
TOTAL INTERNATIONAL EQUITY 1,119,457,459
SHORT-TERM FIXED INCOME—1.2%
5,574,557
TIAA-CREF Short-Term Bond Fund 55,020,877
TOTAL SHORT-TERM FIXED INCOME 55,020,877
U.S. EQUITY—44.6%
5,967,131
Nuveen Dividend Growth Fund 306,054,159
23,786,271
Nuveen Dividend Value Fund 309,935,108
16,734,401
Nuveen Growth Opportunities ETF 358,116,181
22,144,148
TIAA-CREF Growth & Income Fund 310,018,073
17,806,260
TIAA-CREF Large-Cap Growth Fund 357,015,516
16,384,490
TIAA-CREF Large-Cap Value Fund 311,141,469
5,091,889
TIAA-CREF Quant Small-Cap Equity Fund 77,702,224
7,585,641
TIAA-CREF Quant Small/Mid-Cap Equity Fund 89,965,707
TOTAL U.S. EQUITY 2,119,948,437
TOTAL AFFILIATED INVESTMENT COMPANIES 4,750,110,034
(Cost $4,534,427,026)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,605,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 4,605,000
TOTAL REPURCHASE AGREEMENT 4,605,000
TOTAL SHORT-TERM INVESTMENTS 4,605,000
(Cost $4,605,000)
TOTAL INVESTMENTS—100.0% 4,754,715,034
(Cost $4,539,032,026)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,799,167)
NET ASSETS—100.0% $ 4,752,915,867

See Notes to Financial Statements
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $261,601,902 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $4,605,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $4,697,162.

Lifecycle 2040 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.5%
27,064,610 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/19/23; cost $291,941,990) $ 313,949,472
TOTAL DIRECT REAL ESTATE 313,949,472
FIXED INCOME—14.8%
48,919,795
TIAA-CREF Core Bond Fund 444,191,735
30,270,544
TIAA-CREF Core Plus Bond Fund 274,856,544
5,053,761
TIAA-CREF Emerging Markets Debt Fund 39,823,640
5,207,987
TIAA-CREF High-Yield Fund 42,809,652
5,538,383
TIAA-CREF International Bond Fund 44,196,296
TOTAL FIXED INCOME 845,877,867
INTERNATIONAL EQUITY—27.5%
34,877,558
TIAA-CREF Emerging Markets Equity Fund 262,976,789
55,695,581
TIAA-CREF International Equity Fund 681,713,910
29,290,455
TIAA-CREF International Opportunities Fund 406,551,522
22,882,677
TIAA-CREF Quant International Small-Cap Equity Fund 215,554,817
TOTAL INTERNATIONAL EQUITY 1,566,797,038
U.S. EQUITY—52.1%
8,343,476
Nuveen Dividend Growth Fund 427,936,876
33,282,795
Nuveen Dividend Value Fund 433,674,816
23,453,567
Nuveen Growth Opportunities ETF 501,906,334
30,999,374
TIAA-CREF Growth & Income Fund 433,991,233
24,923,167
TIAA-CREF Large-Cap Growth Fund 499,709,494
22,941,756
TIAA-CREF Large-Cap Value Fund 435,663,948
7,116,115
TIAA-CREF Quant Small-Cap Equity Fund 108,591,918
10,616,074
TIAA-CREF Quant Small/Mid-Cap Equity Fund 125,906,638
TOTAL U.S. EQUITY 2,967,381,257
TOTAL AFFILIATED INVESTMENT COMPANIES 5,694,005,634
(Cost $5,311,220,624)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$5,895,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 5,895,000
TOTAL REPURCHASE AGREEMENT 5,895,000
TOTAL SHORT-TERM INVESTMENTS 5,895,000
(Cost $5,895,000)
TOTAL INVESTMENTS—100.0% 5,699,900,634
(Cost $5,317,115,624)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,000,907)
NET ASSETS—100.0% $ 5,698,899,727
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $313,949,472 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $5,895,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $6,012,907.

Portfolio of Investments
Lifecycle 2045 Fund May 31, 2023

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.5%
18,766,498 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/19/23; cost $205,255,623) $ 217,691,379
TOTAL DIRECT REAL ESTATE 217,691,379
FIXED INCOME—7.4%
16,904,782
TIAA-CREF Core Bond Fund 153,495,419
10,430,512
TIAA-CREF Core Plus Bond Fund 94,709,053
1,740,374
TIAA-CREF Emerging Markets Debt Fund 13,714,148
1,833,549
TIAA-CREF High-Yield Fund 15,071,772
1,908,744
TIAA-CREF International Bond Fund 15,231,781
TOTAL FIXED INCOME 292,222,173
INTERNATIONAL EQUITY—30.1%
26,442,916
TIAA-CREF Emerging Markets Equity Fund 199,379,589
42,175,206
TIAA-CREF International Equity Fund 516,224,527
22,210,422
TIAA-CREF International Opportunities Fund 308,280,663
17,304,193
TIAA-CREF Quant International Small-Cap Equity Fund 163,005,500
TOTAL INTERNATIONAL EQUITY 1,186,890,279
U.S. EQUITY—56.9%
6,350,603
Nuveen Dividend Growth Fund 325,722,413
25,254,291
Nuveen Dividend Value Fund 329,063,416
17,758,504
Nuveen Growth Opportunities ETF 380,031,986
23,462,765
TIAA-CREF Growth & Income Fund 328,478,709
18,846,642
TIAA-CREF Large-Cap Growth Fund 377,875,175
17,344,504
TIAA-CREF Large-Cap Value Fund 329,372,131
5,394,681
TIAA-CREF Quant Small-Cap Equity Fund 82,322,838
8,043,865
TIAA-CREF Quant Small/Mid-Cap Equity Fund 95,400,240
TOTAL U.S. EQUITY 2,248,266,908
TOTAL AFFILIATED INVESTMENT COMPANIES 3,945,070,739
(Cost $3,605,572,204)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,700,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 4,700,000
TOTAL REPURCHASE AGREEMENT 4,700,000
TOTAL SHORT-TERM INVESTMENTS 4,700,000
(Cost $4,700,000)
TOTAL INVESTMENTS—100.0% 3,949,770,739
(Cost $3,610,272,204)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (227,648)
NET ASSETS—100.0% $ 3,949,543,091
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $217,691,379 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $4,700,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $4,794,038.

Lifecycle 2050 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
DIRECT REAL ESTATE—5.5%
14,572,111 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/19/23; cost $161,225,055) $ 169,036,492
TOTAL DIRECT REAL ESTATE 169,036,492
FIXED INCOME—3.9%
6,906,775
TIAA-CREF Core Bond Fund 62,713,517
4,299,214
TIAA-CREF Core Plus Bond Fund 39,036,863
718,631
TIAA-CREF Emerging Markets Debt Fund 5,662,814
815,343
TIAA-CREF High-Yield Fund 6,702,118
788,840
TIAA-CREF International Bond Fund 6,294,940
TOTAL FIXED INCOME 120,410,252
INTERNATIONAL EQUITY—31.3%
21,364,450
TIAA-CREF Emerging Markets Equity Fund 161,087,953
34,028,145
TIAA-CREF International Equity Fund 416,504,492
17,921,746
TIAA-CREF International Opportunities Fund 248,753,836
13,947,790
TIAA-CREF Quant International Small-Cap Equity Fund 131,388,179
TOTAL INTERNATIONAL EQUITY 957,734,460
U.S. EQUITY—59.2%
5,131,194
Nuveen Dividend Growth Fund 263,178,957
20,371,117
Nuveen Dividend Value Fund 265,435,660
14,324,172
Nuveen Growth Opportunities ETF 306,537,281
18,925,496
TIAA-CREF Growth & Income Fund 264,956,947
15,229,425
TIAA-CREF Large-Cap Growth Fund 305,349,978
14,012,305
TIAA-CREF Large-Cap Value Fund 266,093,664
4,353,240
TIAA-CREF Quant Small-Cap Equity Fund 66,430,438
6,495,722
TIAA-CREF Quant Small/Mid-Cap Equity Fund 77,039,261
TOTAL U.S. EQUITY 1,815,022,186
TOTAL AFFILIATED INVESTMENT COMPANIES 3,062,203,390
(Cost $2,840,990,729)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,630,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 3,630,000
TOTAL REPURCHASE AGREEMENT 3,630,000
TOTAL SHORT-TERM INVESTMENTS 3,630,000
(Cost $3,630,000)
TOTAL INVESTMENTS—100.0% 3,065,833,390
(Cost $2,844,620,729)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (77,977)
NET ASSETS—100.0% $ 3,065,755,413
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $169,036,492 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $3,630,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $3,702,624.

Portfolio of Investments
Lifecycle 2055 Fund May 31, 2023

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.5%
6,963,219 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/19/23; cost $78,681,455) $ 80,773,342
TOTAL DIRECT REAL ESTATE 80,773,342
FIXED INCOME—2.7%
2,246,784
TIAA-CREF Core Bond Fund 20,400,795
1,399,153
TIAA-CREF Core Plus Bond Fund 12,704,305
231,508
TIAA-CREF Emerging Markets Debt Fund 1,824,286
278,471
TIAA-CREF High-Yield Fund 2,289,034
251,956
TIAA-CREF International Bond Fund 2,010,606
TOTAL FIXED INCOME 39,229,026
INTERNATIONAL EQUITY—31.6%
10,346,805
TIAA-CREF Emerging Markets Equity Fund 78,014,913
16,489,325
TIAA-CREF International Equity Fund 201,829,340
8,674,512
TIAA-CREF International Opportunities Fund 120,402,225
6,777,456
TIAA-CREF Quant International Small-Cap Equity Fund 63,843,634
TOTAL INTERNATIONAL EQUITY 464,090,112
U.S. EQUITY—60.0%
2,483,960
Nuveen Dividend Growth Fund 127,402,299
9,887,220
Nuveen Dividend Value Fund 128,830,473
6,923,403
Nuveen Growth Opportunities ETF 148,160,824
9,160,257
TIAA-CREF Growth & Income Fund 128,243,594
7,388,957
TIAA-CREF Large-Cap Growth Fund 148,148,583
6,780,162
TIAA-CREF Large-Cap Value Fund 128,755,273
2,105,545
TIAA-CREF Quant Small-Cap Equity Fund 32,130,614
3,143,718
TIAA-CREF Quant Small/Mid-Cap Equity Fund 37,284,490
TOTAL U.S. EQUITY 878,956,150
TOTAL AFFILIATED INVESTMENT COMPANIES 1,463,048,630
(Cost $1,398,847,218)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$2,935,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 2,935,000
TOTAL REPURCHASE AGREEMENT 2,935,000
TOTAL SHORT-TERM INVESTMENTS 2,935,000
(Cost $2,935,000)
TOTAL INVESTMENTS—100.0% 1,465,983,630
(Cost $1,401,782,218)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (337,998)
NET ASSETS—100.0% $ 1,465,645,632
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $80,773,342 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $2,935,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $2,993,782.

Lifecycle 2060 Fund May 31, 2023
Portfolio of Investments

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
DIRECT REAL ESTATE—5.5%
2,508,056 b
TIAA-CREF Real Property Fund LP (purchased 8/01/16-5/19/23; cost $29,067,206) $ 29,093,445
TOTAL DIRECT REAL ESTATE 29,093,445
FIXED INCOME—1.4%
431,974
TIAA-CREF Core Bond Fund 3,922,323
265,963
TIAA-CREF Core Plus Bond Fund 2,414,944
44,533
TIAA-CREF Emerging Markets Debt Fund 350,920
55,382
TIAA-CREF High-Yield Fund 455,243
47,430
TIAA-CREF International Bond Fund 378,488
TOTAL FIXED INCOME 7,521,918
INTERNATIONAL EQUITY—32.1%
3,773,553
TIAA-CREF Emerging Markets Equity Fund 28,452,591
6,017,663
TIAA-CREF International Equity Fund 73,656,200
3,165,548
TIAA-CREF International Opportunities Fund 43,937,811
2,477,891
TIAA-CREF Quant International Small-Cap Equity Fund 23,341,734
TOTAL INTERNATIONAL EQUITY 169,388,336
U.S. EQUITY—60.7%
910,871
Nuveen Dividend Growth Fund 46,718,585
3,605,803
Nuveen Dividend Value Fund 46,983,616
2,519,658
Nuveen Growth Opportunities ETF 53,920,681
3,339,624
TIAA-CREF Growth & Income Fund 46,754,736
2,703,524
TIAA-CREF Large-Cap Growth Fund 54,205,662
2,474,340
TIAA-CREF Large-Cap Value Fund 46,987,709
767,751
TIAA-CREF Quant Small-Cap Equity Fund 11,715,880
1,146,308
TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,595,208
TOTAL U.S. EQUITY 320,882,077
TOTAL AFFILIATED INVESTMENT COMPANIES 526,885,776
(Cost $519,280,079)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$880,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 880,000
TOTAL REPURCHASE AGREEMENT 880,000
TOTAL SHORT-TERM INVESTMENTS 880,000
(Cost $880,000)
TOTAL INVESTMENTS—99.9% 527,765,776
(Cost $520,160,079)
OTHER ASSETS & LIABILITIES, NET—0.1% 322,638
NET ASSETS—100.0% $ 528,088,414
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $29,093,445 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $880,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $897,629.

Portfolio of Investments
Lifecycle 2065 Fund May 31, 2023

See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
DIRECT REAL ESTATE—5.5%
200,173 b
TIAA-CREF Real Property Fund LP (purchased 9/30/20-5/19/23; cost $2,473,644) $ 2,322,008
TOTAL DIRECT REAL ESTATE 2,322,008
FIXED INCOME—0.2%
4,515
TIAA-CREF Core Bond Fund 41,000
2,797
TIAA-CREF Core Plus Bond Fund 25,396
466
TIAA-CREF Emerging Markets Debt Fund 3,675
472
TIAA-CREF High-Yield Fund 3,879
509
TIAA-CREF International Bond Fund 4,065
TOTAL FIXED INCOME 78,015
INTERNATIONAL EQUITY—32.6%
306,744
TIAA-CREF Emerging Markets Equity Fund 2,312,850
487,433
TIAA-CREF International Equity Fund 5,966,180
256,760
TIAA-CREF International Opportunities Fund 3,563,824
200,924
TIAA-CREF Quant International Small-Cap Equity Fund 1,892,706
TOTAL INTERNATIONAL EQUITY 13,735,560
U.S. EQUITY—61.5%
73,538
Nuveen Dividend Growth Fund 3,771,778
291,131
Nuveen Dividend Value Fund 3,793,442
202,879
Nuveen Growth Opportunities ETF 4,341,611
269,385
TIAA-CREF Growth & Income Fund 3,771,390
219,023
TIAA-CREF Large-Cap Growth Fund 4,391,410
199,916
TIAA-CREF Large-Cap Value Fund 3,796,407
61,857
TIAA-CREF Quant Small-Cap Equity Fund 943,942
92,716
TIAA-CREF Quant Small/Mid-Cap Equity Fund 1,099,613
TOTAL U.S. EQUITY 25,909,593
TOTAL AFFILIATED INVESTMENT COMPANIES 42,045,176
(Cost $41,314,996)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.5%
REPURCHASE AGREEMENT—0.5%
$220,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 220,000
TOTAL REPURCHASE AGREEMENT 220,000
TOTAL SHORT-TERM INVESTMENTS 220,000
(Cost $220,000)
TOTAL INVESTMENTS—100.3% 42,265,176
(Cost $41,534,996)
OTHER ASSETS & LIABILITIES, NET—(0.3)% (143,484)
NET ASSETS—100.0% $ 42,121,692
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth Opportunities ETF, Class W shares of the affiliated TIAA-CREF
Funds and Class R6 shares of the affiliated Nuveen Funds.
b Restricted security. At 5/31/23, the total value of this security amounted to $2,322,008 or 5.5% of net assets.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $220,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $224,491.

Statements of Assets and Liabilities
See Notes to Financial Statements

May 31, 2023
12.1
Lifecycle Retirement
Income Fund
12.2
Lifecycle 2010 Fund
12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
ASSETS
Affiliated investments, at value
‡
$ 445,495,469 $ 856,133,588 $ 1,227,744,301 $ 2,707,519,469
Short-term investments, at value
#
455,000 590,000 620,000 2,485,000
Cash 1,709 1,594 2,292 1,459
Due from affiliates 72,512 134,881 206,493 392,361
Receivables:
Dividends and interest 734,023 1,493,521 1,971,932 4,085,698
Fund shares sold 286,033 935,399 1,339,687 93,948
Investments sold 925,744 1,877,182 3,131,415 7,378,659
Other 21,829 75,780 109,876 171,002
Total assets 447,992,319 861,241,945 1,235,125,996 2,722,127,596
LIABILITIES
Management fees payable 147,247 285,728 408,593 913,383
Service agreement fees payable 28,912 52,788 73,028 138,410
Distribution fees payable 28,311 5,232 7,302 18,360
Due to affiliates 10,575 10,139 11,170 15,294
Payables:
Fund shares redeemed 1,486,728 1,137,642 2,437,041 3,533,791
Investments purchased - regular settlement 1,647,297 3,058,921 4,435,466 11,113,559
Trustee compensation 21,771 75,711 109,778 170,792
Accrued expenses and other payables 17,731 21,178 28,229 58,216
Total liabilities 3,388,572 4,647,339 7,510,607 15,961,805
Net assets $ 444,603,747 $ 856,594,606 $ 1,227,615,389 $ 2,706,165,791
NET ASSETS CONSIST OF:
Paid-in-capital $ 459,263,232 $ 857,524,498 $ 1,290,368,686 $ 2,815,494,600
Total distributable earnings (loss) (14,659,485) (929,892) (62,753,297) (109,328,809)
Net assets $ 444,603,747 $ 856,594,606 $ 1,227,615,389 $ 2,706,165,791
‡
Affiliated investments, cost $ 441,411,818 $ 830,510,366 $ 1,246,016,632 $ 2,721,006,080
#
Short-term investments, cost $ 455,000 $ 590,000 $ 620,000 $ 2,485,000
INSTITUTIONAL CLASS:
Net assets $ 171,457,187 $ 570,203,144 $ 831,506,517 $ 1,921,358,979
Shares outstanding 16,427,641 59,856,860 97,869,698 218,988,920
Net asset value per share $ 10 .44 $ 9 .53 $ 8 .50 $ 8 .77
ADVISOR CLASS:
Net assets $ 317,362 $ 145,559 $ 381,427 $ 694,656
Shares outstanding 30,400 15,237 44,945 79,234
Net asset value per share $ 10 .44 $ 9 .55 $ 8 .49 $ 8 .77
PREMIER CLASS:
Net assets $ 15,207,091 $ 40,794,439 $ 56,724,393 $ 141,676,476
Shares outstanding 1,457,684 4,292,532 6,708,031 16,190,262
Net asset value per share $ 10 .43 $ 9 .50 $ 8 .46 $ 8 .75
RETIREMENT CLASS:
Net assets $ 133,676,355 $ 245,451,464 $ 339,003,052 $ 642,435,680
Shares outstanding 12,843,494 20,516,342 30,000,002 53,335,831
Net asset value per share $ 10 .41 $ 11 .96 $ 11 .30 $ 12 .05
RETAIL CLASS:
Net assets $ 123,945,752 $ – $ – $ –
Shares outstanding 11,894,291 – – –
Net asset value per share $ 10 .42 $ – $ – $ –
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements

12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
$ 4,005,922,116 $ 4,548,043,175 $ 4,750,110,034 $ 5,694,005,634 $ 3,945,070,739 $ 3,062,203,390
5,705,000 5,385,000 4,605,000 5,895,000 4,700,000 3,630,000
1,590 3,426 4,442 2,707 2,789 770
543,474 603,505 677,713 905,317 629,435 518,893
5,399,381 5,066,330 3,907,052 2,778,459 972,362 413,544
2,849,017 2,664,329 2,012,953 3,961,283 2,778,954 2,292,861
12,830,422 16,523,964 19,935,707 25,572,007 17,020,613 13,124,368
184,492 182,155 183,747 235,562 93,901 60,722
4,033,435,492 4,578,471,884 4,781,436,648 5,733,355,969 3,971,268,793 3,082,244,548
1,366,745 1,576,785 1,674,062 2,037,852 1,419,037 1,103,969
181,601 192,859 182,860 212,277 124,516 88,904
28,198 31,517 33,645 38,880 28,699 20,836
18,776 20,066 20,469 23,042 18,196 15,778
4,492,211 2,252,253 2,758,570 3,337,753 1,254,698 1,053,514
19,761,381 22,271,919 23,578,874 28,467,671 18,716,994 14,088,590
184,185 181,807 183,387 235,142 93,611 60,497
81,477 87,779 88,914 103,625 69,951 57,047
26,114,574 26,614,985 28,520,781 34,456,242 21,725,702 16,489,135
$ 4,007,320,918 $ 4,551,856,899 $ 4,752,915,867 $ 5,698,899,727 $ 3,949,543,091 $ 3,065,755,413
$ 4,140,411,479 $ 4,647,747,966 $ 4,774,309,392 $ 5,612,996,763 $ 3,806,066,226 $ 2,981,492,693
(133,090,561) (95,891,067) (21,393,525) 85,902,964 143,476,865 84,262,720
$ 4,007,320,918 $ 4,551,856,899 $ 4,752,915,867 $ 5,698,899,727 $ 3,949,543,091 $ 3,065,755,413
$ 3,976,568,331 $ 4,448,700,569 $ 4,534,427,026 $ 5,311,220,624 $ 3,605,572,204 $ 2,840,990,729
$ 5,705,000 $ 5,385,000 $ 4,605,000 $ 5,895,000 $ 4,700,000 $ 3,630,000
$ 2,939,672,237 $ 3,405,402,851 $ 3,634,034,292 $ 4,401,861,490 $ 3,141,513,701 $ 2,485,183,468
323,223,597 370,275,561 388,769,689 470,763,982 268,680,668 207,583,948
$ 9 .09 $ 9 .20 $ 9 .35 $ 9 .35 $ 11 .69 $ 11 .97
$ 854,885 $ 596,641 $ 597,317 $ 367,202 $ 565,094 $ 331,125
94,038 64,876 64,011 39,324 48,347 27,642
$ 9 .09 $ 9 .20 $ 9 .33 $ 9 .34 $ 11 .69 $ 11 .98
$ 221,273,458 $ 246,776,168 $ 264,691,797 $ 305,163,626 $ 225,585,645 $ 163,683,877
24,459,567 27,000,642 28,423,461 32,756,820 19,406,429 13,738,413
$ 9 .05 $ 9 .14 $ 9 .31 $ 9 .32 $ 11 .62 $ 11 .91
$ 845,520,338 $ 899,081,239 $ 853,592,461 $ 991,507,409 $ 581,878,651 $ 416,556,943
66,654,721 68,017,630 61,506,235 68,567,152 50,301,084 35,175,888
$ 12 .69 $ 13 .22 $ 13 .88 $ 14 .46 $ 11 .57 $ 11 .84
$ – $ – $ – $ – $ – $ –
– – – – – –
$ – $ – $ – $ – $ – $ –
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Assets and Liabilities
(continued)
See Notes to Financial Statements
64
(continued)
(continued)
Statements of Assets and Liabilities
(continued)
May 31, 2023
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
13.3
Lifecycle 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 1,463,048,630 $ 526,885,776 $ 42,045,176
Short-term investments, at value
#
2,935,000 880,000 220,000
Cash 180 100 2,202
Due from affiliates 257,247 103,189 23,423
Receivables:
Dividends and interest 137,705 28,065 557
Fund shares sold 1,746,124 819,889 58,804
Investments sold 6,049,593 2,160,114 128,693
Other 18,174 3,768 93
Total assets 1,474,192,653 530,880,901 42,478,948
LIABILITIES
Management fees payable 526,269 188,667 14,834
Service agreement fees payable 41,364 14,371 1,550
Distribution fees payable 10,366 2,961 364
Due to affiliates 11,510 9,035 7,830
Payables:
Fund shares redeemed 257,824 21,242 20,178
Investments purchased - regular settlement 7,649,733 2,537,148 308,222
Trustee compensation 18,067 3,727 81
Accrued expenses and other payables 31,888 15,336 4,197
Total liabilities 8,547,021 2,792,487 357,256
Net assets $ 1,465,645,632 $ 528,088,414 $ 42,121,692
NET ASSETS CONSIST OF:
Paid-in-capital $ 1,463,829,123 $ 543,939,667 $ 43,178,748
Total distributable earnings (loss) 1,816,509 (15,851,253) (1,057,056)
Net assets $ 1,465,645,632 $ 528,088,414 $ 42,121,692
‡
Affiliated investments, cost $ 1,398,847,218 $ 519,280,079 $ 41,314,996
#
Short-term investments, cost $ 2,935,000 $ 880,000 $ 220,000
INSTITUTIONAL CLASS:
Net assets $ 1,189,521,226 $ 436,208,988 $ 31,199,115
Shares outstanding 83,931,736 35,678,720 2,962,292
Net asset value per share $ 14 .17 $ 12 .23 $ 10 .53
ADVISOR CLASS:
Net assets $ 333,704 $ 396,786 $ 540,511
Shares outstanding 23,555 32,487 52,252
Net asset value per share $ 14 .17 $ 12 .21 $ 10 .34
PREMIER CLASS:
Net assets $ 81,671,154 $ 23,599,565 $ 2,921,946
Shares outstanding 5,789,416 1,935,708 281,225
Net asset value per share $ 14 .11 $ 12 .19 $ 10 .39
RETIREMENT CLASS:
Net assets $ 194,119,548 $ 67,883,075 $ 7,460,120
Shares outstanding 13,772,899 5,578,822 708,493
Net asset value per share $ 14 .09 $ 12 .17 $ 10 .53
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

Statements of Operations
See Notes to Financial Statements

Year Ended May 31, 2023
12.1
Lifecycle
Retirement Income
Fund
12.2
Lifecycle 2010
Fund
12.3
Lifecycle 2015
Fund
12.4
Lifecycle 2020
Fund
12.5
Lifecycle 2025
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 18,873,363 $ 35,853,296 $ 50,573,355 $ 107,005,226 $ 147,460,535
Total investment income 18,873,363 35,853,296 50,573,355 107,005,226 147,460,535
EXPENSES
Management fees 1,809,643 3,521,493 4,994,207 11,113,155 16,442,485
12b-1 distribution and service fees — Premier Class 23,638 66,833 93,963 222,836 332,247
12b-1 distribution and service fees — Retail Class 310,822 – – – –
Shareholder servicing agent fees — Institutional Class 852 979 1,247 2,479 3,549
Shareholder servicing agent fees — Advisor Class 353 119 418 564 585
Shareholder servicing agent fees — Premier Class 103 83 88 164 208
Shareholder servicing agent fees — Retirement Class 357,152 657,122 891,609 1,712,990 2,218,769
Shareholder servicing agent fees — Retail Class 33,995 – – – –
Administrative service fees 51,278 49,484 54,491 74,824 92,334
Trustees fees 7,793 15,089 21,415 47,140 68,764
Custodian fees 9,488 9,535 9,528 9,551 9,589
Overdraft expense 3,575 7,071 5,009 5,747 7,237
Professional fees 14,037 10,746 20,716 25,840 30,669
Registration fees 73,069 61,721 63,800 65,640 70,385
Shareholder reporting expenses 26,418 37,100 41,574 69,408 93,462
Other 105,018 182,890 241,436 496,304 704,492
Total expenses 2,827,234 4,620,265 6,439,501 13,846,642 20,074,775
Expenses reimbursed by the investment adviser (243,051) (215,956) (246,634) (339,184) (421,467)
Fee waiver by investment adviser and Nuveen Securities (607,675) (1,466,385) (1,720,345) (3,800,369) (5,625,660)
Net expenses 1,976,508 2,937,924 4,472,522 9,707,089 14,027,648
Net investment income (loss) 16,896,855 32,915,372 46,100,833 97,298,137 133,432,887
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments (16,494,617) (22,262,933) (43,087,207) (100,485,364) (181,180,873)
Distributions from affiliated investments 4,002,174 7,455,838 11,461,745 27,786,612 46,269,806
Net realized gain (loss) (12,492,443) (14,807,095) (31,625,462) (72,698,752) (134,911,067)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (9,777,999) (26,665,614) (28,045,999) (51,635,367) (29,440,657)
Net change in unrealized appreciation (depreciation) (9,777,999) (26,665,614) (28,045,999) (51,635,367) (29,440,657)
Net realized and unrealized gain (loss) (22,270,442) (41,472,709) (59,671,461) (124,334,119) (164,351,724)
Net increase (decrease) in net assets from operations $ (5,373,587) $ (8,557,337) $ (13,570,628) $ (27,035,982) $ (30,918,837)

See Notes to Financial Statements

12.6
Lifecycle 2030
Fund
12.7
Lifecycle 2035
Fund
12.8
Lifecycle 2040
Fund
12.9
Lifecycle 2045
Fund
13.01
Lifecycle 2050
Fund
13.1
Lifecycle 2055
Fund
13.2
Lifecycle 2060
Fund
$ 151,307,692 $ 141,950,397 $ 153,316,691 $ 95,300,677 $ 69,426,013 $ 31,608,027 $ 10,448,654
151,307,692 141,950,397 153,316,691 95,300,677 69,426,013 31,608,027 10,448,654
18,512,328 19,358,599 23,264,753 15,891,274 12,130,547 5,622,961 1,907,465
373,700 389,665 445,218 324,208 231,094 113,675 30,643
– – – – – – –
3,772 3,963 4,640 3,594 3,168 2,339 1,451
404 486 239 222 307 143 192
240 233 271 204 175 124 90
2,328,624 2,160,543 2,538,141 1,451,809 1,038,854 472,879 153,479
– – – – – – –
98,634 100,515 112,475 88,656 76,651 55,779 43,734
76,219 78,501 93,388 63,335 48,140 22,186 7,444
9,531 9,547 9,561 9,552 9,589 9,565 9,587
9,106 12,374 12,020 9,384 7,748 2,747 1,270
32,350 32,868 35,862 29,855 26,734 21,337 18,174
67,871 71,768 69,811 69,998 65,704 63,955 62,322
101,270 104,137 121,624 90,510 79,430 53,501 37,016
768,610 779,213 910,949 620,009 477,892 238,495 98,745
22,382,659 23,102,412 27,618,952 18,652,610 14,196,033 6,679,686 2,371,612
(446,201) (459,247) (514,085) (408,433) (358,150) (269,239) (211,871)
(6,757,957) (7,550,969) (9,915,521) (6,854,203) (5,506,916) (2,549,013) (878,172)
15,178,501 15,092,196 17,189,346 11,389,974 8,330,967 3,861,434 1,281,569
136,129,191 126,858,201 136,127,345 83,910,703 61,095,046 27,746,593 9,167,085
(235,022,353) (284,281,096) (362,665,726) (237,449,960) (174,186,446) (80,299,899) (27,607,662)
59,937,103 72,583,737 100,905,209 74,689,356 59,315,921 27,963,520 9,576,710
(175,085,250) (211,697,359) (261,760,517) (162,760,604) (114,870,525) (52,336,379) (18,030,952)
19,097,350 87,567,127 158,488,550 106,650,067 79,311,487 41,249,140 17,260,266
19,097,350 87,567,127 158,488,550 106,650,067 79,311,487 41,249,140 17,260,266
(155,987,900) (124,130,232) (103,271,967) (56,110,537) (35,559,038) (11,087,239) (770,686)
$ (19,858,709) $ 2,727,969 $ 32,855,378 $ 27,800,166 $ 25,536,008 $ 16,659,354 $ 8,396,399

Statements of Operations
(continued)
See Notes to Financial Statements
68
(continued)
(continued)
Statements of Operations
(continued)
Year Ended May 31, 2023
13.3
Lifecycle 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 657,128
Total investment income 657,128
EXPENSES
Management fees 127,453
12b-1 distribution and service fees — Premier Class 3,613
Shareholder servicing agent fees — Institutional Class 348
Shareholder servicing agent fees — Advisor Class 44
Shareholder servicing agent fees — Premier Class 48
Shareholder servicing agent fees — Retirement Class 13,320
Administrative service fees 37,951
Trustees fees 472
Custodian fees 9,484
Overdraft expense 561
Professional fees 15,139
Registration fees 58,227
Shareholder reporting expenses 20,605
Other 24,678
Total expenses 311,943
Expenses reimbursed by the investment adviser (162,621)
Fee waiver by investment adviser and Nuveen Securities (60,837)
Net expenses 88,485
Net investment income (loss) 568,643
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments 3,589
Affiliated investments (2,412,130)
Distributions from affiliated investments 620,253
Net realized gain (loss) (1,788,288)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 2,268,463
Net change in unrealized appreciation (depreciation) 2,268,463
Net realized and unrealized gain (loss) 480,175
Net increase (decrease) in net assets from operations $ 1,048,818

Statements of Changes in Net Assets
See Notes to Financial Statements

12.1
Lifecycle Retirement Income Fund
12.2
Lifecycle 2010 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 16,896,855 $ 13,549,031 $ 32,915,372 $ 26,941,619
Net realized gain (loss) (12,492,443) 22,447,482 (14,807,095) 59,492,400
Net change in unrealized appreciation (depreciation) (9,777,999) (74,014,563) (26,665,614) (158,163,873)
Net increase (decrease) in net assets from operations (5,373,587) (38,018,050) (8,557,337) (71,729,854)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (11,259,252) (20,368,059) (41,117,299) (79,301,833)
Advisor Class (23,042) (77,250) (10,477) (17,924)
Premier Class (904,603) (1,323,354) (3,091,298) (5,444,960)
Retirement Class (8,148,119) (13,344,233) (14,318,674) (26,904,852)
Retail Class (7,048,385) (10,319,340) – –
Total distributions (27,383,401) (45,432,236) (58,537,748) (111,669,569)
SHAREHOLDER TRANSACTIONS
Subscriptions 27,266,035 89,806,748 43,352,031 82,143,456
Reinvestments of distributions 27,107,363 44,964,764 58,525,779 111,648,177
Redemptions (106,247,110) (131,097,497) (220,067,090) (251,472,503)
Net increase (decrease) from shareholder transactions (51,873,712) 3,674,015 (118,189,280) (57,680,870)
Net increase (decrease) in net assets (84,630,700) (79,776,271) (185,284,365) (241,080,293)
NET ASSETS
Beginning of period 529,234,447 609,010,718 1,041,878,971 1,282,959,264
End of period $ 444,603,747 $ 529,234,447 $ 856,594,606 $ 1,041,878,971

See Notes to Financial Statements

12.3
Lifecycle 2015 Fund
12.4
Lifecycle 2020 Fund
12.5
Lifecycle 2025 Fund
12.6
Lifecycle 2030 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
$ 46,100,833 $ 37,029,996 $ 97,298,137 $ 77,599,618 $ 133,432,887 $ 103,083,676 $ 136,129,191 $ 102,981,829
(31,625,462) 87,533,157 (72,698,752) 203,490,472 (134,911,067) 319,406,199 (175,085,250) 394,904,054
(28,045,999) (228,041,271) (51,635,367) (525,099,654) (29,440,657) (798,711,133) 19,097,350 (935,032,311)
(13,570,628) (103,478,118) (27,035,982) (244,009,564) (30,918,837) (376,221,258) (19,858,709) (437,146,428)
– – – – – – – –
(59,331,850) (106,959,992) (139,123,559) (256,343,041) (220,770,603) (380,804,874) (257,578,243) (437,831,967)
(26,173) (39,839) (48,155) (53,457) (48,996) (43,970) (37,638) (61,587)
(4,190,586) (7,688,659) (10,166,282) (18,654,021) (16,314,664) (26,753,172) (19,099,591) (29,995,512)
(17,976,483) (32,608,089) (33,813,771) (64,591,406) (46,297,782) (79,998,508) (48,611,349) (85,359,273)
– – – – – – – –
(81,525,092) (147,296,579) (183,151,767) (339,641,925) (283,432,045) (487,600,524) (325,326,821) (553,248,339)
60,512,164 84,091,804 106,270,733 213,364,095 215,944,262 363,369,368 319,848,118 456,945,260
81,392,446 147,094,070 182,870,392 339,188,185 282,274,672 485,809,372 324,717,080 552,436,421
(290,064,935) (344,440,477) (606,706,428) (694,935,725) (874,518,617) (751,953,032) (894,287,413) (713,606,681)
(148,160,325) (113,254,603) (317,565,303) (142,383,445) (376,299,683) 97,225,708 (249,722,215) 295,775,000
(243,256,045) (364,029,300) (527,753,052) (726,034,934) (690,650,565) (766,596,074) (594,907,745) (694,619,767)
1,470,871,434 1,834,900,734 3,233,918,843 3,959,953,777 4,697,971,483 5,464,567,557 5,146,764,644 5,841,384,411
$ 1,227,615,389 $ 1,470,871,434 $ 2,706,165,791 $ 3,233,918,843 $ 4,007,320,918 $ 4,697,971,483 $ 4,551,856,899 $ 5,146,764,644

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
72
(continued)
(continued)
(continued)
Statements of Changes in Net Assets
(continued)
12.7
Lifecycle 2035 Fund
12.8
Lifecycle 2040 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 126,858,201 $ 98,083,258 $ 136,127,345 $ 109,063,084
Net realized gain (loss) (211,697,359) 457,016,011 (261,760,517) 600,997,864
Net change in unrealized appreciation (depreciation) 87,567,127 (1,033,105,549) 158,488,550 (1,293,667,975)
Net increase (decrease) in net assets from operations 2,727,969 (478,006,280) 32,855,378 (583,607,027)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (285,529,937) (496,360,782) (357,987,704) (638,658,275)
Advisor Class (41,729) (52,417) (24,341) (32,522)
Premier Class (20,765,474) (34,545,686) (24,453,136) (43,722,661)
Retirement Class (46,524,053) (81,745,103) (54,661,296) (102,004,924)
Total distributions (352,861,193) (612,703,988) (437,126,477) (784,418,382)
SHAREHOLDER TRANSACTIONS
Subscriptions 352,295,923 479,439,839 381,943,509 476,220,904
Reinvestments of distributions 352,422,977 612,092,409 436,660,600 783,778,257
Redemptions (907,259,088) (717,958,388) (967,522,982) (784,889,195)
Net increase (decrease) from shareholder transactions (202,540,188) 373,573,860 (148,918,873) 475,109,966
Net increase (decrease) in net assets (552,673,412) (717,136,408) (553,189,972) (892,915,443)
NET ASSETS
Beginning of period 5,305,589,279 6,022,725,687 6,252,089,699 7,145,005,142
End of period $ 4,752,915,867 $ 5,305,589,279 $ 5,698,899,727 $ 6,252,089,699

See Notes to Financial Statements

12.9
Lifecycle 2045 Fund
13.01
Lifecycle 2050 Fund
13.1
Lifecycle 2055 Fund
13.2
Lifecycle 2060 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
$ 83,910,703 $ 68,068,368 $ 61,095,046 $ 49,206,030 $ 27,746,593 $ 21,082,701 $ 9,167,085 $ 6,385,410
(162,760,604) 416,098,472 (114,870,525) 307,013,484 (52,336,379) 126,410,721 (18,030,952) 33,524,440
106,650,067 (884,016,468) 79,311,487 (657,604,318) 41,249,140 (282,297,754) 17,260,266 (82,809,174)
27,800,166 (399,849,628) 25,536,008 (301,384,804) 16,659,354 (134,804,332) 8,396,399 (42,899,324)
– – – – – – – –
(241,209,677) (424,578,191) (183,507,675) (299,794,302) (80,343,625) (113,893,879) (24,303,302) (28,362,442)
(18,018) (20,597) (23,936) (33,565) (15,583) (16,266) (15,773) (16,960)
(17,159,472) (29,929,350) (12,030,740) (20,282,431) (5,607,246) (8,521,898) (1,340,228) (1,640,428)
(46,040,804) (81,517,458) (32,224,835) (54,655,174) (13,902,252) (20,883,417) (3,897,583) (4,864,206)
(304,427,971) (536,045,596) (227,787,186) (374,765,472) (99,868,706) (143,315,460) (29,556,886) (34,884,036)
352,319,467 454,106,186 326,430,050 372,075,477 239,149,943 251,254,753 146,211,834 141,511,108
303,839,327 535,255,569 227,577,339 374,513,840 99,649,748 143,066,126 29,473,082 34,820,892
(620,302,438) (509,701,861) (415,868,329) (322,936,652) (189,656,224) (139,792,676) (70,333,981) (51,427,951)
35,856,356 479,659,894 138,139,060 423,652,665 149,143,467 254,528,203 105,350,935 124,904,049
(240,771,449) (456,235,330) (64,112,118) (252,497,611) 65,934,115 (23,591,589) 84,190,448 47,120,689
4,190,314,540 4,646,549,870 3,129,867,531 3,382,365,142 1,399,711,517 1,423,303,106 443,897,966 396,777,277
$ 3,949,543,091 $ 4,190,314,540 $ 3,065,755,413 $ 3,129,867,531 $ 1,465,645,632 $ 1,399,711,517 $ 528,088,414 $ 443,897,966

Statements of Changes in Net Assets
(continued)
See Notes to Financial Statements
74
(continued)
Statements of Changes in Net Assets
(continued)
13.3
Lifecycle 2065 Fund
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 568,643 $ 159,835
Net realized gain (loss) (1,788,288) 560,384
Net change in unrealized appreciation (depreciation) 2,268,463 (2,556,188)
Net increase (decrease) in net assets from operations 1,048,818 (1,835,969)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (602,297) (514,419)
Advisor Class (15,480) (43,385)
Premier Class (66,999) (50,862)
Retirement Class (143,685) (75,261)
Total distributions (828,461) (683,927)
SHAREHOLDER TRANSACTIONS
Subscriptions 27,843,742 21,299,708
Reinvestments of distributions 679,235 309,761
Redemptions (10,376,493) (2,302,717)
Net increase (decrease) from shareholder transactions 18,146,484 19,306,752
Net increase (decrease) in net assets 18,366,841 16,786,856
NET ASSETS
Beginning of period 23,754,851 6,967,995
End of period $ 42,121,692 $ 23,754,851

Financial Highlights
See Notes to Financial Statements

The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.1
LIFECYCLE RETIREMENT INCOME FUND
Institutional Class:
5/31/23 $ 11 .14 $ 0 .39 $ ( 0 .46 ) $ ( 0 .07 ) $ ( 0 .31 ) $ ( 0 .32 ) $ ( 0 .63 ) $ 10 .44
5/31/22 12 .81 0 .29 ( 1 .02 ) ( 0 .73 ) ( 0 .38 ) ( 0 .56 ) ( 0 .94 ) 11 .14
5/31/21 11 .52 0 .23 1 .76 1 .99 ( 0 .31 ) ( 0 .39 ) ( 0 .70 ) 12 .81
5/31/20 11 .29 0 .33 0 .36 0 .69 ( 0 .29 ) ( 0 .17 ) ( 0 .46 ) 11 .52
5/31/19 11 .68 0 .29 ( 0 .04 ) 0 .25 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 11 .29
Advisor Class:
5/31/23 11 .14 0 .41 ( 0 .49 ) ( 0 .08 ) ( 0 .30 ) ( 0 .32 ) ( 0 .62 ) 10 .44
5/31/22 12 .81 0 .30 ( 1 .04 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .14
5/31/21 11 .52 0 .20 1 .78 1 .98 ( 0 .30 ) ( 0 .39 ) ( 0 .69 ) 12 .81
5/31/20 11 .29 0 .32 0 .36 0 .68 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 11 .52
5/31/19 11 .68 0 .30 ( 0 .05 ) 0 .25 ( 0 .32 ) ( 0 .32 ) ( 0 .64 ) 11 .29
Premier Class:
5/31/23 11 .13 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 10 .43
5/31/22 12 .80 0 .27 ( 1 .01 ) ( 0 .74 ) ( 0 .37 ) ( 0 .56 ) ( 0 .93 ) 11 .13
5/31/21 11 .51 0 .21 1 .76 1 .97 ( 0 .29 ) ( 0 .39 ) ( 0 .68 ) 12 .80
5/31/20 11 .28 0 .31 0 .36 0 .67 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 11 .51
5/31/19 11 .67 0 .27 ( 0 .03 ) 0 .24 ( 0 .31 ) ( 0 .32 ) ( 0 .63 ) 11 .28
Retirement Class:
5/31/23 11 .11 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .41
5/31/22 12 .78 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .11
5/31/21 11 .49 0 .20 1 .76 1 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .78
5/31/20 11 .26 0 .30 0 .36 0 .66 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .49
5/31/19 11 .65 0 .26 ( 0 .04 ) 0 .22 ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .26
Retail Class:
5/31/23 11 .12 0 .36 ( 0 .46 ) ( 0 .10 ) ( 0 .28 ) ( 0 .32 ) ( 0 .60 ) 10 .42
5/31/22 12 .79 0 .26 ( 1 .02 ) ( 0 .76 ) ( 0 .35 ) ( 0 .56 ) ( 0 .91 ) 11 .12
5/31/21 11 .51 0 .20 1 .75 1 .95 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 12 .79
5/31/20 11 .27 0 .30 0 .37 0 .67 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .51
5/31/19 11 .66 0 .26 ( 0 .04 ) 0 .22 ( 0 .29 ) ( 0 .32 ) ( 0 .61 ) 11 .27
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .42 ) % $ 171,457 0 .44%
g
0 .27%
g
3 .72% 19%
( 6 .25 ) 222,227 0 .43
g
0 .26
g
2 .37 28
17 .67 244,923 0 .43
g
0 .29
g
1 .87 41
6 .14 219,016 0 .48
g
0 .33
g
2 .84 30
2 .48 192,832 0 .38
f
0 .22
f
2 .52 25
( 0 .50 ) 317 0 .52
g
0 .35
g
3 .86 19
( 6 .33 ) 609 0 .50
g
0 .34
g
2 .44 28
17 .57 596 0 .52
g
0 .38
g
1 .63 41
6 .04 310 0 .57
g
0 .42
g
2 .74 30
2 .43 296 0 .47
f
0 .31
f
2 .68 25
( 0 .58 ) 15,207 0 .59
g
0 .42
g
3 .55 19
( 6 .40 ) 17,624 0 .58
g
0 .41
g
2 .17 28
17 .51 19,161 0 .58
g
0 .44
g
1 .71 41
5 .97 17,410 0 .63
g
0 .48
g
2 .69 30
2 .33 28,947 0 .53
f
0 .37
f
2 .40 25
( 0 .68 ) 133,676 0 .69
g
0 .52
g
3 .45 19
( 6 .49 ) 157,609 0 .68
g
0 .50
g
2 .11 28
17 .43 200,300 0 .68
g
0 .54
g
1 .61 41
5 .88 179,106 0 .73
g
0 .58
g
2 .59 30
2 .23 179,625 0 .63
f
0 .48
f
2 .27 25
( 0 .69 ) 123,946 0 .72
g
0 .52
g
3 .43 19
( 6 .49 ) 131,167 0 .70
g
0 .51
g
2 .10 28
17 .31 144,030 0 .71
g
0 .54
g
1 .62 41
5 .97 122,730 0 .75
g
0 .58
g
2 .58 30
2 .14 117,869 0 .66
f
0 .48
f
2 .28 25

Financial Highlights
(continued)
See Notes to Financial Statements
78
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.2
LIFECYCLE 2010 FUND
Institutional Class:
5/31/23 $ 10 .29 $ 0 .36 $ ( 0 .41 ) $ ( 0 .05 ) $ ( 0 .36 ) $ ( 0 .35 ) $ ( 0 .71 ) $ 9 .53
5/31/22 12 .20 0 .27 ( 0 .94 ) ( 0 .67 ) ( 0 .41 ) ( 0 .83 ) ( 1 .24 ) 10 .29
5/31/21 11 .27 0 .22 1 .73 1 .95 ( 0 .34 ) ( 0 .68 ) ( 1 .02 ) 12 .20
5/31/20 11 .14 0 .32 0 .38 0 .70 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .27
5/31/19 11 .65 0 .28 ( 0 .06 ) 0 .22 ( 0 .35 ) ( 0 .38 ) ( 0 .73 ) 11 .14
Advisor Class:
5/31/23 10 .32 0 .36 ( 0 .42 ) ( 0 .06 ) ( 0 .36 ) ( 0 .35 ) ( 0 .71 ) 9 .55
5/31/22 12 .22 0 .26 ( 0 .93 ) ( 0 .67 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 10 .32
5/31/21 11 .30 0 .22 1 .71 1 .93 ( 0 .33 ) ( 0 .68 ) ( 1 .01 ) 12 .22
5/31/20 11 .15 0 .19 0 .53 0 .72 ( 0 .30 ) ( 0 .27 ) ( 0 .57 ) 11 .30
5/31/19 11 .66 0 .27 ( 0 .06 ) 0 .21 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .15
Premier Class:
5/31/23 10 .27 0 .34 ( 0 .41 ) ( 0 .07 ) ( 0 .35 ) ( 0 .35 ) ( 0 .70 ) 9 .50
5/31/22 12 .17 0 .25 ( 0 .94 ) ( 0 .69 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 10 .27
5/31/21 11 .24 0 .20 1 .73 1 .93 ( 0 .32 ) ( 0 .68 ) ( 1 .00 ) 12 .17
5/31/20 11 .11 0 .31 0 .37 0 .68 ( 0 .28 ) ( 0 .27 ) ( 0 .55 ) 11 .24
5/31/19 11 .62 0 .27 ( 0 .07 ) 0 .20 ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .11
Retirement Class:
5/31/23 12 .73 0 .41 ( 0 .50 ) ( 0 .09 ) ( 0 .33 ) ( 0 .35 ) ( 0 .68 ) 11 .96
5/31/22 14 .80 0 .30 ( 1 .17 ) ( 0 .87 ) ( 0 .37 ) ( 0 .83 ) ( 1 .20 ) 12 .73
5/31/21 13 .48 0 .23 2 .07 2 .30 ( 0 .30 ) ( 0 .68 ) ( 0 .98 ) 14 .80
5/31/20 13 .22 0 .35 0 .45 0 .80 ( 0 .27 ) ( 0 .27 ) ( 0 .54 ) 13 .48
5/31/19 13 .68 0 .30 ( 0 .07 ) 0 .23 ( 0 .31 ) ( 0 .38 ) ( 0 .69 ) 13 .22
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .23 ) % $ 570,203 0 .42%
g
0 .24%
g
3 .66% 18%
( 6 .34 ) 700,875 0 .41
g
0 .26
g
2 .34 21
17 .75 836,684 0 .42
g
0 .29
g
1 .84 38
6 .29 720,990 0 .46
g
0 .33
g
2 .85 28
2 .26 675,843 0 .35
f
0 .23
f
2 .50 22
( 0 .42 ) 146 0 .50
g
0 .32
g
3 .69 18
( 6 .32 ) 177 0 .48
g
0 .33
g
2 .29 21
17 .57 164 0 .49
g
0 .36
g
1 .81 38
6 .45 144 0 .56
g
0 .37
g
1 .67 28
2 .33 131 0 .39
f
0 .27
f
2 .39 22
( 0 .50 ) 40,794 0 .57
g
0 .39
g
3 .53 18
( 6 .45 ) 50,141 0 .56
g
0 .41
g
2 .16 21
17 .62 77,845 0 .57
g
0 .44
g
1 .70 38
6 .10 73,048 0 .61
g
0 .48
g
2 .68 28
2 .10 112,673 0 .50
f
0 .37
f
2 .39 22
( 0 .54 ) 245,451 0 .67
g
0 .49
g
3 .42 18
( 6 .56 ) 290,686 0 .66
g
0 .51
g
2 .09 21
17 .45 368,266 0 .67
g
0 .54
g
1 .62 38
6 .02 353,355 0 .71
g
0 .58
g
2 .58 28
2 .01 374,999 0 .60
f
0 .48
f
2 .26 22

Financial Highlights
(continued)
See Notes to Financial Statements
80
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.3
LIFECYCLE 2015 FUND
Institutional Class:
5/31/23 $ 9 .18 $ 0 .31 $ ( 0 .37 ) $ ( 0 .06 ) $ ( 0 .28 ) $ ( 0 .34 ) $ ( 0 .62 ) $ 8 .50
5/31/22 10 .81 0 .23 ( 0 .85 ) ( 0 .62 ) ( 0 .36 ) ( 0 .65 ) ( 1 .01 ) 9 .18
5/31/21 9 .62 0 .19 1 .66 1 .85 ( 0 .30 ) ( 0 .36 ) ( 0 .66 ) 10 .81
5/31/20 9 .45 0 .27 0 .34 0 .61 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .62
5/31/19 10 .05 0 .24 ( 0 .10 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
Advisor Class:
5/31/23 9 .17 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .49
5/31/22 10 .81 0 .22 ( 0 .86 ) ( 0 .64 ) ( 0 .35 ) ( 0 .65 ) ( 1 .00 ) 9 .17
5/31/21 9 .61 0 .18 1 .67 1 .85 ( 0 .29 ) ( 0 .36 ) ( 0 .65 ) 10 .81
5/31/20 9 .45 0 .26 0 .34 0 .60 ( 0 .26 ) ( 0 .18 ) ( 0 .44 ) 9 .61
5/31/19 10 .05 0 .23 ( 0 .09 ) 0 .14 ( 0 .30 ) ( 0 .44 ) ( 0 .74 ) 9 .45
Premier Class:
5/31/23 9 .14 0 .30 ( 0 .37 ) ( 0 .07 ) ( 0 .27 ) ( 0 .34 ) ( 0 .61 ) 8 .46
5/31/22 10 .76 0 .21 ( 0 .84 ) ( 0 .63 ) ( 0 .34 ) ( 0 .65 ) ( 0 .99 ) 9 .14
5/31/21 9 .57 0 .17 1 .66 1 .83 ( 0 .28 ) ( 0 .36 ) ( 0 .64 ) 10 .76
5/31/20 9 .41 0 .25 0 .33 0 .58 ( 0 .24 ) ( 0 .18 ) ( 0 .42 ) 9 .57
5/31/19 10 .01 0 .22 ( 0 .09 ) 0 .13 ( 0 .29 ) ( 0 .44 ) ( 0 .73 ) 9 .41
Retirement Class:
5/31/23 11 .99 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .25 ) ( 0 .34 ) ( 0 .59 ) 11 .30
5/31/22 13 .82 0 .27 ( 1 .12 ) ( 0 .85 ) ( 0 .33 ) ( 0 .65 ) ( 0 .98 ) 11 .99
5/31/21 12 .13 0 .21 2 .11 2 .32 ( 0 .27 ) ( 0 .36 ) ( 0 .63 ) 13 .82
5/31/20 11 .82 0 .31 0 .41 0 .72 ( 0 .23 ) ( 0 .18 ) ( 0 .41 ) 12 .13
5/31/19 12 .37 0 .26 ( 0 .10 ) 0 .16 ( 0 .27 ) ( 0 .44 ) ( 0 .71 ) 11 .82
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .39 ) % $ 831,507 0 .42%
g
0 .27%
g
3 .61% 18%
( 6 .43 ) 1,005,382 0 .41
g
0 .27
g
2 .25 20
19 .56 1,217,691 0 .42
g
0 .29
g
1 .83 36
6 .43 1,088,594 0 .46
g
0 .34
g
2 .80 26
1 .89 1,061,156 0 .35
f
0 .23
f
2 .43 21
( 0 .52 ) 381 0 .53
g
0 .38
g
3 .49 18
( 6 .61 ) 390 0 .52
g
0 .38
g
2 .15 20
19 .60 255 0 .52
g
0 .39
g
1 .75 36
6 .29 185 0 .55
g
0 .39
g
2 .66 26
1 .88 126 0 .38
f
0 .26
f
2 .38 21
( 0 .57 ) 56,724 0 .57
g
0 .42
g
3 .48 18
( 6 .54 ) 71,144 0 .56
g
0 .42
g
2 .06 20
19 .47 116,117 0 .57
g
0 .44
g
1 .67 36
6 .14 107,025 0 .61
g
0 .49
g
2 .61 26
1 .83 173,266 0 .49
f
0 .37
f
2 .31 21
( 0 .66 ) 339,003 0 .67
g
0 .52
g
3 .36 18
( 6 .73 ) 393,955 0 .66
g
0 .52
g
2 .01 20
19 .34 500,838 0 .67
g
0 .54
g
1 .60 36
6 .06 492,656 0 .71
g
0 .59
g
2 .54 26
1 .74 548,992 0 .60
f
0 .48
f
2 .19 21

Financial Highlights
(continued)
See Notes to Financial Statements
82
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.4
LIFECYCLE 2020 FUND
Institutional Class:
5/31/23 $ 9 .48 $ 0 .31 $ ( 0 .37 ) $ ( 0 .06 ) $ ( 0 .27 ) $ ( 0 .38 ) $ ( 0 .65 ) $ 8 .77
5/31/22 11 .26 0 .23 ( 0 .91 ) ( 0 .68 ) ( 0 .38 ) ( 0 .72 ) ( 1 .10 ) 9 .48
5/31/21 9 .89 0 .20 1 .90 2 .10 ( 0 .32 ) ( 0 .41 ) ( 0 .73 ) 11 .26
5/31/20 9 .73 0 .27 0 .37 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .43 0 .23 ( 0 .13 ) 0 .10 ( 0 .31 ) ( 0 .49 ) ( 0 .80 ) 9 .73
Advisor Class:
5/31/23 9 .47 0 .30 ( 0 .35 ) ( 0 .05 ) ( 0 .27 ) ( 0 .38 ) ( 0 .65 ) 8 .77
5/31/22 11 .25 0 .21 ( 0 .90 ) ( 0 .69 ) ( 0 .37 ) ( 0 .72 ) ( 1 .09 ) 9 .47
5/31/21 9 .89 0 .14 1 .94 2 .08 ( 0 .31 ) ( 0 .41 ) ( 0 .72 ) 11 .25
5/31/20 9 .73 0 .26 0 .38 0 .64 ( 0 .25 ) ( 0 .23 ) ( 0 .48 ) 9 .89
5/31/19 10 .42 0 .23 ( 0 .13 ) 0 .10 ( 0 .30 ) ( 0 .49 ) ( 0 .79 ) 9 .73
Premier Class:
5/31/23 9 .45 0 .29 ( 0 .35 ) ( 0 .06 ) ( 0 .26 ) ( 0 .38 ) ( 0 .64 ) 8 .75
5/31/22 11 .23 0 .21 ( 0 .92 ) ( 0 .71 ) ( 0 .35 ) ( 0 .72 ) ( 1 .07 ) 9 .45
5/31/21 9 .87 0 .18 1 .89 2 .07 ( 0 .30 ) ( 0 .41 ) ( 0 .71 ) 11 .23
5/31/20 9 .70 0 .25 0 .38 0 .63 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 9 .87
5/31/19 10 .40 0 .22 ( 0 .14 ) 0 .08 ( 0 .29 ) ( 0 .49 ) ( 0 .78 ) 9 .70
Retirement Class:
5/31/23 12 .75 0 .39 ( 0 .47 ) ( 0 .08 ) ( 0 .24 ) ( 0 .38 ) ( 0 .62 ) 12 .05
5/31/22 14 .78 0 .27 ( 1 .24 ) ( 0 .97 ) ( 0 .34 ) ( 0 .72 ) ( 1 .06 ) 12 .75
5/31/21 12 .79 0 .22 2 .46 2 .68 ( 0 .28 ) ( 0 .41 ) ( 0 .69 ) 14 .78
5/31/20 12 .45 0 .32 0 .47 0 .79 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .79
5/31/19 13 .10 0 .27 ( 0 .16 ) 0 .11 ( 0 .27 ) ( 0 .49 ) ( 0 .76 ) 12 .45
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .36 ) % $ 1,921,359 0 .41%
g
0 .27%
g
3 .45% 18%
( 6 .86 ) 2,303,415 0 .40
g
0 .27
g
2 .15 22
21 .61 2,712,681 0 .42
g
0 .29
g
1 .82 38
6 .43 2,374,405 0 .47
g
0 .35
g
2 .75 26
1 .45 2,247,877 0 .36
f
0 .24
f
2 .33 23
( 0 .32 ) 695 0 .50
g
0 .36
g
3 .33 18
( 6 .93 ) 498 0 .46
g
0 .32
g
1 .91 22
21 .43 726 0 .48
g
0 .35
g
1 .26 38
6 .42 352 0 .51
g
0 .39
g
2 .61 26
1 .39 200 0 .35
f
0 .24
f
2 .32 23
( 0 .42 ) 141,676 0 .57
g
0 .42
g
3 .31 18
( 7 .06 ) 165,761 0 .55
g
0 .42
g
1 .96 22
21 .37 252,876 0 .57
g
0 .45
g
1 .66 38
6 .35 249,364 0 .62
g
0 .50
g
2 .53 26
1 .27 401,306 0 .50
f
0 .38
f
2 .21 23
( 0 .47 ) 642,436 0 .67
g
0 .52
g
3 .21 18
( 7 .17 ) 764,245 0 .65
g
0 .52
g
1 .89 22
21 .27 993,670 0 .67
g
0 .55
g
1 .59 38
6 .21 947,495 0 .72
g
0 .60
g
2 .50 26
1 .18 1,032,037 0 .60
f
0 .49
f
2 .09 23

Financial Highlights
(continued)
See Notes to Financial Statements
84
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.5
LIFECYCLE 2025 FUND
Institutional Class:
5/31/23 $ 9 .85 $ 0 .30 $ ( 0 .34 ) $ ( 0 .04 ) $ ( 0 .26 ) $ ( 0 .46 ) $ ( 0 .72 ) $ 9 .09
5/31/22 11 .76 0 .23 ( 0 .99 ) ( 0 .76 ) ( 0 .39 ) ( 0 .76 ) ( 1 .15 ) 9 .85
5/31/21 10 .04 0 .19 2 .27 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .76
5/31/20 9 .89 0 .27 0 .40 0 .67 ( 0 .25 ) ( 0 .27 ) ( 0 .52 ) 10 .04
5/31/19 10 .68 0 .22 ( 0 .21 ) 0 .01 ( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .89
Advisor Class:
5/31/23 9 .85 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .26 ) ( 0 .46 ) ( 0 .72 ) 9 .09
5/31/22 11 .75 0 .22 ( 0 .98 ) ( 0 .76 ) ( 0 .38 ) ( 0 .76 ) ( 1 .14 ) 9 .85
5/31/21 10 .03 0 .15 2 .31 2 .46 ( 0 .31 ) ( 0 .43 ) ( 0 .74 ) 11 .75
5/31/20 9 .88 0 .27 0 .39 0 .66 ( 0 .24 ) ( 0 .27 ) ( 0 .51 ) 10 .03
5/31/19 10 .68 0 .22 ( 0 .22 ) 0 .00
d
( 0 .30 ) ( 0 .50 ) ( 0 .80 ) 9 .88
Premier Class:
5/31/23 9 .80 0 .28 ( 0 .32 ) ( 0 .04 ) ( 0 .25 ) ( 0 .46 ) ( 0 .71 ) 9 .05
5/31/22 11 .70 0 .21 ( 0 .98 ) ( 0 .77 ) ( 0 .37 ) ( 0 .76 ) ( 1 .13 ) 9 .80
5/31/21 9 .99 0 .18 2 .25 2 .43 ( 0 .29 ) ( 0 .43 ) ( 0 .72 ) 11 .70
5/31/20 9 .84 0 .24 0 .40 0 .64 ( 0 .22 ) ( 0 .27 ) ( 0 .49 ) 9 .99
5/31/19 10 .63 0 .21 ( 0 .22 ) ( 0 .01 ) ( 0 .28 ) ( 0 .50 ) ( 0 .78 ) 9 .84
Retirement Class:
5/31/23 13 .44 0 .38 ( 0 .44 ) ( 0 .06 ) ( 0 .23 ) ( 0 .46 ) ( 0 .69 ) 12 .69
5/31/22 15 .63 0 .26 ( 1 .35 ) ( 1 .09 ) ( 0 .34 ) ( 0 .76 ) ( 1 .10 ) 13 .44
5/31/21 13 .14 0 .22 2 .97 3 .19 ( 0 .27 ) ( 0 .43 ) ( 0 .70 ) 15 .63
5/31/20 12 .79 0 .32 0 .51 0 .83 ( 0 .21 ) ( 0 .27 ) ( 0 .48 ) 13 .14
5/31/19 13 .57 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .27 ) ( 0 .50 ) ( 0 .77 ) 12 .79
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .14 ) % $ 2,939,672 0 .42%
g
0 .27%
g
3 .23% 20%
( 7 .33 ) 3,488,042 0 .40
g
0 .27
g
2 .01 25
24 .96 3,909,833 0 .43
g
0 .30
g
1 .76 40
6 .59 3,142,487 0 .48
g
0 .36
g
2 .66 28
0 .58 2,786,751 0 .37
f
0 .25
f
2 .18 20
( 0 .21 ) 855 0 .51
g
0 .36
g
2 .99 20
( 7 .32 ) 391 0 .48
g
0 .34
g
1 .93 25
24 .93 553 0 .49
g
0 .36
g
1 .35 40
6 .55 133 0 .54
g
0 .42
g
2 .66 28
0 .53 125 0 .40
f
0 .28
f
2 .18 20
( 0 .20 ) 221,273 0 .57
g
0 .42
g
3 .09 20
( 7 .44 ) 236,147 0 .55
g
0 .42
g
1 .83 25
24 .80 336,773 0 .58
g
0 .45
g
1 .59 40
6 .41 295,668 0 .63
g
0 .51
g
2 .39 28
0 .51 488,247 0 .51
f
0 .39
f
2 .06 20
( 0 .30 ) 845,520 0 .67
g
0 .52
g
3 .00 20
( 7 .55 ) 973,393 0 .65
g
0 .52
g
1 .75 25
24 .64 1,217,409 0 .68
g
0 .55
g
1 .52 40
6 .40 1,103,642 0 .73
g
0 .61
g
2 .39 28
0 .33 1,131,196 0 .61
f
0 .50
f
1 .95 20

Financial Highlights
(continued)
See Notes to Financial Statements
86
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.6
LIFECYCLE 2030 FUND
Institutional Class:
5/31/23 $ 9 .97 $ 0 .28 $ ( 0 .30 ) $ ( 0 .02 ) $ ( 0 .24 ) $ ( 0 .51 ) $ ( 0 .75 ) $ 9 .20
5/31/22 12 .01 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .40 ) ( 0 .83 ) ( 1 .23 ) 9 .97
5/31/21 10 .01 0 .19 2 .60 2 .79 ( 0 .32 ) ( 0 .47 ) ( 0 .79 ) 12 .01
5/31/20 9 .87 0 .26 0 .42 0 .68 ( 0 .23 ) ( 0 .31 ) ( 0 .54 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .29 ) ( 0 .08 ) ( 0 .30 ) ( 0 .53 ) ( 0 .83 ) 9 .87
Advisor Class:
5/31/23 9 .97 0 .26 ( 0 .29 ) ( 0 .03 ) ( 0 .23 ) ( 0 .51 ) ( 0 .74 ) 9 .20
5/31/22 12 .01 0 .21 ( 1 .03 ) ( 0 .82 ) ( 0 .39 ) ( 0 .83 ) ( 1 .22 ) 9 .97
5/31/21 10 .01 0 .18 2 .60 2 .78 ( 0 .31 ) ( 0 .47 ) ( 0 .78 ) 12 .01
5/31/20 9 .87 0 .20 0 .47 0 .67 ( 0 .22 ) ( 0 .31 ) ( 0 .53 ) 10 .01
5/31/19 10 .78 0 .21 ( 0 .30 ) ( 0 .09 ) ( 0 .29 ) ( 0 .53 ) ( 0 .82 ) 9 .87
Premier Class:
5/31/23 9 .91 0 .26 ( 0 .30 ) ( 0 .04 ) ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 9 .14
5/31/22 11 .95 0 .19 ( 1 .02 ) ( 0 .83 ) ( 0 .38 ) ( 0 .83 ) ( 1 .21 ) 9 .91
5/31/21 9 .96 0 .17 2 .59 2 .76 ( 0 .30 ) ( 0 .47 ) ( 0 .77 ) 11 .95
5/31/20 9 .82 0 .23 0 .42 0 .65 ( 0 .20 ) ( 0 .31 ) ( 0 .51 ) 9 .96
5/31/19 10 .73 0 .20 ( 0 .30 ) ( 0 .10 ) ( 0 .28 ) ( 0 .53 ) ( 0 .81 ) 9 .82
Retirement Class:
5/31/23 13 .98 0 .36 ( 0 .41 ) ( 0 .05 ) ( 0 .20 ) ( 0 .51 ) ( 0 .71 ) 13 .22
5/31/22 16 .36 0 .25 ( 1 .44 ) ( 1 .19 ) ( 0 .36 ) ( 0 .83 ) ( 1 .19 ) 13 .98
5/31/21 13 .39 0 .22 3 .51 3 .73 ( 0 .29 ) ( 0 .47 ) ( 0 .76 ) 16 .36
5/31/20 13 .04 0 .31 0 .54 0 .85 ( 0 .19 ) ( 0 .31 ) ( 0 .50 ) 13 .39
5/31/19 13 .96 0 .24 ( 0 .37 ) ( 0 .13 ) ( 0 .26 ) ( 0 .53 ) ( 0 .79 ) 13 .04
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .15% $ 3,405,403 0 .42%
g
0 .27%
g
2 .97% 22%
( 7 .66 ) 3,872,654 0 .41
g
0 .26
g
1 .86 26
28 .49 4,216,718 0 .43
g
0 .30
g
1 .69 41
6 .69 3,244,106 0 .49
g
0 .37
g
2 .57 26
( 0 .25 ) 2,793,594 0 .38
f
0 .26
f
2 .03 20
0 .09 597 0 .50
g
0 .34
g
2 .77 22
( 7 .71 ) 497 0 .46
g
0 .31
g
1 .88 26
28 .41 520 0 .50
g
0 .37
g
1 .65 41
6 .65 317 0 .56
g
0 .44
g
2 .02 26
( 0 .32 ) 117 0 .43
f
0 .32
f
2 .01 20
( 0 .01 ) 246,776 0 .57
g
0 .42
g
2 .84 22
( 7 .87 ) 265,245 0 .56
g
0 .41
g
1 .66 26
28 .35 369,690 0 .58
g
0 .45
g
1 .52 41
6 .52 310,511 0 .64
g
0 .52
g
2 .26 26
( 0 .33 ) 505,271 0 .52
f
0 .40
f
1 .90 20
( 0 .10 ) 899,081 0 .67
g
0 .52
g
2 .74 22
( 7 .94 ) 1,008,369 0 .66
g
0 .51
g
1 .60 26
28 .25 1,254,456 0 .68
g
0 .55
g
1 .46 41
6 .42 1,064,906 0 .74
g
0 .62
g
2 .29 26
( 0 .54 ) 1,062,709 0 .62
f
0 .50
f
1 .79 20

Financial Highlights
(continued)
See Notes to Financial Statements
88
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.7
LIFECYCLE 2035 FUND
Institutional Class:
5/31/23 $ 10 .13 $ 0 .25 $ ( 0 .22 ) $ 0 .03 $ ( 0 .22 ) $ ( 0 .59 ) $ ( 0 .81 ) $ 9 .35
5/31/22 12 .37 0 .20 ( 1 .08 ) ( 0 .88 ) ( 0 .42 ) ( 0 .94 ) ( 1 .36 ) 10 .13
5/31/21 10 .07 0 .19 2 .97 3 .16 ( 0 .32 ) ( 0 .54 ) ( 0 .86 ) 12 .37
5/31/20 9 .97 0 .25 0 .44 0 .69 ( 0 .23 ) ( 0 .36 ) ( 0 .59 ) 10 .07
5/31/19 10 .99 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .97
Advisor Class:
5/31/23 10 .12 0 .24 ( 0 .23 ) 0 .01 ( 0 .21 ) ( 0 .59 ) ( 0 .80 ) 9 .33
5/31/22 12 .35 0 .19 ( 1 .07 ) ( 0 .88 ) ( 0 .41 ) ( 0 .94 ) ( 1 .35 ) 10 .12
5/31/21 10 .06 0 .18 2 .96 3 .14 ( 0 .31 ) ( 0 .54 ) ( 0 .85 ) 12 .35
5/31/20 9 .96 0 .28 0 .40 0 .68 ( 0 .22 ) ( 0 .36 ) ( 0 .58 ) 10 .06
5/31/19 10 .98 0 .20 ( 0 .38 ) ( 0 .18 ) ( 0 .29 ) ( 0 .55 ) ( 0 .84 ) 9 .96
Premier Class:
5/31/23 10 .10 0 .24 ( 0 .24 ) — ( 0 .20 ) ( 0 .59 ) ( 0 .79 ) 9 .31
5/31/22 12 .33 0 .18 ( 1 .07 ) ( 0 .89 ) ( 0 .40 ) ( 0 .94 ) ( 1 .34 ) 10 .10
5/31/21 10 .04 0 .17 2 .96 3 .13 ( 0 .30 ) ( 0 .54 ) ( 0 .84 ) 12 .33
5/31/20 9 .93 0 .22 0 .45 0 .67 ( 0 .20 ) ( 0 .36 ) ( 0 .56 ) 10 .04
5/31/19 10 .95 0 .18 ( 0 .38 ) ( 0 .20 ) ( 0 .27 ) ( 0 .55 ) ( 0 .82 ) 9 .93
Retirement Class:
5/31/23 14 .63 0 .34 ( 0 .32 ) 0 .02 ( 0 .18 ) ( 0 .59 ) ( 0 .77 ) 13 .88
5/31/22 17 .27 0 .24 ( 1 .56 ) ( 1 .32 ) ( 0 .38 ) ( 0 .94 ) ( 1 .32 ) 14 .63
5/31/21 13 .78 0 .22 4 .09 4 .31 ( 0 .28 ) ( 0 .54 ) ( 0 .82 ) 17 .27
5/31/20 13 .44 0 .31 0 .58 0 .89 ( 0 .19 ) ( 0 .36 ) ( 0 .55 ) 13 .78
5/31/19 14 .50 0 .23 ( 0 .49 ) ( 0 .26 ) ( 0 .25 ) ( 0 .55 ) ( 0 .80 ) 13 .44
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .66% $ 3,634,034 0 .43%
g
0 .26%
g
2 .68% 25%
( 8 .19 ) 4,103,430 0 .41
g
0 .25
g
1 .72 27
32 .19 4,468,950 0 .44
g
0 .30
g
1 .63 44
6 .67 3,369,098 0 .50
g
0 .38
g
2 .48 23
( 1 .08 ) 2,855,455 0 .38
f
0 .27
f
1 .87 17
0 .46 597 0 .52
g
0 .36
g
2 .58 25
( 8 .20 ) 447 0 .49
g
0 .34
g
1 .64 27
32 .02 472 0 .52
g
0 .39
g
1 .56 44
6 .64 363 0 .58
g
0 .46
g
2 .74 23
( 1 .11 ) 110 0 .40
f
0 .29
f
1 .89 17
0 .39 264,692 0 .58
g
0 .41
g
2 .55 25
( 8 .29 ) 277,894 0 .56
g
0 .40
g
1 .52 27
31 .99 396,128 0 .59
g
0 .45
g
1 .46 44
6 .59 324,978 0 .65
g
0 .53
g
2 .14 23
( 1 .25 ) 550,501 0 .52
f
0 .41
f
1 .75 17
0 .38 853,592 0 .68
g
0 .51
g
2 .46 25
( 8 .42 ) 923,818 0 .66
g
0 .50
g
1 .46 27
31 .86 1,157,175 0 .69
g
0 .55
g
1 .40 44
6 .48 978,160 0 .75
g
0 .63
g
2 .21 23
( 1 .37 ) 980,659 0 .63
f
0 .51
f
1 .63 17

Financial Highlights
(continued)
See Notes to Financial Statements
90
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.8
LIFECYCLE 2040 FUND
Institutional Class:
5/31/23 $ 10 .12 $ 0 .23 $ ( 0 .17 ) $ 0 .06 $ ( 0 .18 ) $ ( 0 .65 ) $ ( 0 .83 ) $ 9 .35
5/31/22 12 .52 0 .19 ( 1 .10 ) ( 0 .91 ) ( 0 .44 ) ( 1 .05 ) ( 1 .49 ) 10 .12
5/31/21 9 .99 0 .18 3 .30 3 .48 ( 0 .33 ) ( 0 .62 ) ( 0 .95 ) 12 .52
5/31/20 9 .91 0 .24 0 .46 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .99
5/31/19 11 .15 0 .18 ( 0 .47 ) ( 0 .29 ) ( 0 .29 ) ( 0 .66 ) ( 0 .95 ) 9 .91
Advisor Class:
5/31/23 10 .11 0 .21 ( 0 .15 ) 0 .06 ( 0 .18 ) ( 0 .65 ) ( 0 .83 ) 9 .34
5/31/22 12 .51 0 .18 ( 1 .10 ) ( 0 .92 ) ( 0 .43 ) ( 1 .05 ) ( 1 .48 ) 10 .11
5/31/21 9 .98 0 .17 3 .30 3 .47 ( 0 .32 ) ( 0 .62 ) ( 0 .94 ) 12 .51
5/31/20 9 .90 0 .23 0 .47 0 .70 ( 0 .20 ) ( 0 .42 ) ( 0 .62 ) 9 .98
5/31/19 11 .14 0 .18 ( 0 .48 ) ( 0 .30 ) ( 0 .28 ) ( 0 .66 ) ( 0 .94 ) 9 .90
Premier Class:
5/31/23 10 .09 0 .21 ( 0 .16 ) 0 .05 ( 0 .17 ) ( 0 .65 ) ( 0 .82 ) 9 .32
5/31/22 12 .48 0 .17 ( 1 .09 ) ( 0 .92 ) ( 0 .42 ) ( 1 .05 ) ( 1 .47 ) 10 .09
5/31/21 9 .95 0 .15 3 .31 3 .46 ( 0 .31 ) ( 0 .62 ) ( 0 .93 ) 12 .48
5/31/20 9 .87 0 .20 0 .48 0 .68 ( 0 .18 ) ( 0 .42 ) ( 0 .60 ) 9 .95
5/31/19 11 .11 0 .16 ( 0 .47 ) ( 0 .31 ) ( 0 .27 ) ( 0 .66 ) ( 0 .93 ) 9 .87
Retirement Class:
5/31/23 15 .18 0 .32 ( 0 .25 ) 0 .07 ( 0 .14 ) ( 0 .65 ) ( 0 .79 ) 14 .46
5/31/22 18 .04 0 .24 ( 1 .66 ) ( 1 .42 ) ( 0 .39 ) ( 1 .05 ) ( 1 .44 ) 15 .18
5/31/21 14 .05 0 .21 4 .69 4 .90 ( 0 .29 ) ( 0 .62 ) ( 0 .91 ) 18 .04
5/31/20 13 .71 0 .30 0 .62 0 .92 ( 0 .16 ) ( 0 .42 ) ( 0 .58 ) 14 .05
5/31/19 15 .03 0 .21 ( 0 .62 ) ( 0 .41 ) ( 0 .25 ) ( 0 .66 ) ( 0 .91 ) 13 .71
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .11% $ 4,401,861 0 .43%
g
0 .25%
g
2 .42% 26%
( 8 .47 ) 4,851,096 0 .41
g
0 .24
g
1 .61 29
35 .87 5,311,332 0 .44
g
0 .29
g
1 .54 46
6 .74 3,930,425 0 .51
g
0 .39
g
2 .36 23
( 2 .09 ) 3,346,627 0 .39
f
0 .27
f
1 .68 18
1 .04 367 0 .52
g
0 .33
g
2 .27 26
( 8 .55 ) 239 0 .48
g
0 .31
g
1 .53 29
35 .84 305 0 .51
g
0 .37
g
1 .48 46
6 .70 204 0 .57
g
0 .45
g
2 .27 23
( 2 .13 ) 130 0 .41
f
0 .30
f
1 .70 18
0 .94 305,164 0 .58
g
0 .40
g
2 .28 26
( 8 .57 ) 314,758 0 .56
g
0 .39
g
1 .44 29
35 .81 441,951 0 .59
g
0 .45
g
1 .36 46
6 .55 372,625 0 .66
g
0 .54
g
1 .97 23
( 2 .28 ) 678,439 0 .53
f
0 .41
f
1 .56 18
0 .79 991,507 0 .68
g
0 .50
g
2 .20 26
( 8 .67 ) 1,085,996 0 .66
g
0 .49
g
1 .36 29
35 .59 1,391,417 0 .69
g
0 .55
g
1 .31 46
6 .51 1,161,770 0 .76
g
0 .64
g
2 .08 23
( 2 .37 ) 1,176,223 0 .63
f
0 .52
f
1 .44 18

Financial Highlights
(continued)
See Notes to Financial Statements
92
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
12.9
LIFECYCLE 2045 FUND
Institutional Class:
5/31/23 $ 12 .61 $ 0 .26 $ ( 0 .18 ) $ 0 .08 $ ( 0 .20 ) $ ( 0 .80 ) $ ( 1 .00 ) $ 11 .69
5/31/22 15 .57 0 .22 ( 1 .38 ) ( 1 .16 ) ( 0 .53 ) ( 1 .27 ) ( 1 .80 ) 12 .61
5/31/21 11 .98 0 .20 4 .45 4 .65 ( 0 .36 ) ( 0 .70 ) ( 1 .06 ) 15 .57
5/31/20 11 .89 0 .28 0 .55 0 .83 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .98
5/31/19 12 .88 0 .19 ( 0 .59 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
Advisor Class:
5/31/23 12 .61 0 .19 ( 0 .12 ) 0 .07 ( 0 .19 ) ( 0 .80 ) ( 0 .99 ) 11 .69
5/31/22 15 .57 0 .23 ( 1 .40 ) ( 1 .17 ) ( 0 .52 ) ( 1 .27 ) ( 1 .79 ) 12 .61
5/31/21 11 .99 0 .22 4 .41 4 .63 ( 0 .35 ) ( 0 .70 ) ( 1 .05 ) 15 .57
5/31/20 11 .89 0 .27 0 .57 0 .84 ( 0 .22 ) ( 0 .52 ) ( 0 .74 ) 11 .99
5/31/19 12 .88 0 .20 ( 0 .60 ) ( 0 .40 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .89
Premier Class:
5/31/23 12 .54 0 .24 ( 0 .18 ) 0 .06 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .62
5/31/22 15 .49 0 .20 ( 1 .38 ) ( 1 .18 ) ( 0 .50 ) ( 1 .27 ) ( 1 .77 ) 12 .54
5/31/21 11 .93 0 .18 4 .42 4 .60 ( 0 .34 ) ( 0 .70 ) ( 1 .04 ) 15 .49
5/31/20 11 .83 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .93
5/31/19 12 .82 0 .17 ( 0 .59 ) ( 0 .42 ) ( 0 .28 ) ( 0 .29 ) ( 0 .57 ) 11 .83
Retirement Class:
5/31/23 12 .48 0 .23 ( 0 .18 ) 0 .05 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .57
5/31/22 15 .43 0 .18 ( 1 .37 ) ( 1 .19 ) ( 0 .49 ) ( 1 .27 ) ( 1 .76 ) 12 .48
5/31/21 11 .89 0 .17 4 .39 4 .56 ( 0 .32 ) ( 0 .70 ) ( 1 .02 ) 15 .43
5/31/20 11 .80 0 .24 0 .56 0 .80 ( 0 .19 ) ( 0 .52 ) ( 0 .71 ) 11 .89
5/31/19 12 .78 0 .16 ( 0 .58 ) ( 0 .42 ) ( 0 .27 ) ( 0 .29 ) ( 0 .56 ) 11 .80
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .08% $ 3,141,514 0 .43%
g
0 .25%
g
2 .19% 27%
( 8 .63 ) 3,351,968 0 .41
g
0 .23
g
1 .52 29
39 .80 3,557,269 0 .44
g
0 .30
g
1 .44 46
6 .60 2,441,105 0 .52
g
0 .40
g
2 .25 19
( 2 .79 ) 1,915,136 0 .40
f
0 .28
f
1 .55 13
1 .03 565 0 .52
g
0 .33
g
1 .67 27
( 8 .67 ) 168 0 .45
g
0 .27
g
1 .55 29
39 .64 153 0 .50
g
0 .35
g
1 .57 46
6 .66 155 0 .56
g
0 .44
g
2 .23 19
( 2 .79 ) 117 0 .39
f
0 .28
f
1 .57 13
0 .92 225,586 0 .58
g
0 .40
g
2 .06 27
( 8 .77 ) 224,448 0 .56
g
0 .38
g
1 .34 29
39 .52 309,234 0 .59
g
0 .45
g
1 .26 46
6 .50 234,573 0 .67
g
0 .55
g
1 .81 19
( 2 .96 ) 435,004 0 .54
f
0 .42
f
1 .41 13
0 .90 581,879 0 .68
g
0 .50
g
1 .97 27
( 8 .89 ) 613,731 0 .66
g
0 .48
g
1 .26 29
39 .38 779,894 0 .69
g
0 .55
g
1 .21 46
6 .40 621,730 0 .77
g
0 .65
g
1 .98 19
( 3 .00 ) 599,598 0 .64
f
0 .52
f
1 .30 13

Financial Highlights
(continued)
See Notes to Financial Statements
94
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.01
LIFECYCLE 2050 FUND
Institutional Class:
5/31/23 $ 12 .89 $ 0 .25 $ ( 0 .18 ) $ 0 .07 $ ( 0 .19 ) $ ( 0 .80 ) $ ( 0 .99 ) $ 11 .97
5/31/22 15 .83 0 .22 ( 1 .42 ) ( 1 .20 ) ( 0 .55 ) ( 1 .19 ) ( 1 .74 ) 12 .89
5/31/21 12 .05 0 .20 4 .57 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .83
5/31/20 11 .94 0 .28 0 .56 0 .84 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .05
5/31/19 12 .95 0 .19 ( 0 .61 ) ( 0 .42 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .94
Advisor Class:
5/31/23 12 .89 0 .23 ( 0 .16 ) 0 .07 ( 0 .18 ) ( 0 .80 ) ( 0 .98 ) 11 .98
5/31/22 15 .82 0 .13 ( 1 .34 ) ( 1 .21 ) ( 0 .53 ) ( 1 .19 ) ( 1 .72 ) 12 .89
5/31/21 12 .04 0 .14 4 .63 4 .77 ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 15 .82
5/31/20 11 .95 0 .28 0 .54 0 .82 ( 0 .22 ) ( 0 .51 ) ( 0 .73 ) 12 .04
5/31/19 12 .95 0 .19 ( 0 .60 ) ( 0 .41 ) ( 0 .30 ) ( 0 .29 ) ( 0 .59 ) 11 .95
Premier Class:
5/31/23 12 .83 0 .23 ( 0 .18 ) 0 .05 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 11 .91
5/31/22 15 .76 0 .20 ( 1 .42 ) ( 1 .22 ) ( 0 .52 ) ( 1 .19 ) ( 1 .71 ) 12 .83
5/31/21 12 .00 0 .18 4 .55 4 .73 ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 15 .76
5/31/20 11 .89 0 .22 0 .59 0 .81 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 12 .00
5/31/19 12 .89 0 .17 ( 0 .60 ) ( 0 .43 ) ( 0 .28 ) ( 0 .29 ) ( 0 .57 ) 11 .89
Retirement Class:
5/31/23 12 .76 0 .22 ( 0 .18 ) 0 .04 ( 0 .16 ) ( 0 .80 ) ( 0 .96 ) 11 .84
5/31/22 15 .68 0 .18 ( 1 .40 ) ( 1 .22 ) ( 0 .51 ) ( 1 .19 ) ( 1 .70 ) 12 .76
5/31/21 11 .94 0 .17 4 .53 4 .70 ( 0 .33 ) ( 0 .63 ) ( 0 .96 ) 15 .68
5/31/20 11 .85 0 .24 0 .55 0 .79 ( 0 .19 ) ( 0 .51 ) ( 0 .70 ) 11 .94
5/31/19 12 .85 0 .16 ( 0 .60 ) ( 0 .44 ) ( 0 .27 ) ( 0 .29 ) ( 0 .56 ) 11 .85
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .06% $ 2,485,183 0 .44%
g
0 .24%
g
2 .09% 26%
( 8 .73 ) 2,529,399 0 .41
g
0 .22
g
1 .49 27
40 .55 2,626,383 0 .45
g
0 .29
g
1 .43 43
6 .70 1,730,080 0 .52
g
0 .40
g
2 .24 18
( 2 .97 ) 1,267,704 0 .40
f
0 .28
f
1 .52 12
1 .00 331 0 .50
g
0 .31
g
1 .90 26
( 8 .75 ) 580 0 .49
g
0 .30
g
0 .93 27
40 .56 395 0 .49
g
0 .33
g
0 .96 43
6 .51 118 0 .55
g
0 .42
g
2 .22 18
( 2 .90 ) 117 0 .40
f
0 .28
f
1 .55 12
0 .89 163,684 0 .59
g
0 .39
g
1 .97 26
( 8 .86 ) 159,978 0 .56
g
0 .37
g
1 .34 27
40 .35 205,713 0 .60
g
0 .44
g
1 .25 43
6 .50 152,698 0 .67
g
0 .55
g
1 .74 18
( 3 .07 ) 319,987 0 .55
f
0 .43
f
1 .38 12
0 .79 416,557 0 .69
g
0 .49
g
1 .88 26
( 8 .93 ) 439,910 0 .66
g
0 .47
g
1 .22 27
40 .27 549,874 0 .70
g
0 .54
g
1 .19 43
6 .33 424,505 0 .77
g
0 .65
g
1 .95 18
( 3 .19 ) 399,296 0 .65
f
0 .53
f
1 .27 12

Financial Highlights
(continued)
See Notes to Financial Statements
96
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.1
LIFECYCLE 2055 FUND
Institutional Class:
5/31/23 $ 15.18 $ 0.29 $ (0.21) $ 0.08 $ (0.22) $ (0.87) $ (1.09) $ 14.17
5/31/22 18 .38 0.26 (1.68) (1.42) (0.63) (1.15) (1.78) 15.18
5/31/21 13.77 0.23 5.32 5.55 (0.41) (0.53) (0.94) 18.38
5/31/20 13.61 0.31 0.63 0.94 (0.25) (0.53) (0.78) 13.77
5/31/19 14.69 0.21 (0.70) (0.49) (0.33) (0.26) (0.59) 13.61
Advisor Class:
5/31/23 15.17 0.25 (0.16) 0.09 (0.22) (0.87) (1.09) 14.17
5/31/22 18.37 0.26 (1.69) (1 .43) (0.62) (1.15) (1.77) 15.17
5/31/21 13.77 0.23 5.30 5.53 (0.40) (0.53) (0.93) 18.37
5/31/20 13.61 0.31 0.63 0.94 (0.25) (0.53) (0.78) 13.77
5/31/19 14.69 0.22 (0.71) (0.49) (0.33) (0.26) (0.59) 13.61
Premier Class:
5/31/23 15.11 0.27 (0.20) 0.07 (0.20) (0.87) (1.07) 14.11
5/31/22 18.30 0.23 (1.67) (1.44) (0.60) (1.15) (1.75) 15.11
5/31/21 13.72 0.20 5.29 5.49 (0.38) (0.53) (0.91) 18.30
5/31/20 13.56 0.24 0.67 0.91 (0.22) (0 .53) (0.75) 13.72
5/31/19 14.63 0.19 (0.69) (0.50) (0.31) (0.26) (0.57) 13.56
Retirement Class:
5/31/23 15.10 0.26 (0.21) 0.05 (0.19) (0.87) (1.06) 14.09
5/31/22 18.29 0.21 (1.67) (1.46) (0.58) (1.15) (1.73) 15.10
5/31/21 13.71 0.19 5.29 5.48 (0.37) (0.53) (0.90) 18.29
5/31/20 13.56 0.27 0.63 0.90 (0.22) (0.53) (0.75) 13.71
5/31/19 14.63 0.17 (0.68) (0.51) (0.30) (0.26) (0.56) 13.56
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1.08% $ 1,189,521 0.44%
g
0.24%
g
2.05% 25%
(8.73) 1,127,411 0.42
g
0.22
g
1.47 26
41.14 1,092,033 0.47
g
0.29
g
1.41 41
6.56 653,177 0.54
g
0.40
g
2.24 18
(3.04) 404,603 0.43
f
0.29
f
1.49 10
1.11 334 0.51
g
0.31
g
1.79 25
(8.78) 155 0.45
g
0.26
g
1.49 26
41.04 162 0.50
g
0.33
g
1.40 41
6.56 121 0.56
g
0.41
g
2.20 18
(3.05) 119 0.42
f
0.28
f
1.52 10
0.99 81,671 0.59
g
0.39
g
1.93 25
(8.86) 76,685 0.57
g
0.37
g
1.33 26
40.88 93,442 0.60
g
0.44
g
1.24 41
6.37 62,637 0.69
g
0.55
g
1.68 18
(3.14) 135,603 0.57
f
0.43
f
1.35 10
0.82 194,120 0.69
g
0.49
g
1.85 25
(8.97) 195,461 0.67
g
0.47
g
1.21 26
40.80 237,666 0.71
g
0.54
g
1.18 41
6 .28 181,024 0.79
g
0.65
g
1.95 18
(3.24) 155,354 0.67
f
0.53
f
1.24 10

Financial Highlights
(continued)
See Notes to Financial Statements
98
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.2
LIFECYCLE 2060 FUND
Institutional Class:
5/31/23 $ 12 .96 $ 0 .24 $ ( 0 .15 ) $ 0 .09 $ ( 0 .19 ) $ ( 0 .63 ) $ ( 0 .82 ) $ 12 .23
5/31/22 15 .36 0 .22 ( 1 .43 ) ( 1 .21 ) ( 0 .53 ) ( 0 .66 ) ( 1 .19 ) 12 .96
5/31/21 11 .35 0 .19 4 .45 4 .64 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .36
5/31/20 11 .13 0 .25 0 .52 0 .77 ( 0 .21 ) ( 0 .34 ) ( 0 .55 ) 11 .35
5/31/19 12 .02 0 .18 ( 0 .59 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
Advisor Class:
5/31/23 12 .95 0 .22 ( 0 .15 ) 0 .07 ( 0 .18 ) ( 0 .63 ) ( 0 .81 ) 12 .21
5/31/22 15 .35 0 .22 ( 1 .44 ) ( 1 .22 ) ( 0 .52 ) ( 0 .66 ) ( 1 .18 ) 12 .95
5/31/21 11 .35 0 .17 4 .46 4 .63 ( 0 .32 ) ( 0 .31 ) ( 0 .63 ) 15 .35
5/31/20 11 .13 0 .25 0 .51 0 .76 ( 0 .20 ) ( 0 .34 ) ( 0 .54 ) 11 .35
5/31/19 12 .02 0 .17 ( 0 .58 ) ( 0 .41 ) ( 0 .27 ) ( 0 .21 ) ( 0 .48 ) 11 .13
Premier Class:
5/31/23 12 .92 0 .23 ( 0 .16 ) 0 .07 ( 0 .17 ) ( 0 .63 ) ( 0 .80 ) 12 .19
5/31/22 15 .33 0 .20 ( 1 .44 ) ( 1 .24 ) ( 0 .51 ) ( 0 .66 ) ( 1 .17 ) 12 .92
5/31/21 11 .33 0 .17 4 .44 4 .61 ( 0 .30 ) ( 0 .31 ) ( 0 .61 ) 15 .33
5/31/20 11 .11 0 .19 0 .56 0 .75 ( 0 .19 ) ( 0 .34 ) ( 0 .53 ) 11 .33
5/31/19 12 .00 0 .16 ( 0 .59 ) ( 0 .43 ) ( 0 .25 ) ( 0 .21 ) ( 0 .46 ) 11 .11
Retirement Class:
5/31/23 12 .90 0 .21 ( 0 .15 ) 0 .06 ( 0 .16 ) ( 0 .63 ) ( 0 .79 ) 12 .17
5/31/22 15 .30 0 .18 ( 1 .43 ) ( 1 .25 ) ( 0 .49 ) ( 0 .66 ) ( 1 .15 ) 12 .90
5/31/21 11 .31 0 .16 4 .43 4 .59 ( 0 .29 ) ( 0 .31 ) ( 0 .60 ) 15 .30
5/31/20 11 .10 0 .22 0 .51 0 .73 ( 0 .18 ) ( 0 .34 ) ( 0 .52 ) 11 .31
5/31/19 11 .99 0 .15 ( 0 .59 ) ( 0 .44 ) ( 0 .24 ) ( 0 .21 ) ( 0 .45 ) 11 .10
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Real Property Fund.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .16% $ 436,209 0 .47%
g
0 .24%
g
2 .00% 24%
( 8 .71 ) 364,640 0 .45
g
0 .22
g
1 .48 26
41 .61 313,864 0 .49
g
0 .29
g
1 .39 40
6 .60 155,744 0 .62
g
0 .39
g
2 .18 22
( 3 .17 ) 81,477 0 .55
f
0 .29
f
1 .54 36
1 .02 397 0 .55
g
0 .31
g
1 .85 24
( 8 .77 ) 208 0 .51
g
0 .28
g
1 .48 26
41 .50 241 0 .54
g
0 .34
g
1 .25 40
6 .60 117 0 .66
g
0 .44
g
2 .16 22
( 3 .20 ) 115 0 .55
f
0 .30
f
1 .51 36
1 .01 23,600 0 .62
g
0 .39
g
1 .90 24
( 8 .92 ) 19,013 0 .60
g
0 .37
g
1 .39 26
41 .44 18,792 0 .64
g
0 .44
g
1 .25 40
6 .48 10,846 0 .77
g
0 .55
g
1 .68 22
( 3 .31 ) 18,553 0 .70
f
0 .44
f
1 .39 36
0 .90 67,883 0 .72
g
0 .49
g
1 .78 24
( 8 .97 ) 60,036 0 .70
g
0 .47
g
1 .22 26
41 .31 63,880 0 .74
g
0 .54
g
1 .16 40
6 .32 38,705 0 .87
g
0 .65
g
1 .91 22
( 3 .41 ) 27,045 0 .79
f
0 .53
f
1 .27 36

Financial Highlights
(continued)
See Notes to Financial Statements
100
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
13.3
LIFECYCLE 2065 FUND
Institutional Class:
5/31/23 $ 10 .74 $ 0 .19 $ ( 0 .09 ) $ 0 .10 $ ( 0 .16 ) $ ( 0 .15 ) $ ( 0 .31 ) $ 10 .53
5/31/22 12 .45 0 .17 ( 1 .15 ) ( 0 .98 ) ( 0 .41 ) ( 0 .32 ) ( 0 .73 ) 10 .74
5/31/21
*
10 .00 0 .14 2 .60 2 .74 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .45
Advisor Class:
5/31/23 10 .55 0 .20 ( 0 .11 ) 0 .09 ( 0 .15 ) ( 0 .15 ) ( 0 .30 ) 10 .34
5/31/22 12 .44 0 .19 ( 1 .21 ) ( 1 .02 ) ( 0 .55 ) ( 0 .32 ) ( 0 .87 ) 10 .55
5/31/21
*
10 .00 0 .13 2 .60 2 .73 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .44
Premier Class:
5/31/23 10 .59 0 .18 ( 0 .10 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .39
5/31/22 12 .43 0 .13 ( 1 .13 ) ( 1 .00 ) ( 0 .52 ) ( 0 .32 ) ( 0 .84 ) 10 .59
5/31/21
*
10 .00 0 .12 2 .60 2 .72 ( 0 .26 ) ( 0 .03 ) ( 0 .29 ) 12 .43
Retirement Class:
5/31/23 10 .73 0 .17 ( 0 .09 ) 0 .08 ( 0 .13 ) ( 0 .15 ) ( 0 .28 ) 10 .53
5/31/22 12 .42 0 .10 ( 1 .07 ) ( 0 .97 ) ( 0 .40 ) ( 0 .32 ) ( 0 .72 ) 10 .73
5/31/21
*
10 .00 0 .12 2 .58 2 .70 ( 0 .25 ) ( 0 .03 ) ( 0 .28 ) 12 .42
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds, excluding the expenses of the Nuveen Dividend Growth, Nuveen Dividend Value, Nuveen Growth
Opportunities ETF and Real Property Fund.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements

Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .07% $ 31,199 0 .95%
g
0 .23%
g
1 .85% 55%
( 8 .52 ) 17,581 1 .80
g
0 .21
g
1 .44 109
27 .76 4,818 4 .73
c ,g
0 .26
c ,g
1 .81
c
49
1 .05 541 0 .96
g
0 .24
g
2 .04 55
( 8 .96 ) 527 1 .81
g
0 .23
g
1 .55 109
27 .62 622 5 .07
c ,g
0 .41
c ,g
1 .70
c
49
0 .94 2,922 1 .10
g
0 .38
g
1 .84 55
( 8 .78 ) 1,784 1 .96
g
0 .36
g
1 .11 109
27 .51 726 5 .20
c ,g
0 .41
c ,g
1 .60
c
49
0 .88 7,460 1 .20
g
0 .48
g
1 .71 55
( 8 .46 ) 3,862 2 .06
g
0 .46
g
0 .91 109
27 .38 802 5 .33
c ,g
0 .51
c ,g
1 .54
c
49

Notes to Financial Statements
1. Organization
The Lifecycle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the  Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer up to five share classes, although any one Fund may not necessarily offer all five classes. The Funds may offer Institutional Class, Advisor Class, Premier Class, Retirement Class and Retail
Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single  class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
Investments in unregistered limited partnerships are measured at fair value as of the valuation date using the NAV per share practical expedient and are not classified within the fair value hierarchy.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle Retirement Income
Registered investment companies $ 421,041,877 $ — $ — $ — $ 421,041,877
TIAA-CREF Real Property Fund LP — — — 24,453,592 24,453,592
Short-term investments — 455,000 — — 455,000
Total $ 421,041,877 $ 455,000 $ — $ 24,453,592 $ 445,950,469
Lifecycle 2010
Registered investment companies $ 822,463,517 $ — $ — $ — $ 822,463,517
TIAA-CREF Real Property Fund LP — — — 33,670,071 33,670,071
Short-term investments — 590,000 — — 590,000
Total $ 822,463,517 $ 590,000 $ — $ 33,670,071 $ 856,723,588

Notes to Financial Statements
(continued)

4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Fund Level 1 Level 2 Level 3
Fair value
using practical
expedient
a
Total
Lifecycle 2015
Registered investment companies $ 1,160,339,613 $ — $ — $ — $ 1,160,339,613
TIAA-CREF Real Property Fund LP — — — 67,404,688 67,404,688
Short-term investments — 620,000 — — 620,000
Total $ 1,160,339,613 $ 620,000 $ — $ 67,404,688 $ 1,228,364,301
Lifecycle 2020
Registered investment companies $ 2,558,805,149 $ — $ — $ — $ 2,558,805,149
TIAA-CREF Real Property Fund LP — — — 148,714,320 148,714,320
Short-term investments — 2,485,000 — — 2,485,000
Total $ 2,558,805,149 $ 2,485,000 $ — $ 148,714,320 $ 2,710,004,469
Lifecycle 2025
Registered investment companies $ 3,785,744,212 $ — $ — $ — $ 3,785,744,212
TIAA-CREF Real Property Fund LP — — — 220,177,904 220,177,904
Short-term investments — 5,705,000 — — 5,705,000
Total $ 3,785,744,212 $ 5,705,000 $ — $ 220,177,904 $ 4,011,627,116
Lifecycle 2030
Registered investment companies $ 4,297,844,543 $ — $ — $ — $ 4,297,844,543
TIAA-CREF Real Property Fund LP — — — 250,198,632 250,198,632
Short-term investments — 5,385,000 — — 5,385,000
Total $ 4,297,844,543 $ 5,385,000 $ — $ 250,198,632 $ 4,553,428,175
Lifecycle 2035
Registered investment companies $ 4,488,508,132 $ — $ — $ — $ 4,488,508,132
TIAA-CREF Real Property Fund LP — — — 261,601,902 261,601,902
Short-term investments — 4,605,000 — — 4,605,000
Total $ 4,488,508,132 $ 4,605,000 $ — $ 261,601,902 $ 4,754,715,034
Lifecycle 2040
Registered investment companies $ 5,380,056,162 $ — $ — $ — $ 5,380,056,162
TIAA-CREF Real Property Fund LP — — — 313,949,472 313,949,472
Short-term investments — 5,895,000 — — 5,895,000
Total $ 5,380,056,162 $ 5,895,000 $ — $ 313,949,472 $ 5,699,900,634
Lifecycle 2045
Registered investment companies $ 3,727,379,360 $ — $ — $ — $ 3,727,379,360
TIAA-CREF Real Property Fund LP — — — 217,691,379 217,691,379
Short-term investments — 4,700,000 — — 4,700,000
Total $ 3,727,379,360 $ 4,700,000 $ — $ 217,691,379 $ 3,949,770,739
Lifecycle 2050
Registered investment companies $ 2,893,166,898 $ — $ — $ — $ 2,893,166,898
TIAA-CREF Real Property Fund LP — — — 169,036,492 169,036,492
Short-term investments — 3,630,000 — — 3,630,000
Total $ 2,893,166,898 $ 3,630,000 $ — $ 169,036,492 $ 3,065,833,390
Lifecycle 2055
Registered investment companies $ 1,382,275,288 $ — $ — $ — $ 1,382,275,288
TIAA-CREF Real Property Fund LP — — — 80,773,342 80,773,342
Short-term investments — 2,935,000 — — 2,935,000
Total $ 1,382,275,288 $ 2,935,000 $ — $ 80,773,342 $ 1,465,983,630
Lifecycle 2060
Registered investment companies $ 497,792,331 $ — $ — $ — $ 497,792,331
TIAA-CREF Real Property Fund LP — — — 29,093,445 29,093,445
Short-term investments — 880,000 — — 880,000
Total $ 497,792,331 $ 880,000 $ — $ 29,093,445 $ 527,765,776
Lifecycle 2065
Registered investment companies $ 39,723,168 $ — $ — $ — $ 39,723,168
TIAA-CREF Real Property Fund LP — — — 2,322,008 2,322,008
Short-term investments — 220,000 — — 220,000
Total $ 39,723,168 $ 220,000 $ — $ 2,322,008 $ 42,265,176
a In accordance with ASC 820, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of assets and liabilities.

Real Property Fund ("RPF"): The Funds invest in the RPF, which is an affiliated real estate limited partnership. The RPF is an unregistered open-end fund that intends to invest in direct real estate holdings and may invest a portion of its assets in REIT securities, mortgage related securitization and money market instruments in accordance with exemptive relief received from the SEC.
The Funds are not liable for the debts of the RPF beyond the amounts the Funds have contributed. The Funds can redeem from RPF daily subject to certain approvals. Investments in the RPF are illiquid and the Funds may be unable to dispose of such investments at opportune times. As such, this investment has been designated as restricted and the value is reflected in the portfolio of investments.
As a restricted security, RPF may not be sold except in exempt transactions or in a public offering registered under the Securities
Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicaly traded.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
12.1
Lifecycle Retirement Income $ 89,611,828 $ 147,714,012
12.2
Lifecycle 2010 169,467,391 305,959,886
12.3
Lifecycle 2015 240,882,488 411,813,159
12.4
Lifecycle 2020 529,456,591 899,795,424
12.5
Lifecycle 2025 839,298,027 1,316,273,598
12.6
Lifecycle 2030 1,027,877,478 1,404,553,831
12.7
Lifecycle 2035 1,200,784,966 1,551,919,096
12.8
Lifecycle 2040 1,512,829,596 1,857,458,629
12.9
Lifecycle 2045 1,038,636,743 1,145,579,112
13.01
Lifecycle 2050 803,295,006 770,473,680
13.1
Lifecycle 2055 443,482,420 338,237,613
13.2
Lifecycle 2060 206,369,986 112,080,858
13.3
Lifecycle 2065 35,523,854 17,030,729
Year Ended
5/31/23
Year Ended
5/31/22
12.1
Lifecycle Retirement Income Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 1,257,585 $ 13,342,606 5,093,690 $ 64,956,781
Advisor Class 2,200 23,540 69,747 872,339
Premier Class 102,554 1,079,331 599,871 7,254,130
Retirement Class 683,664 7,143,848 508,539 6,371,163
Retail Class 538,372 5,676,710 829,780 10,352,335
Total subscriptions 2,584,375 27,266,035 7,101,627 89,806,748
Reinvestments of distributions:
Institutional Class 1,089,839 11,161,094 1,663,321 20,233,170
Advisor Class 1,676 17,187 5,634 68,492
Premier Class 88,231 903,373 108,627 1,321,773
Retirement Class 797,641 8,148,119 1,099,644 13,344,233
Retail Class 672,562 6,877,590 822,805 9,997,096
Total reinvestments of distributions 2,649,949 27,107,363 3,700,031 44,964,764
Redemptions:
Institutional Class (5,868,076) (61,430,375) (5,927,678) (70,948,029)
Advisor Class (28,091) (301,425) (67,294) (806,496)
Premier Class (315,894) (3,320,054) (622,368) (7,738,929)
Retirement Class (2,824,817) (29,520,020) (3,097,503) (37,916,338)
Retail Class (1,110,537) (11,675,236) (1,119,182) (13,687,705)
Total redemptions (10,147,415) (106,247,110) (10,834,025) (131,097,497)
Net increase (decrease) from shareholder transactions (4,913,091) $ (51,873,712) (32,367) $ 3,674,015

Notes to Financial Statements
(continued)

Year Ended
5/31/23
Year Ended
5/31/22
12.2
Lifecycle 2010 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 3,614,500 $ 34,407,848 5,023,114 $ 58,676,210
Advisor Class – – 3,621 40,999
Premier Class 215,080 2,092,570 642,907 7,217,688
Retirement Class 570,016 6,851,613 1,133,657 16,208,559
Total subscriptions 4,399,596 43,352,031 6,803,299 82,143,456
Reinvestments of distributions:
Institutional Class 4,439,737 41,111,964 7,111,381 79,291,903
Advisor Class 414 3,843 578 6,462
Premier Class 334,556 3,091,298 489,215 5,444,960
Retirement Class 1,230,126 14,318,674 1,948,215 26,904,852
Total reinvestments of distributions 6,004,833 58,525,779 9,549,389 111,648,177
Redemptions:
Institutional Class (16,298,133) (159,505,225) (12,621,540) (146,447,146)
Advisor Class (2,330) (23,392) (491) (5,478)
Premier Class (1,140,964) (10,994,447) (2,646,518) (32,019,270)
Retirement Class (4,114,664) (49,544,026) (5,133,914) (73,000,609)
Total redemptions (21,556,091) (220,067,090) (20,402,463) (251,472,503)
Net increase (decrease) from shareholder transactions (11,151,662) $ (118,189,280) (4,049,775) $ (57,680,870)
Year Ended
5/31/23
Year Ended
5/31/22
12.3
Lifecycle 2015 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 4,055,246 $ 34,645,281 4,837,755 $ 50,196,899
Advisor Class – – 16,038 175,000
Premier Class 236,853 2,038,118 785,970 7,878,198
Retirement Class 2,098,950 23,828,765 1,934,172 25,841,707
Total subscriptions 6,391,049 60,512,164 7,573,935 84,091,804
Reinvestments of distributions:
Institutional Class 7,176,454 59,205,748 10,708,945 106,768,180
Advisor Class 2,379 19,629 2,926 29,142
Premier Class 509,804 4,190,586 774,286 7,688,659
Retirement Class 1,635,713 17,976,483 2,500,620 32,608,089
Total reinvestments of distributions 9,324,350 81,392,446 13,986,777 147,094,070
Redemptions:
Institutional Class (22,904,648) (199,370,855) (18,601,692) (192,279,261)
Advisor Class – – – –
Premier Class (1,826,554) (15,669,495) (4,560,902) (48,490,682)
Retirement Class (6,591,873) (75,024,585) (7,821,062) (103,670,534)
Total redemptions (31,323,075) (290,064,935) (30,983,656) (344,440,477)
Net increase (decrease) from shareholder transactions (15,607,676) $ (148,160,325) (9,422,944) $ (113,254,603)
Year Ended
5/31/23
Year Ended
5/31/22
12.4
Lifecycle 2020 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 9,046,353 $ 80,749,414 14,043,786 $ 152,100,452
Advisor Class 27,164 243,662 14,711 168,960
Premier Class 958,294 8,534,254 2,128,099 22,751,832
Retirement Class 1,388,638 16,743,403 2,669,296 38,342,851
Total subscriptions 11,420,449 106,270,733 18,855,892 213,364,095
Reinvestments of distributions:
Institutional Class 16,335,969 138,855,737 24,749,622 255,911,089
Advisor Class 4,872 41,360 4,063 42,012
Premier Class 1,198,371 10,162,188 1,806,967 18,647,903
Retirement Class 2,894,787 33,811,107 4,636,553 64,587,181
Total reinvestments of distributions 20,433,999 182,870,392 31,197,205 339,188,185
Redemptions:
Institutional Class (49,415,101) (444,290,955) (36,674,302) (388,312,165)
Advisor Class (5,339) (46,545) (30,785) (351,054)
Premier Class (3,502,274) (31,179,156) (8,921,550) (98,479,847)
Retirement Class (10,867,306) (131,189,772) (14,638,656) (207,792,659)
Total redemptions (63,790,020) (606,706,428) (60,265,293) (694,935,725)
Net increase (decrease) from shareholder transactions (31,935,572) $ (317,565,303) (10,212,196) $ (142,383,445)

Year Ended
5/31/23
Year Ended
5/31/22
12.5
Lifecycle 2025 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 18,136,108 $ 166,947,002 22,978,555 $ 258,741,518
Advisor Class 57,120 527,161 2,770 30,944
Premier Class 2,187,763 20,102,931 3,623,408 40,209,994
Retirement Class 2,231,908 28,367,168 4,261,456 64,386,912
Total subscriptions 22,612,899 215,944,262 30,866,189 363,369,368
Reinvestments of distributions:
Institutional Class 25,042,494 219,622,671 35,095,211 379,028,275
Advisor Class 4,735 41,525 2,965 32,026
Premier Class 1,868,790 16,314,540 2,488,663 26,753,132
Retirement Class 3,782,348 46,295,936 5,423,454 79,995,939
Total reinvestments of distributions 30,698,367 282,274,672 43,010,293 485,809,372
Redemptions:
Institutional Class (73,961,374) (691,355,718) (36,611,176) (400,732,044)
Advisor Class (7,468) (67,270) (13,110) (148,621)
Premier Class (3,687,382) (33,697,590) (10,807,226) (123,448,064)
Retirement Class (11,764,653) (149,398,039) (15,183,640) (227,624,303)
Total redemptions (89,420,877) (874,518,617) (62,615,152) (751,953,032)
Net increase (decrease) from shareholder transactions (36,109,611) $ (376,299,683) 11,261,330 $ 97,225,708
Year Ended
5/31/23
Year Ended
5/31/22
12.6
Lifecycle 2030 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 27,344,443 $ 255,067,752 30,071,947 $ 343,831,067
Advisor Class 28,823 275,053 10,610 125,669
Premier Class 2,343,037 21,792,289 4,124,063 46,133,714
Retirement Class 3,233,094 42,713,024 4,210,167 66,854,810
Total subscriptions 32,949,397 319,848,118 38,416,787 456,945,260
Reinvestments of distributions:
Institutional Class 29,168,792 256,977,057 39,766,511 437,033,952
Advisor Class 3,379 29,774 4,426 48,642
Premier Class 2,180,319 19,099,591 2,744,328 29,995,512
Retirement Class 3,833,648 48,610,658 5,535,559 85,358,315
Total reinvestments of distributions 35,186,138 324,717,080 48,050,824 552,436,421
Redemptions:
Institutional Class (74,773,754) (707,187,201) (32,258,878) (359,646,334)
Advisor Class (17,171) (166,871) (8,466) (88,684)
Premier Class (4,290,938) (39,666,590) (11,042,822) (130,631,782)
Retirement Class (11,186,111) (147,266,751) (14,285,202) (223,239,881)
Total redemptions (90,267,974) (894,287,413) (57,595,368) (713,606,681)
Net increase (decrease) from shareholder transactions (22,132,439) $ (249,722,215) 28,872,243 $ 295,775,000
Year Ended
5/31/23
Year Ended
5/31/22
12.7
Lifecycle 2035 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 30,668,720 $ 289,812,700 31,843,272 $ 371,177,950
Advisor Class 17,577 166,956 3,237 36,497
Premier Class 2,611,737 24,490,486 3,965,620 46,025,870
Retirement Class 2,741,861 37,825,781 3,739,851 62,199,522
Total subscriptions 36,039,895 352,295,923 39,551,980 479,439,839
Reinvestments of distributions:
Institutional Class 32,069,754 285,100,109 44,146,341 495,763,411
Advisor Class 3,755 33,342 3,405 38,208
Premier Class 2,343,733 20,765,474 3,084,436 34,545,687
Retirement Class 3,521,881 46,524,052 5,036,667 81,745,103
Total reinvestments of distributions 37,939,123 352,422,977 52,270,849 612,092,409
Redemptions:
Institutional Class (78,964,298) (760,415,932) (32,207,800) (366,942,911)
Advisor Class (1,489) (14,152) (714) (8,001)
Premier Class (4,058,202) (38,116,862) (11,654,409) (141,930,250)
Retirement Class (7,896,088) (108,712,142) (12,642,694) (209,077,226)
Total redemptions (90,920,077) (907,259,088) (56,505,617) (717,958,388)
Net increase (decrease) from shareholder transactions (16,941,059) $ (202,540,188) 35,317,212 $ 373,573,860

Notes to Financial Statements
(continued)

Year Ended
5/31/23
Year Ended
5/31/22
12.8
Lifecycle 2040 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 33,689,108 $ 317,712,234 32,492,908 $ 379,833,667
Advisor Class 15,363 145,703 3,137 35,502
Premier Class 2,594,363 24,231,645 4,037,072 46,889,238
Retirement Class 2,787,493 39,853,927 2,860,690 49,462,497
Total subscriptions 39,086,327 381,943,509 39,393,807 476,220,904
Reinvestments of distributions:
Institutional Class 40,538,576 357,550,245 56,666,558 638,065,449
Advisor Class 1,777 15,656 1,507 16,950
Premier Class 2,778,633 24,451,968 3,893,334 43,722,138
Retirement Class 4,000,200 54,642,731 6,033,948 101,973,720
Total reinvestments of distributions 47,319,186 436,660,600 66,595,347 783,778,257
Redemptions:
Institutional Class (82,592,569) (791,662,756) (34,139,265) (388,075,690)
Advisor Class (1,466) (13,166) (5,338) (64,467)
Premier Class (3,817,919) (36,053,685) (12,145,236) (146,871,580)
Retirement Class (9,778,803) (139,793,375) (14,476,480) (249,877,458)
Total redemptions (96,190,757) (967,522,982) (60,766,319) (784,889,195)
Net increase (decrease) from shareholder transactions (9,785,244) $ (148,918,873) 45,222,835 $ 475,109,966
Year Ended
5/31/23
Year Ended
5/31/22
12.9
Lifecycle 2045 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 24,617,995 $ 288,447,994 24,969,570 $ 363,983,500
Advisor Class 35,302 410,394 4,268 61,674
Premier Class 2,165,378 25,226,927 3,010,126 43,883,742
Retirement Class 3,298,000 38,234,152 3,164,604 46,177,270
Total subscriptions 30,116,675 352,319,467 31,148,568 454,106,186
Reinvestments of distributions:
Institutional Class 21,916,340 240,641,410 30,143,635 423,819,514
Advisor Class 761 8,356 214 3,010
Premier Class 1,571,380 17,159,472 2,139,339 29,929,349
Retirement Class 4,234,599 46,030,089 5,850,947 81,503,696
Total reinvestments of distributions 27,723,080 303,839,327 38,134,135 535,255,569
Redemptions:
Institutional Class (43,645,377) (520,487,999) (17,772,833) (248,768,014)
Advisor Class (1,030) (12,684) (964) (12,685)
Premier Class (2,225,729) (26,072,753) (7,215,317) (109,034,656)
Retirement Class (6,390,186) (73,729,002) (10,402,406) (151,886,506)
Total redemptions (52,262,322) (620,302,438) (35,391,520) (509,701,861)
Net increase (decrease) from shareholder transactions 5,577,433 $ 35,856,356 33,891,183 $ 479,659,894
Year Ended
5/31/23
Year Ended
5/31/22
13.01
Lifecycle 2050 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 22,648,264 $ 271,013,243 19,978,756 $ 296,761,919
Advisor Class 6,009 73,828 24,867 361,859
Premier Class 1,922,913 22,788,492 2,358,856 35,328,256
Retirement Class 2,744,846 32,554,487 2,665,561 39,623,443
Total subscriptions 27,322,032 326,430,050 25,028,040 372,075,477
Reinvestments of distributions:
Institutional Class 16,352,319 183,309,490 20,831,928 299,563,125
Advisor Class 1,283 14,393 1,157 16,645
Premier Class 1,076,868 12,028,621 1,415,136 20,278,896
Retirement Class 2,903,138 32,224,835 3,835,451 54,655,174
Total reinvestments of distributions 20,333,608 227,577,339 26,083,672 374,513,840
Redemptions:
Institutional Class (27,659,834) (336,520,581) (10,516,356) (150,432,796)
Advisor Class (24,679) (290,348) (5,952) (96,314)
Premier Class (1,730,332) (20,561,690) (4,358,794) (66,445,060)
Retirement Class (4,955,758) (58,495,710) (7,089,620) (105,962,482)
Total redemptions (34,370,603) (415,868,329) (21,970,722) (322,936,652)
Net increase (decrease) from shareholder transactions 13,285,037 $ 138,139,060 29,140,990 $ 423,652,665

Year Ended
5/31/23
Year Ended
5/31/22
13.1
Lifecycle 2055 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 14,206,786 $ 200,594,633 11,839,213 $ 205,641,316
Advisor Class 13,005 184,788 1,340 22,678
Premier Class 1,018,870 14,258,603 1,180,758 20,559,715
Retirement Class 1,715,773 24,111,919 1,440,198 25,031,044
Total subscriptions 16,954,434 239,149,943 14,461,509 251,254,753
Reinvestments of distributions:
Institutional Class 6,043,641 80,138,674 6,709,995 113,667,316
Advisor Class 455 6,036 47 796
Premier Class 424,388 5,606,170 504,748 8,520,147
Retirement Class 1,052,945 13,898,868 1,237,574 20,877,867
Total reinvestments of distributions 7,521,429 99,649,748 8,452,364 143,066,126
Redemptions:
Institutional Class (10,601,565) (152,428,904) (3,684,574) (61,631,484)
Advisor Class (92) (1,321) (1) (23)
Premier Class (728,896) (10,190,769) (1,715,537) (30,202,499)
Retirement Class (1,943,257) (27,035,230) (2,726,891) (47,958,670)
Total redemptions (13,273,810) (189,656,224) (8,127,003) (139,792,676)
Net increase (decrease) from shareholder transactions 11,202,053 $ 149,143,467 14,786,870 $ 254,528,203
Year Ended
5/31/23
Year Ended
5/31/22
13.2
Lifecycle 2060 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 10,060,337 $ 121,775,409 7,796,785 $ 114,913,785
Advisor Class 15,764 192,560 1,967 28,300
Premier Class 651,373 7,856,747 651,727 9,584,808
Retirement Class 1,359,186 16,387,118 1,165,981 16,984,215
Total subscriptions 12,086,660 146,211,834 9,616,460 141,511,108
Reinvestments of distributions:
Institutional Class 2,120,439 24,236,620 1,957,423 28,323,915
Advisor Class 667 7,622 360 5,200
Premier Class 116,744 1,332,049 112,792 1,628,720
Retirement Class 342,124 3,896,791 337,244 4,863,057
Total reinvestments of distributions 2,579,974 29,473,082 2,407,819 34,820,892
Redemptions:
Institutional Class (4,643,760) (57,436,613) (2,040,940) (28,941,694)
Advisor Class (40) (466) (1,903) (29,743)
Premier Class (303,750) (3,606,591) (519,134) (7,548,888)
Retirement Class (776,942) (9,290,311) (1,023,654) (14,907,626)
Total redemptions (5,724,492) (70,333,981) (3,585,631) (51,427,951)
Net increase (decrease) from shareholder transactions 8,942,142 $ 105,350,935 8,438,648 $ 124,904,049
Year Ended
5/31/23
Year Ended
5/31/22
13.3
Lifecycle 2065 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 2,056,822 $ 21,030,683 1,392,373 $ 16,260,732
Advisor Class 2,941 30,309 – –
Premier Class 177,922 1,787,554 121,522 1,365,228
Retirement Class 489,198 4,995,196 314,556 3,673,748
Total subscriptions 2,726,883 27,843,742 1,828,451 21,299,708
Reinvestments of distributions:
Institutional Class 50,389 495,823 21,833 261,127
Advisor Class 51 497 – –
Premier Class 5,459 53,005 769 9,085
Retirement Class 13,189 129,910 3,301 39,549
Total reinvestments of distributions 69,088 679,235 25,903 309,761
Redemptions:
Institutional Class (782,462) (8,093,958) (163,809) (1,902,277)
Advisor Class (740) (7,540) – –
Premier Class (70,662) (703,971) (12,187) (128,143)
Retirement Class (153,756) (1,571,024) (22,578) (272,297)
Total redemptions (1,007,620) (10,376,493) (198,574) (2,302,717)
Net increase (decrease) from shareholder transactions 1,788,351 $ 18,146,484 1,655,780 $ 19,306,752

Notes to Financial Statements
(continued)

6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations, investments in partnerships, and investments in underlying funds. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
12.1
Lifecycle Retirement Income $456,381,579 $31,720,351 $(42,151,461) $(10,431,110)
12.2
Lifecycle 2010 859,202,302 73,891,843 (76,370,557) (2,478,714)
12.3
Lifecycle 2015 1,286,917,755 66,713,234 (125,266,688) (58,553,454)
12.4
Lifecycle 2020 2,806,393,270 164,183,281 (260,572,082) (96,388,801)
12.5
Lifecycle 2025 4,110,872,660 268,300,570 (367,546,114) (99,245,544)
12.6
Lifecycle 2030 4,597,383,330 337,610,289 (381,565,444) (43,955,155)
12.7
Lifecycle 2035 4,689,137,255 408,527,640 (342,949,861) 65,577,779
12.8
Lifecycle 2040 5,500,177,824 554,123,572 (354,400,762) 199,722,810
12.9
Lifecycle 2045 3,741,246,298 424,889,668 (216,365,227) 208,524,441
13.01
Lifecycle 2050 2,938,598,814 286,180,839 (158,946,263) 127,234,576
13.1
Lifecycle 2055 1,448,897,174 92,735,938 (75,649,482) 17,086,456
13.2
Lifecycle 2060 538,498,621 17,496,785 (28,229,630) (10,732,845)
13.3
Lifecycle 2065 43,103,546 1,293,424 (2,131,794) (838,370)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
12.1
Lifecycle Retirement Income $2,595,980 $– $(10,431,110) $(6,802,525) $– $(21,830) $(14,659,485)
12.2
Lifecycle 2010 11,110,844 – (2,478,714) (9,486,241) – (75,781) (929,892)
12.3
Lifecycle 2015 13,569,545 – (58,553,454) (17,659,513) – (109,875) (62,753,297)
12.4
Lifecycle 2020 28,438,988 – (96,388,801) (41,207,994) – (171,002) (109,328,809)
12.5
Lifecycle 2025 37,400,462 – (99,245,544) (71,060,985) – (184,494) (133,090,561)
12.6
Lifecycle 2030 34,206,434 – (43,955,155) (85,960,191) – (182,155) (95,891,067)
12.7
Lifecycle 2035 27,923,376 – 65,577,779 (114,710,935) – (183,745) (21,393,525)
12.8
Lifecycle 2040 22,674,803 – 199,722,810 (136,259,089) – (235,560) 85,902,964
12.9
Lifecycle 2045 8,731,205 – 208,524,441 (73,684,881) – (93,900) 143,476,865
13.01
Lifecycle 2050 3,226,959 – 127,234,576 (46,138,093) – (60,722) 84,262,720
13.1
Lifecycle 2055 – – 17,086,456 (14,986,790) (264,984) (18,173) 1,816,509
13.2
Lifecycle 2060 – – (10,732,845) (3,967,877) (1,146,763) (3,768) (15,851,253)
13.3
Lifecycle 2065 – – (838,370) – (218,593) (93) (1,057,056)

The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate, is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement) in proportion to the percentage of the Fund’s net assets invested in the
Underlying Fund, applied to the average daily net assets of the Fund. The Adviser has contractually agreed to waive in full the asset allocation fee rate component of the management fee on each Fund. This waiver will remain in effect through September 30, 2025, unless changed with approval of the Board. In addition, the Adviser has voluntarily agreed to waive certain amounts of the Underlying
Funds fee rate portion of each Fund’s management fee through September 30, 2023. As of the end of the current fiscal period, the
Adviser received from the Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
5/31/23 5/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
12.1
Lifecycle Retirement Income $ 13,270,979 $ 14,112,422 $ 23,161,764 $ 22,270,472
12.2
Lifecycle 2010 29,379,383 29,158,365 47,060,380 64,609,189
12.3
Lifecycle 2015 36,413,594 45,111,498 67,018,907 80,277,672
12.4
Lifecycle 2020 75,174,490 107,977,277 151,455,657 188,186,268
12.5
Lifecycle 2025 102,138,283 181,293,762 216,449,270 271,151,254
12.6
Lifecycle 2030 101,654,559 223,672,262 237,785,666 315,462,673
12.7
Lifecycle 2035 92,477,284 260,383,909 256,415,712 356,288,276
12.8
Lifecycle 2040 93,184,722 343,941,755 322,023,104 462,395,165
12.9
Lifecycle 2045 58,744,900 245,683,071 218,120,431 317,925,165
13.01
Lifecycle 2050 43,573,826 184,213,360 161,435,133 213,330,339
13.1
Lifecycle 2055 21,085,365 78,783,341 68,542,535 74,772,925
13.2
Lifecycle 2060 7,135,213 22,421,673 19,701,972 15,182,064
13.3
Lifecycle 2065 358,995 469,466 302,017 381,910
Fund Short-Term Long-Term Total
12.1
Lifecycle Retirement Income $ 2,174,820 $ 4,627,705 $ 6,802,525
12.2
Lifecycle 2010 4,546,995 4,939,246 9,486,241
12.3
Lifecycle 2015 6,649,234 11,010,279 17,659,513
12.4
Lifecycle 2020 16,608,199 24,599,795 41,207,994
12.5
Lifecycle 2025 34,150,826 36,910,159 71,060,985
12.6
Lifecycle 2030 43,443,026 42,517,165 85,960,191
12.7
Lifecycle 2035 48,691,441 66,019,494 114,710,935
12.8
Lifecycle 2040 62,956,110 73,302,979 136,259,089
12.9
Lifecycle 2045 43,378,310 30,306,571 73,684,881
13.01
Lifecycle 2050 30,429,490 15,708,603 46,138,093
13.1
Lifecycle 2055 11,507,434 3,479,356 14,986,790
13.2
Lifecycle 2060 3,904,407 63,470 3,967,877
13.3
Lifecycle 2065 – – –
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/22 Prior to 10/1/22
Lifecycle Retirement Income 0.28% 0.127% 0.128%
Lifecycle 2010 0.28 0.123 0.129
Lifecycle 2015 0.28 0.128 0.129
Lifecycle 2020 0.29 0.130 0.131
Lifecycle 2025 0.29 0.132 0.134
Lifecycle 2030 0.30 0.144 0.146
Lifecycle 2035 0.30 0.156 0.158
Lifecycle 2040 0.31 0.176 0.167
Lifecycle 2045 0.31 0.175 0.177
Lifecycle 2050 0.31 0.185 0.186
Lifecycle 2055 0.31 0.185 0.186
Lifecycle 2060 0.31 0.185 0.196
Lifecycle 2065 0.31 0.196 0.196

Notes to Financial Statements
(continued)

The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund incurs an annual fee of 0.25% of the daily net assets, payable monthly to the Adviser, for certain administrative costs associated with the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of the distribution Rule 12b-1 plan, the Retirement Class of each Fund and the Retail Class of the Retirement
Income Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retirement
Class of each Fund and the Retail Class of the Retirement Income Fund at the maximum annual rates of 0.05% and 0.25% of the average daily net assets attributable to each Fund’s Retirement Class and the Retirement Income Fund’s Retail Class, respectively.
However, Nuveen Securities has agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement
Class and the plan is suspended through September 12, 2022. This agreement may be terminated before this date with the approval of the Board. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of average daily net assets attributable to the Fund’s Premier Class. Effective September 13, 2022, Nuveen Securities and the Board
terminated the distribution Rule 12b-1 plan for the Retirement Class of the Funds.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, Acquired fund fees and expenses, extraordinary expenses and the management fees and certain other expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds 0.00% of average daily net assets for the Institutional Class shares; 0.15% of average daily net assets for the Advisor Class shares; 0.15% of average daily net assets for the Premier Class shares; 0.25% of average daily net assets for the Retirement Class shares; and 0.25% of average daily net assets for the Retail Class shares of the Retirement Income Fund. The expense reimbursement arrangements will continue through at least
September 30, 2023, unless changed with approval of the Board.
With respect to Lifecycle 2010 Fund, Lifecycle 2015 Fund, Lifecycle 2020 Fund and Lifecycle 2025 Fund the Adviser has voluntarily agreed to reimburse the Funds for 0.030%, 0.045%, 0.025% and 0.015% respectively, of the Total Expenses of each of its share classes that are originally attributable to Class W shares of the Underlying Funds. These voluntary commitments are effective May 1,
2023 to April 30, 2024. Prior to May 1, 2023 the Lifecycle 2010 Fund voluntary reimbursement was 0.035%.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
The following is the percentage of the Funds’ shares owned by TIAA and its registered separate account (“TIAA Access”) as of the end of the current fiscal period:
Fund Purchases Sales Realized Gain (Loss)
Lifecycle Retirement Income $ 24,692 $ 280,457 $ (130,123)
Lifecycle 2010 85,251 498,083 (225,579)
Lifecycle 2015 46,685 849,175 (415,591)
Lifecycle 2020 28,869 1,187,666 (513,773)
Lifecycle 2025 146,490 1,022,527 (408,923)
Lifecycle 2030 292,117 874,657 (346,232)
Lifecycle 2035 522,060 666,464 (263,427)
Lifecycle 2040 1,046,086 538,177 (198,874)
Lifecycle 2045 1,823,358 150,145 (50,489)
Lifecycle 2050 1,838,539 12,167 (3,785)
Lifecycle 2055 1,830,775 13,008 (5,456)
Lifecycle 2060 1,740,738 2,022 (891)

Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the affiliated TIAA-CREF Real Property Fund LP, the affiliated Nuveen Growth
Opportunities ETF, Class W shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Effective after the close of business on October 28, 2022, the Nuveen International Growth Fund merged into the TIAA-CREF International
Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Underlying Fund TIAA TIAA Access Total
12.1
Lifecycle Retirement Income – % 11% 11%
12.2
Lifecycle 2010 – 13 13
12.3
Lifecycle 2015 – 13 13
12.4
Lifecycle 2020 – 15 15
12.5
Lifecycle 2025 – 15 15
12.6
Lifecycle 2030 – 15 15
12.7
Lifecycle 2035 – 16 16
12.8
Lifecycle 2040 – 16 16
12.9
Lifecycle 2045 – 17 17
13.01
Lifecycle 2050 – 19 19
13.1
Lifecycle 2055 – 16 16
13.2
Lifecycle 2060 – 17 17
13.3
Lifecycle 2065 12 2 14
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Retirement Income Fund
Nuveen Funds:
Dividend Growth
$ 16,654,039 $ 4,199,073 $ 5,991,524 $ 584,262 $ – $ (702,434) $ 210,417 $ 14,460,610
Dividend Value
19,062,054 5,397,376 7,789,682 1,251,389 – (2,156,699) 354,986 14,676,022
Growth Opportunities ETF
17,698,718 1,917,963 3,898,743 (1,637,393) – 2,826,718 34,141 16,907,263
International Growth
13,648,513 649,592 9,464,225 (3,744,181) (3,627,207) 2,537,508 123,553 –
TIAA-CREF Funds:
Core Bond
110,567,449 10,676,216 21,903,036 (3,510,094) – (2,054,910) 3,703,167 93,775,625
Core Plus Bond
69,071,504 5,651,986 12,906,849 (2,166,807) – (1,516,574) 2,564,390 58,133,260
Emerging Markets Debt
10,863,568 1,659,058 3,374,919 (809,863) – 103,299 658,218 8,441,143
Emerging Markets Equity
7,910,935 4,444,002 3,081,635 (825,317) – 445,772 80,335 8,893,757
Growth & Income
16,758,801 4,155,651 6,008,031 1,099,961 – (435,121) 266,464 14,637,027
High-Yield
10,754,270 3,458,392 4,578,419 (351,970) – (368,767) 700,156 8,913,506
Inflation-Linked Bond
52,879,871 6,275,269 9,688,058 (335,344) – (4,154,601) 3,092,151 44,615,805
International Bond
11,068,322 1,399,945 2,018,012 (438,957) – (705,389) 1,101,922 9,305,909
International Equity
19,454,174 10,337,186 7,890,124 (301,637) – 1,423,476 598,481 23,023,075
International Opportunities
13,735,162 2,717,269 5,354,622 (1,230,203) 3,627,207 258,606 238,985 13,753,419
Large-Cap Growth
17,650,331 3,734,585 5,987,533 (1,238,807) – 2,742,062 118,091 16,900,638
Large-Cap Value
19,083,300 5,317,309 8,495,990 1,477,024 – (2,007,186) 356,313 14,720,831
Quant International Small-Cap Equity
9,149,542 1,385,068 2,413,803 (348,439) – (477,461) 314,176 7,294,908
Quant Small/Mid-Cap Equity
5,517,928 3,650,412 4,206,259 375,323 – (666,138) 89,928 4,250,245
Quant Small-Cap Equity
4,636,375 1,231,155 1,985,701 364,565 – (396,327) 56,063 3,652,158
Short-Term Bond
53,080,604 7,630,067 15,103,844 (698,111) – (159,209) 1,512,511 44,686,676
TIAA-CREF Real Property Fund LP
a
30,624,809 3,724,254 5,573,003 (7,844) – (4,314,624) 2,698,915 24,453,592
$529,870,269 $89,611,828 $147,714,012 $(12,492,443) $– $(9,777,999) $18,873,363 $445,495,469

Notes to Financial Statements
(continued)

Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2010 Fund
Nuveen Funds:
Dividend Growth
$ 31,964,855 $ 6,959,952 $ 11,517,891 $ 1,381,417 $ – $ (1,555,708) $ 394,556 $ 26,712,756
Dividend Value
36,565,173 9,229,080 14,959,884 2,646,008 – (4,299,018) 668,496 27,172,786
Growth Opportunities ETF
33,996,901 2,992,505 7,861,833 (3,246,421) – 5,413,203 63,466 31,294,354
International Growth
26,242,571 1,178,094 18,223,566 (6,936,087) (6,885,990) 4,624,978 235,186 –
TIAA-CREF Funds:
Core Bond
217,258,806 19,492,042 45,807,979 (6,085,825) – (4,683,673) 7,150,070 180,173,371
Core Plus Bond
135,990,055 10,419,319 27,543,872 (4,011,887) – (3,139,342) 4,953,244 111,714,273
Emerging Markets Debt
21,240,547 3,388,141 7,049,540 (1,630,217) – 248,870 1,272,694 16,197,801
Emerging Markets Equity
15,195,170 8,132,207 6,154,671 (1,311,022) – 569,358 149,492 16,431,042
Growth & Income
32,150,930 7,209,921 11,949,751 2,228,956 – (1,016,761) 499,232 26,896,079
High-Yield
20,952,445 6,940,280 9,435,889 (598,498) – (794,789) 1,351,519 17,063,549
Inflation-Linked Bond
103,913,550 9,890,457 18,645,047 (338,096) – (8,375,250) 5,997,573 85,757,862
International Bond
21,746,110 3,244,975 4,898,816 (1,046,078) – (1,167,117) 2,126,254 17,879,074
International Equity
37,317,111 19,743,517 16,616,637 87,558 – 2,008,933 1,109,171 42,540,482
International Opportunities
26,348,256 5,541,190 11,536,569 (2,064,173) 6,885,990 215,407 451,567 25,390,101
Large-Cap Growth
33,868,182 6,530,591 11,899,201 1,593,955 – 1,171,564 218,012 31,265,091
Large-Cap Value
36,610,558 10,081,668 17,292,693 3,958,299 – (4,924,939) 661,066 27,220,226
Quant International Small-Cap Equity
17,567,129 2,374,836 4,892,009 (508,401) – (1,057,322) 580,950 13,484,233
Quant Small/Mid-Cap Equity
10,586,451 6,887,315 8,327,203 714,079 – (1,224,520) 167,681 7,851,075
Quant Small-Cap Equity
8,893,667 2,153,789 3,888,059 701,647 – (747,351) 103,902 6,746,910
Short-Term Bond
124,023,123 22,686,979 33,889,113 (1,582,638) – (417,969) 3,618,475 110,672,452
TIAA-CREF Real Property Fund LP
a
49,123,040 4,390,533 13,569,663 1,240,329 – (7,514,168) 4,080,690 33,670,071
$1,041,554,630 $169,467,391 $305,959,886 $(14,807,095) $– $(26,665,614) $35,853,296 $856,133,588
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2015 Fund
Nuveen Funds:
Dividend Growth
$ 50,324,601 $ 8,916,801 $ 15,740,944 $ 2,075,165 $ – $ (2,462,051) $ 629,221 $ 42,282,469
Dividend Value
57,698,499 14,886,714 23,600,070 4,053,837 – (6,772,173) 1,049,512 43,089,743
Growth Opportunities ETF
53,709,499 4,776,803 12,337,428 (5,177,900) – 8,666,390 101,041 49,637,364
International Growth
41,344,736 1,475,720 28,434,816 (10,999,891) (10,752,112) 7,366,363 362,983 –
TIAA-CREF Funds:
Core Bond
302,427,596 29,177,583 60,797,781 (9,937,132) – (5,074,342) 10,027,649 255,795,924
Core Plus Bond
188,730,264 15,819,140 36,103,589 (5,561,334) – (4,395,303) 6,942,919 158,489,178
Emerging Markets Debt
29,441,694 5,033,240 9,545,488 (2,452,222) – 552,762 1,782,777 23,029,986
Emerging Markets Equity
23,946,693 12,733,727 9,484,232 (3,977,746) – 2,793,758 236,940 26,012,200
Growth & Income
50,715,974 9,998,584 17,013,899 2,838,410 – (1,045,760) 792,859 42,748,479
High-Yield
29,095,466 9,643,983 12,615,899 (1,580,157) – (367,294) 1,897,843 24,176,099
Inflation-Linked Bond
128,377,721 17,535,271 21,665,799 (847,752) – (9,967,604) 7,494,874 112,555,832
International Bond
30,127,569 4,674,762 6,320,558 (1,389,596) – (1,687,105) 2,967,284 25,405,072
International Equity
58,901,761 29,583,065 24,394,606 78,953 – 3,121,174 1,748,038 67,290,347
International Opportunities
41,576,071 7,460,637 16,598,646 (3,570,551) 10,752,112 546,146 706,808 40,165,769
Large-Cap Growth
53,389,094 9,891,398 18,260,660 215,256 – 4,179,179 348,163 49,414,267
Large-Cap Value
57,752,362 13,642,955 24,840,574 4,386,415 – (5,998,161) 1,038,051 43,038,781
Quant International Small-Cap Equity
27,682,108 2,759,559 6,615,163 (747,572) – (1,724,554) 915,585 21,354,378
Quant Small/Mid-Cap Equity
16,695,813 9,340,709 11,591,680 1,211,932 – (2,031,287) 256,017 12,426,867
Quant Small-Cap Equity
14,034,147 3,351,940 6,041,137 1,125,768 – (1,213,530) 163,747 10,679,145
Short-Term Bond
128,899,632 21,643,259 35,570,107 (1,714,399) – (358,808) 3,717,873 112,747,713
TIAA-CREF Real Property Fund LP
a
84,936,878 8,536,638 14,240,083 345,054 – (12,173,799) 7,393,171 67,404,688
$1,469,808,178 $240,882,488 $411,813,159 $(31,625,462) $– $(28,045,999) $50,573,355 $1,227,744,301

Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2020 Fund
Nuveen Funds:
Dividend Growth
$ 125,763,057 $ 22,902,646 $ 39,513,546 $ 4,879,099 $ – $ (5,915,469) $ 1,583,724 $ 106,013,030
Dividend Value
143,856,116 30,981,945 52,708,412 9,777,964 – (16,680,976) 2,622,660 107,316,416
Growth Opportunities ETF
133,643,996 10,028,848 28,134,553 (11,658,131) – 20,357,561 255,978 124,237,721
International Growth
103,294,654 3,806,204 72,044,886 (28,178,372) (25,727,878) 18,850,278 868,947 –
TIAA-CREF Funds:
Core Bond
647,104,258 70,485,004 135,425,280 (22,213,139) – (10,096,616) 21,520,576 549,854,227
Core Plus Bond
403,940,373 35,378,337 77,096,582 (12,226,614) – (9,191,764) 14,903,915 340,803,750
Emerging Markets Debt
63,356,656 9,503,055 19,327,066 (4,795,318) – 711,336 3,834,217 49,448,663
Emerging Markets Equity
59,660,607 31,007,451 22,385,277 (9,696,078) – 6,741,161 593,789 65,327,864
Growth & Income
126,487,695 23,970,047 40,446,242 6,984,499 – (2,486,413) 1,989,741 107,576,356
High-Yield
62,251,339 20,522,628 26,480,638 (3,370,359) – (874,375) 4,098,127 52,048,595
Inflation-Linked Bond
217,793,589 32,135,133 35,874,805 (1,619,416) – (16,879,215) 12,782,995 194,060,570
International Bond
64,521,978 10,193,436 13,414,722 (2,967,991) – (3,661,902) 6,371,786 54,670,799
International Equity
146,844,248 70,618,999 56,686,723 (365,922) – 8,426,943 4,374,517 168,837,545
International Opportunities
103,642,814 16,608,993 38,124,683 (8,459,211) 25,727,878 1,311,538 1,773,592 100,707,329
Large-Cap Growth
133,234,907 18,706,786 39,202,751 50,456 – 11,113,853 884,209 123,903,251
Large-Cap Value
144,031,344 31,058,440 58,106,067 10,596,255 – (14,656,982) 2,587,106 108,177,167
Quant International Small-Cap Equity
69,185,085 7,740,858 17,199,031 (2,088,806) – (4,142,835) 2,291,232 53,495,271
Quant Small/Mid-Cap Equity
41,648,283 20,614,622 26,174,158 2,896,099 – (4,933,216) 618,174 31,157,461
Quant Small-Cap Equity
34,990,119 7,329,532 13,854,248 2,179,059 – (2,422,520) 409,781 26,775,371
Short-Term Bond
218,673,196 41,599,658 62,083,116 (2,930,124) – (606,726) 6,361,273 194,393,763
TIAA-CREF Real Property Fund LP
a
186,054,719 14,263,969 25,512,638 507,298 – (26,599,028) 16,278,887 148,714,320
$3,229,979,033 $529,456,591 $899,795,424 $(72,698,752) $– $(51,635,367) $107,005,226 $2,707,519,469
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2025 Fund
Nuveen Funds:
Dividend Growth
$ 215,677,614 $ 35,860,178 $ 63,887,240 $ 8,078,715 $ – $ (9,722,318) $ 2,730,566 $ 182,375,719
Dividend Value
246,500,459 48,452,993 84,486,614 14,904,632 – (26,729,219) 4,498,321 185,154,151
Growth Opportunities ETF
229,001,355 17,900,159 48,157,389 (19,981,442) – 35,139,883 443,152 213,902,566
International Growth
177,036,224 6,062,703 122,870,392 (49,311,779) (44,569,595) 33,652,839 1,498,070 –
TIAA-CREF Funds:
Core Bond
852,085,039 125,549,428 178,676,589 (31,853,738) – (11,205,547) 28,876,832 755,898,593
Core Plus Bond
532,181,504 66,866,074 102,162,774 (19,022,553) – (9,527,152) 19,993,550 468,335,099
Emerging Markets Debt
83,891,036 15,575,336 26,030,194 (6,488,102) – 1,015,767 5,165,959 67,963,843
Emerging Markets Equity
102,485,410 57,328,847 42,502,381 (18,502,544) – 13,431,291 1,012,788 112,240,623
Growth & Income
216,825,616 35,988,922 63,914,054 9,748,092 – (1,980,421) 3,449,668 184,641,583
High-Yield
81,911,293 32,085,983 36,316,621 (4,679,553) – (1,015,688) 5,567,244 71,985,414
Inflation-Linked Bond
223,149,075 42,280,137 37,936,660 (3,278,041) – (15,850,759) 13,213,093 206,814,659
International Bond
85,053,333 16,990,424 18,196,640 (4,027,309) – (4,746,006) 8,479,626 75,073,802
International Equity
251,935,833 120,246,508 95,744,379 (3,256,925) – 17,171,507 7,486,477 290,352,544
International Opportunities
176,996,684 28,959,635 64,812,291 (15,694,188) 44,569,595 3,162,962 3,049,134 173,182,397
Large-Cap Growth
228,405,525 27,218,787 62,079,936 (7,967,455) – 27,447,061 1,539,067 213,023,982
Large-Cap Value
246,833,985 43,358,306 89,391,207 16,793,775 – (23,646,846) 4,407,899 185,862,100
Quant International Small-Cap Equity
118,945,621 12,192,347 28,348,533 (4,600,714) – (6,152,954) 3,942,650 92,035,767
Quant Small/Mid-Cap Equity
71,474,541 31,314,354 40,965,228 4,251,756 – (7,706,885) 1,013,117 53,625,326
Quant Small-Cap Equity
59,977,699 11,048,825 22,118,105 3,113,480 – (3,448,904) 701,292 46,097,362
Short-Term Bond
223,603,650 50,435,398 62,928,704 (3,327,655) – (333,954) 6,632,725 207,178,682
TIAA-CREF Real Property Fund LP
a
269,547,721 13,582,683 24,747,667 190,481 – (38,395,314) 23,759,305 220,177,904
$4,693,519,217 $839,298,027 $1,316,273,598 $(134,911,067) $– $(29,440,657) $147,460,535 $4,005,922,116

Notes to Financial Statements
(continued)

Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2030 Fund
Nuveen Funds:
Dividend Growth
$ 282,876,971 $ 46,117,489 $ 75,717,460 $ 10,251,132 $ – $ (12,319,067) $ 3,617,011 $ 246,337,191
Dividend Value
319,204,792 55,420,336 91,641,543 16,817,678 – (32,675,600) 5,951,696 249,300,842
Growth Opportunities ETF
296,501,552 26,932,014 55,805,352 (23,161,050) – 44,139,485 593,143 288,606,649
International Growth
228,619,103 8,262,809 158,958,489 (65,638,860) (57,173,773) 44,889,210 1,922,274 –
TIAA-CREF Funds:
Core Bond
793,610,673 163,695,803 180,691,110 (32,938,454) – (7,770,841) 27,416,436 735,906,071
Core Plus Bond
496,276,776 87,589,527 101,289,046 (19,651,481) – (7,296,473) 18,953,075 455,629,303
Emerging Markets Debt
79,301,376 17,723,456 25,732,010 (6,429,451) – 1,234,229 4,977,081 66,097,600
Emerging Markets Equity
132,972,286 76,902,581 51,791,090 (24,531,134) – 17,967,661 1,328,126 151,520,304
Growth & Income
280,673,465 45,971,973 71,740,883 9,880,784 – 948,249 4,571,032 249,691,089
High-Yield
76,505,482 38,677,682 39,111,647 (4,486,316) – (1,114,821) 5,451,775 70,470,380
Inflation-Linked Bond
141,484,431 39,328,217 23,671,812 (2,197,598) – (10,170,870) 8,587,513 143,737,020
International Bond
79,557,336 18,927,566 16,906,261 (3,741,228) – (4,544,204) 8,009,266 73,293,209
International Equity
327,486,418 155,277,000 109,349,972 (8,463,380) – 27,039,845 9,939,654 391,989,911
International Opportunities
228,827,843 36,033,697 72,551,794 (19,529,580) 57,173,773 3,893,581 4,011,474 233,847,520
Large-Cap Growth
295,523,991 37,533,512 72,191,619 (16,746,917) – 43,603,684 2,066,195 287,722,651
Large-Cap Value
319,633,182 53,276,510 102,322,110 17,614,550 – (26,696,676) 5,818,117 250,832,621
Quant International Small-Cap Equity
154,771,852 17,593,371 34,174,678 (7,055,966) – (6,946,550) 5,214,171 124,188,029
Quant Small/Mid-Cap Equity
92,914,131 34,808,127 44,736,359 4,235,561 – (8,820,661) 1,287,952 72,370,869
Quant Small-Cap Equity
77,757,060 13,258,559 24,974,263 3,363,721 – (3,932,962) 929,154 62,192,106
Short-Term Bond
141,863,168 42,297,528 37,523,124 (2,192,064) – (154,543) 4,407,235 144,111,178
TIAA-CREF Real Property Fund LP
a
294,282,643 12,249,721 13,673,209 (485,197) – (42,175,326) 26,255,312 250,198,632
$5,140,644,531 $1,027,877,478 $1,404,553,831 $(175,085,250) $– $19,097,350 $151,307,692 $4,548,043,175
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2035 Fund
Nuveen Funds:
Dividend Growth
$ 336,190,612 $ 62,204,519 $ 85,077,669 $ 12,348,243 $ – $ (13,551,728) $ 4,405,889 $ 306,054,159
Dividend Value
379,461,663 74,724,161 103,841,746 18,833,235 – (37,354,455) 7,229,484 309,935,108
Growth Opportunities ETF
352,637,486 43,697,500 65,873,972 (27,604,611) – 55,259,778 737,833 358,116,181
International Growth
271,861,625 10,301,592 188,093,848 (78,246,823) (69,891,747) 54,069,201 2,347,422 –
TIAA-CREF Funds:
Core Bond
676,130,315 173,322,995 215,358,290 (39,523,361) – 3,715,595 22,133,316 598,287,254
Core Plus Bond
423,043,167 93,348,547 122,206,203 (23,719,744) – (7,619) 15,319,288 370,458,148
Emerging Markets Debt
68,823,108 16,369,215 26,502,384 (6,649,175) – 1,691,943 4,212,851 53,732,707
Emerging Markets Equity
158,333,556 100,475,540 63,770,683 (30,500,643) – 23,253,280 1,638,845 187,791,050
Growth & Income
333,818,925 63,060,697 81,274,204 11,094,294 – 3,216,064 5,577,606 310,018,073
High-Yield
65,286,209 38,004,878 41,029,429 (4,875,339) – (258,749) 4,653,906 57,127,570
Inflation-Linked Bond
39,943,822 25,394,787 6,407,606 (716,032) – (2,946,746) 2,627,586 54,920,887
International Bond
67,826,189 18,781,296 20,000,881 (4,571,832) – (2,479,979) 6,561,463 59,554,793
International Equity
390,545,112 201,554,125 130,067,641 (11,555,634) – 36,655,304 12,237,329 487,131,266
International Opportunities
272,155,637 47,168,072 80,672,132 (22,893,770) 69,891,747 4,893,743 4,941,126 290,543,297
Large-Cap Growth
351,434,534 51,506,854 80,750,671 (21,608,900) – 56,433,699 2,578,839 357,015,516
Large-Cap Value
380,522,146 64,530,140 110,835,737 19,682,844 – (29,644,938) 7,148,324 311,141,469
Quant International Small-Cap Equity
184,225,334 26,906,246 41,120,801 (8,877,741) – (7,141,192) 6,448,645 153,991,846
Quant Small/Mid-Cap Equity
110,773,008 37,429,741 45,870,411 4,798,192 – (9,992,449) 1,531,971 89,965,707
Quant Small-Cap Equity
92,573,043 16,282,044 26,545,873 3,559,417 – (4,120,953) 1,145,988 77,702,224
Short-Term Bond
40,037,261 24,160,374 8,437,939 (508,235) – (170,270) 1,475,642 55,020,877
TIAA-CREF Real Property Fund LP
a
302,335,381 11,561,643 8,180,976 (161,744) – (43,952,402) 26,997,044 261,601,902
$5,297,958,133 $1,200,784,966 $1,551,919,096 $(211,697,359) $– $87,567,127 $141,950,397 $4,750,110,034

Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2040 Fund
Nuveen Funds:
Dividend Growth
$ 450,114,292 $ 86,982,465 $ 99,583,314 $ 15,596,659 $ – $ (16,597,843) $ 6,055,319 $ 427,936,876
Dividend Value
507,335,589 103,833,720 121,500,586 25,660,777 – (51,067,316) 9,934,121 433,674,816
Growth Opportunities ETF
470,732,112 65,320,999 75,135,752 (31,418,231) – 72,407,206 1,039,282 501,906,334
International Growth
363,042,368 14,492,241 251,224,764 (105,372,977) (94,036,600) 73,099,732 3,157,588 –
TIAA-CREF Funds:
Core Bond
546,707,380 183,147,148 254,943,338 (47,219,951) – 16,500,496 16,598,765 444,191,735
Core Plus Bond
343,601,807 92,897,301 141,202,959 (28,330,690) – 7,891,085 11,531,865 274,856,544
Emerging Markets Debt
58,594,183 16,901,728 30,959,353 (7,289,097) – 2,576,179 3,523,567 39,823,640
Emerging Markets Equity
211,121,918 137,665,516 76,855,343 (37,202,623) – 28,247,321 2,292,660 262,976,789
Growth & Income
446,330,002 91,942,956 97,482,863 15,439,853 – 5,732,989 7,681,565 433,991,233
High-Yield
53,121,583 44,143,462 49,589,738 (3,891,134) – (974,521) 4,016,595 42,809,652
International Bond
55,125,845 18,639,531 23,735,947 (5,391,092) – (442,040) 5,111,164 44,196,296
International Equity
523,546,057 279,995,682 158,527,326 (16,841,000) – 53,540,497 17,173,086 681,713,910
International Opportunities
363,440,893 68,405,267 96,323,114 (29,512,181) 94,036,600 6,504,057 6,745,586 406,551,522
Large-Cap Growth
469,219,743 77,579,216 97,422,855 (28,288,271) – 78,621,661 3,635,339 499,709,494
Large-Cap Value
508,448,418 92,535,823 133,535,737 23,801,497 – (37,263,139) 9,988,430 435,663,948
Quant International Small-Cap Equity
245,989,860 41,758,696 51,224,347 (11,483,023) – (9,486,369) 9,035,438 215,554,817
Quant Small/Mid-Cap Equity
147,236,834 48,209,305 52,666,822 6,315,033 – (13,406,831) 2,089,129 125,906,638
Quant Small-Cap Equity
123,898,184 22,677,619 31,457,281 4,328,104 – (5,187,750) 1,605,324 108,591,918
TIAA-CREF Real Property Fund LP
a
355,204,775 25,700,921 14,087,190 (662,170) – (52,206,864) 32,101,868 313,949,472
$6,242,811,843 $1,512,829,596 $1,857,458,629 $(261,760,517) $– $158,488,550 $153,316,691 $5,694,005,634
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2045 Fund
Nuveen Funds:
Dividend Growth
$ 337,040,174 $ 61,124,881 $ 64,444,261 $ 11,070,053 $ – $ (12,680,168) $ 4,551,822 $ 325,722,413
Dividend Value
379,742,946 73,704,460 81,511,583 18,699,299 – (38,972,962) 7,437,300 329,063,416
Growth Opportunities ETF
352,196,264 46,251,353 48,691,307 (20,714,735) – 50,990,411 771,006 380,031,986
International Growth
271,590,528 11,360,716 190,184,153 (80,491,412) (67,271,709) 54,996,030 2,277,536 –
TIAA-CREF Funds:
Core Bond
166,526,213 104,608,160 107,931,777 (18,759,624) – 9,052,447 5,317,551 153,495,419
Core Plus Bond
106,541,209 50,934,066 56,171,836 (10,929,200) – 4,334,814 3,718,210 94,709,053
Emerging Markets Debt
21,300,669 9,805,135 15,657,126 (2,840,703) – 1,106,173 1,398,548 13,714,148
Emerging Markets Equity
157,914,642 104,443,395 55,799,153 (22,607,766) – 15,428,471 1,696,950 199,379,589
Growth & Income
334,073,777 64,454,657 64,170,324 9,974,730 – 4,966,219 5,755,510 328,478,709
High-Yield
16,387,435 28,792,835 28,081,990 (1,433,877) – (592,631) 1,783,665 15,071,772
International Bond
17,017,883 10,031,393 9,961,536 (2,239,703) – 383,744 1,626,739 15,231,781
International Equity
392,801,887 201,604,537 103,636,200 (14,844,147) – 40,298,451 12,746,763 516,224,527
International Opportunities
272,303,921 50,090,983 64,137,345 (21,022,541) 67,271,709 3,773,936 4,965,278 308,280,663
Large-Cap Growth
352,391,906 53,477,353 64,886,910 (19,939,041) – 56,831,867 2,708,955 377,875,175
Large-Cap Value
380,523,753 59,437,994 85,977,129 15,650,823 – (26,720,261) 7,382,766 329,372,131
Quant International Small-Cap Equity
184,057,436 29,804,440 34,590,903 (8,893,240) – (7,372,233) 6,681,960 163,005,500
Quant Small/Mid-Cap Equity
110,438,385 32,545,155 34,900,145 4,117,646 – (9,659,624) 1,525,306 95,400,240
Quant Small-Cap Equity
92,745,776 15,468,913 20,774,283 3,065,661 – (3,985,460) 1,189,136 82,322,838
TIAA-CREF Real Property Fund LP
a
237,218,197 30,696,317 14,071,151 (622,827) – (35,529,157) 21,765,676 217,691,379
$4,182,813,001 $1,038,636,743 $1,145,579,112 $(162,760,604) $– $106,650,067 $95,300,677 $3,945,070,739

Notes to Financial Statements
(continued)

Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2050 Fund
Nuveen Funds:
Dividend Growth
$ 263,856,041 $ 51,306,045 $ 45,279,956 $ 7,824,706 $ – $ (9,450,197) $ 3,621,508 $ 263,178,957
Dividend Value
297,670,495 58,353,048 56,088,521 14,822,976 – (31,366,150) 5,913,352 265,435,660
Growth Opportunities ETF
275,816,956 35,853,650 29,364,503 (12,661,896) – 36,893,074 612,867 306,537,281
International Growth
212,627,717 9,429,895 149,978,954 (64,555,404) (51,417,565) 43,894,311 1,750,406 –
TIAA-CREF Funds:
Core Bond
55,158,833 66,320,963 55,733,969 (6,606,325) – 3,574,015 1,942,294 62,713,517
Core Plus Bond
36,991,318 28,437,029 24,196,807 (3,576,200) – 1,381,523 1,377,070 39,036,863
Emerging Markets Debt
9,724,323 6,747,425 10,078,649 (1,293,853) – 563,568 710,612 5,662,814
Emerging Markets Equity
123,949,865 81,552,819 38,709,188 (17,801,687) – 12,096,144 1,351,914 161,087,953
Growth & Income
261,735,853 50,465,616 42,505,826 7,738,566 – 4,084,185 4,570,081 264,956,947
High-Yield
5,684,576 21,303,209 19,233,298 (730,152) – (322,217) 1,028,214 6,702,118
International Bond
5,847,676 6,061,617 4,996,754 (947,762) – 330,163 564,996 6,294,940
International Equity
307,121,967 159,973,251 70,317,493 (12,587,393) – 32,314,160 10,125,267 416,504,492
International Opportunities
213,640,293 43,127,676 46,301,036 (16,396,522) 51,417,565 3,265,860 3,894,754 248,753,836
Large-Cap Growth
276,448,661 46,619,610 47,319,948 (15,536,826) – 45,138,481 2,154,995 305,349,978
Large-Cap Value
297,930,591 47,893,084 59,395,055 9,570,145 – (19,157,319) 5,858,973 266,093,664
Quant International Small-Cap Equity
143,939,577 23,272,346 22,913,536 (6,537,378) – (6,372,830) 5,304,921 131,388,179
Quant Small/Mid-Cap Equity
86,546,958 25,338,863 24,686,193 2,928,460 – (7,448,714) 1,204,689 77,039,261
Quant Small-Cap Equity
72,652,138 11,770,452 13,733,033 1,999,632 – (2,926,042) 944,084 66,430,438
TIAA-CREF Real Property Fund LP
a
176,913,185 29,468,408 9,640,961 (523,612) – (27,180,528) 16,495,016 169,036,492
$3,124,257,023 $803,295,006 $770,473,680 $(114,870,525) $– $79,311,487 $69,426,013 $3,062,203,390
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2055 Fund
Nuveen Funds:
Dividend Growth
$ 119,306,325 $ 33,022,379 $ 22,072,470 $ 3,275,227 $ – $ (3,739,092) $ 1,689,549 $ 127,402,299
Dividend Value
134,861,064 34,026,199 23,822,955 6,984,421 – (14,737,497) 2,778,956 128,830,473
Growth Opportunities ETF
125,169,882 23,083,295 12,195,212 (5,360,170) – 17,463,029 288,418 148,160,824
International Growth
96,278,602 5,200,106 68,180,243 (29,475,359) (23,505,555) 19,682,449 815,895 –
TIAA-CREF Funds:
Core Bond
15,402,221 29,178,020 23,287,001 (2,051,021) – 1,158,576 576,617 20,400,795
Core Plus Bond
10,953,921 12,883,243 10,449,763 (1,363,241) – 680,145 407,471 12,704,305
Emerging Markets Debt
3,536,492 3,230,773 4,673,590 (479,207) – 209,818 275,035 1,824,286
Emerging Markets Equity
56,253,471 41,802,508 17,624,735 (9,192,315) – 6,775,984 637,540 78,014,913
Growth & Income
118,841,676 29,942,324 18,804,084 3,691,333 – 2,382,722 2,137,399 128,243,594
High-Yield
1,671,477 10,138,958 9,100,070 (329,743) – (91,588) 425,150 2,289,034
International Bond
1,706,364 2,349,084 1,862,124 (282,020) – 99,302 162,755 2,010,606
International Equity
139,142,949 83,950,756 31,060,217 (6,268,803) – 16,064,655 4,771,331 201,829,340
International Opportunities
96,948,952 25,699,056 20,459,096 (7,399,216) 23,505,555 2,106,974 1,813,654 120,402,225
Large-Cap Growth
125,377,736 28,775,485 20,642,528 (7,053,700) – 21,691,590 1,015,270 148,148,583
Large-Cap Value
135,072,433 27,743,094 24,692,367 3,792,098 – (8,103,403) 2,756,510 128,755,273
Quant International Small-Cap Equity
65,187,111 14,035,275 9,573,732 (2,906,515) – (2,898,505) 2,495,078 63,843,634
Quant Small/Mid-Cap Equity
39,212,281 13,347,403 10,529,109 1,406,562 – (3,502,539) 566,046 37,284,490
Quant Small-Cap Equity
32,916,502 7,007,006 5,807,018 900,078 – (1,310,330) 446,340 32,130,614
TIAA-CREF Real Property Fund LP
a
79,015,123 18,067,456 3,401,299 (224,788) – (12,683,150) 7,549,013 80,773,342
$1,396,854,582 $443,482,420 $338,237,613 $(52,336,379) $– $41,249,140 $31,608,027 $1,463,048,630

8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2060 Fund
Nuveen Funds:
Dividend Growth
$ 38,189,468 $ 18,248,069 $ 8,944,527 $ 787,801 $ – $ (746,251) $ 576,434 $ 46,718,585
Dividend Value
43,376,576 16,592,807 7,476,741 2,459,833 – (5,052,820) 953,574 46,983,616
Growth Opportunities ETF
40,229,648 13,236,551 4,174,715 (1,831,034) – 6,460,231 98,147 53,920,681
International Growth
30,990,305 2,223,559 21,901,339 (9,695,269) (8,014,966) 6,397,710 284,686 –
TIAA-CREF Funds:
Core Bond
2,028,688 8,659,554 6,649,833 (213,727) – 97,641 98,288 3,922,323
Core Plus Bond
1,711,241 4,475,375 3,647,290 (239,134) – 114,752 61,606 2,414,944
Emerging Markets Debt
873,546 1,252,512 1,654,647 (167,254) – 46,763 58,645 350,920
Emerging Markets Equity
18,086,195 16,619,816 5,533,478 (3,336,929) – 2,616,987 216,241 28,452,591
Growth & Income
38,250,933 14,883,438 6,134,462 1,298,692 – 1,129,814 726,015 46,754,736
High-Yield
269,179 3,509,355 3,202,993 (107,966) – (12,332) 127,149 455,243
International Bond
255,266 837,409 686,090 (46,199) – 18,102 22,169 378,488
International Equity
44,478,938 36,878,379 11,436,680 (2,349,990) – 6,085,553 1,624,209 73,656,200
International Opportunities
31,263,555 13,265,385 7,104,434 (2,703,746) 8,014,966 1,202,085 616,495 43,937,811
Large-Cap Growth
40,300,714 15,398,262 6,898,742 (2,810,753) – 8,216,181 346,817 54,205,662
Large-Cap Value
43,538,712 13,787,650 7,303,938 1,318,519 – (2,624,401) 942,444 46,987,709
Quant International Small-Cap Equity
20,937,017 7,886,192 3,638,639 (1,145,092) – (697,744) 848,994 23,341,734
Quant Small/Mid-Cap Equity
12,598,139 5,757,636 3,157,846 463,565 – (1,161,165) 193,328 13,595,208
Quant Small-Cap Equity
10,575,310 3,429,779 1,622,456 340,370 – (470,060) 152,138 11,715,880
TIAA-CREF Real Property Fund LP
a
24,990,614 9,428,258 912,008 (52,639) – (4,360,780) 2,501,275 29,093,445
$442,944,044 $206,369,986 $112,080,858 $(18,030,952) $– $17,260,266 $10,448,654 $526,885,776
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle 2065 Fund
Nuveen Funds:
Dividend Growth
$ 2,064,345 $ 2,557,997 $ 829,959 $ 3,776 $ – $ 28,854 $ 38,288 $ 3,771,778
Dividend Value
2,353,149 2,717,181 924,015 129,952 – (292,426) 63,985 3,793,442
Growth Opportunities ETF
2,176,555 2,305,048 556,330 (235,818) – 652,156 6,186 4,341,611
International Growth
1,686,149 293,301 1,272,730 (445,542) (474,257) 213,079 18,332 –
TIAA-CREF Funds:
Core Bond
162 144,692 103,475 (497) – 118 2,936 41,000
Core Plus Bond
2,746 84,254 61,285 (359) – 40 213 25,396
Emerging Markets Debt
2,595 9,103 7,735 (392) – 104 142 3,675
Emerging Markets Equity
977,233 2,089,490 717,940 (260,220) – 224,287 13,917 2,312,850
Growth & Income
2,070,204 2,407,339 763,456 9,614 – 220,346 47,176 3,771,390
High-Yield
256 270,118 260,660 (5,887) – 52 7,710 3,879
International Bond
238 10,823 6,990 (27) – 21 82 4,065
International Equity
2,401,741 4,758,842 1,506,078 (204,523) – 516,198 104,383 5,966,180
International Opportunities
1,693,189 2,368,636 951,041 (254,098) 474,257 232,881 40,159 3,563,824
Large-Cap Growth
2,182,286 2,910,922 1,154,516 (476,326) – 929,044 22,843 4,391,410
Large-Cap Value
2,357,093 2,508,635 900,812 54,547 – (111,707) 60,700 3,796,407
Quant International Small-Cap Equity
1,135,387 1,329,973 477,265 (107,200) – 11,811 54,672 1,892,706
Quant Small/Mid-Cap Equity
682,065 858,683 337,172 6,837 – (52,704) 12,409 1,099,613
Quant Small-Cap Equity
572,519 633,496 217,960 5,159 – (14,755) 9,778 943,942
TIAA-CREF Real Property Fund LP
a
1,334,216 1,484,171 196,570 (10,873) – (288,936) 153,217 2,322,008
$23,692,128 $29,742,704 $11,245,989 $(1,791,877) $– $2,268,463 $657,128 $42,045,176
a Restricted security

Notes to Financial Statements
(continued)

9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.

Important Tax Information
(Unaudited)

As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
12.1
Lifecycle Retirement Income $ 14,112,422
12.2
Lifecycle 2010 29,158,365
12.3
Lifecycle 2015 45,111,498
12.4
Lifecycle 2020 107,977,277
12.5
Lifecycle 2025 181,293,762
12.6
Lifecycle 2030 223,672,262
12.7
Lifecycle 2035 260,383,909
12.8
Lifecycle 2040 343,941,755
12.9
Lifecycle 2045 245,683,071
13.01
Lifecycle 2050 184,213,360
13.1
Lifecycle 2055 78,783,341
13.2
Lifecycle 2060 22,421,673
13.3
Lifecycle 2065 469,466
Fund Percentage
12.1
Lifecycle Retirement Income 10 .3%
12.2
Lifecycle 2010 8 .6
12.3
Lifecycle 2015 10 .9
12.4
Lifecycle 2020 13 .2
12.5
Lifecycle 2025 16 .6
12.6
Lifecycle 2030 21 .7
12.7
Lifecycle 2035 29 .0
12.8
Lifecycle 2040 38 .3
12.9
Lifecycle 2045 44 .8
13.01
Lifecycle 2050 47 .5
13.1
Lifecycle 2055 45 .7
13.2
Lifecycle 2060 45 .3
13.3
Lifecycle 2065 47 .6
Fund Percentage
12.1
Lifecycle Retirement Income 19 .3%
12.2
Lifecycle 2010 16 .0
12.3
Lifecycle 2015 20 .3
12.4
Lifecycle 2020 24 .5
12.5
Lifecycle 2025 30 .7
12.6
Lifecycle 2030 40 .2
12.7
Lifecycle 2035 53 .8
12.8
Lifecycle 2040 72 .1
12.9
Lifecycle 2045 84 .0
13.01
Lifecycle 2050 89 .2
13.1
Lifecycle 2055 86 .3
13.2
Lifecycle 2060 86 .1
13.3
Lifecycle 2065 92 .3

Important Tax Information
(Unaudited) (continued)

Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
12.1
Lifecycle Retirement Income $ 1,074,748 $ 0.02520 $ 232,485 $ 0.00545
12.2
Lifecycle 2010 1,952,626 0.02306 432,078 0.00510
12.3
Lifecycle 2015 3,081,254 0.02289 679,311 0.00505
12.4
Lifecycle 2020 7,669,606 0.02658 1,698,665 0.00589
12.5
Lifecycle 2025 13,077,362 0.03155 2,887,497 0.00697
12.6
Lifecycle 2030 17,246,941 0.03706 3,732,190 0.00802
12.7
Lifecycle 2035 22,842,623 0.04771 2,835,379 0.00592
12.8
Lifecycle 2040 29,433,690 0.05145 6,141,467 0.01073
12.9
Lifecycle 2045 21,579,151 0.06376 4,579,807 0.01353
13.01
Lifecycle 2050 17,030,758 0.06639 3,597,344 0.01402
13.1
Lifecycle 2055 8,007,431 0.07735 1,676,244 0.01619
13.2
Lifecycle 2060 2,729,696 0.06315 558,450 0.01292
13.3
Lifecycle 2065 190,065 0.04747 27,600 0.00689

Additional Fund Information
(Unaudited)
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifecycle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
TIAA-CREF Real Property Fund LP
Financial statements of the TIAA-CREF Real Property Fund LP, in which the Lifecycle Funds invest, have been filed as an exhibit to the Funds’ Form N-CSR filing, which is available on EDGAR at the SEC’s website, sec.gov.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifecycle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

May 31, 2023
Trustees and Officers
(Unaudited)
124
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Trustees and Officers
(Unaudited) (continued)
May 31, 2023
126
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the
TIAA-CREF Lifecycle Funds (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under
Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each
Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust,
College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’
investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis;
responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below.
The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF
Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’
peers do not have a similar fee structure.
The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the
Funds. The Board also noted Advisors’ waiver of 0.10% of each Fund’s management fee since inception, which will continue through at least September 30, 2025. The Board also considered that Advisors had agreed to additional waivers of the Funds’ fees, which will continue through at least September 30, 2023. Additionally, with respect to the Lifecycle 2025-2045 Funds, Advisors has agreed to increase their contractual waivers to effect a decrease in their net expense ratios by 1 basis point starting October 1, 2024, and with respect to the Lifecycle 2010-2050 Funds, Advisors has agreed to increase their contractual waivers to effect a decrease in their net expense ratios by 1 basis point starting October 1, 2025. For reference, one basis point equals 0.01%. The Board also acknowledged Advisors’ commitment to waive fees and/or reimburse Fund expenses to the extent that total expenses, including expenses attributable to the Underlying Funds, exceed certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2022.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because
Advisors operated each Fund at a loss, and has waived 0.10% of its management fees for the Funds since inception, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors provides similar investment management services to other investment companies. The
Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF
Life Balanced Fund, with annual contractual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF
Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle Index Funds, which have the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the
Funds add scale to the TIAA-CREF Underlying Funds or other affiliated underlying funds. Also, Advisors and its affiliates earn fees on the Funds’ investments in other underlying affiliated products, such as other TIAA-CREF Funds, Nuveen Funds and the TIAA-CREF
Real Property Fund. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and
Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2022.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
Lifecycle Retirement Income Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.200%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.027% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio was in the 1st quintile of the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), while the Fund’s actual management fee rate (including the waiver) and contractual management fee rate each ranked 1 out of 5 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 1st quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
The Fund was in the 2nd, 2nd, 3rd and 1st quintiles within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was in the
3rd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2010 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.230%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.023% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and actual management fee rate (including the waiver) were in the 2nd and 3rd quintile of its
Expense Group, respectively, while the Fund’s contractual management fee rate ranked 2 out of 4 funds within its Expense Group.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
The Fund was in the 2nd, 3rd and 3rd quintiles and ranked 1 out of 3 funds within its Performance Group for the one-, three-, five-
and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2015 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.240%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.028% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio was in the 1st quintile of its Expense Group, while the Fund’s actual management fee rate
(including the waiver) and contractual management fee rate each ranked 2 out of 4 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 1st, 3rd and 2nd quintiles and ranked 1 out of 3 funds within its Performance Group for the one-, three-, five-
and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2020 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.240%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.030% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio was in the 2nd quintile of its Expense Group, while the Fund’s actual management fee rate
(including the waiver) ranked 3 out of 5 funds and contractual management fee rate ranked 2 out of 5 funds within its Expense
Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 1st, 3rd and 3rd quintiles and ranked 1 out of 3 funds within its Performance Group for the one-, three-, five-
and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2025 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.240%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.032% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.

The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 2nd quintile of its Expense
Group, while its contractual management fee rate was in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2030 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.240%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.044% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and actual management fee rate (including the waiver) were each in the 2nd quintile of its Expense
Group, while its contractual management fee rate was in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 3rd, 4th and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2035 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.230%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.056% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 3rd, 4th and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Lifecycle 2040 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.220%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.076% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 4th, 5th and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2045 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.210%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.075% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 2nd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2050 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.200%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.085% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.

The Fund was in the 2nd, 3rd, 3rd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2055 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.190%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.085% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee (including the waiver) was in the 2nd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its
Expense Universe, respectively.
The Fund was in the 2nd, 2nd, 4th and 1st quintiles within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 3rd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle 2060 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.160%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.085% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio and contractual management fee rate were each in the 1st quintile of its Expense Group, while its actual management fee rate (including the waiver) was in the 3rd quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 1st and 4th quintiles of its Performance Group for the one-, three- and five-year periods, respectively.
The Fund was in the 2nd, 1st and 3rd quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.

Approval of Investment Management Agreement
(continued)
(Unaudited)
Lifecycle 2065 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022, the Fund’s effective management fee rate was 0.00%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.096% ending September
30, 2023, and a voluntary management fee rate waiver of 0.10% ending September 30, 2024, as well as the effect of a voluntary waiver on the Fund’s other expenses by Advisors. The voluntary management fee rate waiver of 0.10% subsequently has been extended by Advisors through September 30, 2025.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio and actual management fee rate (including the waiver)
were each in the 1st quintile of its Expense Universe, while the contractual management fee rate was in the 2nd quintile of its
Expense Universe.
The Fund was in the 2nd quintile of its Performance Group and its Performance Universe for both the one-year and since inception periods.
The Fund is too new to have an Overall Morningstar Rating.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)

Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2923419
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A11067 (7/23)

Lifecycle Index Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
May 31, 2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
14.1
TIAA-CREF Lifecycle Index Retirement Income Fund TRILX TLIHX TLIPX TRCIX
14.2
TIAA-CREF Lifecycle Index 2010 Fund TLTIX TLTHX TLTPX TLTRX
14.3
TIAA-CREF Lifecycle Index 2015 Fund TLFIX TLFAX TLFPX TLGRX
14.4
TIAA-CREF Lifecycle Index 2020 Fund TLWIX TLWHX TLWPX TLWRX
14.5
TIAA-CREF Lifecycle Index 2025 Fund TLQIX TLQHX TLVPX TLQRX
14.6
TIAA-CREF Lifecycle Index 2030 Fund TLHIX TLHHX TLHPX TLHRX
14.7
TIAA-CREF Lifecycle Index 2035 Fund TLYIX TLYHX TLYPX TLYRX
14.8
TIAA-CREF Lifecycle Index 2040 Fund TLZIX TLZHX TLPRX TLZRX
14.9
TIAA-CREF Lifecycle Index 2045 Fund TLXIX TLMHX TLMPX TLMRX
15.01
TIAA-CREF Lifecycle Index 2050 Fund TLLIX TLLHX TLLPX TLLRX
15.1
TIAA-CREF Lifecycle Index 2055 Fund TTIIX TTIHX TTIPX TTIRX
15.2
TIAA-CREF Lifecycle Index 2060 Fund TVIIX TVIHX TVIPX TVITX
15.3
TIAA-CREF Lifecycle Index 2065 Fund TFITX TFIHX TFIPX TFIRX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Investment results of the Lifecycle Index Funds 7
Fund Performance 8
Expense Examples 34
Report of Independent Registered Public Accounting Firm 39
Portfolio of Investments 40
Statement of Assets and Liabilities 54
Statement of Operations 58
Statement of Changes in Net Assets 62
Financial Highlights 68
Notes to Financial Statements 94
Important Tax Information 108
Additional Fund Information 110
Trustees and Officers 111
Approval of Investment Management Agreement 114
Liquidity Risk Management Program 123
Additional Information About Index Providers 124
How to Reach Us Inside Back Cover

3
Letter to Investors
Brad Finkle
Global financial markets posted mixed results for the twelve months ended May
31, 2023. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates on multiple occasions during the period. U.S.
equities advanced as the economy expanded over the last three quarters on the strength of consumer and business spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Foreign stocks registered gains and losses, with international developed markets rising and emerging markets falling. U.S. fixed-income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-
CREF Lifecycle Index Funds by way of their investments in various asset classes through underlying funds.
The majority of TIAA-CREF Lifecycle Index Funds advanced for the period but all underperformed their respective composite benchmarks. (All fund returns are for the Retirement Class.)
Returns for the Retirement Class ranged from −0.7% for the Lifecycle Index
2010 Fund to 1.0% for the Lifecycle Index 2065 Fund.
Stocks and bonds posted mixed results
U.S. equities advanced modestly for the twelve months despite pressure from inflation and rising interest rates, while oil prices fell sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7%
in May 2023. The broad domestic stock market, as represented by the Russell
3000® Index, returned 2.0%. The Fed raised the federal funds target rate to
5.00%–5.25% in May 2023 but indicated that a pause in future increases was possible.
International stocks trailed their U.S. counterparts. The MSCI EAFE+Emerging
Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 24 emerging-markets countries, returned –0.6% in U.S.-dollar terms. The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe. In response, the European Central Bank raised its suite of benchmark interest rates multiple times during the twelve months. Among developing markets, China’s economic growth accelerated as the country’s severe
COVID-19 restrictions were relaxed.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −2.1% for the period.
Staying focused on long-term goals, despite short-term challenges
Today’s financial landscape has certainly given investors a lot to think about.
Inflation and higher interest rates continue to be areas of concern, while market volatility remains unpredictable. However, it’s important to remain patient and stay focused on your long-term goals when challenges such as these arise.
While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-term events can shift your focus away from your long-term objectives. As such, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The
TIAA-CREF Lifecycle Index Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Lifecycle Index Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
For Shareholders of
TIAA-CREF Lifecycle Index Retirement Income Fund
TIAA-CREF Lifecycle Index 2010 Fund
TIAA-CREF Lifecycle Index 2015 Fund
TIAA-CREF Lifecycle Index 2020 Fund
TIAA-CREF Lifecycle Index 2025 Fund
TIAA-CREF Lifecycle Index 2030 Fund
TIAA-CREF Lifecycle Index 2035 Fund
TIAA-CREF Lifecycle Index 2040 Fund
TIAA-CREF Lifecycle Index 2045 Fund
TIAA-CREF Lifecycle Index 2050 Fund
TIAA-CREF Lifecycle Index 2055 Fund
TIAA-CREF Lifecycle Index 2060 Fund
TIAA-CREF Lifecycle Index 2065 Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.

About the Funds’ Benchmarks
6
Composite benchmark
Each Lifecycle Index Fund uses a composite benchmark that represents the general market sectors in which that fund invests. These may include U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. A fund’s composite benchmark combines the following public indexes in proportions that correspond to the fund’s target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI EAFE+EM Index (international equity): An index designed to measure the performance of the leading stocks in
21 developed-markets countries outside North America—in Europe, Australasia and the Far East—and in 24 emerging-
markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income): An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) 1–10 Year Index (inflation-protected assets): An index designed to measure the performance of fixed-income securities with maturities between 1 and 10 years that are adjusted for inflation, as measured by the Consumer Price Index for All Urban Consumers (CPI-U). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The S&P Target Date Index Series represents a broadly derived consensus of asset class exposure for the target retirement dates in the series based on market observations acquired through an annual survey of target-date fund managers. The returns of the S&P Target Date Index Series reflect multi-asset class exposure for the same target dates as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
Investment results of the Lifecycle Index Funds
Performance for the twelve months ended May 31, 2023
Seven of the 13 TIAA-CREF Lifecycle Index Funds posted gains, but all underperformed their respective composite benchmarks.
Returns for the Retirement Class ranged from –0.66% for the 2010 Fund to 1.03% for the 2065 Fund. The performance tables show returns for all share classes of the funds.
Financial markets posted mixed results amid persistent inflation
The U.S. economy expanded during the period, however, the pace of growth slowed at the end of 2022 and beginning of 2023.
Real Gross Domestic Product (GDP), which measures the value of all goods and services produced in the United States, grew by an annualized rate of 3.2% and 2.6% in the third and fourth quarters of 2022, respectively. GDP expanded by 1.3% in the first quarter of 2023, according to the government’s “second” estimate. A strong labor market and solid consumer spending gave the economy a boost, but inflation concerns, and rising interest rates posed challenges. The unemployment rate increased slightly, rising from
3.6% in June 2022 to 3.7% in May 2023. Core inflation, which measures all items except food and energy, rose 5.3% over the twelve months ended May 31, 2023. Crude oil prices declined sharply, falling from more than $115 per barrel at the beginning of the period to $68 on May 31, 2023.
The Federal Reserve responded to elevated inflation levels by raising the federal funds target rate eight times during the period.
Policymakers increased the key short-term interest-rate measure to 5.00−5.25% in May 2023, its highest level since 2007.
Domestic stocks advanced while international equities lost ground for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, rose 2.03%. The MSCI EAFE+Emerging Markets (EM) Index, which measures the performance of leading stocks in 21 developed-markets countries outside North America and 24 emerging-markets countries, returned –0.63% in U.S.-dollar terms.
U.S. investment-grade bonds were hurt by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond
Index, returned −2.14%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, edged higher at
0.22%.
Equity funds posted the largest gains
The Lifecycle Index Funds may invest in up to five sectors of the investment market: U.S. equity (stocks), international equity (foreign stocks), fixed income, short-term fixed income and inflation-protected assets. The Lifecycle Index Funds do this by investing in various underlying funds that are managed to track individual benchmark indexes.
For the twelve months, equity funds recorded the largest gains and contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. The International Equity Index Fund gained the most, followed by the Equity Index Fund. The Emerging Markets Equity Index Fund posted a loss. Among fixed-income funds, the
Inflation-Linked Bond Fund and the Bond Index Fund declined most.
Funds with larger stock exposure performed best
All 13 TIAA-CREF Lifecycle Index Funds produced absolute returns that fell within a relatively narrow range for the twelve-month period.
However, funds with larger equity allocations generally produced better returns. For example, the 2065 Fund, which seeks to invest more than 90% of its assets in equities, posted the largest gain. By contrast, the 2010 Fund, which invests less than 40% of its assets in stocks, recorded the largest decline. (Performance of the Lifecycle Index Funds’ underlying funds can be found at TIAA.org/
performance.)

Lifecycle Index Retirement Income Fund
8
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index Retirement Income Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 -0.40% 4.04% 4.65% 0.22% 0.10%
Advisor Class 12/4/15 -0.45 3.95 4.53
†
0.32 0.20
Premier Class 9/30/09 -0.48 3.88 4.49 0.37 0.25
Retirement Class 9/30/09 -0.60 3.78 4.39 0.47 0.35
Lifecycle Index Retirement Income Fund
Composite Index
‡
– -0.35 4.09 4.72 – –
Broad market index
S&P Target Date Retirement Income Index – 0.19 3.08 3.66 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period .
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index Retirement Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0%
Russell 3000® Index; 14.0% MSCI EAFE + Emerging Markets Index; 10.0% Bloomberg U.S. 1–3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation
Protected Securities (TIPS) 1–10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

9
Lifecycle Index Retirement Income Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 26.08 26.00
International equity 13.77 14.00
Fixed income
Fixed income 40.02 40.00
Short-term fixed income 10.01 10.00
Inflation-protected assets 10.00 10.00
Short-term investments 0.09 –
Other assets & liabilities, net 0.03 –
Total 100.00 100.00

Lifecycle Index 2010 Fund
10
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2010 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 -0.44% 4.02% 4.84% 0.22% 0.10%
Advisor Class 12/4/15 -0.53 3.96 4.74
†
0.31 0.20
Premier Class 9/30/09 -0.60 3.86 4.69 0.37 0.25
Retirement Class 9/30/09 -0.66 3.77 4.58 0.47 0.35
Lifecycle Index 2010 Fund Composite Index
‡
– -0.41 4.07 4.92 – –
Broad market index
S&P Target Date 2010 Index – 0.45 3.63 4.33 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period .
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2010 Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 24.1% Russell 3000®
Index; 13.0% MSCI EAFE + Emerging Markets Index; 12.9% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 10.0% Bloomberg U.S. Treasury Inflation Protected
Securities (TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

11
Lifecycle Index 2010 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 24.22 24.05
International equity 12.78 12.95
Fixed income
Fixed income 40.03 40.00
Short-term fixed income 12.91 13.00
Inflation-protected assets 10.00 10.00
Short-term investments 0.09 –
Other assets & liabilities, net (0.03) –
Total 100.00 100.00

Lifecycle Index 2015 Fund
12
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2015 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 -0.28% 4.32% 5.25% 0.20% 0.10%
Advisor Class 12/4/15 -0.33 4.24 5.15
†
0.30 0.20
Premier Class 9/30/09 -0.45 4.15 5.09 0.36 0.25
Retirement Class 9/30/09 -0.56 4.05 4.99 0.45 0.35
Lifecycle Index 2015 Fund Composite Index
‡
– -0.31 4.36 5.32 – –
Broad market index
S&P Target Date 2015 Index – 0.27 3.87 4.86 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period .
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2015 Fund Composite Index consisted of: 39.6% Bloomberg U.S. Aggregate Bond Index; 27.3% Russell 3000®
Index; 14.7% MSCI EAFE + Emerging Markets Index; 9.2% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 9.2% Bloomberg U.S. Treasury Inflation Protected Securities
(TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

13
Lifecycle Index 2015 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 27.48 27.30
International equity 14.50 14.70
Fixed income
Fixed income 39.61 39.60
Short-term fixed income 9.17 9.20
Inflation-protected assets 9.15 9.20
Short-term investments 0.09 –
Other assets & liabilities, net (0.00) –
Total 100.00 100.00

Lifecycle Index 2020 Fund
14
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2020 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 -0.21% 4.59% 5.73% 0.19% 0.10%
Advisor Class 12/4/15 -0.27 4.49 5.60
†
0.30 0.20
Premier Class 9/30/09 -0.32 4.43 5.57 0.34 0.25
Retirement Class 9/30/09 -0.39 4.34 5.47 0.44 0.35
Lifecycle Index 2020 Fund Composite Index
‡
– -0.17 4.64 5.80 – –
Broad market index
S&P Target Date 2020 Index – 0.18 3.96 5.26 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period .
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2020 Fund Composite Index consisted of: 38.5% Bloomberg U.S. Aggregate Bond Index; 30.6% Russell 3000®
Index; 16.5% MSCI EAFE + Emerging Markets Index; 7.2% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 7.2% Bloomberg U.S. Treasury Inflation Protected Securities
(TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

15
Lifecycle Index 2020 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 30.75 30.55
International equity 16.23 16.45
Fixed income
Fixed income 38.62 38.60
Short-term fixed income 7.17 7.20
Inflation-protected assets 7.16 7.20
Short-term investments 0.08 –
Other assets & liabilities, net (0.01) –
Total 100.00 100.00

Lifecycle Index 2025 Fund
16
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2025 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 -0.01% 5.04% 6.33% 0.18% 0.10%
Advisor Class 12/4/15 -0.06 4.95 6.20
†
0.28 0.20
Premier Class 9/30/09 -0.17 4.90 6.17 0.33 0.25
Retirement Class 9/30/09 -0.23 4.78 6.06 0.43 0.35
Lifecycle Index 2025 Fund Composite Index
‡
– 0.00 5.10 6.39 – –
Broad market index
S&P Target Date 2025 Index – 0.55 4.59 5.91 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2025 Fund Composite Index consisted of: 36.3% Bloomberg U.S. Aggregate Bond Index; 34.6% Russell 3000®
Index; 18.7% MSCI EAFE + Emerging Markets Index; 5.2% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 5.2% Bloomberg U.S. Treasury Inflation Protected Securities
(TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

17
Lifecycle Index 2025 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 34.86 34.58
International equity 18.37 18.62
Fixed income
Fixed income 36.34 36.40
Short-term fixed income 5.16 5.20
Inflation-protected assets 5.15 5.20
Short-term investments 0.06 –
Other assets & liabilities, net 0.06 –
Total 100.00 100.00

Lifecycle Index 2030 Fund
18
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2030 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 0.24% 5.51% 6.93% 0.18% 0.10%
Advisor Class 12/4/15 0.15 5.42 6.79
†
0.28 0.20
Premier Class 9/30/09 0.09 5.36 6.76 0.33 0.25
Retirement Class 9/30/09 -0.02 5.26 6.66 0.43 0.35
Lifecycle Index 2030 Fund Composite Index
‡
– 0.22 5.56 6.99 – –
Broad market index
S&P Target Date 2030 Index – 0.60 5.07 6.48 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2030 Fund Composite Index consisted of: 39.8% Russell 3000® Index; 32.3% Bloomberg U.S. Aggregate Bond
Index; 21.5% MSCI EAFE + Emerging Markets Index; 3.2% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 3.2% Bloomberg U.S. Treasury Inflation Protected Securities
(TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

19
Lifecycle Index 2030 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 40.07 39.78
International equity 21.13 21.42
Fixed income
Fixed income 32.33 32.40
Short-term fixed income 3.16 3.20
Inflation-protected assets 3.15 3.20
Short-term investments 0.07 –
Other assets & liabilities, net 0.09 –
Total 100.00 100.00

Lifecycle Index 2035 Fund
20
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2035 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 0.69% 6.02% 7.52% 0.17% 0.10%
Advisor Class 12/4/15 0.56 5.91 7.40
†
0.27 0.20
Premier Class 9/30/09 0.54 5.85 7.36 0.32 0.25
Retirement Class 9/30/09 0.43 5.75 7.25 0.42 0.35
Lifecycle Index 2035 Fund Composite Index
‡
– 0.69 6.06 7.58 – –
Broad market index
S&P Target Date 2035 Index – 0.55 5.58 7.05 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2035 Fund Composite Index consisted of: 46.1% Russell 3000® Index; 26.7% Bloomberg U.S. Aggregate Bond
Index; 24.8% MSCI EAFE + Emerging Markets Index; 1.2% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 1.2% Bloomberg U.S. Treasury Inflation Protected Securities
(TIPS) 1-10 Year Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

21
Lifecycle Index 2035 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 46.42 46.02
International equity 24.50 24.78
Fixed income
Fixed income 26.66 26.80
Short-term fixed income 1.16 1.20
Inflation-protected assets 1.15 1.20
Short-term investments 0.17 –
Other assets & liabilities, net (0.06) –
Total 100.00 100.00

Lifecycle Index 2040 Fund
22
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2040 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 1.15% 6.53% 8.08% 0.17% 0.10%
Advisor Class 12/4/15 1.05 6.44 7.95
†
0.27 0.20
Premier Class 9/30/09 0.99 6.36 7.92 0.32 0.25
Retirement Class 9/30/09 0.93 6.27 7.81 0.42 0.35
Lifecycle Index 2040 Fund Composite Index
‡
– 1.14 6.57 8.13 – –
Broad market index
S&P Target Date 2040 Index – 0.62 5.97 7.45 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2040 Fund Composite Index consisted of: 52.8% Russell 3000® Index; 28.5% MSCI EAFE + Emerging Markets
Index; and 18.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

23
Lifecycle Index 2040 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 53.14 52.78
International equity 28.03 28.42
Fixed income 18.62 18.80
Short-term investments 0.10 –
Other assets & liabilities, net 0.11 –
Total 100.00 100.00

Lifecycle Index 2045 Fund
24
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2045 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 1.11% 6.97% 8.42% 0.17% 0.10%
Advisor Class 12/4/15 1.05 6.86 8.28
†
0.27 0.20
Premier Class 9/30/09 0.99 6.81 8.26 0.32 0.25
Retirement Class 9/30/09 0.89 6.70 8.15 0.42 0.35
Lifecycle Index 2045 Fund Composite Index
‡
– 1.10 7.01 8.48 – –
Broad market index
S&P Target Date 2045 Index – 0.72 6.21 7.71 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2045 Fund Composite Index consisted of: 57.0% Russell 3000® Index; 30.7% MSCI EAFE + Emerging Markets
Index; and 12.3% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

25
Lifecycle Index 2045 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 57.28 56.94
International equity 30.21 30.66
Fixed income 12.33 12.40
Short-term investments 0.13 –
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle Index 2050 Fund
26
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2050 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 9/30/09 1.07% 7.06% 8.51% 0.17% 0.10%
Advisor Class 12/4/15 0.99 6.97 8.38
†
0.27 0.20
Premier Class 9/30/09 0.96 6.91 8.36 0.32 0.25
Retirement Class 9/30/09 0.82 6.80 8.24 0.42 0.35
Lifecycle Index 2050 Fund Composite Index
‡
– 1.03 7.10 8.57 – –
Broad market index
S&P Target Date 2050 Index – 0.73 6.30 7.91 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2050 Fund Composite Index consisted of: 58.8% Russell 3000® Index; 31.7% MSCI EAFE + Emerging Markets
Index; and 9.5% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

27
Lifecycle Index 2050 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 59.12 58.82
International equity 31.19 31.68
Fixed income 9.49 9.50
Short-term investments 0.15 –
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle Index 2055 Fund
28
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 over 10 years
Retirement Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2055 Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 4/29/11 1.10% 7.12% 8.59% 0.18% 0.10%
Advisor Class 12/4/15 1.02 7.03 8.47
†
0.28 0.20
Premier Class 4/29/11 0.95 6.97 8.43 0.33 0.25
Retirement Class 4/29/11 0.85 6.86 8.32 0.43 0.35
Lifecycle Index 2055 Fund Composite Index
‡
– 1.06 7.17 8.65 – –
Broad market index
S&P Target Date 2055 Index – 0.75 6.35 8.02 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2055 Fund Composite Index consisted of: 59.7% Russell 3000® Index; 32.1% MSCI EAFE + Emerging Markets
Index; and 8.2% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

29
Lifecycle Index 2055 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 59.92 59.64
International equity 31.63 32.11
Fixed income 8.23 8.25
Short-term investments 0.17 –
Other assets & liabilities, net 0.05 –
Total 100.00 100.00

Lifecycle Index 2060 Fund
30
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
Retirement Class (inception September 26, 2014)
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifecycle Index 2060 Fund
Inception date 1 year 5 years since inception gross net
Institutional Class 9/26/14 1.20% 7.20% 7.91% 0.19% 0.10%
Advisor Class 12/4/15 1.05 7.09 7.80
†
0.29 0.20
Premier Class 9/26/14 0.99 7.04 7.74 0.34 0.25
Retirement Class 9/26/14 0.90 6.93 7.64 0.44 0.35
Lifecycle Index 2060 Fund Composite Index
‡
– 1.09 7.24 7.97
§
– –
Broad market index
S&P Target Date 2060 Index – 0.79 6.39 7.30
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Retirement Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Retirement Class.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2060 Fund Composite Index consisted of: 60.4% Russell 3000® Index; 32.6% MSCI EAFE + Emerging Markets
Index; and 7.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.

31
Lifecycle Index 2060 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 60.69 60.45
International equity 32.05 32.55
Fixed income 6.98 7.00
Short-term investments 0.20 –
Other assets & liabilities, net 0.08 –
Total 100.00 100.00

Lifecycle Index 2065 Fund
32
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$10,000 invested at Fund's inception
Retirement Class (inception September 30, 2020)
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return
Average annual
total return Annual operating expenses
*#
Lifecycle Index 2065 Fund
Inception date 1 year since inception gross net
Institutional Class 9/30/20 1.29% 6.91% 0.82% 0.10%
Advisor Class 9/30/20 1.22 6.83 0.90 0.18
Premier Class 9/30/20 1.11 6.76 0.97 0.25
Retirement Class 9/30/20 1.03 6.53 1.07 0.35
Lifecycle Index 2065 Fund Composite Index
‡
– 1.12 6.89
§
– –
Broad market index
S&P Target Date 2065+ Index – 0.75 7.33
§
– –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual waiver or reimbursement of various expenses. The expense reimbursement and certain waivers will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees.
Without these reimbursements and waivers, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on May 31, 2023, the Lifecycle Index 2065 Fund Composite Index consisted of: 61.3% Russell 3000® Index; 33.0% MSCI EAFE + Emerging Markets
Index; and 5.7% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.
§
Performance is calculated from the inception date of the Retirement Class.

33
Lifecycle Index 2065 Fund
continued
continued
Asset allocation Target allocation
June 30, 2023
% of net
assets as of
5/31/2023
% of target
allocation for
6/30/2023
Equity
U.S. equity 61.29 61.26
International equity 32.45 32.99
Fixed income 5.72 5.75
Short-term investments 0.42 –
Other assets & liabilities, net 0.12 –
Total 100.00 100.00

Expense Examples
34
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( December 1, 2022 – May 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
14.1
Lifecycle Index Retirement Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.09 $1,021.57 $1,021.33 $1,020.85
Expenses incurred during the period*
$0.50 $0.94 $1.25 $1.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,024.00 $1,023.69 $1,023.20
Expenses incurred during the period*
$0.50 $0.94 $1.25 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

35
14.2
Lifecycle Index 2010 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.38 $1,021.07 $1,020.47 $1,020.08
Expenses incurred during the period*
$0.49 $0.97 $1.25 $1.75
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,023.97 $1,023.69 $1,023.19
Expenses incurred during the period*
$0.50 $0.97 $1.25 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.3
Lifecycle Index 2015 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,021.73 $1,021.86 $1,020.76 $1,020.97
Expenses incurred during the period*
$0.50 $0.98 $1.25 $1.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,023.96 $1,023.69 $1,023.19
Expenses incurred during the period*
$0.50 $0.98 $1.25 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.19% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.4
Lifecycle Index 2020 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.35 $1,021.77 $1,021.37 $1,021.36
Expenses incurred during the period*
$0.50 $1.02 $1.26 $1.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,023.92 $1,023.69 $1,023.19
Expenses incurred during the period*
$0.50 $1.02 $1.26 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
36
14.5
Lifecycle Index 2025 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,022.82 $1,022.90 $1,021.81 $1,021.84
Expenses incurred during the period*
$0.50 $1.01 $1.26 $1.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.44 $1,023.94 $1,023.69 $1,023.19
Expenses incurred during the period*
$0.50 $1.01 $1.26 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.6
Lifecycle Index 2030 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.63 $1,023.17 $1,022.64 $1,022.58
Expenses incurred during the period*
$0.50 $1.01 $1.26 $1.76
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.69 $1,023.19
Expenses incurred during the period*
$0.50 $1.01 $1.26 $1.76
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.7
Lifecycle Index 2035 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.55 $1,024.10 $1,023.54 $1,022.98
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

37
14.8
Lifecycle Index 2040 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.70 $1,025.18 $1,024.64 $1,024.49
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
14.9
Lifecycle Index 2045 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.61 $1,025.52 $1,024.96 $1,024.44
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.01 $1.26 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.01
Lifecycle Index 2050 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,025.92 $1,025.48 $1,025.64 $1,024.75
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.02 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Expense Examples
(continued)
38
15.1
Lifecycle Index 2055 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,026.40 $1,025.54 $1,025.37 $1,024.98
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.2
Lifecycle Index 2060 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,026.10 $1,025.21 $1,025.35 $1,025.11
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.78
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.93 $1,023.68 $1,023.18
Expenses incurred during the period*
$0.51 $1.01 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
15.3
Lifecycle Index 2065 Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,027.28 $1,026.76 $1,026.63 $1,025.74
Expenses incurred during the period*
$0.51 $0.92 $1.28 $1.77
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,024.02 $1,023.67 $1,023.18
Expenses incurred during the period*
$0.51 $0.92 $1.27 $1.77
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.18% for Advisor Class, 0.25% for Premier Class and 0.35% for Retirement Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.

Report of Independent Registered Public Accounting Firm
39
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifecycle Index Retirement Income Fund, TIAA-CREF
Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index
2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index 2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-
CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle
Index 2060 Fund, and TIAA-CREF Lifecycle Index 2065 Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF
Lifecycle Index Retirement Income Fund, TIAA-CREF Lifecycle Index 2010 Fund, TIAA-CREF Lifecycle Index 2015 Fund, TIAA-CREF
Lifecycle Index 2020 Fund, TIAA-CREF Lifecycle Index 2025 Fund, TIAA-CREF Lifecycle Index 2030 Fund, TIAA-CREF Lifecycle Index
2035 Fund, TIAA-CREF Lifecycle Index 2040 Fund, TIAA-CREF Lifecycle Index 2045 Fund, TIAA-CREF Lifecycle Index 2050 Fund, TIAA-
CREF Lifecycle Index 2055 Fund, TIAA-CREF Lifecycle Index 2060 Fund, and TIAA-CREF Lifecycle Index 2065 Fund (thirteen of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the "Funds") as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended
May 31, 2023, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023, and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the transfer agent, broker and custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
July 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds investment company group since 2005.

Lifecycle Index Retirement Income Fund May 31, 2023
Portfolio of Investments
40
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.0%
25,738,283
TIAA-CREF Bond Index Fund $ 246,572,754
TOTAL FIXED INCOME 246,572,754
INFLATION-PROTECTED ASSETS—10.0%
5,794,006
TIAA-CREF Inflation-Linked Bond Fund 61,590,283
TOTAL INFLATION-PROTECTED ASSETS 61,590,283
INTERNATIONAL EQUITY—13.8%
2,568,701
TIAA-CREF Emerging Markets Equity Index Fund 25,532,887
2,892,523
TIAA-CREF International Equity Index Fund 59,296,719
TOTAL INTERNATIONAL EQUITY 84,829,606
SHORT-TERM FIXED INCOME—10.0%
6,473,528
TIAA-CREF Short-Term Bond Index Fund 61,692,720
TOTAL SHORT-TERM FIXED INCOME 61,692,720
U.S. EQUITY—26.1%
5,440,967
TIAA-CREF Equity Index Fund 160,671,766
TOTAL U.S. EQUITY 160,671,766
TOTAL AFFILIATED INVESTMENT COMPANIES 615,357,129
(Cost $570,466,817)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$580,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 580,000
TOTAL REPURCHASE AGREEMENT 580,000
TOTAL SHORT-TERM INVESTMENTS 580,000
(Cost $580,000)
TOTAL INVESTMENTS—100.0% 615,937,129
(Cost $571,046,817)
OTHER ASSETS & LIABILITIES, NET—0.0% 179,183
NET ASSETS—100.0% $ 616,116,312
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $580,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $591,685.

Portfolio of Investments
Lifecycle Index 2010 Fund May 31, 2023
41
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.0%
26,347,711
TIAA-CREF Bond Index Fund $ 252,411,069
TOTAL FIXED INCOME 252,411,069
INFLATION-PROTECTED ASSETS—10.0%
5,934,546
TIAA-CREF Inflation-Linked Bond Fund 63,084,226
TOTAL INFLATION-PROTECTED ASSETS 63,084,226
INTERNATIONAL EQUITY—12.8%
2,439,939
TIAA-CREF Emerging Markets Equity Index Fund 24,252,996
2,749,395
TIAA-CREF International Equity Index Fund 56,362,599
TOTAL INTERNATIONAL EQUITY 80,615,595
SHORT-TERM FIXED INCOME—12.9%
8,542,411
TIAA-CREF Short-Term Bond Index Fund 81,409,173
TOTAL SHORT-TERM FIXED INCOME 81,409,173
U.S. EQUITY—24.2%
5,172,541
TIAA-CREF Equity Index Fund 152,745,142
TOTAL U.S. EQUITY 152,745,142
TOTAL AFFILIATED INVESTMENT COMPANIES 630,265,205
(Cost $556,434,142)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$555,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 555,000
TOTAL REPURCHASE AGREEMENT 555,000
TOTAL SHORT-TERM INVESTMENTS 555,000
(Cost $555,000)
TOTAL INVESTMENTS—100.0% 630,820,205
(Cost $556,989,142)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (192,136)
NET ASSETS—100.0% $ 630,628,069
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $555,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $566,168.

Lifecycle Index 2015 Fund May 31, 2023
Portfolio of Investments
42
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—39.6%
43,086,674
TIAA-CREF Bond Index Fund $ 412,770,335
TOTAL FIXED INCOME 412,770,335
INFLATION-PROTECTED ASSETS—9.1%
8,973,189
TIAA-CREF Inflation-Linked Bond Fund 95,385,002
TOTAL INFLATION-PROTECTED ASSETS 95,385,002
INTERNATIONAL EQUITY—14.5%
4,574,219
TIAA-CREF Emerging Markets Equity Index Fund 45,467,735
5,152,898
TIAA-CREF International Equity Index Fund 105,634,404
TOTAL INTERNATIONAL EQUITY 151,102,139
SHORT-TERM FIXED INCOME—9.2%
10,026,175
TIAA-CREF Short-Term Bond Index Fund 95,549,445
TOTAL SHORT-TERM FIXED INCOME 95,549,445
U.S. EQUITY—27.5%
9,695,958
TIAA-CREF Equity Index Fund 286,321,636
TOTAL U.S. EQUITY 286,321,636
TOTAL AFFILIATED INVESTMENT COMPANIES 1,041,128,557
(Cost $891,970,626)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$970,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 970,000
TOTAL REPURCHASE AGREEMENT 970,000
TOTAL SHORT-TERM INVESTMENTS 970,000
(Cost $970,000)
TOTAL INVESTMENTS—100.0% 1,042,098,557
(Cost $892,940,626)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (45,083)
NET ASSETS—100.0% $ 1,042,053,474
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $970,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $989,468.

Portfolio of Investments
Lifecycle Index 2020 Fund May 31, 2023
43
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—38.6%
122,296,566
TIAA-CREF Bond Index Fund $ 1,171,601,102
TOTAL FIXED INCOME 1,171,601,102
INFLATION-PROTECTED ASSETS—7.1%
20,423,407
TIAA-CREF Inflation-Linked Bond Fund 217,100,820
TOTAL INFLATION-PROTECTED ASSETS 217,100,820
INTERNATIONAL EQUITY—16.2%
14,895,786
TIAA-CREF Emerging Markets Equity Index Fund 148,064,114
16,790,377
TIAA-CREF International Equity Index Fund 344,202,730
TOTAL INTERNATIONAL EQUITY 492,266,844
SHORT-TERM FIXED INCOME—7.2%
22,821,532
TIAA-CREF Short-Term Bond Index Fund 217,489,196
TOTAL SHORT-TERM FIXED INCOME 217,489,196
U.S. EQUITY—30.8%
31,592,250
TIAA-CREF Equity Index Fund 932,919,130
TOTAL U.S. EQUITY 932,919,130
TOTAL AFFILIATED INVESTMENT COMPANIES 3,031,377,092
(Cost $2,638,173,616)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$2,560,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 2,560,000
TOTAL REPURCHASE AGREEMENT 2,560,000
TOTAL SHORT-TERM INVESTMENTS 2,560,000
(Cost $2,560,000)
TOTAL INVESTMENTS—100.0% 3,033,937,092
(Cost $2,640,733,616)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (247,229)
NET ASSETS—100.0% $ 3,033,689,863
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $2,560,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $2,611,210.

Lifecycle Index 2025 Fund May 31, 2023
Portfolio of Investments
44
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—36.3%
205,625,869
TIAA-CREF Bond Index Fund $ 1,969,895,823
TOTAL FIXED INCOME 1,969,895,823
INFLATION-PROTECTED ASSETS—5.1%
26,278,132
TIAA-CREF Inflation-Linked Bond Fund 279,336,542
TOTAL INFLATION-PROTECTED ASSETS 279,336,542
INTERNATIONAL EQUITY—18.4%
30,110,733
TIAA-CREF Emerging Markets Equity Index Fund 299,300,681
33,990,960
TIAA-CREF International Equity Index Fund 696,814,689
TOTAL INTERNATIONAL EQUITY 996,115,370
SHORT-TERM FIXED INCOME—5.2%
29,370,250
TIAA-CREF Short-Term Bond Index Fund 279,898,479
TOTAL SHORT-TERM FIXED INCOME 279,898,479
U.S. EQUITY—34.8%
63,990,216
TIAA-CREF Equity Index Fund 1,889,631,091
TOTAL U.S. EQUITY 1,889,631,091
TOTAL AFFILIATED INVESTMENT COMPANIES 5,414,877,305
(Cost $4,780,172,703)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$3,100,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 3,100,000
TOTAL REPURCHASE AGREEMENT 3,100,000
TOTAL SHORT-TERM INVESTMENTS 3,100,000
(Cost $3,100,000)
TOTAL INVESTMENTS—99.9% 5,417,977,305
(Cost $4,783,272,703)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,164,325
NET ASSETS—100.0% $ 5,421,141,630
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $3,100,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $3,162,043.

Portfolio of Investments
Lifecycle Index 2030 Fund May 31, 2023
45
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—32.3%
228,911,803
TIAA-CREF Bond Index Fund $ 2,192,975,077
TOTAL FIXED INCOME 2,192,975,077
INFLATION-PROTECTED ASSETS—3.1%
20,117,656
TIAA-CREF Inflation-Linked Bond Fund 213,850,678
TOTAL INFLATION-PROTECTED ASSETS 213,850,678
INTERNATIONAL EQUITY—21.1%
43,355,813
TIAA-CREF Emerging Markets Equity Index Fund 430,956,780
48,906,680
TIAA-CREF International Equity Index Fund 1,002,586,942
TOTAL INTERNATIONAL EQUITY 1,433,543,722
SHORT-TERM FIXED INCOME—3.2%
22,477,953
TIAA-CREF Short-Term Bond Index Fund 214,214,888
TOTAL SHORT-TERM FIXED INCOME 214,214,888
U.S. EQUITY—40.1%
92,053,541
TIAA-CREF Equity Index Fund 2,718,341,064
TOTAL U.S. EQUITY 2,718,341,064
TOTAL AFFILIATED INVESTMENT COMPANIES 6,772,925,429
(Cost $5,916,193,713)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$4,680,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 4,680,000
TOTAL REPURCHASE AGREEMENT 4,680,000
TOTAL SHORT-TERM INVESTMENTS 4,680,000
(Cost $4,680,000)
TOTAL INVESTMENTS—99.9% 6,777,605,429
(Cost $5,920,873,713)
OTHER ASSETS & LIABILITIES, NET—0.1% 5,957,308
NET ASSETS—100.0% $ 6,783,562,737
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $4,680,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $4,773,630.

Lifecycle Index 2035 Fund May 31, 2023
Portfolio of Investments
46
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—26.7%
188,256,921
TIAA-CREF Bond Index Fund $ 1,803,501,301
TOTAL FIXED INCOME 1,803,501,301
INFLATION-PROTECTED ASSETS—1.1%
7,342,820
TIAA-CREF Inflation-Linked Bond Fund 78,054,178
TOTAL INFLATION-PROTECTED ASSETS 78,054,178
INTERNATIONAL EQUITY—24.5%
50,157,009
TIAA-CREF Emerging Markets Equity Index Fund 498,560,668
56,525,534
TIAA-CREF International Equity Index Fund 1,158,773,454
TOTAL INTERNATIONAL EQUITY 1,657,334,122
SHORT-TERM FIXED INCOME—1.2%
8,204,656
TIAA-CREF Short-Term Bond Index Fund 78,190,376
TOTAL SHORT-TERM FIXED INCOME 78,190,376
U.S. EQUITY—46.4%
106,344,174
TIAA-CREF Equity Index Fund 3,140,343,453
TOTAL U.S. EQUITY 3,140,343,453
TOTAL AFFILIATED INVESTMENT COMPANIES 6,757,423,430
(Cost $5,753,047,987)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$11,660,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 11,660,000
TOTAL REPURCHASE AGREEMENT 11,660,000
TOTAL SHORT-TERM INVESTMENTS 11,660,000
(Cost $11,660,000)
TOTAL INVESTMENTS—100.1% 6,769,083,430
(Cost $5,764,707,987)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (4,149,165)
NET ASSETS—100.0% $ 6,764,934,265
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $11,660,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $11,893,257.

Portfolio of Investments
Lifecycle Index 2040 Fund May 31, 2023
47
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—18.6%
135,382,293
TIAA-CREF Bond Index Fund $ 1,296,962,363
TOTAL FIXED INCOME 1,296,962,363
INTERNATIONAL EQUITY—28.0%
58,982,615
TIAA-CREF Emerging Markets Equity Index Fund 586,287,196
66,603,529
TIAA-CREF International Equity Index Fund 1,365,372,342
TOTAL INTERNATIONAL EQUITY 1,951,659,538
U.S. EQUITY—53.2%
125,322,618
TIAA-CREF Equity Index Fund 3,700,776,911
TOTAL U.S. EQUITY 3,700,776,911
TOTAL AFFILIATED INVESTMENT COMPANIES 6,949,398,812
(Cost $5,684,613,579)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,020,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 7,020,000
TOTAL REPURCHASE AGREEMENT 7,020,000
TOTAL SHORT-TERM INVESTMENTS 7,020,000
(Cost $7,020,000)
TOTAL INVESTMENTS—99.9% 6,956,418,812
(Cost $5,691,633,579)
OTHER ASSETS & LIABILITIES, NET—0.1% 7,840,266
NET ASSETS—100.0% $ 6,964,259,078
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $7,020,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $7,160,483.

Lifecycle Index 2045 Fund May 31, 2023
Portfolio of Investments
48
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—12.3%
71,028,167
TIAA-CREF Bond Index Fund $ 680,449,841
TOTAL FIXED INCOME 680,449,841
INTERNATIONAL EQUITY—30.2%
50,437,233
TIAA-CREF Emerging Markets Equity Index Fund 501,346,097
56,919,156
TIAA-CREF International Equity Index Fund 1,166,842,700
TOTAL INTERNATIONAL EQUITY 1,668,188,797
U.S. EQUITY—57.3%
107,095,047
TIAA-CREF Equity Index Fund 3,162,516,737
TOTAL U.S. EQUITY 3,162,516,737
TOTAL AFFILIATED INVESTMENT COMPANIES 5,511,155,375
(Cost $4,594,183,432)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$7,075,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 7,075,000
TOTAL REPURCHASE AGREEMENT 7,075,000
TOTAL SHORT-TERM INVESTMENTS 7,075,000
(Cost $7,075,000)
TOTAL INVESTMENTS—99.9% 5,518,230,375
(Cost $4,601,258,432)
OTHER ASSETS & LIABILITIES, NET—0.1% 3,010,111
NET ASSETS—100.0% $ 5,521,240,486
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $7,075,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $7,216,591.

Portfolio of Investments
Lifecycle Index 2050 Fund May 31, 2023
49
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—9.5%
45,665,840
TIAA-CREF Bond Index Fund $ 437,478,752
TOTAL FIXED INCOME 437,478,752
INTERNATIONAL EQUITY—31.2%
43,504,638
TIAA-CREF Emerging Markets Equity Index Fund 432,436,103
49,097,688
TIAA-CREF International Equity Index Fund 1,006,502,606
TOTAL INTERNATIONAL EQUITY 1,438,938,709
U.S. EQUITY—59.1%
92,345,571
TIAA-CREF Equity Index Fund 2,726,964,703
TOTAL U.S. EQUITY 2,726,964,703
TOTAL AFFILIATED INVESTMENT COMPANIES 4,603,382,164
(Cost $3,876,367,427)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$7,110,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 7,110,000
TOTAL REPURCHASE AGREEMENT 7,110,000
TOTAL SHORT-TERM INVESTMENTS 7,110,000
(Cost $7,110,000)
TOTAL INVESTMENTS—100.0% 4,610,492,164
(Cost $3,883,477,427)
OTHER ASSETS & LIABILITIES, NET—0.0% 2,238,124
NET ASSETS—100.0% $ 4,612,730,288
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $7,110,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $7,252,234.

Lifecycle Index 2055 Fund May 31, 2023
Portfolio of Investments
50
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—8.2%
22,493,527
TIAA-CREF Bond Index Fund $ 215,487,985
TOTAL FIXED INCOME 215,487,985
INTERNATIONAL EQUITY—31.7%
25,036,596
TIAA-CREF Emerging Markets Equity Index Fund 248,863,768
28,248,468
TIAA-CREF International Equity Index Fund 579,093,593
TOTAL INTERNATIONAL EQUITY 827,957,361
U.S. EQUITY—59.9%
53,123,781
TIAA-CREF Equity Index Fund 1,568,745,241
TOTAL U.S. EQUITY 1,568,745,241
TOTAL AFFILIATED INVESTMENT COMPANIES 2,612,190,587
(Cost $2,298,774,052)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$4,505,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 4,505,000
TOTAL REPURCHASE AGREEMENT 4,505,000
TOTAL SHORT-TERM INVESTMENTS 4,505,000
(Cost $4,505,000)
TOTAL INVESTMENTS—100.0% 2,616,695,587
(Cost $2,303,279,052)
OTHER ASSETS & LIABILITIES, NET—0.0% 1,249,590
NET ASSETS—100.0% $ 2,617,945,177
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $4,505,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $4,595,129.

Portfolio of Investments
Lifecycle Index 2060 Fund May 31, 2023
51
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.7%a
FIXED INCOME—7.0%
9,852,273
TIAA-CREF Bond Index Fund $ 94,384,779
TOTAL FIXED INCOME 94,384,779
INTERNATIONAL EQUITY—32.0%
13,114,340
TIAA-CREF Emerging Markets Equity Index Fund 130,356,535
14,789,918
TIAA-CREF International Equity Index Fund 303,193,328
TOTAL INTERNATIONAL EQUITY 433,549,863
U.S. EQUITY—60.7%
27,806,934
TIAA-CREF Equity Index Fund 821,138,752
TOTAL U.S. EQUITY 821,138,752
TOTAL AFFILIATED INVESTMENT COMPANIES 1,349,073,394
(Cost $1,252,926,706)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.2%
REPURCHASE AGREEMENT—0.2%
$2,735,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 2,735,000
TOTAL REPURCHASE AGREEMENT 2,735,000
TOTAL SHORT-TERM INVESTMENTS 2,735,000
(Cost $2,735,000)
TOTAL INVESTMENTS—99.9% 1,351,808,394
(Cost $1,255,661,706)
OTHER ASSETS & LIABILITIES, NET—0.1% 1,103,626
NET ASSETS—100.0% $ 1,352,912,020
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $2,735,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $2,789,732.

Lifecycle Index 2065 Fund May 31, 2023
Portfolio of Investments
52
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.5%a
FIXED INCOME—5.7%
765,092
TIAA-CREF Bond Index Fund $ 7,329,583
TOTAL FIXED INCOME 7,329,583
INTERNATIONAL EQUITY—32.5%
1,261,142
TIAA-CREF Emerging Markets Equity Index Fund 12,535,747
1,417,657
TIAA-CREF International Equity Index Fund 29,061,972
TOTAL INTERNATIONAL EQUITY 41,597,719
U.S. EQUITY—61.3%
2,660,093
TIAA-CREF Equity Index Fund 78,552,541
TOTAL U.S. EQUITY 78,552,541
TOTAL AFFILIATED INVESTMENT COMPANIES 127,479,843
(Cost $126,725,747)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.4%
REPURCHASE AGREEMENT—0.4%
$540,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 540,000
TOTAL REPURCHASE AGREEMENT 540,000
TOTAL SHORT-TERM INVESTMENTS 540,000
(Cost $540,000)
TOTAL INVESTMENTS—99.9% 128,019,843
(Cost $127,265,747)
OTHER ASSETS & LIABILITIES, NET—0.1% 148,396
NET ASSETS—100.0% $ 128,168,239
a The Fund invests its assets in Class W shares of the affiliated TIAA-CREF Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $540,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $550,833.

Statement of Assets and Liabilities
See Notes to Financial Statements
54
May 31, 2023
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index 2010
Fund
14.3
Lifecycle Index 2015
Fund
14.4
Lifecycle Index 2020
Fund
ASSETS
Affiliated investments, at value
‡
$ 615,357,129 $ 630,265,205 $ 1,041,128,557 $ 3,031,377,092
Short-term investments, at value
#
580,000 555,000 970,000 2,560,000
Cash 4,486 1,800 3,194 3,740
Due from affiliates 63,993 66,262 94,383 227,093
Receivables:
Dividends and interest 762,621 840,754 1,266,438 3,437,206
Fund shares sold 356,058 606,928 524,618 1,140,881
Investments sold 1,369,947 1,519,589 2,708,817 8,622,779
Other 8,615 15,386 27,384 57,877
Total assets 618,502,849 633,870,924 1,046,723,391 3,047,426,668
LIABILITIES
Management fees payable 88,270 91,889 149,242 423,136
Service agreement fees payable 8,176 12,392 19,500 46,759
Distribution fees payable 418 2,423 3,869 10,048
Due to affiliates 9,354 9,465 10,571 15,818
Payables:
Fund shares redeemed 183,564 839,589 580,476 1,673,340
Investments purchased - regular settlement 2,074,601 2,257,889 3,862,873 11,469,862
Trustee compensation 8,566 15,335 27,304 57,651
Accrued expenses and other payables 13,588 13,873 16,082 40,191
Total liabilities 2,386,537 3,242,855 4,669,917 13,736,805
Net assets $ 616,116,312 $ 630,628,069 $ 1,042,053,474 $ 3,033,689,863
NET ASSETS CONSIST OF:
Paid-in-capital $ 592,839,374 $ 572,215,865 $ 913,997,358 $ 2,701,182,583
Total distributable earnings (loss) 23,276,938 58,412,204 128,056,116 332,507,280
Net assets $ 616,116,312 $ 630,628,069 $ 1,042,053,474 $ 3,033,689,863
‡
Affiliated investments, cost $ 570,466,817 $ 556,434,142 $ 891,970,626 $ 2,638,173,616
#
Short-term investments, cost $ 580,000 $ 555,000 $ 970,000 $ 2,560,000
INSTITUTIONAL CLASS:
Net assets $ 574,299,394 $ 553,937,700 $ 921,163,765 $ 2,736,921,761
Shares outstanding 38,534,474 35,435,350 55,980,651 153,889,213
Net asset value per share $ 14.90 $ 15.63 $ 16.46 $ 17.79
ADVISOR CLASS:
Net assets $ 2,312,459 $ 2,024,278 $ 1,699,505 $ 10,266,389
Shares outstanding 155,185 129,471 103,339 578,115
Net asset value per share $ 14.90 $ 15.63 $ 16.45 $ 17.76
PREMIER CLASS:
Net assets $ 3,277,067 $ 19,016,487 $ 30,386,283 $ 78,462,789
Shares outstanding 220,109 1,220,961 1,855,770 4,435,254
Net asset value per share $ 14.89 $ 15.58 $ 16.37 $ 17.69
RETIREMENT CLASS:
Net assets $ 36,227,392 $ 55,649,604 $ 88,803,921 $ 208,038,924
Shares outstanding 2,436,147 3,594,361 5,441,401 11,802,915
Net asset value per share $ 14.87 $ 15.48 $ 16.32 $ 17.63
Authorized shares - per class Unlimited Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

See Notes to Financial Statements
55
14.5
Lifecycle Index 2025
Fund
14.6
Lifecycle Index 2030
Fund
14.7
Lifecycle Index 2035
Fund
14.8
Lifecycle Index 2040
Fund
14.9
Lifecycle Index 2045
Fund
15.01
Lifecycle Index 2050
Fund
$ 5,414,877,305 $ 6,772,925,429 $ 6,757,423,430 $ 6,949,398,812 $ 5,511,155,375 $ 4,603,382,164
3,100,000 4,680,000 11,660,000 7,020,000 7,075,000 7,110,000
4,036 1,455 434 4,326 4,884 4,240
372,216 432,946 399,407 396,672 318,120 264,845
5,544,140 5,892,583 4,571,700 3,150,124 1,648,160 1,061,376
3,425,380 7,538,985 3,446,253 9,520,213 7,260,047 6,258,314
18,345,115 24,593,463 26,252,696 28,299,205 21,219,302 16,852,500
74,469 81,931 77,150 83,368 53,113 40,968
5,445,742,661 6,816,146,792 6,803,831,070 6,997,872,720 5,548,734,001 4,634,974,407
737,615 896,264 868,036 877,593 689,452 574,123
87,281 97,546 89,232 84,317 67,931 56,966
15,255 19,255 21,538 22,356 13,090 10,585
21,923 25,143 24,883 25,437 21,507 19,237
4,198,613 3,169,301 2,147,482 1,014,182 2,191,670 1,088,229
19,377,055 28,171,158 35,539,643 31,374,925 24,341,927 20,354,001
74,059 81,421 76,649 82,861 52,717 40,635
89,230 123,967 129,342 131,971 115,221 100,343
24,601,031 32,584,055 38,896,805 33,613,642 27,493,515 22,244,119
$ 5,421,141,630 $ 6,783,562,737 $ 6,764,934,265 $ 6,964,259,078 $ 5,521,240,486 $ 4,612,730,288
$ 4,886,337,176 $ 6,053,539,217 $ 5,911,762,176 $ 5,876,430,000 $ 4,706,290,556 $ 3,958,124,444
534,804,454 730,023,520 853,172,089 1,087,829,078 814,949,930 654,605,844
$ 5,421,141,630 $ 6,783,562,737 $ 6,764,934,265 $ 6,964,259,078 $ 5,521,240,486 $ 4,612,730,288
$ 4,780,172,703 $ 5,916,193,713 $ 5,753,047,987 $ 5,684,613,579 $ 4,594,183,432 $ 3,876,367,427
$ 3,100,000 $ 4,680,000 $ 11,660,000 $ 7,020,000 $ 7,075,000 $ 7,110,000
$ 4,888,761,035 $ 6,168,804,208 $ 6,172,054,977 $ 6,388,980,599 $ 5,095,780,509 $ 4,258,463,197
250,806,682 291,198,807 270,333,071 264,060,042 203,385,938 167,833,771
$ 19.49 $ 21.18 $ 22.83 $ 24.20 $ 25.05 $ 25.37
$ 22,051,594 $ 33,508,859 $ 25,308,257 $ 24,491,048 $ 24,081,803 $ 19,403,292
1,133,953 1,584,893 1,110,777 1,013,843 963,363 766,294
$ 19.45 $ 21.14 $ 22.78 $ 24.16 $ 25.00 $ 25.32
$ 119,307,960 $ 150,728,100 $ 169,166,318 $ 176,063,942 $ 103,385,856 $ 83,196,136
6,148,583 7,155,529 7,454,127 7,321,139 4,147,996 3,298,060
$ 19.40 $ 21.06 $ 22.69 $ 24.05 $ 24.92 $ 25.23
$ 391,021,041 $ 430,521,570 $ 398,404,713 $ 374,723,489 $ 297,992,318 $ 251,667,663
20,256,966 20,529,757 17,634,273 15,642,647 12,019,080 10,029,863
$ 19.30 $ 20.97 $ 22.59 $ 23.96 $ 24.79 $ 25.09
Unlimited Unlimited Unlimited Unlimited Unlimited Unlimited
$ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001 $ 0.0001

Statement of Assets and Liabilities
(continued)
See Notes to Financial Statements
56
(continued)
(continued)
Statement of Assets and Liabilities
(continued)
May 31, 2023
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
15.3
Lifecycle Index 2065 Fund
ASSETS
Affiliated investments, at value
‡
$ 2,612,190,587 $ 1,349,073,394 $ 127,479,843
Short-term investments, at value
#
4,505,000 2,735,000 540,000
Cash 2,471 4,559 750
Due from affiliates 160,832 95,462 24,774
Receivables:
Dividends and interest 521,497 227,545 17,321
Fund shares sold 4,331,597 2,926,402 591,528
Investments sold 9,450,208 4,760,343 362,634
Other 17,790 6,288 211
Total assets 2,631,179,982 1,359,828,993 129,017,061
LIABILITIES
Management fees payable 324,553 166,755 15,402
Service agreement fees payable 31,445 15,311 1,250
Distribution fees payable 4,713 2,655 154
Due to affiliates 14,094 10,903 7,990
Payables:
Fund shares redeemed 944,615 308,730 23,656
Investments purchased - regular settlement 11,829,317 6,359,921 791,161
Trustee compensation 17,598 6,186 188
Accrued expenses and other payables 68,470 46,512 9,021
Total liabilities 13,234,805 6,916,973 848,822
Net assets $ 2,617,945,177 $ 1,352,912,020 $ 128,168,239
NET ASSETS CONSIST OF:
Paid-in-capital $ 2,340,074,792 $ 1,275,702,955 $ 128,751,586
Total distributable earnings (loss) 277,870,385 77,209,065 (583,347)
Net assets $ 2,617,945,177 $ 1,352,912,020 $ 128,168,239
‡
Affiliated investments, cost $ 2,298,774,052 $ 1,252,926,706 $ 126,725,747
#
Short-term investments, cost $ 4,505,000 $ 2,735,000 $ 540,000
INSTITUTIONAL CLASS:
Net assets $ 2,428,737,768 $ 1,257,068,019 $ 119,872,995
Shares outstanding 118,718,755 79,405,427 10,601,519
Net asset value per share $ 20.46 $ 15.83 $ 11.31
ADVISOR CLASS:
Net assets $ 16,680,353 $ 10,939,837 $ 2,377,056
Shares outstanding 816,953 691,783 212,803
Net asset value per share $ 20.42 $ 15.81 $ 11.17
PREMIER CLASS:
Net assets $ 37,211,522 $ 21,158,459 $ 1,229,226
Shares outstanding 1,824,812 1,339,921 110,134
Net asset value per share $ 20.39 $ 15.79 $ 11.16
RETIREMENT CLASS:
Net assets $ 135,315,534 $ 63,745,705 $ 4,688,962
Shares outstanding 6,656,225 4,047,339 419,622
Net asset value per share $ 20.33 $ 15.75 $ 11.17
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0.0001 $ 0.0001 $ 0.0001

Statement of Operations
See Notes to Financial Statements
58
Year Ended May 31, 2023
14.1
Lifecycle Index
Retirement Income
Fund
14.2
Lifecycle Index
2010 Fund
14.3
Lifecycle Index
2015 Fund
14.4
Lifecycle Index
2020 Fund
14.5
Lifecycle Index
2025 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 15,991,651 $ 17,001,227 $ 27,726,958 $ 75,217,530 $ 124,599,099
Total investment income 15,991,651 17,001,227 27,726,958 75,217,530 124,599,099
EXPENSES
Management fees 1,003,317 1,063,393 1,762,613 4,877,690 8,229,972
12b-1 distribution and service fees — Premier Class 5,492 28,759 46,055 116,150 177,365
Shareholder servicing agent fees — Institutional Class 6,718 3,714 5,302 12,092 15,064
Shareholder servicing agent fees — Advisor Class 2,247 1,770 1,559 10,364 21,932
Shareholder servicing agent fees — Premier Class 108 91 119 157 211
Shareholder servicing agent fees — Retirement Class 92,151 153,693 232,355 552,160 975,098
Administrative service fees 45,382 45,781 51,309 76,657 105,825
Trustees fees 9,589 10,143 17,077 48,188 82,931
Custodian fees 9,357 9,376 9,348 9,349 9,367
Overdraft expense 5,568 4,271 6,111 6,415 1,200
Professional fees 14,300 13,934 20,136 26,589 34,105
Registration fees 62,207 63,086 65,102 65,389 66,527
Shareholder reporting expenses 24,294 24,886 29,934 52,305 74,917
Other 99,887 107,361 154,130 383,908 662,813
Total expenses 1,380,617 1,530,258 2,401,150 6,237,413 10,457,327
Expenses reimbursed by the investment adviser (201,853) (202,454) (228,772) (330,875) (466,550)
Fee waiver by investment adviser and Nuveen Securities (492,375) (521,544) (840,028) (2,239,115) (3,649,236)
Net expenses 686,389 806,260 1,332,350 3,667,423 6,341,541
Net investment income (loss) 15,305,262 16,194,967 26,394,608 71,550,107 118,257,558
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments (55,656) (119,817) – (60,077) –
Affiliated investments (12,779,376) (8,832,826) (10,463,169) (34,781,280) (70,426,190)
Distributions from affiliated investments 938,878 978,531 1,592,342 4,233,377 7,006,107
Net realized gain (loss) (11,896,154) (7,974,112) (8,870,827) (30,607,980) (63,420,083)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (5,999,510) (10,055,029) (22,376,751) (49,927,204) (46,905,868)
Net change in unrealized appreciation (depreciation) (5,999,510) (10,055,029) (22,376,751) (49,927,204) (46,905,868)
Net realized and unrealized gain (loss) (17,895,664) (18,029,141) (31,247,578) (80,535,184) (110,325,951)
Net increase (decrease) in net assets from operations $ (2,590,402) $ (1,834,174) $ (4,852,970) $ (8,985,077) $ 7,931,607

See Notes to Financial Statements
59
14.6
Lifecycle Index
2030 Fund
14.7
Lifecycle Index
2035 Fund
14.8
Lifecycle Index
2040 Fund
14.9
Lifecycle Index
2045 Fund
15.01
Lifecycle Index
2050 Fund
15.1
Lifecycle Index
2055 Fund
15.2
Lifecycle Index
2060 Fund
$ 144,364,900 $ 134,528,337 $ 133,689,448 $ 100,356,027 $ 82,332,354 $ 44,837,144 $ 21,987,195
144,364,900 134,528,337 133,689,448 100,356,027 82,332,354 44,837,144 21,987,195
9,748,234 9,276,865 9,387,160 7,214,396 5,978,637 3,268,438 1,598,728
219,377 236,551 246,856 139,184 116,962 49,816 25,638
17,446 16,756 18,902 16,356 17,443 14,587 13,284
30,472 21,045 22,629 20,485 16,891 13,896 9,764
225 240 247 186 174 155 139
1,060,105 961,341 914,534 737,087 640,580 357,217 169,151
120,930 119,425 121,921 102,930 91,906 67,460 52,313
100,502 98,141 101,126 78,029 64,873 35,325 17,180
9,368 9,353 9,352 9,351 9,353 9,348 9,352
1,376 840 4,868 3,488 2,442 506 335
37,888 35,896 36,497 31,210 28,931 23,636 18,763
66,812 70,130 70,835 68,877 65,500 66,629 64,812
87,441 87,365 92,104 82,781 81,395 66,917 60,568
811,440 797,926 827,553 665,421 563,328 330,039 182,341
12,311,616 11,731,874 11,854,584 9,169,781 7,678,415 4,303,969 2,222,368
(548,968) (553,614) (570,238) (498,249) (456,650) (359,126) (294,288)
(4,105,855) (3,672,267) (3,616,336) (2,782,605) (2,272,809) (1,244,131) (609,386)
7,656,793 7,505,993 7,668,010 5,888,927 4,948,956 2,700,712 1,318,694
136,708,107 127,022,344 126,021,438 94,467,100 77,383,398 42,136,432 20,668,501
– – – – – – –
(88,744,683) (116,760,481) (135,729,526) (80,086,453) (53,571,064) (27,502,242) (14,127,274)
8,206,691 7,850,105 8,334,216 6,744,699 5,734,186 3,164,171 1,573,656
(80,537,992) (108,910,376) (127,395,310) (73,341,754) (47,836,878) (24,338,071) (12,553,618)
(20,813,225) 52,152,223 103,241,296 65,814,212 42,957,082 29,243,049 21,010,620
(20,813,225) 52,152,223 103,241,296 65,814,212 42,957,082 29,243,049 21,010,620
(101,351,217) (56,758,153) (24,154,014) (7,527,542) (4,879,796) 4,904,978 8,457,002
$ 35,356,890 $ 70,264,191 $ 101,867,424 $ 86,939,558 $ 72,503,602 $ 47,041,410 $ 29,125,503

Statement of Operations
(continued)
See Notes to Financial Statements
60
(continued)
(continued)
Statement of Operations
(continued)
Year Ended May 31, 2023
15.3
Lifecycle Index 2065 Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 1,578,849
Total investment income 1,578,849
EXPENSES
Management fees 116,972
12b-1 distribution and service fees — Premier Class 1,432
Shareholder servicing agent fees — Institutional Class 3,587
Shareholder servicing agent fees — Advisor Class 943
Shareholder servicing agent fees — Premier Class 85
Shareholder servicing agent fees — Retirement Class 7,359
Administrative service fees 38,627
Trustees fees 1,211
Custodian fees 9,436
Overdraft expense 770
Professional fees 15,276
Registration fees 58,577
Shareholder reporting expenses 22,055
Other 33,484
Total expenses 309,814
Expenses reimbursed by the investment adviser (173,580)
Fee waiver by investment adviser and Nuveen Securities (45,094)
Net expenses 91,140
Net investment income (loss) 1,487,709
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Portfolio investments 35,189
Affiliated investments (1,181,919)
Distributions from affiliated investments 114,167
Net realized gain (loss) (1,032,563)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 3,395,359
Net change in unrealized appreciation (depreciation) 3,395,359
Net realized and unrealized gain (loss) 2,362,796
Net increase (decrease) in net assets from operations $ 3,850,505

Statement of Changes in Net Assets
See Notes to Financial Statements
62
14.1
Lifecycle Index Retirement Income Fund
14.2
Lifecycle Index 2010 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 15,305,262 $ 13,434,731 $ 16,194,967 $ 14,271,640
Net realized gain (loss) (11,896,154) 8,011,700 (7,974,112) 13,134,854
Net change in unrealized appreciation (depreciation) (5,999,510) (61,112,423) (10,055,029) (68,940,130)
Net increase (decrease) in net assets from operations (2,590,402) (39,665,992) (1,834,174) (41,533,636)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (18,281,295) (23,367,380) (18,252,249) (26,899,334)
Advisor Class (75,799) (119,013) (59,758) (85,571)
Premier Class (122,700) (919,478) (606,988) (1,672,994)
Retirement Class (1,135,242) (1,803,151) (1,903,649) (3,559,797)
Total distributions (19,615,036) (26,209,022) (20,822,644) (32,217,696)
SHAREHOLDER TRANSACTIONS
Subscriptions 182,382,054 225,511,260 143,562,938 152,957,187
Reinvestments of distributions 17,905,642 24,181,755 20,192,977 31,037,749
Redemptions (166,855,638) (202,510,012) (128,482,532) (180,233,217)
Net increase (decrease) from shareholder transactions 33,432,058 47,183,003 35,273,383 3,761,719
Net increase (decrease) in net assets 11,226,620 (18,692,011) 12,616,565 (69,989,613)
NET ASSETS
Beginning of period 604,889,692 623,581,703 618,011,504 688,001,117
End of period $ 616,116,312 $ 604,889,692 $ 630,628,069 $ 618,011,504

See Notes to Financial Statements
63
14.3
Lifecycle Index 2015 Fund
14.4
Lifecycle Index 2020 Fund
14.5
Lifecycle Index 2025 Fund
14.6
Lifecycle Index 2030 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
$ 26,394,608 $ 24,807,424 $ 71,550,107 $ 67,578,449 $ 118,257,558 $ 104,821,292 $ 136,708,107 $ 118,135,826
(8,870,827) 21,740,192 (30,607,980) 67,017,343 (63,420,083) 83,191,350 (80,537,992) 74,721,570
(22,376,751) (123,346,417) (49,927,204) (355,369,871) (46,905,868) (563,732,307) (20,813,225) (649,186,753)
(4,852,970) (76,798,801) (8,985,077) (220,774,079) 7,931,607 (375,719,665) 35,356,890 (456,329,357)
– – – – – – – –
(29,330,849) (50,722,893) (80,849,668) (143,493,366) (129,927,780) (179,479,086) (150,753,060) (174,866,931)
(53,333) (124,912) (302,701) (728,037) (636,179) (912,408) (827,972) (970,266)
(938,974) (4,365,306) (2,263,316) (13,108,202) (3,231,783) (14,902,560) (3,801,250) (13,345,660)
(2,794,638) (5,639,852) (6,188,502) (14,022,004) (10,200,914) (17,495,737) (10,424,052) (15,210,821)
(33,117,794) (60,852,963) (89,604,187) (171,351,609) (143,996,656) (212,789,791) (165,806,334) (204,393,678)
155,138,426 298,538,972 511,641,269 881,437,350 1,066,264,676 1,493,482,027 1,429,792,810 1,777,794,808
32,005,375 58,717,370 85,700,117 163,285,197 136,276,129 200,549,555 159,086,047 195,667,710
(210,710,319) (304,671,907) (562,296,822) (922,546,800) (793,981,695) (1,185,806,901) (781,026,233) (1,168,548,525)
(23,566,518) 52,584,435 35,044,564 122,175,747 408,559,110 508,224,681 807,852,624 804,913,993
(61,537,282) (85,067,329) (63,544,700) (269,949,941) 272,494,061 (80,284,775) 677,403,180 144,190,958
1,103,590,756 1,188,658,085 3,097,234,563 3,367,184,504 5,148,647,569 5,228,932,344 6,106,159,557 5,961,968,599
$ 1,042,053,474 $ 1,103,590,756 $ 3,033,689,863 $ 3,097,234,563 $ 5,421,141,630 $ 5,148,647,569 $ 6,783,562,737 $ 6,106,159,557

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
64
(continued)
(continued)
(continued)
Statement of Changes in Net Assets
(continued)
14.7
Lifecycle Index 2035 Fund
14.8
Lifecycle Index 2040 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 127,022,344 $ 108,517,796 $ 126,021,438 $ 110,394,443
Net realized gain (loss) (108,910,376) 62,706,883 (127,395,310) 66,619,250
Net change in unrealized appreciation (depreciation) 52,152,223 (622,209,030) 103,241,296 (644,141,053)
Net increase (decrease) in net assets from operations 70,264,191 (450,984,351) 101,867,424 (467,127,360)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (141,975,692) (151,468,330) (143,168,670) (160,002,570)
Advisor Class (533,018) (531,231) (572,660) (629,974)
Premier Class (3,866,279) (11,963,664) (3,901,042) (12,167,868)
Retirement Class (8,978,227) (12,253,439) (8,360,596) (12,094,241)
Total distributions (155,353,216) (176,216,664) (156,002,968) (184,894,653)
SHAREHOLDER TRANSACTIONS
Subscriptions 1,452,823,028 1,726,861,271 1,374,271,792 1,682,438,779
Reinvestments of distributions 148,974,623 168,367,726 151,188,334 178,596,104
Redemptions (662,613,309) (991,992,149) (601,622,212) (927,604,611)
Net increase (decrease) from shareholder transactions 939,184,342 903,236,848 923,837,914 933,430,272
Net increase (decrease) in net assets 854,095,317 276,035,833 869,702,370 281,408,259
NET ASSETS
Beginning of period 5,910,838,948 5,634,803,115 6,094,556,708 5,813,148,449
End of period $ 6,764,934,265 $ 5,910,838,948 $ 6,964,259,078 $ 6,094,556,708

See Notes to Financial Statements
65
14.9
Lifecycle Index 2045 Fund
15.01
Lifecycle Index 2050 Fund
15.1
Lifecycle Index 2055 Fund
15.2
Lifecycle Index 2060 Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
$ 94,467,100 $ 82,522,417 $ 77,383,398 $ 67,782,635 $ 42,136,432 $ 34,693,666 $ 20,668,501 $ 14,718,532
(73,341,754) 39,462,398 (47,836,878) 20,352,197 (24,338,071) 6,567,172 (12,553,618) 920,326
65,814,212 (474,055,366) 42,957,082 (380,325,233) 29,243,049 (193,279,045) 21,010,620 (86,316,189)
86,939,558 (352,070,551) 72,503,602 (292,190,401) 47,041,410 (152,018,207) 29,125,503 (70,677,331)
– – – – – – – –
(105,335,198) (103,134,683) (83,092,318) (77,510,635) (44,335,827) (35,180,792) (21,238,837) (14,471,207)
(479,857) (459,337) (395,306) (340,993) (299,126) (223,836) (210,367) (155,309)
(2,106,951) (8,260,023) (1,658,463) (6,498,486) (683,266) (2,815,516) (340,958) (846,898)
(6,503,116) (8,029,629) (5,337,628) (6,265,450) (2,954,895) (2,917,882) (1,388,588) (1,128,612)
(114,425,122) (119,883,672) (90,483,715) (90,615,564) (48,273,114) (41,138,026) (23,178,750) (16,602,026)
1,279,041,500 1,435,832,873 1,129,030,987 1,253,751,390 816,853,280 775,471,065 578,045,540 469,725,132
110,763,392 115,497,700 87,252,009 86,977,213 46,341,525 38,963,173 22,172,619 15,860,235
(483,143,445) (771,337,069) (424,906,290) (659,448,062) (260,732,719) (383,150,749) (173,826,135) (180,454,672)
906,661,447 779,993,504 791,376,706 681,280,541 602,462,086 431,283,489 426,392,024 305,130,695
879,175,883 308,039,281 773,396,593 298,474,576 601,230,382 238,127,256 432,338,777 217,851,338
4,642,064,603 4,334,025,322 3,839,333,695 3,540,859,119 2,016,714,795 1,778,587,539 920,573,243 702,721,905
$ 5,521,240,486 $ 4,642,064,603 $ 4,612,730,288 $ 3,839,333,695 $ 2,617,945,177 $ 2,016,714,795 $ 1,352,912,020 $ 920,573,243

Statement of Changes in Net Assets
(continued)
See Notes to Financial Statements
66
(continued)
Statement of Changes in Net Assets
(continued)
15.3
Lifecycle Index 2065 Fund
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 1,487,709 $ 460,462
Net realized gain (loss) (1,032,563) (137,992)
Net change in unrealized appreciation (depreciation) 3,395,359 (4,003,794)
Net increase (decrease) in net assets from operations 3,850,505 (3,681,324)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (1,496,866) (467,220)
Advisor Class (15,962) (20,417)
Premier Class (18,435) (19,975)
Retirement Class (52,353) (24,669)
Total distributions (1,583,616) (532,281)
SHAREHOLDER TRANSACTIONS
Subscriptions 90,742,768 51,899,853
Reinvestments of distributions 1,462,476 393,291
Redemptions (14,094,375) (9,375,711)
Net increase (decrease) from shareholder transactions 78,110,869 42,917,433
Net increase (decrease) in net assets 80,377,758 38,703,828
NET ASSETS
Beginning of period 47,790,481 9,086,653
End of period $ 128,168,239 $ 47,790,481

Financial Highlights
See Notes to Financial Statements
68
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.1
LIFECYCLE INDEX RETIREMENT INCOME FUND
Institutional Class:
5/31/23 $ 15 .48 $ 0 .39 $ ( 0 .47 ) $ ( 0 .08 ) $ ( 0 .38 ) $ ( 0 .12 ) $ ( 0 .50 ) $ 14 .90
5/31/22 17 .20 0 .36 ( 1 .37 ) ( 1 .01 ) ( 0 .38 ) ( 0 .33 ) ( 0 .71 ) 15 .48
5/31/21 15 .10 0 .28 2 .16 2 .44 ( 0 .29 ) ( 0 .05 ) ( 0 .34 ) 17 .20
5/31/20 14 .31 0 .34 0 .82 1 .16 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .10
5/31/19 14 .22 0 .34 0 .15 0 .49 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 14 .31
Advisor Class:
5/31/23 15 .47 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .90
5/31/22 17 .19 0 .35 ( 1 .38 ) ( 1 .03 ) ( 0 .36 ) ( 0 .33 ) ( 0 .69 ) 15 .47
5/31/21 15 .10 0 .24 2 .18 2 .42 ( 0 .28 ) ( 0 .05 ) ( 0 .33 ) 17 .19
5/31/20 14 .31 0 .36 0 .79 1 .15 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 15 .10
5/31/19 14 .22 0 .33 0 .16 0 .49 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 14 .31
Premier Class:
5/31/23 15 .46 0 .37 ( 0 .46 ) ( 0 .09 ) ( 0 .36 ) ( 0 .12 ) ( 0 .48 ) 14 .89
5/31/22 17 .18 0 .41 ( 1 .45 ) ( 1 .04 ) ( 0 .35 ) ( 0 .33 ) ( 0 .68 ) 15 .46
5/31/21 15 .09 0 .27 2 .14 2 .41 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 17 .18
5/31/20 14 .30 0 .32 0 .82 1 .14 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .09
5/31/19 14 .20 0 .31 0 .17 0 .48 ( 0 .32 ) ( 0 .06 ) ( 0 .38 ) 14 .30
Retirement Class:
5/31/23 15 .44 0 .35 ( 0 .46 ) ( 0 .11 ) ( 0 .34 ) ( 0 .12 ) ( 0 .46 ) 14 .87
5/31/22 17 .16 0 .32 ( 1 .38 ) ( 1 .06 ) ( 0 .33 ) ( 0 .33 ) ( 0 .66 ) 15 .44
5/31/21 15 .07 0 .24 2 .16 2 .40 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 17 .16
5/31/20 14 .28 0 .31 0 .81 1 .12 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 15 .07
5/31/19 14 .19 0 .31 0 .15 0 .46 ( 0 .31 ) ( 0 .06 ) ( 0 .37 ) 14 .28
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
69
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .40 ) % $ 574,299 0 .22%
g
0 .10%
g
2 .62% 24%
( 6 .20 ) 557,296 0 .23
g
0 .10
g
2 .13 24
16 .36 547,545 0 .23
g
0 .10
g
1 .69 23
8 .17 437,256 0 .26
g
0 .10
g
2 .32 27
3 .66 306,742 0 .24
f
0 .07
f
2 .39 23
( 0 .45 ) 2,312 0 .31
g
0 .19
g
2 .52 24
( 6 .30 ) 2,699 0 .33
g
0 .20
g
2 .08 24
16 .16 2,242 0 .34
g
0 .20
g
1 .49 23
8 .08 989 0 .37
g
0 .22
g
2 .41 27
3 .64 160 0 .27
f
0 .10
f
2 .33 23
( 0 .48 ) 3,277 0 .37
g
0 .25
g
2 .53 24
( 6 .36 ) 3,993 0 .38
g
0 .25
g
2 .37 24
16 .12 25,449 0 .38
g
0 .25
g
1 .63 23
8 .09 29,105 0 .40
g
0 .25
g
2 .17 27
3 .44 29,443 0 .39
f
0 .22
f
2 .20 23
( 0 .60 ) 36,227 0 .47
g
0 .35
g
2 .36 24
( 6 .45 ) 40,901 0 .48
g
0 .35
g
1 .90 24
16 .04 48,346 0 .48
g
0 .35
g
1 .45 23
7 .91 35,862 0 .50
g
0 .35
g
2 .09 27
3 .40 34,847 0 .49
f
0 .32
f
2 .19 23

Financial Highlights
(continued)
See Notes to Financial Statements
70
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.2
LIFECYCLE INDEX 2010 FUND
Institutional Class:
5/31/23 $ 16 .24 $ 0 .41 $ ( 0 .50 ) $ ( 0 .09 ) $ ( 0 .39 ) $ ( 0 .13 ) $ ( 0 .52 ) $ 15 .63
5/31/22 18 .13 0 .38 ( 1 .41 ) ( 1 .03 ) ( 0 .38 ) ( 0 .48 ) ( 0 .86 ) 16 .24
5/31/21 15 .97 0 .30 2 .28 2 .58 ( 0 .31 ) ( 0 .11 ) ( 0 .42 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
5/31/19 15 .04 0 .36 0 .15 0 .51 ( 0 .35 ) ( 0 .09 ) ( 0 .44 ) 15 .11
Advisor Class:
5/31/23 16 .24 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .38 ) ( 0 .13 ) ( 0 .51 ) 15 .63
5/31/22 18 .13 0 .36 ( 1 .40 ) ( 1 .04 ) ( 0 .37 ) ( 0 .48 ) ( 0 .85 ) 16 .24
5/31/21 15 .97 0 .22 2 .35 2 .57 ( 0 .30 ) ( 0 .11 ) ( 0 .41 ) 18 .13
5/31/20 15 .11 0 .36 0 .87 1 .23 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 15 .97
5/31/19 15 .05 0 .39 0 .11 0 .50 ( 0 .35 ) ( 0 .09 ) ( 0 .44 ) 15 .11
Premier Class:
5/31/23 16 .18 0 .38 ( 0 .48 ) ( 0 .10 ) ( 0 .37 ) ( 0 .13 ) ( 0 .50 ) 15 .58
5/31/22 18 .06 0 .37 ( 1 .42 ) ( 1 .05 ) ( 0 .35 ) ( 0 .48 ) ( 0 .83 ) 16 .18
5/31/21 15 .92 0 .27 2 .26 2 .53 ( 0 .28 ) ( 0 .11 ) ( 0 .39 ) 18 .06
5/31/20 15 .06 0 .35 0 .86 1 .21 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 15 .92
5/31/19 15 .00 0 .35 0 .13 0 .48 ( 0 .33 ) ( 0 .09 ) ( 0 .42 ) 15 .06
Retirement Class:
5/31/23 16 .08 0 .37 ( 0 .49 ) ( 0 .12 ) ( 0 .35 ) ( 0 .13 ) ( 0 .48 ) 15 .48
5/31/22 17 .96 0 .33 ( 1 .39 ) ( 1 .06 ) ( 0 .34 ) ( 0 .48 ) ( 0 .82 ) 16 .08
5/31/21 15 .83 0 .25 2 .26 2 .51 ( 0 .27 ) ( 0 .11 ) ( 0 .38 ) 17 .96
5/31/20 14 .98 0 .32 0 .87 1 .19 ( 0 .32 ) ( 0 .02 ) ( 0 .34 ) 15 .83
5/31/19 14 .92 0 .32 0 .14 0 .46 ( 0 .31 ) ( 0 .09 ) ( 0 .40 ) 14 .98
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
71
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .44 ) % $ 553,938 0 .22%
g
0 .10%
g
2 .63% 22%
( 6 .07 ) 526,583 0 .22
g
0 .10
g
2 .12 23
16 .22 560,852 0 .23
g
0 .10
g
1 .71 28
8 .18 442,192 0 .25
g
0 .10
g
2 .32 22
3 .57 335,348 0 .22
f
0 .07
f
2 .40 19
( 0 .53 ) 2,024 0 .31
g
0 .19
g
2 .52 22
( 6 .16 ) 1,715 0 .32
g
0 .20
g
2 .03 23
16 .18 1,950 0 .32
g
0 .19
g
1 .28 28
8 .16 123 0 .26
g
0 .12
g
2 .30 22
3 .52 113 0 .27
f
0 .13
f
2 .57 19
( 0 .60 ) 19,016 0 .37
g
0 .25
g
2 .47 22
( 6 .19 ) 21,048 0 .38
g
0 .25
g
2 .07 23
15 .99 43,665 0 .38
g
0 .25
g
1 .56 28
8 .06 31,580 0 .40
g
0 .25
g
2 .20 22
3 .42 32,634 0 .36
f
0 .21
f
2 .35 19
( 0 .66 ) 55,650 0 .47
g
0 .35
g
2 .39 22
( 6 .32 ) 68,666 0 .47
g
0 .35
g
1 .88 23
15 .91 81,534 0 .48
g
0 .35
g
1 .46 28
7 .93 74,599 0 .50
g
0 .35
g
2 .08 22
3 .32 70,013 0 .47
f
0 .32
f
2 .16 19

Financial Highlights
(continued)
See Notes to Financial Statements
72
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.3
LIFECYCLE INDEX 2015 FUND
Institutional Class:
5/31/23 $ 17 .05 $ 0 .42 $ ( 0 .48 ) $ ( 0 .06 ) $ ( 0 .42 ) $ ( 0 .11 ) $ ( 0 .53 ) $ 16 .46
5/31/22 19 .15 0 .39 ( 1 .52 ) ( 1 .13 ) ( 0 .40 ) ( 0 .57 ) ( 0 .97 ) 17 .05
5/31/21 16 .65 0 .31 2 .69 3 .00 ( 0 .34 ) ( 0 .16 ) ( 0 .50 ) 19 .15
5/31/20 15 .76 0 .38 0 .92 1 .30 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 16 .65
5/31/19 15 .74 0 .37 0 .13 0 .50 ( 0 .37 ) ( 0 .11 ) ( 0 .48 ) 15 .76
Advisor Class:
5/31/23 17 .04 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .11 ) ( 0 .51 ) 16 .45
5/31/22 19 .14 0 .40 ( 1 .55 ) ( 1 .15 ) ( 0 .38 ) ( 0 .57 ) ( 0 .95 ) 17 .04
5/31/21 16 .65 0 .23 2 .75 2 .98 ( 0 .33 ) ( 0 .16 ) ( 0 .49 ) 19 .14
5/31/20 15 .76 0 .39 0 .90 1 .29 ( 0 .37 ) ( 0 .03 ) ( 0 .40 ) 16 .65
5/31/19 15 .74 0 .37 0 .12 0 .49 ( 0 .36 ) ( 0 .11 ) ( 0 .47 ) 15 .76
Premier Class:
5/31/23 16 .97 0 .39 ( 0 .49 ) ( 0 .10 ) ( 0 .39 ) ( 0 .11 ) ( 0 .50 ) 16 .37
5/31/22 19 .07 0 .41 ( 1 .57 ) ( 1 .16 ) ( 0 .37 ) ( 0 .57 ) ( 0 .94 ) 16 .97
5/31/21 16 .58 0 .28 2 .68 2 .96 ( 0 .31 ) ( 0 .16 ) ( 0 .47 ) 19 .07
5/31/20 15 .69 0 .36 0 .91 1 .27 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 16 .58
5/31/19 15 .68 0 .36 0 .10 0 .46 ( 0 .34 ) ( 0 .11 ) ( 0 .45 ) 15 .69
Retirement Class:
5/31/23 16 .92 0 .37 ( 0 .48 ) ( 0 .11 ) ( 0 .38 ) ( 0 .11 ) ( 0 .49 ) 16 .32
5/31/22 19 .00 0 .34 ( 1 .50 ) ( 1 .16 ) ( 0 .35 ) ( 0 .57 ) ( 0 .92 ) 16 .92
5/31/21 16 .52 0 .26 2 .67 2 .93 ( 0 .29 ) ( 0 .16 ) ( 0 .45 ) 19 .00
5/31/20 15 .64 0 .33 0 .91 1 .24 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 16 .52
5/31/19 15 .62 0 .33 0 .13 0 .46 ( 0 .33 ) ( 0 .11 ) ( 0 .44 ) 15 .64
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
73
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .28 ) % $ 921,164 0 .20%
g
0 .10%
g
2 .55% 18%
( 6 .32 ) 966,867 0 .21
g
0 .10
g
2 .08 19
18 .16 962,220 0 .21
g
0 .10
g
1 .71 26
8 .24 819,474 0 .23
g
0 .10
g
2 .33 25
3 .40 654,257 0 .20
f
0 .07
f
2 .38 17
( 0 .33 ) 1,700 0 .30
g
0 .20
g
2 .48 18
( 6 .40 ) 1,657 0 .31
g
0 .20
g
2 .13 19
18 .05 1,396 0 .31
g
0 .20
g
1 .28 26
8 .19 592 0 .30
g
0 .18
g
2 .38 25
3 .31 164 0 .24
f
0 .11
f
2 .38 17
( 0 .45 ) 30,386 0 .35
g
0 .25
g
2 .41 18
( 6 .49 ) 34,529 0 .36
g
0 .25
g
2 .16 19
18 .00 98,140 0 .36
g
0 .25
g
1 .55 26
8 .12 85,350 0 .37
g
0 .25
g
2 .18 25
3 .19 94,174 0 .34
f
0 .21
f
2 .31 17
( 0 .56 ) 88,804 0 .45
g
0 .35
g
2 .31 18
( 6 .51 ) 100,537 0 .46
g
0 .35
g
1 .83 19
17 .88 126,902 0 .46
g
0 .35
g
1 .44 26
7 .96 122,731 0 .47
g
0 .35
g
2 .05 25
3 .09 130,910 0 .45
f
0 .32
f
2 .14 17

Financial Highlights
(continued)
See Notes to Financial Statements
74
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.4
LIFECYCLE INDEX 2020 FUND
Institutional Class:
5/31/23 $ 18 .39 $ 0 .43 $ ( 0 .48 ) $ ( 0 .05 ) $ ( 0 .43 ) $ ( 0 .12 ) $ ( 0 .55 ) $ 17 .79
5/31/22 20 .70 0 .41 ( 1 .66 ) ( 1 .25 ) ( 0 .43 ) ( 0 .63 ) ( 1 .06 ) 18 .39
5/31/21 17 .63 0 .33 3 .20 3 .53 ( 0 .36 ) ( 0 .10 ) ( 0 .46 ) 20 .70
5/31/20 16 .65 0 .40 0 .99 1 .39 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 17 .63
5/31/19 16 .63 0 .39 0 .08 0 .47 ( 0 .38 ) ( 0 .07 ) ( 0 .45 ) 16 .65
Advisor Class:
5/31/23 18 .36 0 .41 ( 0 .48 ) ( 0 .07 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 17 .76
5/31/22 20 .67 0 .41 ( 1 .68 ) ( 1 .27 ) ( 0 .41 ) ( 0 .63 ) ( 1 .04 ) 18 .36
5/31/21 17 .61 0 .27 3 .23 3 .50 ( 0 .34 ) ( 0 .10 ) ( 0 .44 ) 20 .67
5/31/20 16 .64 0 .43 0 .94 1 .37 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 17 .61
5/31/19 16 .62 0 .38 0 .08 0 .46 ( 0 .37 ) ( 0 .07 ) ( 0 .44 ) 16 .64
Premier Class:
5/31/23 18 .29 0 .40 ( 0 .48 ) ( 0 .08 ) ( 0 .40 ) ( 0 .12 ) ( 0 .52 ) 17 .69
5/31/22 20 .59 0 .44 ( 1 .72 ) ( 1 .28 ) ( 0 .39 ) ( 0 .63 ) ( 1 .02 ) 18 .29
5/31/21 17 .55 0 .30 3 .17 3 .47 ( 0 .33 ) ( 0 .10 ) ( 0 .43 ) 20 .59
5/31/20 16 .57 0 .38 0 .99 1 .37 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 17 .55
5/31/19 16 .55 0 .37 0 .07 0 .44 ( 0 .35 ) ( 0 .07 ) ( 0 .42 ) 16 .57
Retirement Class:
5/31/23 18 .22 0 .38 ( 0 .47 ) ( 0 .09 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 17 .63
5/31/22 20 .52 0 .36 ( 1 .66 ) ( 1 .30 ) ( 0 .37 ) ( 0 .63 ) ( 1 .00 ) 18 .22
5/31/21 17 .48 0 .28 3 .17 3 .45 ( 0 .31 ) ( 0 .10 ) ( 0 .41 ) 20 .52
5/31/20 16 .51 0 .35 0 .99 1 .34 ( 0 .35 ) ( 0 .02 ) ( 0 .37 ) 17 .48
5/31/19 16 .49 0 .34 0 .09 0 .43 ( 0 .34 ) ( 0 .07 ) ( 0 .41 ) 16 .51
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
75
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .21 ) % $ 2,736,922 0 .19%
g
0 .10%
g
2 .44% 19%
( 6 .51 ) 2,756,707 0 .19
g
0 .10
g
2 .01 19
20 .14 2,729,084 0 .20
g
0 .10
g
1 .72 21
8 .36 2,221,699 0 .21
g
0 .10
g
2 .32 20
3 .07 1,636,541 0 .19
f
0 .08
f
2 .34 12
( 0 .27 ) 10,266 0 .29
g
0 .20
g
2 .36 19
( 6 .60 ) 10,672 0 .30
g
0 .20
g
2 .03 19
20 .00 11,420 0 .30
g
0 .20
g
1 .37 21
8 .25 4,832 0 .31
g
0 .21
g
2 .51 20
2 .95 708 0 .27
f
0 .16
f
2 .30 12
( 0 .32 ) 78,463 0 .34
g
0 .25
g
2 .30 19
( 6 .65 ) 82,754 0 .35
g
0 .25
g
2 .13 19
19 .89 316,253 0 .35
g
0 .25
g
1 .55 21
8 .25 268,403 0 .36
g
0 .25
g
2 .16 20
2 .86 257,430 0 .33
f
0 .22
f
2 .24 12
( 0 .39 ) 208,039 0 .44
g
0 .35
g
2 .20 19
( 6 .76 ) 247,101 0 .44
g
0 .35
g
1 .78 19
19 .85 310,428 0 .45
g
0 .35
g
1 .46 21
8 .10 303,700 0 .46
g
0 .35
g
2 .05 20
2 .76 316,512 0 .43
f
0 .32
f
2 .09 12

Financial Highlights
(continued)
See Notes to Financial Statements
76
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.5
LIFECYCLE INDEX 2025 FUND
Institutional Class:
5/31/23 $ 20 .07 $ 0 .45 $ ( 0 .47 ) $ ( 0 .02 ) $ ( 0 .44 ) $ ( 0 .12 ) $ ( 0 .56 ) $ 19 .49
5/31/22 22 .36 0 .43 ( 1 .83 ) ( 1 .40 ) ( 0 .45 ) ( 0 .44 ) ( 0 .89 ) 20 .07
5/31/21 18 .53 0 .35 3 .94 4 .29 ( 0 .37 ) ( 0 .09 ) ( 0 .46 ) 22 .36
5/31/20 17 .49 0 .42 1 .05 1 .47 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 18 .53
5/31/19 17 .51 0 .40 0 .02 0 .42 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 17 .49
Advisor Class:
5/31/23 20 .02 0 .44 ( 0 .47 ) ( 0 .03 ) ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 19 .45
5/31/22 22 .32 0 .42 ( 1 .85 ) ( 1 .43 ) ( 0 .43 ) ( 0 .44 ) ( 0 .87 ) 20 .02
5/31/21 18 .50 0 .31 3 .96 4 .27 ( 0 .36 ) ( 0 .09 ) ( 0 .45 ) 22 .32
5/31/20 17 .47 0 .42 1 .03 1 .45 ( 0 .40 ) ( 0 .02 ) ( 0 .42 ) 18 .50
5/31/19 17 .50 0 .40 0 .00
d
0 .40 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 17 .47
Premier Class:
5/31/23 19 .98 0 .42 ( 0 .47 ) ( 0 .05 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 19 .40
5/31/22 22 .26 0 .47 ( 1 .90 ) ( 1 .43 ) ( 0 .41 ) ( 0 .44 ) ( 0 .85 ) 19 .98
5/31/21 18 .45 0 .32 3 .92 4 .24 ( 0 .34 ) ( 0 .09 ) ( 0 .43 ) 22 .26
5/31/20 17 .41 0 .39 1 .05 1 .44 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 18 .45
5/31/19 17 .44 0 .38 0 .01 0 .39 ( 0 .37 ) ( 0 .05 ) ( 0 .42 ) 17 .41
Retirement Class:
5/31/23 19 .87 0 .40 ( 0 .47 ) ( 0 .07 ) ( 0 .38 ) ( 0 .12 ) ( 0 .50 ) 19 .30
5/31/22 22 .15 0 .37 ( 1 .82 ) ( 1 .45 ) ( 0 .39 ) ( 0 .44 ) ( 0 .83 ) 19 .87
5/31/21 18 .36 0 .30 3 .90 4 .20 ( 0 .32 ) ( 0 .09 ) ( 0 .41 ) 22 .15
5/31/20 17 .34 0 .37 1 .03 1 .40 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 18 .36
5/31/19 17 .36 0 .35 0 .03 0 .38 ( 0 .35 ) ( 0 .05 ) ( 0 .40 ) 17 .34
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
77
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
( 0 .01 ) % $ 4,888,761 0 .18%
g
0 .10%
g
2 .33% 14%
( 6 .65 ) 4,582,423 0 .19
g
0 .10
g
1 .95 14
23 .29 4,263,286 0 .19
g
0 .10
g
1 .71 18
8 .35 3,152,216 0 .20
g
0 .11
g
2 .31 17
2 .58 2,108,199 0 .18
f
0 .08
f
2 .28 11
( 0 .06 ) 22,052 0 .28
g
0 .20
g
2 .30 14
( 6 .78 ) 21,746 0 .29
g
0 .21
g
1 .92 14
23 .20 17,472 0 .29
g
0 .20
g
1 .47 18
8 .23 2,837 0 .30
g
0 .21
g
2 .30 17
2 .51 1,001 0 .28
f
0 .18
f
2 .28 11
( 0 .17 ) 119,308 0 .33
g
0 .25
g
2 .20 14
( 6 .79 ) 123,482 0 .34
g
0 .25
g
2 .06 14
23 .11 466,892 0 .34
g
0 .25
g
1 .55 18
8 .24 357,784 0 .35
g
0 .26
g
2 .15 17
2 .44 328,028 0 .33
f
0 .22
f
2 .20 11
( 0 .23 ) 391,021 0 .43
g
0 .35
g
2 .10 14
( 6 .91 ) 420,997 0 .44
g
0 .35
g
1 .71 14
22 .99 481,282 0 .44
g
0 .35
g
1 .46 18
8 .05 424,099 0 .46
g
0 .36
g
2 .05 17
2 .33 408,411 0 .43
f
0 .32
f
2 .03 11

Financial Highlights
(continued)
See Notes to Financial Statements
78
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.6
LIFECYCLE INDEX 2030 FUND
Institutional Class:
5/31/23 $ 21 .72 $ 0 .46 $ ( 0 .44 ) $ 0 .02 $ ( 0 .44 ) $ ( 0 .12 ) $ ( 0 .56 ) $ 21 .18
5/31/22 24 .08 0 .45 ( 2 .03 ) ( 1 .58 ) ( 0 .47 ) ( 0 .31 ) ( 0 .78 ) 21 .72
5/31/21 19 .40 0 .38 4 .77 5 .15 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 24 .08
5/31/20 18 .33 0 .44 1 .08 1 .52 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 19 .40
5/31/19 18 .42 0 .41 ( 0 .04 ) 0 .37 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 18 .33
Advisor Class:
5/31/23 21 .68 0 .45 ( 0 .45 ) — ( 0 .42 ) ( 0 .12 ) ( 0 .54 ) 21 .14
5/31/22 24 .04 0 .43 ( 2 .03 ) ( 1 .60 ) ( 0 .45 ) ( 0 .31 ) ( 0 .76 ) 21 .68
5/31/21 19 .38 0 .31 4 .80 5 .11 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 24 .04
5/31/20 18 .31 0 .42 1 .09 1 .51 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 19 .38
5/31/19 18 .41 0 .43 ( 0 .08 ) 0 .35 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 18 .31
Premier Class:
5/31/23 21 .60 0 .43 ( 0 .44 ) ( 0 .01 ) ( 0 .41 ) ( 0 .12 ) ( 0 .53 ) 21 .06
5/31/22 23 .96 0 .50 ( 2 .12 ) ( 1 .62 ) ( 0 .43 ) ( 0 .31 ) ( 0 .74 ) 21 .60
5/31/21 19 .31 0 .34 4 .75 5 .09 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 23 .96
5/31/20 18 .24 0 .41 1 .09 1 .50 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 19 .31
5/31/19 18 .34 0 .40 ( 0 .07 ) 0 .33 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 18 .24
Retirement Class:
5/31/23 21 .51 0 .41 ( 0 .44 ) ( 0 .03 ) ( 0 .39 ) ( 0 .12 ) ( 0 .51 ) 20 .97
5/31/22 23 .85 0 .39 ( 2 .01 ) ( 1 .62 ) ( 0 .41 ) ( 0 .31 ) ( 0 .72 ) 21 .51
5/31/21 19 .22 0 .32 4 .72 5 .04 ( 0 .33 ) ( 0 .08 ) ( 0 .41 ) 23 .85
5/31/20 18 .16 0 .39 1 .08 1 .47 ( 0 .39 ) ( 0 .02 ) ( 0 .41 ) 19 .22
5/31/19 18 .26 0 .36 ( 0 .05 ) 0 .31 ( 0 .36 ) ( 0 .05 ) ( 0 .41 ) 18 .16
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
79
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .24% $ 6,168,804 0 .18%
g
0 .10%
g
2 .22% 12%
( 6 .86 ) 5,483,743 0 .18
g
0 .10
g
1 .88 13
26 .70 4,966,053 0 .19
g
0 .10
g
1 .70 16
8 .25 3,449,438 0 .20
g
0 .10
g
2 .30 15
2 .13 2,291,258 0 .18
f
0 .08
f
2 .24 10
0 .15 33,509 0 .28
g
0 .20
g
2 .17 12
( 6 .94 ) 26,880 0 .28
g
0 .20
g
1 .83 13
26 .54 23,352 0 .29
g
0 .20
g
1 .38 16
8 .20 5,671 0 .30
g
0 .21
g
2 .20 15
2 .03 1,311 0 .28
f
0 .18
f
2 .36 10
0 .09 150,728 0 .33
g
0 .25
g
2 .09 12
( 7 .00 ) 150,515 0 .33
g
0 .25
g
2 .04 13
26 .45 475,693 0 .34
g
0 .25
g
1 .54 16
8 .14 344,547 0 .35
g
0 .25
g
2 .14 15
1 .98 318,862 0 .32
f
0 .22
f
2 .16 10
( 0 .02 ) 430,522 0 .43
g
0 .35
g
1 .97 12
( 7 .07 ) 445,022 0 .43
g
0 .35
g
1 .66 13
26 .40 496,871 0 .44
g
0 .35
g
1 .45 16
8 .02 419,628 0 .45
g
0 .35
g
2 .04 15
1 .88 392,792 0 .42
f
0 .32
f
2 .01 10

Financial Highlights
(continued)
See Notes to Financial Statements
80
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.7
LIFECYCLE INDEX 2035 FUND
Institutional Class:
5/31/23 $ 23 .28 $ 0 .47 $ ( 0 .34 ) $ 0 .13 $ ( 0 .45 ) $ ( 0 .13 ) $ ( 0 .58 ) $ 22 .83
5/31/22 25 .77 0 .46 ( 2 .18 ) ( 1 .72 ) ( 0 .50 ) ( 0 .27 ) ( 0 .77 ) 23 .28
5/31/21 20 .21 0 .40 5 .64 6 .04 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 25 .77
5/31/20 19 .12 0 .46 1 .11 1 .57 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .21
5/31/19 19 .32 0 .42 ( 0 .14 ) 0 .28 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .12
Advisor Class:
5/31/23 23 .24 0 .45 ( 0 .35 ) 0 .10 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 22 .78
5/31/22 25 .73 0 .44 ( 2 .19 ) ( 1 .75 ) ( 0 .47 ) ( 0 .27 ) ( 0 .74 ) 23 .24
5/31/21 20 .18 0 .32 5 .70 6 .02 ( 0 .39 ) ( 0 .08 ) ( 0 .47 ) 25 .73
5/31/20 19 .10 0 .50 1 .04 1 .54 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .18
5/31/19 19 .31 0 .40 ( 0 .13 ) 0 .27 ( 0 .42 ) ( 0 .06 ) ( 0 .48 ) 19 .10
Premier Class:
5/31/23 23 .14 0 .43 ( 0 .33 ) 0 .10 ( 0 .42 ) ( 0 .13 ) ( 0 .55 ) 22 .69
5/31/22 25 .63 0 .51 ( 2 .27 ) ( 1 .76 ) ( 0 .46 ) ( 0 .27 ) ( 0 .73 ) 23 .14
5/31/21 20 .11 0 .36 5 .61 5 .97 ( 0 .37 ) ( 0 .08 ) ( 0 .45 ) 25 .63
5/31/20 19 .02 0 .43 1 .11 1 .54 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .11
5/31/19 19 .22 0 .40 ( 0 .14 ) 0 .26 ( 0 .40 ) ( 0 .06 ) ( 0 .46 ) 19 .02
Retirement Class:
5/31/23 23 .04 0 .41 ( 0 .33 ) 0 .08 ( 0 .40 ) ( 0 .13 ) ( 0 .53 ) 22 .59
5/31/22 25 .52 0 .40 ( 2 .18 ) ( 1 .78 ) ( 0 .43 ) ( 0 .27 ) ( 0 .70 ) 23 .04
5/31/21 20 .02 0 .33 5 .60 5 .93 ( 0 .35 ) ( 0 .08 ) ( 0 .43 ) 25 .52
5/31/20 18 .94 0 .41 1 .10 1 .51 ( 0 .41 ) ( 0 .02 ) ( 0 .43 ) 20 .02
5/31/19 19 .14 0 .37 ( 0 .13 ) 0 .24 ( 0 .38 ) ( 0 .06 ) ( 0 .44 ) 18 .94
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
81
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .69% $ 6,172,055 0 .17%
g
0 .10%
g
2 .11% 12%
( 7 .00 ) 5,330,114 0 .18
g
0 .10
g
1 .81 12
30 .12 4,697,189 0 .18
g
0 .10
g
1 .70 15
8 .12 3,151,680 0 .19
g
0 .11
g
2 .30 14
1 .66 2,077,146 0 .17
f
0 .08
f
2 .20 7
0 .56 25,308 0 .27
g
0 .20
g
2 .03 12
( 7 .09 ) 18,143 0 .28
g
0 .20
g
1 .72 12
30 .03 15,231 0 .28
g
0 .20
g
1 .37 15
8 .02 3,623 0 .29
g
0 .20
g
2 .51 14
1 .52 1,036 0 .27
f
0 .18
f
2 .12 7
0 .54 169,166 0 .32
g
0 .25
g
1 .96 12
( 7 .18 ) 161,087 0 .33
g
0 .25
g
1 .97 12
29 .90 470,422 0 .33
g
0 .25
g
1 .54 15
8 .02 331,062 0 .34
g
0 .26
g
2 .15 14
1 .46 295,473 0 .32
f
0 .23
f
2 .10 7
0 .43 398,405 0 .42
g
0 .35
g
1 .86 12
( 7 .26 ) 401,495 0 .43
g
0 .35
g
1 .58 12
29 .81 451,962 0 .43
g
0 .35
g
1 .45 15
7 .89 372,294 0 .44
g
0 .36
g
2 .04 14
1 .36 353,729 0 .42
f
0 .33
f
1 .94 7

Financial Highlights
(continued)
See Notes to Financial Statements
82
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.8
LIFECYCLE INDEX 2040 FUND
Institutional Class:
5/31/23 $ 24 .55 $ 0 .48 $ ( 0 .23 ) $ 0 .25 $ ( 0 .47 ) $ ( 0 .13 ) $ ( 0 .60 ) $ 24 .20
5/31/22 27 .19 0 .48 ( 2 .30 ) ( 1 .82 ) ( 0 .53 ) ( 0 .29 ) ( 0 .82 ) 24 .55
5/31/21 20 .71 0 .41 6 .56 6 .97 ( 0 .41 ) ( 0 .08 ) ( 0 .49 ) 27 .19
5/31/20 19 .65 0 .47 1 .08 1 .55 ( 0 .47 ) ( 0 .02 ) ( 0 .49 ) 20 .71
5/31/19 19 .96 0 .42 ( 0 .25 ) 0 .17 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .65
Advisor Class:
5/31/23 24 .51 0 .47 ( 0 .24 ) 0 .23 ( 0 .45 ) ( 0 .13 ) ( 0 .58 ) 24 .16
5/31/22 27 .16 0 .47 ( 2 .32 ) ( 1 .85 ) ( 0 .51 ) ( 0 .29 ) ( 0 .80 ) 24 .51
5/31/21 20 .69 0 .31 6 .64 6 .95 ( 0 .40 ) ( 0 .08 ) ( 0 .48 ) 27 .16
5/31/20 19 .63 0 .47 1 .07 1 .54 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .69
5/31/19 19 .94 0 .40 ( 0 .24 ) 0 .16 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .63
Premier Class:
5/31/23 24 .40 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .13 ) ( 0 .56 ) 24 .05
5/31/22 27 .04 0 .54 ( 2 .40 ) ( 1 .86 ) ( 0 .49 ) ( 0 .29 ) ( 0 .78 ) 24 .40
5/31/21 20 .60 0 .36 6 .54 6 .90 ( 0 .38 ) ( 0 .08 ) ( 0 .46 ) 27 .04
5/31/20 19 .55 0 .44 1 .07 1 .51 ( 0 .44 ) ( 0 .02 ) ( 0 .46 ) 20 .60
5/31/19 19 .86 0 .41 ( 0 .27 ) 0 .14 ( 0 .40 ) ( 0 .05 ) ( 0 .45 ) 19 .55
Retirement Class:
5/31/23 24 .30 0 .42 ( 0 .22 ) 0 .20 ( 0 .41 ) ( 0 .13 ) ( 0 .54 ) 23 .96
5/31/22 26 .93 0 .42 ( 2 .30 ) ( 1 .88 ) ( 0 .46 ) ( 0 .29 ) ( 0 .75 ) 24 .30
5/31/21 20 .52 0 .34 6 .51 6 .85 ( 0 .36 ) ( 0 .08 ) ( 0 .44 ) 26 .93
5/31/20 19 .47 0 .42 1 .07 1 .49 ( 0 .42 ) ( 0 .02 ) ( 0 .44 ) 20 .52
5/31/19 19 .78 0 .37 ( 0 .25 ) 0 .12 ( 0 .38 ) ( 0 .05 ) ( 0 .43 ) 19 .47
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
83
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .15% $ 6,388,981 0 .17%
g
0 .10%
g
2 .03% 13%
( 7 .00 ) 5,515,470 0 .17
g
0 .10
g
1 .78 12
33 .87 4,914,220 0 .18
g
0 .10
g
1 .68 14
7 .81 3,297,735 0 .19
g
0 .10
g
2 .28 11
1 .08 2,269,054 0 .17
f
0 .08
f
2 .14 6
1 .05 24,491 0 .27
g
0 .20
g
2 .00 13
( 7 .12 ) 21,468 0 .27
g
0 .20
g
1 .75 12
33 .78 16,071 0 .28
g
0 .20
g
1 .25 14
7 .75 3,215 0 .28
g
0 .19
g
2 .30 11
0 .96 2,047 0 .25
f
0 .16
f
2 .02 6
0 .99 176,064 0 .32
g
0 .25
g
1 .88 13
( 7 .18 ) 172,180 0 .32
g
0 .25
g
1 .98 12
33 .69 447,061 0 .33
g
0 .25
g
1 .50 14
7 .65 291,837 0 .34
g
0 .25
g
2 .12 11
0 .87 258,812 0 .31
f
0 .23
f
2 .09 6
0 .93 374,723 0 .42
g
0 .35
g
1 .79 13
( 7 .26 ) 385,438 0 .42
g
0 .35
g
1 .55 12
33 .55 435,795 0 .43
g
0 .35
g
1 .42 14
7 .58 348,208 0 .44
g
0 .35
g
2 .02 11
0 .77 336,720 0 .42
f
0 .33
f
1 .89 6

Financial Highlights
(continued)
See Notes to Financial Statements
84
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
14.9
LIFECYCLE INDEX 2045 FUND
Institutional Class:
5/31/23 $ 25 .39 $ 0 .48 $ ( 0 .24 ) $ 0 .24 $ ( 0 .47 ) $ ( 0 .11 ) $ ( 0 .58 ) $ 25 .05
5/31/22 27 .98 0 .49 ( 2 .35 ) ( 1 .86 ) ( 0 .55 ) ( 0 .18 ) ( 0 .73 ) 25 .39
5/31/21 20 .68 0 .41 7 .34 7 .75 ( 0 .41 ) ( 0 .04 ) ( 0 .45 ) 27 .98
5/31/20 19 .69 0 .47 1 .02 1 .49 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .68
5/31/19 20 .09 0 .42 ( 0 .34 ) 0 .08 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .69
Advisor Class:
5/31/23 25 .33 0 .46 ( 0 .23 ) 0 .23 ( 0 .45 ) ( 0 .11 ) ( 0 .56 ) 25 .00
5/31/22 27 .93 0 .49 ( 2 .38 ) ( 1 .89 ) ( 0 .53 ) ( 0 .18 ) ( 0 .71 ) 25 .33
5/31/21 20 .65 0 .32 7 .39 7 .71 ( 0 .39 ) ( 0 .04 ) ( 0 .43 ) 27 .93
5/31/20 19 .66 0 .48 0 .99 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .65
5/31/19 20 .08 0 .42 ( 0 .37 ) 0 .05 ( 0 .42 ) ( 0 .05 ) ( 0 .47 ) 19 .66
Premier Class:
5/31/23 25 .25 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .11 ) ( 0 .54 ) 24 .92
5/31/22 27 .83 0 .62 ( 2 .51 ) ( 1 .89 ) ( 0 .51 ) ( 0 .18 ) ( 0 .69 ) 25 .25
5/31/21 20 .58 0 .36 7 .31 7 .67 ( 0 .38 ) ( 0 .04 ) ( 0 .42 ) 27 .83
5/31/20 19 .60 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .58
5/31/19 20 .00 0 .41 ( 0 .35 ) 0 .06 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .60
Retirement Class:
5/31/23 25 .12 0 .42 ( 0 .23 ) 0 .19 ( 0 .41 ) ( 0 .11 ) ( 0 .52 ) 24 .79
5/31/22 27 .70 0 .43 ( 2 .35 ) ( 1 .92 ) ( 0 .48 ) ( 0 .18 ) ( 0 .66 ) 25 .12
5/31/21 20 .49 0 .34 7 .26 7 .60 ( 0 .35 ) ( 0 .04 ) ( 0 .39 ) 27 .70
5/31/20 19 .51 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .49
5/31/19 19 .91 0 .36 ( 0 .32 ) 0 .04 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .51
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
85
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .11% $ 5,095,781 0 .17%
g
0 .10%
g
1 .96% 10%
( 6 .92 ) 4,224,772 0 .17
g
0 .10
g
1 .75 11
37 .71 3,640,347 0 .17
g
0 .10
g
1 .65 11
7 .43 2,269,913 0 .19
g
0 .10
g
2 .27 6
0 .58 1,451,216 0 .17
f
0 .08
f
2 .10 4
1 .05 24,082 0 .27
g
0 .20
g
1 .90 10
( 7 .04 ) 18,259 0 .27
g
0 .20
g
1 .77 11
37 .58 12,840 0 .28
g
0 .20
g
1 .29 11
7 .37 2,504 0 .29
g
0 .21
g
2 .31 6
0 .41 1,162 0 .27
f
0 .18
f
2 .10 4
0 .99 103,386 0 .32
g
0 .25
g
1 .84 10
( 7 .06 ) 90,924 0 .32
g
0 .25
g
2 .17 11
37 .48 352,496 0 .32
g
0 .25
g
1 .47 11
7 .28 225,642 0 .34
g
0 .25
g
2 .12 6
0 .43 195,595 0 .32
f
0 .22
f
2 .05 4
0 .89 297,992 0 .42
g
0 .35
g
1 .76 10
( 7 .18 ) 308,109 0 .42
g
0 .35
g
1 .54 11
37 .32 328,342 0 .42
g
0 .35
g
1 .40 11
7 .21 256,314 0 .44
g
0 .35
g
2 .03 6
0 .32 236,400 0 .42
f
0 .32
f
1 .83 4

Financial Highlights
(continued)
See Notes to Financial Statements
86
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.01
LIFECYCLE INDEX 2050 FUND
Institutional Class:
5/31/23 $ 25 .69 $ 0 .47 $ ( 0 .23 ) $ 0 .24 $ ( 0 .47 ) $ ( 0 .09 ) $ ( 0 .56 ) $ 25 .37
5/31/22 28 .25 0 .49 ( 2 .37 ) ( 1 .88 ) ( 0 .56 ) ( 0 .12 ) ( 0 .68 ) 25 .69
5/31/21 20 .75 0 .41 7 .53 7 .94 ( 0 .41 ) ( 0 .03 ) ( 0 .44 ) 28 .25
5/31/20 19 .75 0 .47 1 .03 1 .50 ( 0 .48 ) ( 0 .02 ) ( 0 .50 ) 20 .75
5/31/19 20 .17 0 .42 ( 0 .35 ) 0 .07 ( 0 .44 ) ( 0 .05 ) ( 0 .49 ) 19 .75
Advisor Class:
5/31/23 25 .64 0 .48 ( 0 .26 ) 0 .22 ( 0 .45 ) ( 0 .09 ) ( 0 .54 ) 25 .32
5/31/22 28 .21 0 .49 ( 2 .40 ) ( 1 .91 ) ( 0 .54 ) ( 0 .12 ) ( 0 .66 ) 25 .64
5/31/21 20 .72 0 .33 7 .58 7 .91 ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 28 .21
5/31/20 19 .73 0 .50 0 .97 1 .47 ( 0 .46 ) ( 0 .02 ) ( 0 .48 ) 20 .72
5/31/19 20 .16 0 .41 ( 0 .36 ) 0 .05 ( 0 .43 ) ( 0 .05 ) ( 0 .48 ) 19 .73
Premier Class:
5/31/23 25 .54 0 .44 ( 0 .23 ) 0 .21 ( 0 .43 ) ( 0 .09 ) ( 0 .52 ) 25 .23
5/31/22 28 .09 0 .64 ( 2 .55 ) ( 1 .91 ) ( 0 .52 ) ( 0 .12 ) ( 0 .64 ) 25 .54
5/31/21 20 .63 0 .36 7 .51 7 .87 ( 0 .38 ) ( 0 .03 ) ( 0 .41 ) 28 .09
5/31/20 19 .65 0 .44 1 .01 1 .45 ( 0 .45 ) ( 0 .02 ) ( 0 .47 ) 20 .63
5/31/19 20 .07 0 .41 ( 0 .37 ) 0 .04 ( 0 .41 ) ( 0 .05 ) ( 0 .46 ) 19 .65
Retirement Class:
5/31/23 25 .41 0 .42 ( 0 .25 ) 0 .17 ( 0 .40 ) ( 0 .09 ) ( 0 .49 ) 25 .09
5/31/22 27 .95 0 .42 ( 2 .35 ) ( 1 .93 ) ( 0 .49 ) ( 0 .12 ) ( 0 .61 ) 25 .41
5/31/21 20 .54 0 .34 7 .45 7 .79 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 27 .95
5/31/20 19 .56 0 .42 1 .01 1 .43 ( 0 .43 ) ( 0 .02 ) ( 0 .45 ) 20 .54
5/31/19 19 .98 0 .36 ( 0 .34 ) 0 .02 ( 0 .39 ) ( 0 .05 ) ( 0 .44 ) 19 .56
a
Based on average shares outstanding.
b
Percentage is not annualized.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
87
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .07% $ 4,258,463 0 .17%
g
0 .10%
g
1 .93% 8%
( 6 .92 ) 3,473,689 0 .17
g
0 .10
g
1 .75 11
38 .50 2,948,578 0 .18
g
0 .10
g
1 .63 9
7 .46 1,786,312 0 .19
g
0 .10
g
2 .26 5
0 .47 1,066,667 0 .18
f
0 .08
f
2 .08 5
0 .99 19,403 0 .27
g
0 .20
g
1 .96 8
( 7 .04 ) 14,242 0 .27
g
0 .20
g
1 .75 11
38 .42 10,851 0 .27
g
0 .20
g
1 .30 9
7 .35 2,546 0 .28
g
0 .20
g
2 .41 5
0 .37 1,200 0 .27
f
0 .17
f
2 .07 5
0 .96 83,196 0 .32
g
0 .25
g
1 .79 8
( 7 .06 ) 80,318 0 .32
g
0 .25
g
2 .20 11
38 .36 295,691 0 .33
g
0 .25
g
1 .47 9
7 .26 188,481 0 .34
g
0 .25
g
2 .11 5
0 .32 157,105 0 .32
f
0 .22
f
2 .06 5
0 .82 251,668 0 .42
g
0 .35
g
1 .74 8
( 7 .15 ) 271,085 0 .42
g
0 .35
g
1 .52 11
38 .15 285,738 0 .43
g
0 .35
g
1 .41 9
7 .19 218,846 0 .45
g
0 .35
g
2 .04 5
0 .21 202,199 0 .42
f
0 .32
f
1 .83 5

Financial Highlights
(continued)
See Notes to Financial Statements
88
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.1
LIFECYCLE INDEX 2055 FUND
Institutional Class:
5/31/23 $ 20 .70 $ 0 .38 $ ( 0 .19 ) $ 0 .19 $ ( 0 .37 ) $ ( 0 .06 ) $ ( 0 .43 ) $ 20 .46
5/31/22 22 .70 0 .40 ( 1 .92 ) ( 1 .52 ) ( 0 .45 ) ( 0 .03 ) ( 0 .48 ) 20 .70
5/31/21 16 .59 0 .32 6 .14 6 .46 ( 0 .33 ) ( 0 .02 ) ( 0 .35 ) 22 .70
5/31/20 15 .80 0 .37 0 .82 1 .19 ( 0 .38 ) ( 0 .02 ) ( 0 .40 ) 16 .59
5/31/19 16 .15 0 .33 ( 0 .30 ) 0 .03 ( 0 .35 ) ( 0 .03 ) ( 0 .38 ) 15 .80
Advisor Class:
5/31/23 20 .66 0 .36 ( 0 .18 ) 0 .18 ( 0 .36 ) ( 0 .06 ) ( 0 .42 ) 20 .42
5/31/22 22 .66 0 .38 ( 1 .92 ) ( 1 .54 ) ( 0 .43 ) ( 0 .03 ) ( 0 .46 ) 20 .66
5/31/21 16 .57 0 .29 6 .13 6 .42 ( 0 .31 ) ( 0 .02 ) ( 0 .33 ) 22 .66
5/31/20 15 .79 0 .35 0 .82 1 .17 ( 0 .37 ) ( 0 .02 ) ( 0 .39 ) 16 .57
5/31/19 16 .14 0 .33 ( 0 .31 ) 0 .02 ( 0 .34 ) ( 0 .03 ) ( 0 .37 ) 15 .79
Premier Class:
5/31/23 20 .63 0 .35 ( 0 .19 ) 0 .16 ( 0 .34 ) ( 0 .06 ) ( 0 .40 ) 20 .39
5/31/22 22 .62 0 .53 ( 2 .07 ) ( 1 .54 ) ( 0 .42 ) ( 0 .03 ) ( 0 .45 ) 20 .63
5/31/21 16 .54 0 .29 6 .11 6 .40 ( 0 .30 ) ( 0 .02 ) ( 0 .32 ) 22 .62
5/31/20 15 .76 0 .35 0 .81 1 .16 ( 0 .36 ) ( 0 .02 ) ( 0 .38 ) 16 .54
5/31/19 16 .11 0 .34 ( 0 .33 ) 0 .01 ( 0 .33 ) ( 0 .03 ) ( 0 .36 ) 15 .76
Retirement Class:
5/31/23 20 .57 0 .35 ( 0 .20 ) 0 .15 ( 0 .33 ) ( 0 .06 ) ( 0 .39 ) 20 .33
5/31/22 22 .56 0 .34 ( 1 .91 ) ( 1 .57 ) ( 0 .39 ) ( 0 .03 ) ( 0 .42 ) 20 .57
5/31/21 16 .50 0 .28 6 .08 6 .36 ( 0 .28 ) ( 0 .02 ) ( 0 .30 ) 22 .56
5/31/20 15 .73 0 .34 0 .79 1 .13 ( 0 .34 ) ( 0 .02 ) ( 0 .36 ) 16 .50
5/31/19 16 .07 0 .29 ( 0 .29 ) 0 .00
d
( 0 .31 ) ( 0 .03 ) ( 0 .34 ) 15 .73
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
89
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .10% $ 2,428,738 0 .18%
g
0 .10%
g
1 .92% 7%
( 6 .91 ) 1,822,272 0 .18
g
0 .10
g
1 .75 11
39 .14 1,478,111 0 .18
g
0 .10
g
1 .61 6
7 .37 801,496 0 .20
g
0 .11
g
2 .23 7
0 .34 439,798 0 .20
f
0 .09
f
2 .04 4
1 .02 16,680 0 .27
g
0 .20
g
1 .85 7
( 7 .00 ) 12,050 0 .28
g
0 .20
g
1 .71 11
38 .98 8,251 0 .28
g
0 .20
g
1 .46 6
7 .24 1,534 0 .29
g
0 .20
g
2 .13 7
0 .30 755 0 .28
f
0 .17
f
2 .11 4
0 .95 37,212 0 .33
g
0 .25
g
1 .78 7
( 7 .02 ) 33,219 0 .33
g
0 .25
g
2 .28 11
38 .91 142,662 0 .33
g
0 .25
g
1 .45 6
7 .19 79,521 0 .35
g
0 .26
g
2 .09 7
0 .20 57,625 0 .34
f
0 .23
f
2 .10 4
0 .85 135,316 0 .43
g
0 .35
g
1 .76 7
( 7 .13 ) 149,174 0 .43
g
0 .35
g
1 .52 11
38 .76 149,564 0 .43
g
0 .35
g
1 .44 6
7 .05 114,986 0 .46
g
0 .36
g
2 .02 7
0 .16 98,131 0 .44
f
0 .33
f
1 .84 4

Financial Highlights
(continued)
See Notes to Financial Statements
90
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.2
LIFECYCLE INDEX 2060 FUND
Institutional Class:
5/31/23 $ 15 .99 $ 0 .29 $ ( 0 .12 ) $ 0 .17 $ ( 0 .29 ) $ ( 0 .04 ) $ ( 0 .33 ) $ 15 .83
5/31/22 17 .52 0 .30 ( 1 .47 ) ( 1 .17 ) ( 0 .35 ) ( 0 .01 ) ( 0 .36 ) 15 .99
5/31/21 12 .75 0 .25 4 .78 5 .03 ( 0 .25 ) ( 0 .01 ) ( 0 .26 ) 17 .52
5/31/20 12 .14 0 .28 0 .63 0 .91 ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 12 .75
5/31/19 12 .44 0 .26 ( 0 .24 ) 0 .02 ( 0 .27 ) ( 0 .05 ) ( 0 .32 ) 12 .14
Advisor Class:
5/31/23 15 .98 0 .29 ( 0 .15 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .81
5/31/22 17 .51 0 .29 ( 1 .48 ) ( 1 .19 ) ( 0 .33 ) ( 0 .01 ) ( 0 .34 ) 15 .98
5/31/21 12 .75 0 .20 4 .81 5 .01 ( 0 .24 ) ( 0 .01 ) ( 0 .25 ) 17 .51
5/31/20 12 .15 0 .27 0 .62 0 .89 ( 0 .28 ) ( 0 .01 ) ( 0 .29 ) 12 .75
5/31/19 12 .45 0 .26 ( 0 .25 ) 0 .01 ( 0 .26 ) ( 0 .05 ) ( 0 .31 ) 12 .15
Premier Class:
5/31/23 15 .96 0 .27 ( 0 .13 ) 0 .14 ( 0 .27 ) ( 0 .04 ) ( 0 .31 ) 15 .79
5/31/22 17 .48 0 .40 ( 1 .59 ) ( 1 .19 ) ( 0 .32 ) ( 0 .01 ) ( 0 .33 ) 15 .96
5/31/21 12 .73 0 .22 4 .77 4 .99 ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 17 .48
5/31/20 12 .13 0 .27 0 .61 0 .88 ( 0 .27 ) ( 0 .01 ) ( 0 .28 ) 12 .73
5/31/19 12 .43 0 .24 ( 0 .24 ) 0 .00
d
( 0 .25 ) ( 0 .05 ) ( 0 .30 ) 12 .13
Retirement Class:
5/31/23 15 .92 0 .27 ( 0 .15 ) 0 .12 ( 0 .25 ) ( 0 .04 ) ( 0 .29 ) 15 .75
5/31/22 17 .44 0 .26 ( 1 .46 ) ( 1 .20 ) ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) 15 .92
5/31/21 12 .70 0 .22 4 .75 4 .97 ( 0 .22 ) ( 0 .01 ) ( 0 .23 ) 17 .44
5/31/20 12 .11 0 .26 0 .60 0 .86 ( 0 .26 ) ( 0 .01 ) ( 0 .27 ) 12 .70
5/31/19 12 .41 0 .23 ( 0 .24 ) ( 0 .01 ) ( 0 .24 ) ( 0 .05 ) ( 0 .29 ) 12 .11
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
f
From June 1, 2018 through September 30, 2018, the Fund's expenses do not include the expenses of the Underlying Funds. Beginning October 1, 2018, the
Lifecycle Index Fund's expenses include the expenses of the Underlying Funds.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
91
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .20% $ 1,257,068 0 .19%
g
0 .10%
g
1 .92% 7%
( 6 .93 ) 828,871 0 .19
g
0 .10
g
1 .75 10
39 .68 600,348 0 .21
g
0 .10
g
1 .59 6
7 .36 267,485 0 .26
g
0 .11
g
2 .21 16
0 .25 112,059 0 .32
f
0 .08
f
2 .15 28
1 .05 10,940 0 .28
g
0 .20
g
1 .89 7
( 7 .01 ) 9,092 0 .29
g
0 .20
g
1 .69 10
39 .51 5,527 0 .30
g
0 .20
g
1 .31 6
7 .21 1,292 0 .35
g
0 .20
g
2 .11 16
0 .22 590 0 .39
f
0 .17
f
2 .16 28
0 .99 21,158 0 .34
g
0 .25
g
1 .76 7
( 7 .01 ) 15,601 0 .34
g
0 .25
g
2 .23 10
39 .44 40,943 0 .35
g
0 .25
g
1 .42 6
7 .17 17,927 0 .41
g
0 .26
g
2 .09 16
0 .12 8,644 0 .46
f
0 .23
f
1 .95 28
0 .90 63,746 0 .44
g
0 .35
g
1 .79 7
( 7 .11 ) 67,009 0 .44
g
0 .35
g
1 .50 10
39 .33 55,903 0 .45
g
0 .35
g
1 .43 6
7 .01 37,293 0 .51
g
0 .36
g
2 .00 16
0 .05 25,636 0 .56
f
0 .33
f
1 .89 28

Financial Highlights
(continued)
See Notes to Financial Statements
92
Financial Highlights
(continued)
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
15.3
LIFECYCLE INDEX 2065 FUND
Institutional Class:
5/31/23 $ 11 .40 $ 0 .21 $ ( 0 .08 ) $ 0 .13 $ ( 0 .20 ) $ ( 0 .02 ) $ ( 0 .22 ) $ 11 .31
5/31/22 12 .45 0 .21 ( 1 .02 ) ( 0 .81 ) ( 0 .23 ) ( 0 .01 ) ( 0 .24 ) 11 .40
5/31/21
*
10 .00 0 .15 2 .48 2 .63 ( 0 .18 ) — ( 0 .18 ) 12 .45
Advisor Class:
5/31/23 11 .27 0 .12 0 .00
d
0 .12 ( 0 .20 ) ( 0 .02 ) ( 0 .22 ) 11 .17
5/31/22 12 .46 0 .22 ( 1 .04 ) ( 0 .82 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .27
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Premier Class:
5/31/23 11 .26 0 .19 ( 0 .08 ) 0 .11 ( 0 .19 ) ( 0 .02 ) ( 0 .21 ) 11 .16
5/31/22 12 .46 0 .18 ( 1 .01 ) ( 0 .83 ) ( 0 .36 ) ( 0 .01 ) ( 0 .37 ) 11 .26
5/31/21
*
10 .00 0 .16 2 .48 2 .64 ( 0 .18 ) — ( 0 .18 ) 12 .46
Retirement Class:
5/31/23 11 .27 0 .17 ( 0 .07 ) 0 .10 ( 0 .18 ) ( 0 .02 ) ( 0 .20 ) 11 .17
5/31/22 12 .44 0 .17 ( 1 .04 ) ( 0 .87 ) ( 0 .29 ) ( 0 .01 ) ( 0 .30 ) 11 .27
5/31/21
*
10 .00 0 .15 2 .46 2 .61 ( 0 .17 ) — ( 0 .17 ) 12 .44
*
The Fund commenced operations on September 30, 2020.
a
Based on average shares outstanding.
b
Percentage is not annualized.
c
Percentage is annualized.
g
The Fund's expenses include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
93
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
Net
Expenses
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .29% $ 119,873 0 .38%
g
0 .10%
g
1 .90% 22%
( 6 .70 ) 44,526 0 .82
g
0 .11
g
1 .76 108
26 .45 7,131 3 .91
c ,g
0 .10
c ,g
2 .02
c
36
1 .22 2,377 0 .45
g
0 .18
g
1 .11 22
( 6 .83 ) 716 0 .83
g
0 .13
g
1 .81 108
26 .48 626 4 .26
c ,g
0 .25
c ,g
2 .16
c
36
1 .11 1,229 0 .53
g
0 .25
g
1 .75 22
( 6 .90 ) 808 0 .97
g
0 .25
g
1 .49 108
26 .48 637 4 .41
c ,g
0 .25
c ,g
2 .14
c
36
1 .03 4,689 0 .63
g
0 .35
g
1 .62 22
( 7 .26 ) 1,740 1 .08
g
0 .36
g
1 .42 108
26 .35 693 4 .54
c ,g
0 .35
c ,g
2 .00
c
36

94
Notes to Financial Statements
1. Organization
The Lifecycle Index Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the "Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Class W shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class and Retirement
Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

95
New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index Retirement Income
Registered investment companies $615,357,129 $— $— $615,357,129
Short-term investments — 580,000 — 580,000
Total $615,357,129 $580,000 $— $615,937,129
1 1 1 1 1
Lifecycle Index 2010
Registered investment companies $630,265,205 $— $— $630,265,205
Short-term investments — 555,000 — 555,000
Total $630,265,205 $555,000 $— $630,820,205
1 1 1 1 1
Lifecycle Index 2015
Registered investment companies $1,041,128,557 $— $— $1,041,128,557
Short-term investments — 970,000 — 970,000
Total $1,041,128,557 $970,000 $— $1,042,098,557
1 1 1 1 1

Notes to Financial Statements
(continued)
96
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifecycle Index 2020
Registered investment companies $3,031,377,092 $— $— $3,031,377,092
Short-term investments — 2,560,000 — 2,560,000
Total $3,031,377,092 $2,560,000 $— $3,033,937,092
1 1 1 1 1
Lifecycle Index 2025
Registered investment companies $5,414,877,305 $— $— $5,414,877,305
Short-term investments — 3,100,000 — 3,100,000
Total $5,414,877,305 $3,100,000 $— $5,417,977,305
1 1 1 1 1
Lifecycle Index 2030
Registered investment companies $6,772,925,429 $— $— $6,772,925,429
Short-term investments — 4,680,000 — 4,680,000
Total $6,772,925,429 $4,680,000 $— $6,777,605,429
1 1 1 1 1
Lifecycle Index 2035
Registered investment companies $6,757,423,430 $— $— $6,757,423,430
Short-term investments — 11,660,000 — 11,660,000
Total $6,757,423,430 $11,660,000 $— $6,769,083,430
1 1 1 1 1
Lifecycle Index 2040
Registered investment companies $6,949,398,812 $— $— $6,949,398,812
Short-term investments — 7,020,000 — 7,020,000
Total $6,949,398,812 $7,020,000 $— $6,956,418,812
1 1 1 1 1
Lifecycle Index 2045
Registered investment companies $5,511,155,375 $— $— $5,511,155,375
Short-term investments — 7,075,000 — 7,075,000
Total $5,511,155,375 $7,075,000 $— $5,518,230,375
1 1 1 1 1
Lifecycle Index 2050
Registered investment companies $4,603,382,164 $— $— $4,603,382,164
Short-term investments — 7,110,000 — 7,110,000
Total $4,603,382,164 $7,110,000 $— $4,610,492,164
1 1 1 1 1
Lifecycle Index 2055
Registered investment companies $2,612,190,587 $— $— $2,612,190,587
Short-term investments — 4,505,000 — 4,505,000
Total $2,612,190,587 $4,505,000 $— $2,616,695,587
1 1 1 1 1
Lifecycle Index 2060
Registered investment companies $1,349,073,394 $— $— $1,349,073,394
Short-term investments — 2,735,000 — 2,735,000
Total $1,349,073,394 $2,735,000 $— $1,351,808,394
1 1 1 1 1
Lifecycle Index 2065
Registered investment companies $127,479,843 $— $— $127,479,843
Short-term investments — 540,000 — 540,000
Total $127,479,843 $540,000 $— $128,019,843
1 1 1 1 1

97
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
14.1
Lifecycle Index Retirement Income $ 170,356,513 $ 141,586,014
14.2
Lifecycle Index 2010 170,059,196 137,927,733
14.3
Lifecycle Index 2015 185,283,783 214,051,927
14.4
Lifecycle Index 2020 577,925,970 557,006,822
14.5
Lifecycle Index 2025 1,083,122,034 697,192,219
14.6
Lifecycle Index 2030 1,499,219,182 719,387,333
14.7
Lifecycle Index 2035 1,673,193,330 755,541,938
14.8
Lifecycle Index 2040 1,710,743,494 816,638,637
14.9
Lifecycle Index 2045 1,355,154,550 465,488,597
15.01
Lifecycle Index 2050 1,090,637,623 309,660,762
15.1
Lifecycle Index 2055 749,969,755 152,924,011
15.2
Lifecycle Index 2060 494,628,849 71,299,989
15.3
Lifecycle Index 2065 95,067,347 17,611,994
Year Ended
5/31/23
Year Ended
5/31/22
14.1
Lifecycle Index Retirement Income Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 11,986,225 $ 177,145,467 12,575,758 $ 210,675,605
Advisor Class 67,672 1,002,406 102,421 1,716,222
Premier Class 48,132 717,389 161,041 2,776,065
Retirement Class 236,422 3,516,792 607,456 10,343,368
Total subscriptions 12,338,451 182,382,054 13,446,676 225,511,260
Reinvestments of distributions:
Institutional Class 1,151,621 16,632,861 1,270,015 21,490,375
Advisor Class 4,988 72,028 6,715 113,592
Premier Class 4,572 65,970 45,685 775,303
Retirement Class 78,741 1,134,783 106,694 1,802,485
Total reinvestments of distributions 1,239,922 17,905,642 1,429,109 24,181,755
Redemptions:
Institutional Class (10,613,893) (156,450,550) (9,676,743) (162,321,585)
Advisor Class (91,914) (1,356,812) (65,088) (1,024,166)
Premier Class (90,848) (1,337,916) (1,429,368) (24,249,034)
Retirement Class (527,796) (7,710,360) (882,919) (14,915,227)
Total redemptions (11,324,451) (166,855,638) (12,054,118) (202,510,012)
Net increase (decrease) from shareholder transactions 2,253,922 $ 33,432,058 2,821,667 $ 47,183,003
Year Ended
5/31/23
Year Ended
5/31/22
14.2
Lifecycle Index 2010 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 8,598,657 $ 133,984,767 7,692,685 $ 137,440,086
Advisor Class 153,850 2,411,354 12,364 219,811
Premier Class 117,623 1,824,406 221,777 3,983,386
Retirement Class 348,180 5,342,411 640,586 11,313,904
Total subscriptions 9,218,310 143,562,938 8,567,412 152,957,187
Reinvestments of distributions:
Institutional Class 1,165,737 17,660,911 1,460,551 25,807,942
Advisor Class 3,692 55,966 4,487 79,288
Premier Class 37,911 572,451 90,331 1,590,722
Retirement Class 126,741 1,903,649 203,185 3,559,797
Total reinvestments of distributions 1,334,081 20,192,977 1,758,554 31,037,749
Redemptions:
Institutional Class (6,763,434) (105,147,400) (7,656,887) (134,974,480)
Advisor Class (133,704) (2,094,288) (18,799) (340,286)
Premier Class (235,778) (3,646,327) (1,428,331) (25,502,732)
Retirement Class (1,150,544) (17,594,517) (1,112,863) (19,415,719)
Total redemptions (8,283,460) (128,482,532) (10,216,880) (180,233,217)
Net increase (decrease) from shareholder transactions 2,268,931 $ 35,273,383 109,086 $ 3,761,719

Notes to Financial Statements
(continued)
98
Year Ended
5/31/23
Year Ended
5/31/22
14.3
Lifecycle Index 2015 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 8,706,481 $ 141,923,060 14,720,742 $ 277,166,164
Advisor Class 18,825 307,570 79,095 1,512,539
Premier Class 180,499 2,935,807 323,706 6,105,260
Retirement Class 619,327 9,971,989 742,144 13,755,009
Total subscriptions 9,525,132 155,138,426 15,865,687 298,538,972
Reinvestments of distributions:
Institutional Class 1,779,925 28,300,802 2,618,344 48,779,749
Advisor Class 3,119 49,600 6,333 117,985
Premier Class 54,348 860,335 225,204 4,179,785
Retirement Class 176,988 2,794,638 304,857 5,639,851
Total reinvestments of distributions 2,014,380 32,005,375 3,154,738 58,717,370
Redemptions:
Institutional Class (11,197,249) (182,811,932) (10,887,395) (202,244,641)
Advisor Class (15,822) (258,604) (61,159) (1,049,625)
Premier Class (413,689) (6,699,580) (3,661,529) (68,419,546)
Retirement Class (1,298,332) (20,940,203) (1,782,248) (32,958,095)
Total redemptions (12,925,092) (210,710,319) (16,392,331) (304,671,907)
Net increase (decrease) from shareholder transactions (1,385,580) $ (23,566,518) 2,628,094 $ 52,584,435
Year Ended
5/31/23
Year Ended
5/31/22
14.4
Lifecycle Index 2020 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 27,127,506 $ 477,461,227 40,609,276 $ 825,834,111
Advisor Class 158,091 2,795,804 382,531 7,726,756
Premier Class 590,138 10,319,910 828,312 16,902,954
Retirement Class 1,211,104 21,064,328 1,527,331 30,973,529
Total subscriptions 29,086,839 511,641,269 43,347,450 881,437,350
Reinvestments of distributions:
Institutional Class 4,512,123 77,292,671 6,755,717 136,195,252
Advisor Class 17,475 298,992 35,788 720,772
Premier Class 112,607 1,919,952 615,205 12,347,169
Retirement Class 364,029 6,188,502 701,100 14,022,004
Total reinvestments of distributions 5,006,234 85,700,117 8,107,810 163,285,197
Redemptions:
Institutional Class (27,668,648) (487,395,995) (29,292,538) (589,965,470)
Advisor Class (178,746) (3,104,195) (389,534) (7,388,574)
Premier Class (791,770) (13,840,191) (12,276,671) (249,302,384)
Retirement Class (3,332,516) (57,956,441) (3,797,714) (75,890,372)
Total redemptions (31,971,680) (562,296,822) (45,756,457) (922,546,800)
Net increase (decrease) from shareholder transactions 2,121,393 $ 35,044,564 5,698,803 $ 122,175,747
Year Ended
5/31/23
Year Ended
5/31/22
14.5
Lifecycle Index 2025 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 51,699,679 $ 991,946,279 62,619,037 $ 1,385,975,613
Advisor Class 275,521 5,221,601 527,041 11,693,861
Premier Class 1,125,162 21,522,640 1,460,832 32,510,840
Retirement Class 2,504,082 47,574,156 2,888,763 63,301,713
Total subscriptions 55,604,444 1,066,264,676 67,495,673 1,493,482,027
Reinvestments of distributions:
Institutional Class 6,572,746 122,910,358 7,626,188 168,462,488
Advisor Class 33,898 632,538 41,112 906,520
Premier Class 135,927 2,532,319 622,037 13,684,810
Retirement Class 550,211 10,200,914 798,892 17,495,737
Total reinvestments of distributions 7,292,782 136,276,129 9,088,229 200,549,555
Redemptions:
Institutional Class (35,813,836) (689,166,611) (32,555,546) (712,841,620)
Advisor Class (261,519) (5,009,768) (265,005) (5,508,338)
Premier Class (1,293,553) (24,583,415) (16,878,190) (375,387,419)
Retirement Class (3,980,184) (75,221,901) (4,230,217) (92,069,524)
Total redemptions (41,349,092) (793,981,695) (53,928,958) (1,185,806,901)
Net increase (decrease) from shareholder transactions 21,548,134 $ 408,559,110 22,654,944 $ 508,224,681

99
Year Ended
5/31/23
Year Ended
5/31/22
14.6
Lifecycle Index 2030 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 64,118,120 $ 1,331,942,651 69,562,608 $ 1,665,137,152
Advisor Class 502,483 10,314,339 588,711 14,038,747
Premier Class 1,207,434 24,959,433 1,340,454 32,107,901
Retirement Class 3,049,170 62,576,387 2,815,024 66,511,008
Total subscriptions 68,877,207 1,429,792,810 74,306,797 1,777,794,808
Reinvestments of distributions:
Institutional Class 7,150,909 144,591,373 6,953,414 166,951,460
Advisor Class 40,830 824,368 40,251 965,225
Premier Class 161,345 3,246,254 524,695 12,540,204
Retirement Class 520,162 10,424,052 639,110 15,210,821
Total reinvestments of distributions 7,873,246 159,086,047 8,157,470 195,667,710
Redemptions:
Institutional Class (32,490,617) (676,170,775) (30,334,567) (721,299,548)
Advisor Class (198,044) (4,101,545) (360,673) (7,901,355)
Premier Class (1,180,278) (24,354,540) (14,755,878) (355,718,525)
Retirement Class (3,730,845) (76,399,373) (3,598,413) (83,629,097)
Total redemptions (37,599,784) (781,026,233) (49,049,531) (1,168,548,525)
Net increase (decrease) from shareholder transactions 39,150,669 $ 807,852,624 33,414,736 $ 804,913,993
Year Ended
5/31/23
Year Ended
5/31/22
14.7
Lifecycle Index 2035 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 60,713,530 $ 1,351,738,725 63,191,652 $ 1,619,543,581
Advisor Class 444,830 9,814,231 393,351 9,992,294
Premier Class 1,342,787 29,845,015 1,297,709 33,308,908
Retirement Class 2,778,306 61,425,057 2,525,546 64,016,488
Total subscriptions 65,279,453 1,452,823,028 67,408,258 1,726,861,271
Reinvestments of distributions:
Institutional Class 6,291,815 136,217,788 5,588,451 144,405,578
Advisor Class 24,499 529,418 20,406 526,475
Premier Class 150,915 3,249,191 434,937 11,182,234
Retirement Class 418,760 8,978,226 478,650 12,253,439
Total reinvestments of distributions 6,885,989 148,974,623 6,522,444 168,367,726
Redemptions:
Institutional Class (25,621,389) (572,106,366) (22,071,387) (563,977,793)
Advisor Class (139,365) (3,084,341) (224,895) (5,439,604)
Premier Class (999,948) (22,035,180) (13,126,222) (340,422,523)
Retirement Class (2,988,858) (65,387,422) (3,290,744) (82,152,229)
Total redemptions (29,749,560) (662,613,309) (38,713,248) (991,992,149)
Net increase (decrease) from shareholder transactions 42,415,882 $ 939,184,342 35,217,454 $ 903,236,848
Year Ended
5/31/23
Year Ended
5/31/22
14.8
Lifecycle Index 2040 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 54,764,924 $ 1,285,598,009 58,503,434 $ 1,582,174,468
Advisor Class 271,658 6,332,337 392,807 10,656,519
Premier Class 1,274,919 29,892,404 1,286,616 34,907,398
Retirement Class 2,248,262 52,449,042 2,038,343 54,700,394
Total subscriptions 58,559,763 1,374,271,792 62,221,200 1,682,438,779
Reinvestments of distributions:
Institutional Class 6,090,185 138,734,411 5,649,832 154,240,411
Advisor Class 25,001 569,017 22,916 624,907
Premier Class 155,530 3,524,310 428,444 11,636,545
Retirement Class 370,265 8,360,596 446,776 12,094,241
Total reinvestments of distributions 6,640,981 151,188,334 6,547,968 178,596,104
Redemptions:
Institutional Class (21,488,387) (505,482,129) (20,187,224) (543,368,779)
Advisor Class (158,740) (3,748,544) (131,587) (3,372,665)
Premier Class (1,166,009) (26,993,241) (11,193,100) (306,870,714)
Retirement Class (2,834,336) (65,398,298) (2,808,142) (73,992,453)
Total redemptions (25,647,472) (601,622,212) (34,320,053) (927,604,611)
Net increase (decrease) from shareholder transactions 39,553,272 $ 923,837,914 34,449,115 $ 933,430,272

Notes to Financial Statements
(continued)
100
Year Ended
5/31/23
Year Ended
5/31/22
14.9
Lifecycle Index 2045 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 49,155,216 $ 1,193,128,535 47,926,028 $ 1,341,462,527
Advisor Class 408,364 9,779,505 347,237 9,666,839
Premier Class 1,077,402 26,118,036 932,881 26,121,199
Retirement Class 2,080,973 50,015,424 2,106,350 58,582,308
Total subscriptions 52,721,955 1,279,041,500 51,312,496 1,435,832,873
Reinvestments of distributions:
Institutional Class 4,344,584 102,054,269 3,509,129 99,203,074
Advisor Class 20,310 476,279 16,117 454,832
Premier Class 73,952 1,729,728 277,547 7,810,166
Retirement Class 279,463 6,503,116 286,670 8,029,628
Total reinvestments of distributions 4,718,309 110,763,392 4,089,463 115,497,700
Redemptions:
Institutional Class (16,540,497) (401,847,490) (15,124,315) (422,308,311)
Advisor Class (186,151) (4,550,153) (102,325) (2,653,378)
Premier Class (603,649) (14,458,358) (10,274,622) (292,405,889)
Retirement Class (2,605,080) (62,287,444) (1,982,851) (53,969,491)
Total redemptions (19,935,377) (483,143,445) (27,484,113) (771,337,069)
Net increase (decrease) from shareholder transactions 37,504,887 $ 906,661,447 27,917,846 $ 779,993,504
Year Ended
5/31/23
Year Ended
5/31/22
15.01
Lifecycle Index 2050 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 43,378,142 $ 1,063,780,673 41,378,867 $ 1,171,798,343
Advisor Class 310,326 7,491,969 277,034 7,853,890
Premier Class 670,843 16,388,514 809,191 23,003,492
Retirement Class 1,704,118 41,369,831 1,829,383 51,095,665
Total subscriptions 46,063,429 1,129,030,987 44,294,475 1,253,751,390
Reinvestments of distributions:
Institutional Class 3,379,444 80,261,796 2,596,737 74,344,572
Advisor Class 16,528 391,875 11,781 336,827
Premier Class 53,352 1,260,711 211,740 6,030,364
Retirement Class 227,036 5,337,627 221,004 6,265,450
Total reinvestments of distributions 3,676,360 87,252,009 3,041,262 86,977,213
Redemptions:
Institutional Class (14,146,734) (346,174,957) (13,115,403) (369,938,596)
Advisor Class (116,002) (2,854,817) (118,080) (3,166,096)
Premier Class (570,909) (13,846,561) (8,402,233) (242,092,087)
Retirement Class (2,570,690) (62,029,955) (1,602,795) (44,251,283)
Total redemptions (17,404,335) (424,906,290) (23,238,511) (659,448,062)
Net increase (decrease) from shareholder transactions 32,335,454 $ 791,376,706 24,097,226 $ 681,280,541
Year Ended
5/31/23
Year Ended
5/31/22
15.1
Lifecycle Index 2055 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 38,723,314 $ 765,646,583 31,434,359 $ 714,967,259
Advisor Class 294,807 5,771,436 260,613 5,903,461
Premier Class 543,669 10,710,895 806,254 18,527,070
Retirement Class 1,763,013 34,724,366 1,599,823 36,073,275
Total subscriptions 41,324,803 816,853,280 34,101,049 775,471,065
Reinvestments of distributions:
Institutional Class 2,227,549 42,613,006 1,440,336 33,228,545
Advisor Class 15,484 295,744 9,554 220,118
Premier Class 25,066 478,269 112,915 2,597,053
Retirement Class 155,255 2,954,506 127,122 2,917,457
Total reinvestments of distributions 2,423,354 46,341,525 1,689,927 38,963,173
Redemptions:
Institutional Class (10,283,713) (202,946,605) (9,948,062) (226,734,529)
Advisor Class (76,648) (1,523,935) (50,954) (1,115,572)
Premier Class (354,296) (6,950,693) (5,615,842) (130,625,721)
Retirement Class (2,515,314) (49,311,486) (1,103,245) (24,674,927)
Total redemptions (13,229,971) (260,732,719) (16,718,103) (383,150,749)
Net increase (decrease) from shareholder transactions 30,518,186 $ 602,462,086 19,072,873 $ 431,283,489

101
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations and investments in underlying funds. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
5/31/23
Year Ended
5/31/22
15.2
Lifecycle Index 2060 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 35,061,006 $ 536,252,969 24,189,443 $ 423,652,731
Advisor Class 298,688 4,539,800 300,674 5,291,432
Premier Class 569,589 8,695,066 743,805 13,184,457
Retirement Class 1,870,744 28,557,705 1,581,294 27,596,512
Total subscriptions 37,800,027 578,045,540 26,815,216 469,725,132
Reinvestments of distributions:
Institutional Class 1,375,705 20,346,681 775,754 13,831,699
Advisor Class 14,020 207,216 8,526 151,928
Premier Class 15,611 230,427 42,040 748,307
Retirement Class 94,250 1,388,295 63,530 1,128,301
Total reinvestments of distributions 1,499,586 22,172,619 889,850 15,860,235
Redemptions:
Institutional Class (8,852,893) (135,144,083) (7,411,531) (129,659,523)
Advisor Class (189,872) (2,926,764) (55,957) (982,616)
Premier Class (223,027) (3,391,639) (2,149,761) (38,656,420)
Retirement Class (2,128,013) (32,363,649) (640,121) (11,156,113)
Total redemptions (11,393,805) (173,826,135) (10,257,370) (180,454,672)
Net increase (decrease) from shareholder transactions 27,905,808 $ 426,392,024 17,447,696 $ 305,130,695
Year Ended
5/31/23
Year Ended
5/31/22
15.3
Lifecycle Index 2065 Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 7,791,179 $ 85,276,166 4,030,415 $ 49,994,766
Advisor Class 160,921 1,747,332 14,601 180,844
Premier Class 43,518 467,516 24,677 307,613
Retirement Class 299,613 3,251,754 116,709 1,416,630
Total subscriptions 8,295,231 90,742,768 4,186,402 51,899,853
Reinvestments of distributions:
Institutional Class 133,411 1,407,489 29,914 379,906
Advisor Class 468 4,882 163 2,045
Premier Class 752 7,832 122 1,538
Retirement Class 4,049 42,273 779 9,802
Total reinvestments of distributions 138,680 1,462,476 30,978 393,291
Redemptions:
Institutional Class (1,229,812) (13,481,070) (726,234) (9,076,696)
Advisor Class (12,136) (132,833) (1,473) (17,739)
Premier Class (5,916) (63,613) (4,135) (52,656)
Retirement Class (38,390) (416,859) (18,852) (228,620)
Total redemptions (1,286,254) (14,094,375) (750,694) (9,375,711)
Net increase (decrease) from shareholder transactions 7,147,657 $ 78,110,869 3,466,686 $ 42,917,433

Notes to Financial Statements
(continued)
102
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
14.1
Lifecycle Index Retirement Income $593,338,475 $71,377,596 $(48,778,942) $22,598,654
14.2
Lifecycle Index 2010 575,505,579 103,326,029 (48,011,403) 55,314,626
14.3
Lifecycle Index 2015 922,664,589 198,105,476 (78,671,508) 119,433,968
14.4
Lifecycle Index 2020 2,717,998,128 535,108,446 (219,169,482) 315,938,964
14.5
Lifecycle Index 2025 4,904,249,502 889,171,718 (375,443,915) 513,727,803
14.6
Lifecycle Index 2030 6,069,841,380 1,136,627,796 (428,863,747) 707,764,049
14.7
Lifecycle Index 2035 5,921,150,214 1,215,584,174 (367,650,958) 847,933,216
14.8
Lifecycle Index 2040 5,848,422,619 1,415,255,996 (307,259,803) 1,107,996,193
14.9
Lifecycle Index 2045 4,705,749,168 1,017,545,323 (205,064,116) 812,481,207
15.01
Lifecycle Index 2050 3,964,475,692 805,638,766 (159,622,294) 646,016,472
15.1
Lifecycle Index 2055 2,343,258,294 357,142,838 (83,705,545) 273,437,293
15.2
Lifecycle Index 2060 1,276,646,652 117,414,970 (42,253,228) 75,161,742
15.3
Lifecycle Index 2065 128,782,973 1,904,744 (2,667,874) (763,130)
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
14.1
Lifecycle Index Retirement Income $1,429,999 $– $22,598,654 $(743,101) $– $(8,614) $23,276,938
14.2
Lifecycle Index 2010 3,432,768 – 55,314,626 (319,805) – (15,385) 58,412,204
14.3
Lifecycle Index 2015 6,524,163 2,125,367 119,433,968 – – (27,382) 128,056,116
14.4
Lifecycle Index 2020 16,626,194 – 315,938,964 – – (57,878) 332,507,280
14.5
Lifecycle Index 2025 23,517,467 – 513,727,803 (2,366,347) – (74,469) 534,804,454
14.6
Lifecycle Index 2030 24,455,037 – 707,764,049 (2,113,634) – (81,932) 730,023,520
14.7
Lifecycle Index 2035 18,126,009 – 847,933,216 (12,809,985) – (77,151) 853,172,089
14.8
Lifecycle Index 2040 11,484,378 – 1,107,996,193 (31,568,126) – (83,367) 1,087,829,078
14.9
Lifecycle Index 2045 5,194,977 – 812,481,207 (2,673,139) – (53,115) 814,949,930
15.01
Lifecycle Index 2050 2,896,722 5,733,616 646,016,472 – – (40,966) 654,605,844
15.1
Lifecycle Index 2055 1,287,467 3,163,415 273,437,293 – – (17,790) 277,870,385
15.2
Lifecycle Index 2060 479,954 1,573,656 75,161,742 – – (6,287) 77,209,065
15.3
Lifecycle Index 2065 65,828 114,166 (763,130) – – (211) (583,347)
5/31/23 5/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 14,973,887 $ 4,641,149 $ 15,294,862 $ 10,914,160
14.2
Lifecycle Index 2010 15,806,996 5,015,648 17,855,451 14,362,245
14.3
Lifecycle Index 2015 26,070,743 7,047,051 27,582,507 33,270,456
14.4
Lifecycle Index 2020 69,866,800 19,737,387 78,091,181 93,260,428
14.5
Lifecycle Index 2025 113,331,702 30,664,954 123,609,053 89,180,738
14.6
Lifecycle Index 2030 130,012,618 35,793,716 156,283,713 48,109,965
14.7
Lifecycle Index 2035 121,786,193 33,567,023 156,706,880 19,509,784
14.8
Lifecycle Index 2040 122,514,828 33,488,140 172,363,213 12,531,440
14.9
Lifecycle Index 2045 91,708,612 22,716,510 115,649,595 4,234,077
15.01
Lifecycle Index 2050 77,452,283 13,031,432 89,206,724 1,408,840
15.1
Lifecycle Index 2055 41,457,487 6,815,627 40,570,606 567,420
15.2
Lifecycle Index 2060 20,274,770 2,903,980 16,453,830 148,196
15.3
Lifecycle Index 2065 1,488,626 94,990 530,699 1,582

103
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Adviser is entitled to a fee that is made up of two components, which are added together to create the total investment management fee. The first component, the asset allocation fee rate, is an annual rate of 0.10% of the average daily net assets of each Fund. The second component, the Underlying Funds fee rate is calculated as follows: for each Underlying Fund of the Trust in which a Fund is invested, the effective Underlying Fund’s annual investment management fee rate, as determined pursuant to its investment management agreement, net of any fee waivers or reimbursements applicable to the Underlying Fund (excluding the Class W shares investment management fee waiver and/or reimbursement), in proportion to the percentage of the Fund’s net assets invested in the Underlying Fund, applied to the Fund’s average daily net assets.
The Adviser has contractually agreed to waive a portion of the asset allocation fee rate equal to, on an annual basis, the following percentages of the average daily net assets of each Fund. As of the end of the current fiscal period, the Adviser received from the
Funds the following effective annual rate as a percentage of average daily net assets of each Fund:
The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its cost in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the Advisers a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement
Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retirement Class and Premier Class of the Funds compensated Nuveen
Securities for providing distribution, promotional and/or shareholder services to the Retirement Class and Premier Class at the annual rate of 0.05% and 0.15% of the average daily net assets attributable to the Retirement Class shares and Premier Class shares, respectively. However, Nuveen Securities had agreed not to seek any reimbursements under the distribution Rule 12b-1 plan from the Retirement Class and the plan was suspended through September 12, 2022. Effective September 13, 2022, Nuveen
Securities and the Board terminated the distribution 12b-1 plan for the Retirement Class of the Funds.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses, extraordinary expenses and the management fees and certain other
Fund Short-Term Long-Term Total
14.1
Lifecycle Index Retirement Income $ 159,557 $ 583,544 $ 743,101
14.2
Lifecycle Index 2010 – 319,805 319,805
14.3
Lifecycle Index 2015 – – –
14.4
Lifecycle Index 2020 – – –
14.5
Lifecycle Index 2025 – 2,366,347 2,366,347
14.6
Lifecycle Index 2030 431,375 1,682,259 2,113,634
14.7
Lifecycle Index 2035 – 12,809,985 12,809,985
14.8
Lifecycle Index 2040 – 31,568,126 31,568,126
14.9
Lifecycle Index 2045 – 2,673,139 2,673,139
15.01
Lifecycle Index 2050 – – –
15.1
Lifecycle Index 2055 – – –
15.2
Lifecycle Index 2060 – – –
15.3
Lifecycle Index 2065 – – –
Investment Management Fee Waiver
Fund Investment Management Fee—Effective Rate Effective 10/1/22* Prior to 10/1/22
Lifecycle Index Retirement Income 0.09% 0.083% 0.085%
Lifecycle Index 2010 0.09 0.083 0.085
Lifecycle Index 2015 0.09 0.080 0.081
Lifecycle Index 2020 0.09 0.075 0.077
Lifecycle Index 2025 0.09 0.071 0.072
Lifecycle Index 2030 0.09 0.066 0.066
Lifecycle Index 2035 0.09 0.060 0.061
Lifecycle Index 2040 0.09 0.057 0.059
Lifecycle Index 2045 0.09 0.057 0.058
Lifecycle Index 2050 0.09 0.056 0.057
Lifecycle Index 2055 0.09 0.056 0.057
Lifecycle Index 2060 0.09 0.056 0.057
Lifecycle Index 2065 0.09 0.057 0.056
*   These waivers will remain in effect through September 30, 2023, unless changed with approval of the Board of Trustees.

Notes to Financial Statements
(continued)
104
expenses originally attributable to Class W shares of the affiliated TIAA-CREF Funds) exceeds the following percentages of average daily net assets for each class:
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds did not engage in security transactions with affiliated entities.
The following is the percentage of the Funds’ shares owned by TIAA as of the end of the current fiscal period:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in Class W shares of the affiliated TIAA-CREF Funds. Information regarding transactions with affiliated companies is as follows:
Maximum Expense Amounts
Institutional Class Advisor Class Premier Class Retirement Class
Fund
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Effective
10/1/22*
Prior to
10/1/22
Lifecycle Index Retirement Income 0.017% 0.015% 0.167% 0.165% 0.167% 0.165% 0.267% 0.265%
Lifecycle Index 2010 0.017 0.015 0.167 0.165 0.167 0.165 0.267 0.265
Lifecycle Index 2015 0.020 0.019 0.170 0.169 0.170 0.169 0.270 0.269
Lifecycle Index 2020 0.025 0.023 0.175 0.173 0.175 0.173 0.275 0.273
Lifecycle Index 2025 0.029 0.028 0.179 0.178 0.179 0.178 0.279 0.278
Lifecycle Index 2030 0.034 0.034 0.184 0.184 0.184 0.184 0.284 0.284
Lifecycle Index 2035 0.040 0.039 0.190 0.189 0.190 0.189 0.290 0.289
Lifecycle Index 2040 0.043 0.041 0.193 0.191 0.193 0.191 0.293 0.291
Lifecycle Index 2045 0.043 0.042 0.193 0.192 0.193 0.192 0.293 0.292
Lifecycle Index 2050 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2055 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2060 0.044 0.043 0.194 0.193 0.194 0.193 0.294 0.293
Lifecycle Index 2065 0.043 0.044 0.193 0.194 0.193 0.194 0.293 0.294
*   The expense reimbursement agreements will continue through at least September 30, 2023, unless changed with approval of the Board.
Underlying Fund TIAA Total
15.3
Lifecycle Index 2065 4% 4%
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index Retirement Income Fund
TIAA-CREF Funds:
Bond Index
$ 241,996,676 $ 58,202,388 $ 41,859,098 $ (7,181,484) $ (4,464,450) $ 6,461,547 $ 246,572,754
Emerging Markets Equity Index
27,072,248 9,219,769 8,005,663 (1,432,423) (1,321,044) 662,141 25,532,887
Equity Index
156,711,650 43,349,915 40,851,827 (170,356) 1,989,122 2,354,269 160,671,766
Inflation-Linked Bond
60,434,770 15,923,358 9,113,899 (635,248) (4,557,837) 3,666,421 61,590,283
International Equity Index
58,543,978 14,913,811 15,239,113 (1,549,203) 2,627,246 1,591,451 59,296,719
Short-Term Bond Index
60,661,850 18,135,416 15,960,215 (871,784) (272,547) 1,255,822 61,692,720
$605,421,172 $159,744,657 $131,029,815 $(11,840,498) $(5,999,510) $15,991,651 $615,357,129
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2010 Fund
TIAA-CREF Funds:
Bond Index
$ 246,685,666 $ 50,382,050 $ 32,561,952 $ (5,613,722) $ (6,351,543) $ 6,839,544 $ 252,411,069
Emerging Markets Equity Index
26,301,667 9,387,272 8,793,190 (1,217,133) (1,425,620) 664,243 24,252,996
Equity Index
152,169,777 43,237,666 44,362,484 1,199,825 857,989 2,360,159 152,745,142
Inflation-Linked Bond
61,596,769 14,656,409 7,225,347 (355,219) (5,096,915) 3,881,385 63,084,226
International Equity Index
56,852,982 14,739,123 16,735,844 (970,840) 2,477,178 1,595,039 56,362,599
Short-Term Bond Index
73,534,554 23,864,955 14,577,014 (897,204) (516,118) 1,660,857 81,409,173
$617,141,415 $156,267,475 $124,255,831 $(7,854,293) $(10,055,029) $17,001,227 $630,265,205

105
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2015 Fund
TIAA-CREF Funds:
Bond Index
$ 434,036,659 $ 60,220,594 $ 60,659,866 $ (9,922,273) $ (10,696,219) $ 11,293,102 $ 412,770,335
Emerging Markets Equity Index
52,999,052 12,431,130 14,654,916 (2,449,641) (2,857,890) 1,239,550 45,467,735
Equity Index
307,628,837 55,167,857 78,724,130 7,882,114 (4,967,845) 4,389,923 286,321,636
Inflation-Linked Bond
96,348,730 17,354,731 9,342,021 (468,476) (7,789,377) 5,836,627 95,385,002
International Equity Index
115,027,863 18,871,900 30,119,011 (2,722,457) 4,576,109 2,978,126 105,634,404
Short-Term Bond Index
96,695,481 21,237,571 20,551,984 (1,190,094) (641,529) 1,989,630 95,549,445
$1,102,736,622 $185,283,783 $214,051,928 $(8,870,827) $(22,376,751) $27,726,958 $1,041,128,557
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2020 Fund
TIAA-CREF Funds:
Bond Index
$ 1,186,433,129 $ 184,972,015 $ 142,228,405 $ (25,332,249) $ (31,671,303) $ 31,173,316 $ 1,171,601,102
Emerging Markets Equity Index
166,518,723 41,564,131 43,256,895 (8,271,586) (8,490,259) 3,886,756 148,064,114
Equity Index
963,729,539 175,944,229 214,321,784 15,270,776 (5,614,127) 13,789,535 932,919,130
Inflation-Linked Bond
208,959,802 45,719,805 18,085,871 (694,525) (17,226,602) 12,656,875 217,100,820
International Equity Index
359,883,345 61,610,565 82,849,306 (9,008,781) 14,566,907 9,317,135 344,202,730
Short-Term Bond Index
209,701,967 52,850,113 41,059,526 (2,511,538) (1,491,820) 4,393,913 217,489,196
$3,095,226,505 $562,660,858 $541,801,787 $(30,547,903) $(49,927,204) $75,217,530 $3,031,377,092
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2025 Fund
TIAA-CREF Funds:
Bond Index
$ 1,825,443,378 $ 389,092,811 $ 155,004,996 $ (30,245,966) $ (58,461,960) $ 50,420,299 $ 1,969,895,823
Emerging Markets Equity Index
316,232,813 79,088,304 63,721,054 (16,629,069) (15,670,313) 7,727,013 299,300,681
Equity Index
1,830,761,711 337,481,208 298,446,411 4,121,857 19,845,799 27,275,941 1,889,631,091
Inflation-Linked Bond
244,536,062 71,627,815 13,640,692 47,858 (21,288,912) 15,206,059 279,336,542
International Equity Index
683,876,937 129,255,900 128,985,321 (18,284,655) 30,951,828 18,505,318 696,814,689
Short-Term Bond Index
245,428,646 76,575,996 37,393,744 (2,430,109) (2,282,310) 5,464,469 279,898,479
$5,146,279,547 $1,083,122,034 $697,192,218 $(63,420,084) $(46,905,868) $124,599,099 $5,414,877,305
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2030 Fund
TIAA-CREF Funds:
Bond Index
$ 1,920,739,667 $ 531,080,680 $ 163,585,481 $ (31,824,275) $ (62,428,229) $ 54,611,996 $ 2,192,975,077
Emerging Markets Equity Index
429,410,046 118,681,242 72,933,639 (19,308,321) (24,892,548) 10,820,087 430,956,780
Equity Index
2,486,767,967 509,150,270 307,801,663 (6,180,841) 42,187,459 38,158,771 2,718,341,064
Inflation-Linked Bond
168,072,631 69,338,208 7,282,907 387,478 (15,247,454) 10,756,515 213,850,678
International Equity Index
928,973,690 201,793,365 147,409,984 (22,244,786) 41,474,657 26,014,246 1,002,586,942
Short-Term Bond Index
168,687,488 69,175,417 20,373,660 (1,367,247) (1,907,110) 4,003,285 214,214,888
$6,102,651,489 $1,499,219,182 $719,387,334 $(80,537,992) $(20,813,225) $144,364,900 $6,772,925,429
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2035 Fund
TIAA-CREF Funds:
Bond Index
$ 1,622,551,233 $ 538,220,957 $ 274,269,457 $ (57,030,362) $ (25,168,129) $ 44,546,095 $ 1,803,501,301
Emerging Markets Equity Index
468,588,533 146,673,778 69,191,870 (19,408,855) (28,100,918) 12,380,126 498,560,668
Equity Index
2,711,122,852 650,263,421 264,604,817 (11,241,269) 61,397,789 43,520,120 3,140,343,453
Inflation-Linked Bond
44,679,048 38,577,573 613,201 380,639 (4,517,241) 3,108,220 78,054,178
International Equity Index
1,012,599,001 263,014,182 144,669,983 (21,459,501) 49,289,755 29,671,042 1,158,773,454
Short-Term Bond Index
44,839,629 36,443,418 2,192,609 (151,029) (749,033) 1,302,734 78,190,376
$5,904,380,296 $1,673,193,329 $755,541,937 $(108,910,377) $52,152,223 $134,528,337 $6,757,423,430

Notes to Financial Statements
(continued)
106
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2040 Fund
TIAA-CREF Funds:
Bond Index
$ 1,278,522,913 $ 427,564,386 $ 340,233,639 $ (70,953,961) $ 2,635,189 $ 32,980,947 $ 1,296,962,363
Emerging Markets Equity Index
537,419,834 175,890,303 73,428,385 (20,800,195) (32,794,361) 14,569,958 586,287,196
Equity Index
3,110,017,627 786,692,259 250,202,777 (12,444,611) 74,476,104 51,222,766 3,700,776,911
International Equity Index
1,161,821,811 320,596,546 152,773,836 (23,196,543) 58,924,364 34,915,777 1,365,372,342
$6,087,782,185 $1,710,743,494 $816,638,637 $(127,395,310) $103,241,296 $133,689,448 $6,949,398,812
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2045 Fund
TIAA-CREF Funds:
Bond Index
$ 603,073,159 $ 245,361,285 $ 135,646,856 $ (28,692,581) $ (3,348,018) $ 16,747,918 $ 680,449,841
Emerging Markets Equity Index
450,041,862 147,419,123 49,935,507 (14,929,967) (31,249,414) 12,089,288 501,346,097
Equity Index
2,607,983,536 680,899,382 165,197,908 (11,749,074) 57,028,352 42,550,187 3,162,516,737
International Equity Index
974,663,106 281,474,760 114,708,326 (17,970,132) 43,383,292 28,968,634 1,166,842,700
$4,635,761,663 $1,355,154,550 $465,488,597 $(73,341,754) $65,814,212 $100,356,027 $5,511,155,375
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2050 Fund
TIAA-CREF Funds:
Bond Index
$ 352,982,102 $ 148,816,019 $ 46,644,058 $ (9,176,619) $ (8,304,350) $ 10,548,439 $ 437,478,752
Emerging Markets Equity Index
388,582,935 128,230,356 43,929,586 (13,559,094) (26,888,508) 10,354,989 432,436,103
Equity Index
2,250,442,051 574,706,154 125,900,280 (10,156,441) 43,413,063 36,559,829 2,726,964,703
International Equity Index
841,012,196 238,885,094 93,186,837 (14,944,724) 34,736,877 24,869,097 1,006,502,606
$3,833,019,284 $1,090,637,623 $309,660,761 $(47,836,878) $42,957,082 $82,332,354 $4,603,382,164
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2055 Fund
TIAA-CREF Funds:
Bond Index
$ 160,272,647 $ 84,864,454 $ 21,479,714 $ (4,291,989) $ (3,785,360) $ 5,045,680 $ 215,487,985
Emerging Markets Equity Index
207,301,415 84,878,500 21,476,735 (6,953,094) (14,886,318) 5,745,602 248,863,768
Equity Index
1,198,588,179 409,839,798 58,704,317 (4,654,955) 26,748,654 20,274,238 1,568,745,241
International Equity Index
447,241,795 170,387,003 51,263,245 (8,438,033) 21,166,073 13,771,624 579,093,593
$2,013,404,036 $749,969,755 $152,924,011 $(24,338,071) $29,243,049 $44,837,144 $2,612,190,587
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2060 Fund
TIAA-CREF Funds:
Bond Index
$ 61,674,053 $ 43,985,042 $ 8,079,601 $ (1,617,917) $ (1,538,418) $ 2,123,503 $ 94,384,779
Emerging Markets Equity Index
95,896,156 55,543,446 10,828,934 (3,763,807) (6,490,326) 2,865,171 130,356,535
Equity Index
554,502,836 281,184,155 26,891,816 (2,818,619) 16,697,472 10,131,956 821,138,752
International Equity Index
206,788,145 113,916,204 25,499,638 (4,353,275) 12,341,892 6,866,565 303,193,328
$918,861,190 $494,628,847 $71,299,989 $(12,553,618) $21,010,620 $21,987,195 $1,349,073,394

107
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.
Issue
Value at
5/31/22 Purchases Cost
Sales
Proceeds
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifecycle Index 2065 Fund
TIAA-CREF Funds:
Bond Index
$ 2,610,749 $ 5,332,045 $ 459,239 $ (80,913) $ (70,800) $ 133,364 $ 7,329,583
Emerging Markets Equity Index
5,059,110 8,991,755 880,794 (266,118) (368,206) 207,650 12,535,747
Equity Index
29,225,942 50,316,690 3,018,179 (391,164) 2,531,160 738,528 78,552,541
International Equity Index
10,880,059 19,272,140 2,063,875 (329,557) 1,303,205 499,307 29,061,972
$47,775,860 $83,912,630 $6,422,087 $(1,067,752) $3,395,359 $1,578,849 $127,479,843

108
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Fund
Net Long-Term
Capital Gains
14.1
Lifecycle Index Retirement Income $ 4,641,149
14.2
Lifecycle Index 2010 5,015,648
14.3
Lifecycle Index 2015 7,047,051
14.4
Lifecycle Index 2020 19,737,387
14.5
Lifecycle Index 2025 30,664,954
14.6
Lifecycle Index 2030 35,793,716
14.7
Lifecycle Index 2035 33,567,023
14.8
Lifecycle Index 2040 33,488,140
14.9
Lifecycle Index 2045 22,716,510
15.01
Lifecycle Index 2050 13,031,432
15.1
Lifecycle Index 2055 6,815,627
15.2
Lifecycle Index 2060 2,903,980
15.3
Lifecycle Index 2065 94,990
Fund Percentage
14.1
Lifecycle Index Retirement Income 14.1%
14.2
Lifecycle Index 2010 13.4
14.3
Lifecycle Index 2015 15.1
14.4
Lifecycle Index 2020 17.7
14.5
Lifecycle Index 2025 21.5
14.6
Lifecycle Index 2030 26.1
14.7
Lifecycle Index 2035 31.6
14.8
Lifecycle Index 2040 36.8
14.9
Lifecycle Index 2045 40.7
15.01
Lifecycle Index 2050 41.4
15.1
Lifecycle Index 2055 42.9
15.2
Lifecycle Index 2060 43.8
15.3
Lifecycle Index 2065 43.5
Fund Percentage
14.1
Lifecycle Index Retirement Income 27.1%
14.2
Lifecycle Index 2010 25.8
14.3
Lifecycle Index 2015 29.1
14.4
Lifecycle Index 2020 34.0
14.5
Lifecycle Index 2025 41.4
14.6
Lifecycle Index 2030 50.4
14.7
Lifecycle Index 2035 61.1
14.8
Lifecycle Index 2040 71.1
14.9
Lifecycle Index 2045 78.6
15.01
Lifecycle Index 2050 79.9
15.1
Lifecycle Index 2055 82.6
15.2
Lifecycle Index 2060 84.3
15.3
Lifecycle Index 2065 83.6

109
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
14.1
Lifecycle Index Retirement Income $ 2,164,041 $ 0.05234 $ 182,543 $ 0.00442
14.2
Lifecycle Index 2010 2,185,323 0.05412 183,030 0.00453
14.3
Lifecycle Index 2015 4,072,593 0.06426 341,655 0.00539
14.4
Lifecycle Index 2020 12,733,413 0.07459 1,069,959 0.00627
14.5
Lifecycle Index 2025 25,255,686 0.09073 2,126,009 0.00764
14.6
Lifecycle Index 2030 35,274,698 0.11007 2,983,470 0.00931
14.7
Lifecycle Index 2035 40,052,957 0.13507 3,407,665 0.01149
14.8
Lifecycle Index 2040 46,935,418 0.16295 4,010,196 0.01392
14.9
Lifecycle Index 2045 38,942,579 0.17660 3,327,270 0.01509
15.01
Lifecycle Index 2050 33,430,710 0.18376 2,853,517 0.01568
15.1
Lifecycle Index 2055 18,578,460 0.14513 1,581,578 0.01235
15.2
Lifecycle Index 2060 9,266,737 0.10840 788,628 0.00923
15.3
Lifecycle Index 2065 669,248 0.05900 57,260 0.00505

Additional Fund Information
(Unaudited)
110
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifecycle Index Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or November 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifecycle Index Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifecycle Index Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link under Get Help at the top of our home page; by mail at TIAA, 730 Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifecycle Index Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

Trustees and Officers
(Unaudited)
May 31, 2023
111
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Trustees and Officers
(Unaudited) (continued)
May 31, 2023
112
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

113
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

114
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the TIAA-CREF Lifecycle Index Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the
TIAA-CREF Lifecycle Index Funds (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under
Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each
Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class shares as the base share class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

115
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

116
Approval of Investment Management Agreement
(continued)
(Unaudited)
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust,
College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’
investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis;
responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below.
The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that this data included the effect of the Fund’s unique fee structure where the Funds invest in fee-waived Class W shares of the TIAA-CREF
Underlying Funds and the Funds pay the equivalent of these Underlying Funds’ management fees and other expenses directly as part of the Funds’ management fee rates under the Agreement, along with the Funds’ existing annual management fee rate of 0.10% of average daily net assets. The Board considered that the Broadridge fee comparisons would be affected because most of the Funds’
peers do not have a similar fee structure.
The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the
Funds. The Board also considered that Advisors had agreed to waive a portion of each Fund’s fees through at least September
30, 2023. The Board also acknowledged Advisors’ commitment to waive fees and/or reimburse Fund expenses to the extent that total expenses, including expenses attributable to the Underlying Funds, exceed certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended
December 31, 2022.

117
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board acknowledged Advisors’ assertion that, while the Funds’ expense structure makes the Funds’ contractual and effective management fee rates appear higher as compared to its peers (most of whom have a traditional funds of funds fee structure), the Funds’ total expenses were favorable as compared to most of their peers. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered
Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because
Advisors operated each Fund at a loss, and has waived a portion of its management fees for each of the Funds, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Lifestyle Funds and the TIAA-CREF Life Balanced
Fund, with annual contractual management fee rates of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation
Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF
Lifecycle Funds, which have the same fee structure as the Funds. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds. Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the
Funds add scale to the TIAA-CREF Underlying Funds or other affiliated underlying funds. Also, Advisors and its affiliates earn fees on the Funds’ investments in other affiliated products, such as other TIAA-CREF Funds. Additionally, the Funds may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and
529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.

118
Approval of Investment Management Agreement
(continued)
(Unaudited)
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of each Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2022.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding a Fund’s “effective management fee rate” refer to the overall effective blended fee rate that applied to that Fund after taking into account any applicable fee waivers and/or expense reimbursements. Statements below regarding “net loss” refer to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
Lifecycle Index Retirement Income Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.050%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.083% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
1 out of 4 funds, 2 out of 4 funds and 1 out of 4 funds within the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”), respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 2nd and 1st quintiles of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
The Fund ranked 3 out of 4 funds, 1 out of 4 funds, 1 out of 4 funds and 1 out of 3 funds within the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-
year periods, respectively. The Fund was in the 3rd, 1st, 1st and 1st quintiles of the universe of comparable funds selected by
Broadridge for performance comparison (“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2010 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.060%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.083% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate each ranked 2 out of 3 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 3rd, 1st and 3rd quintiles of its Expense Universe, respectively.
The Fund ranked 2 out of 3 funds, 1 out of 3 funds, 1 out of 3 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.

119
Lifecycle Index 2015 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.070%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.080% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate each ranked 2 out of 3 funds within its Expense Group. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 2 out of 3 funds, 1 out of 3 funds, 1 out of 3 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2020 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.075% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 4 funds, 3 out of 4 funds and 2 out of 4 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 3 out of 4 funds, 1 out of 4 funds, 1 out of 4 funds and 1 out of 2 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2025 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.071% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 3 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 2 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.

120
Approval of Investment Management Agreement
(continued)
(Unaudited)
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2030 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.066% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 3 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 3rd and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 3rd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2035 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.060% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 4 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2040 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.057% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 4 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.

121
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 2nd, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2045 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.057% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 4 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2050 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.056% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 4 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance
Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2055 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.080%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.056% provided by Advisors extending through September 30, 2023.

122
Approval of Investment Management Agreement
(continued)
(Unaudited)
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 4 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate (including the waiver) were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds, 1 out of 5 funds, 1 out of 5 funds and 1 out of 3 funds within its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance
Universe for the one-, three- five-, and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2060 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.060%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.056% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 3 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 1st, 4th and 1st quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds within its Performance Group for each of the one-, three- and five-year periods. The Fund was in the 2nd, 1st and 1st quintiles of its Performance Universe for the one-, three- and five-year periods, respectively.
The Fund received an Overall Morningstar Rating of 5 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifecycle Index 2065 Fund
As discussed above, instead of incurring the TIAA-CREF Underlying Fund expenses indirectly, the Fund invests in the fee-waived
Class W of the TIAA-CREF Underlying Funds and pays such expenses directly. These expenses may fluctuate daily based upon the
Fund’s actual allocations to the Underlying Funds. The Fund also incurs an annual asset allocation fee of 0.10% of average daily net assets as part of its management fee rate. As of December 31, 2022 the Fund’s effective management fee rate was 0.000%
of average daily net assets, which includes the effect of a voluntary management fee rate waiver of 0.057% provided by Advisors extending through September 30, 2023.
The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate ranked
2 out of 5 funds, 1 out of 5 funds and 2 out of 5 funds within its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate (including the waiver) and contractual management fee rate were in the 2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund ranked 1 out of 5 funds and 1 out of 4 funds within its Performance Group for the one-year and since inception periods, respectively. The Fund was in the 2nd quintile of its Performance Universe for each of the one-year and since inception periods.
The Fund is too new to have received an Overall Morningstar Rating.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

123
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)
124
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Standard & Poor's Index
The Indexes in the S&P Target Date Index Series are products of S&P Dow Jones Indices LLC, a division of S&P Global, or its affiliates (“SPDJI”), and have been licensed for use by the funds. Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC, a division of S&P Global (“S&P”); Dow Jones® is a registered trademark of Dow
Jones Trademark Holdings LLC (“Dow Jones”). It is not possible to invest directly in an index. The funds are not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, any of their respective affiliates (collectively, “S&P Dow Jones Indices”).
S&P Dow Jones Indices does not make any representation or warranty, express or implied, to the owners of the funds or any member of the public regarding the advisability of investing in securities generally or in the funds particularly or the ability of the S&P Target Date Index Series to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to the funds with respect to the S&P Target Date Index
Series is the licensing of the Indexes and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The Indexes in the S&P Target Date Index Series are determined, composed and calculated by S&P Dow
Jones Indices without regard to the funds. S&P Dow Jones Indices has no obligation to take the needs of the funds or the owners of the funds into consideration in determining, composing or calculating the S&P Target Date Index Series. S&P Dow
Jones Indices is not responsible for and has not participated in the determination of the prices, and amount of the funds or the timing of the issuance or sale of fund shares or in the determination or calculation of the equation by which fund shares are to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices has no obligation or liability in connection with the administration, marketing or trading of the funds. There is no assurance that investment products based on the S&P Target Date Index Series will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision.
Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

125
S&P DOW JONES INDICES DOES NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P TARGET DATE INDEX SERIES
OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC
COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR
DELAYS THEREIN. S&P DOW JONES INDICES MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR
FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY THE FUND, OWNERS OF THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE
USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P
DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS,
TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBILITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT
LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND THE FUNDS,
OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2923422
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A12027 (7/23)

Lifestyle Funds
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
May 31, 2023
Fund Name
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
16.1
TIAA-CREF Lifestyle Income Fund TSITX TSIHX TSIPX TLSRX TSILX
16.2
TIAA-CREF Lifestyle Conservative Fund TCSIX TLSHX TLSPX TSCTX TSCLX
16.3
TIAA-CREF Lifestyle Moderate Fund TSIMX TSMHX TSMPX TSMTX TSMLX
16.4
TIAA-CREF Lifestyle Growth Fund TSGGX TSGHX TSGPX TSGRX TSGLX
16.5
TIAA-CREF Lifestyle Aggressive Growth Fund TSAIX TSAHX TSAPX TSARX TSALX

Letter to Investors 3
Important Notices 5
About the Funds’ Benchmarks 6
Investment Results of the Lifestyle Funds 7
Fund Performance 8
Expense Examples 18
Report of Independent Registered Public Accounting Firm 21
Portfolio of Investments 22
Statement of Assets and Liabilities 28
Statement of Operations 30
Statement of Changes in Net Assets 32
Financial Highlights 34
Notes to Financial Statements 44
Important Tax Information 54
Additional Fund Information 55
Trustees and Officers 56
Approval of Investment Management Agreement 59
Liquidity Risk Management Program 65
Additional Information About Index Providers 66
How to Reach Us Inside Back Cover

3
Letter to Investors
Brad Finkle
Global financial markets posted mixed results for the twelve months ended May
31, 2023. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates on multiple occasions during the period. U.S.
equities advanced as the economy expanded over the last three quarters on the strength of consumer and business spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Foreign stocks registered gains and losses, with international developed markets rising and emerging markets falling. U.S. fixed-income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-
CREF Lifestyle Funds by way of their investments in various asset classes through underlying funds.
All five TIAA-CREF Lifestyle Funds advanced for the period and outperformed their respective composite benchmarks. (All fund returns are for the
Institutional Class.)
Returns for the Institutional Class ranged from 0.3% for the Lifestyle
Conservative Fund to 1.5% for the Lifestyle Aggressive Growth Fund.
Stocks and bonds posted mixed results
U.S. equities advanced modestly for the twelve months despite pressure from inflation and rising interest rates, while oil prices fell sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7%
in May 2023. The broad domestic stock market, as represented by the Russell
3000® Index, returned 2.0%. The Fed raised the federal funds target rate to
5.00%–5.25% in May 2023 but indicated that a pause in future increases was possible.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United
States) and 24 emerging-markets countries, returned −1.9% in U.S.-dollar terms.
The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe. In response, the
European Central Bank raised its suite of benchmark interest rates multiple times during the twelve months. Among developing markets, China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −2.1% for the period.
Staying focused on long-term goals, despite short-term challenges
Today’s financial landscape has certainly given investors a lot to think about.
Inflation and higher interest rates continue to be areas of concern, while market volatility remains unpredictable. However, it’s important to remain patient and stay focused on your long-term goals when challenges such as these arise.
While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-
term events can shift your focus away from your long-term objectives. As such, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-CREF
Lifestyle Funds use dynamic diversification strategies designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals.
Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Lifestyle Funds. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
For Shareholders of
TIAA-CREF Lifestyle Income Fund
TIAA-CREF Lifestyle Conservative Fund
TIAA-CREF Lifestyle Moderate Fund
TIAA-CREF Lifestyle Growth Fund
TIAA-CREF Lifestyle Aggressive Growth Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Funds included within this shareholder report will be for the reporting period ended May 31, 2024.

About the Funds’ Benchmarks
6
Composite benchmarks
Each Lifestyle Fund uses a composite benchmark that represents the general market sectors in which that fund invests.
These may include U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. A fund’s composite benchmark may combine the following public indexes in proportions that reflect the fund’s target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) (international equity): An index designed to measure the performance of large-, mid- and small-cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. 1–3 Year Government/Credit Bond Index (short-term fixed income): An index designed to measure the performance of U.S. Treasury and agency securities and corporate bonds with 1- to 3-year maturities. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market indexes
The returns shown against the broad-based securities market index compare a fund’s average annual returns with a broad measure of market performance. The Morningstar Target Risk Index Series is an asset allocation index series comprised of constituent Morningstar indexes and reflects global equity market exposures of 20%, 40%, 60%, 80% or 95% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Target Risk
Index Series reflect multi-asset class exposure and similar risk profiles as the Funds.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the funds’
latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
Investment Results of the Lifestyle Funds
Performance for the twelve months ended May 31, 2023
All five of the Lifestyle Funds posted gains and outperformed their respective composite benchmarks. Institutional Class returns ranged from 0.31% for the Lifestyle Conservative Fund to 1.46% for the Lifestyle Aggressive Growth Fund. The performance tables show returns for all share classes of the funds.
Financial markets posted mixed results amid persistent inflation
The U.S. economy expanded during the period, however, the pace of growth slowed at the end of 2022 and beginning of 2023.
Real Gross Domestic Product (GDP), which measures the value of all goods and services produced in the United States, grew by an annualized rate of 3.2% and 2.6% in the third and fourth quarters of 2022, respectively. GDP expanded by 1.3% in the first quarter of 2023, according to the government’s “second” estimate. A strong labor market and solid consumer spending gave the economy a boost, but inflation concerns, and rising interest rates posed challenges. The unemployment rate increased slightly, rising from
3.6% in June 2022 to 3.7% in May 2023. Core inflation, which measures all items except food and energy, rose 5.3% over the twelve months ended May 31, 2023. Crude oil prices declined sharply, falling from more than $115 per barrel at the beginning of the period to $68 on May 31, 2023.
The Federal Reserve responded to elevated inflation levels by raising the federal funds target rate eight times during the period.
Policymakers increased the key short-term interest-rate measure to 5.00−5.25% in May 2023, its highest level since 2007.
Domestic stocks advanced while international equities lost ground for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, rose 2.03%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned −1.86% in U.S.-dollar terms.
U.S. investment-grade bonds were hurt by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond
Index, returned −2.14%. Short-term bonds, as measured by the Bloomberg U.S. 1–3 Year Government/Credit Index, edged higher at
0.22%.
U.S. equity funds posted the largest gains
The Lifestyle Funds may invest in up to four sectors of the investment markets: U.S. equity (stocks), international equity (foreign stocks), fixed income and short-term fixed income. The Lifestyle Funds do this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen
Dividend Value Fund and the Nuveen Dividend Growth Fund, all funds mentioned below are TIAA-CREF Funds.)
For the twelve months, U.S. equity funds recorded the largest gains and contributed most to the funds’ absolute returns—that is, without regard to performance relative to their respective composite benchmarks. Within the U.S. equity category, the Large-Cap
Growth Fund, the Nuveen Growth Opportunities ETF and the Growth & Income Fund gained most, while the Quant Small/Mid-Cap
Equity Fund and the Nuveen Dividend Value Fund posted the largest losses. Among foreign stock funds, nearly all registered negative returns, with the Emerging Markets Equity Fund declining the most. Within fixed income, the Short-Term Bond Fund advanced, while the Core Bond Fund and the Core Plus Bond Fund posted losses.
U.S. stock funds contributed most to relative performance
For the twelve months, all of the Lifestyle Funds outperformed their respective composite benchmarks, primarily due to the relative strength of underlying funds investing in U.S. equities.
Within U.S. equities, the Large-Cap Value Fund, the Growth & Income Fund and the Large-Cap Growth Fund contributed most to the relative performance of all Lifestyle Funds. The Quant Small-Cap Equity Fund also benefited the funds’ relative returns. In contrast, the Nuveen Dividend Growth Fund was the largest detractor from relative performance across all Lifestyle Funds.
In the foreign stock category, all funds detracted from the Lifestyle Funds’ relative performance with the International Equity
Fund and the International Opportunities Fund detracting most.
In the fixed-income sector, the Short-Term Bond Fund and the Core Bond Fund benefited the performance of the Lifestyle Income
Fund and the Lifestyle Conservative Fund. The Core Plus Bond Fund contributed to the relative performance of all Lifestyle Funds except the Lifestyle Aggressive Growth Fund, which has a target allocation of 100% equities. (Performance of the Lifestyle Funds’
underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Lifestyle Income Fund
8
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifestyle Income Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 12/9/11 0.34% 2.47% 3.09% 0.63% 0.43%
Advisor Class 12/4/15 0.30 2.43 3.07
†
0.71 0.51
Premier Class 12/9/11 0.18 2.32 2.93 0.79 0.58
Retirement Class 12/9/11 0.08 2.22 2.83 0.88 0.68
Retail Class 12/9/11 0.05 2.19 2.80 0.91 0.71
Lifestyle Income Fund Composite Index
‡
– -0.36 2.56 2.91 – –
Broad market index
Morningstar Conservative Target Risk Index – -2.13 2.05 2.53 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on May 31, 2023, the Lifestyle Income Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 40.0% Bloomberg U.S. 1–3
Year Government/Credit Bond Index; 13.0% Russell 3000® Index; and 7.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

9
Lifestyle Income Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 13.01
International equity 6.90
Fixed income
Fixed income 40.01
Short-term fixed income 40.00
Short-term investments 0.08
Other assets & liabilities, net (0.00)
Total 100.00

Lifestyle Conservative Fund
10
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifestyle Conservative Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 12/9/11 0.31% 3.48% 4.58% 0.55% 0.49%
Advisor Class 12/4/15 0.29 3.38 4.52
†
0.65 0.59
Premier Class 12/9/11 0.23 3.34 4.42 0.71 0.64
Retirement Class 12/9/11 0.13 3.24 4.33 0.80 0.74
Retail Class 12/9/11 0.11 3.20 4.29 0.82 0.76
Lifestyle Conservative Fund Composite Index
‡
– -0.18 3.94 4.60 – –
Broad market index
Morningstar Moderately Conservative Target Risk
Index – -1.34 3.55 4.25 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on May 31, 2023, the Lifestyle Conservative Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 26.0% Russell 3000®
Index; 20.0% Bloomberg U.S. 1-3 Year Government/Credit Bond Index; and 14.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

11
Lifestyle Conservative Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 26.04
International equity 13.76
Fixed income
Fixed income 40.01
Short-term fixed income 20.00
Short-term investments 0.09
Other assets & liabilities, net 0.10
Total 100.00

Lifestyle Moderate Fund
12
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifestyle Moderate Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 12/9/11 0.38% 4.44% 6.03% 0.59% 0.55%
Advisor Class 12/4/15 0.30 4.35 5.97
†
0.67 0.63
Premier Class 12/9/11 0.20 4.28 5.88 0.75 0.70
Retirement Class 12/9/11 0.12 4.18 5.77 0.84 0.80
Retail Class 12/9/11 0.09 4.14 5.74 0.86 0.82
Lifestyle Moderate Fund Composite Index
‡
– -0.13 5.20 6.23 – –
Broad market index
Morningstar Moderate Target Risk Index – -1.54 4.47 5.52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on May 31, 2023, the Lifestyle Moderate Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000®
Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

13
Lifestyle Moderate Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 39.19
International equity 20.68
Fixed income 40.10
Short-term investments 0.07
Other assets & liabilities, net (0.04)
Total 100.00

Lifestyle Growth Fund
14
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifestyle Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 12/9/11 1.01% 5.34% 7.29% 0.66% 0.60%
Advisor Class 12/4/15 0.85 5.23 7.23
†
0.75 0.69
Premier Class 12/9/11 0.78 5.19 7.12 0.82 0.75
Retirement Class 12/9/11 0.73 5.07 7.01 0.91 0.85
Retail Class 12/9/11 0.71 5.04 6.97 0.94 0.88
Lifestyle Growth Fund Composite Index
‡
– 0.38 6.46 7.72 – –
Broad market index
Morningstar Moderately Aggressive Target Risk
Index – -1.26 5.38 6.79 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on May 31, 2023, the Lifestyle Growth Fund Composite Index consisted of: 52.0% Russell 3000® Index; 28.0% MSCI All Country World Index ex USA
Investable Market Index; and 20.0% Bloomberg U.S. Aggregate Bond Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

15
Lifestyle Growth Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 52.33
International equity 27.58
Fixed income 20.07
Short-term investments 0.03
Other assets & liabilities, net (0.01)
Total 100.00

Lifestyle Aggressive Growth Fund
16
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Lifestyle Aggressive Growth Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 12/9/11 1.46% 6.24% 8.54% 0.73% 0 .64%
Advisor Class 12/4/15 1. 33 6.16 8.48
†
0.82 0.73
Premier Class 12/9/11 1.29 6.07 8.38 0.89 0.79
Retirement Class 12/9/11 1.20 5.98 8.27 0.98 0.89
Retail Class 12/9/11 1.17 5.91 8.20 1.02 0.93
Lifestyle Aggressive Growth Fund Composite Index
‡
– 0.81 7.62 9.14 – –
Broad market index
Morningstar Aggressive Target Risk Index – -0.95 5.98 7.72 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
†
The performance shown for the Advisor Class that is prior to its inception date is based on the performance of the Institutional Class. The performance for this period has not been restated to reflect the actual expenses of the Advisor Class. If these actual expenses had been reflected, the performance of the Advisor Class shown for this period would have been different because the Advisor Class has different expenses than the Institutional Class.
‡
As of the close of business on May 31, 2023, the Lifestyle Aggressive Growth Fund Composite Index consisted of: 65.0% Russell 3000® Index; and 35.0% MSCI All Country World
Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

17
Lifestyle Aggressive Growth Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 65.46
International equity 34.50
Short-term investments 0.04
Other assets & liabilities, net (0.00)
Total 100.00

Expense Examples
18
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( December 1, 2022 – May 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
16.1
Lifestyle Income Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,023.38 $1,023.18 $1,022.58 $1,022.10 $1,021.98
Expenses incurred during the period*
$0.51 $0.75 $1.26 $1.77 $1.90
Effective expenses incurred during the period
†
$2.21 $2.45 $2.96 $3.47 $3.60
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,024.19 $1,023.68 $1,023.18 $1,023.05
Expenses incurred during the period*
$0.51 $0.75 $1.27 $1.77 $1.90
Effective expenses incurred during the period
†
$2.21 $2.45 $2.97 $3.47 $3.60
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.15% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.38% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.49% for Advisor Class, 0.59% for Premier Class, 0.69% for Retirement Class and 0.71% for Retail Class.

19
16.2
Lifestyle Conservative Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.38 $1,023.86 $1,024.46 $1,023.97 $1,023.84
Expenses incurred during the period*
$0.51 $1.03 $1.27 $1.77 $1.90
Effective expenses incurred during the period
†
$2.47 $3.00 $3.23 $3.74 $3.86
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.43 $1,023.91 $1,023.68 $1,023.18 $1,023.06
Expenses incurred during the period*
$0.51 $1.03 $1.27 $1.77 $1.90
Effective expenses incurred during the period
†
$2.47 $3.00 $3.23 $3.73 $3.86
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.10% for
Institutional Class, 0.20% for Advisor Class, 0.25% for Premier Class, 0.35% for Retirement Class and 0.38% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.49% for Institutional Class, 0.59% for Advisor Class, 0.64% for Premier Class, 0.74% for Retirement Class and 0.77% for Retail Class.
16.3
Lifestyle Moderate Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,026.39 $1,025.95 $1,025.47 $1,025.09 $1,024.99
Expenses incurred during the period*
$0.31 $0.73 $1.14 $1.57 $1.70
Effective expenses incurred during the period
†
$2.53 $2.95 $3.37 $3.79 $3.92
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.63 $1,024.21 $1,023.80 $1,023.38 $1,023.25
Expenses incurred during the period*
$0.31 $0.73 $1.14 $1.57 $1.70
Effective expenses incurred during the period
†
$2.53 $2.95 $3.37 $3.79 $3.92
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.06% for
Institutional Class, 0.14% for Advisor Class, 0.23% for Premier Class, 0.31% for Retirement Class and 0.34% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.50% for Institutional Class, 0.58% for Advisor Class, 0.67% for Premier Class, 0.75% for Retirement Class and 0.78% for Retail Class.

Expense Examples
(continued)
20
16.4
Lifestyle Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,027.53 $1,026.60 $1,026.56 $1,026.81 $1,025.97
Expenses incurred during the period*
$0.07 $0.55 $0.92 $1.33 $1.49
Effective expenses incurred during the period
†
$2.53 $3.01 $3.38 $3.80 $3.95
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.87 $1,024.39 $1,024.03 $1,023.62 $1,023.46
Expenses incurred during the period*
$0.07 $0.55 $0.92 $1.33 $1.49
Effective expenses incurred during the period
†
$2.53 $3.01 $3.38 $3.79 $3.95
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.01% for
Institutional Class, 0.11% for Advisor Class, 0.18% for Premier Class, 0.26% for Retirement Class and 0.29% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.50% for Institutional Class, 0.60% for Advisor Class, 0.67% for Premier Class, 0.75% for Retirement Class and 0.78% for Retail Class.
16.5
Lifestyle Aggressive Growth Fund
Share Class
Institutional
Class
Advisor
Class
Premier
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,027.92 $1,027.20 $1,027.37 $1,026.51 $1,026.25
Expenses incurred during the period*
$0.30 $0.79 $1.14 $1.56 $1.79
Effective expenses incurred during the period
†
$3.01 $3.50 $3.85 $4.27 $4.50
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.64 $1,024.15 $1,023.81 $1,023.39 $1,023.16
Expenses incurred during the period*
$0.30 $0.79 $1.14 $1.56 $1.79
Effective expenses incurred during the period
†
$3.00 $3.49 $3.84 $4.26 $4.49
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.06% for
Institutional Class, 0.16% for Advisor Class, 0.23% for Premier Class, 0.31% for Retirement Class and 0.35% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.59% for Institutional Class, 0.69% for Advisor Class, 0.76% for Premier Class, 0.85% for Retirement Class and 0.89% for Retail Class.

Report of Independent Registered Public Accounting Firm
21
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Lifestyle Income Fund, TIAA-CREF Lifestyle Conservative
Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and TIAA-CREF Lifestyle Aggressive Growth Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of TIAA-CREF Lifestyle
Income Fund, TIAA-CREF Lifestyle Conservative Fund, TIAA-CREF Lifestyle Moderate Fund, TIAA-CREF Lifestyle Growth Fund, and
TIAA-CREF Lifestyle Aggressive Growth Fund (five of the funds constituting TIAA-CREF Funds, hereafter collectively referred to as the
"Funds") as of May 31, 2023, the related statements of operations for the year ended May 31, 2023, the statements of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of May 31, 2023, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended May 31, 2023, and each of the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the
Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the transfer agent, broker and custodian. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
July 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds investment company group since 2005.

Lifestyle Income Fund May 31, 2023
Portfolio of Investments
22
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.0%
1,733,581
TIAA-CREF Core Bond Fund $ 15,740,917
1,733,581
TIAA-CREF Core Plus Bond Fund 15,740,917
TOTAL FIXED INCOME 31,481,834
INTERNATIONAL EQUITY—6.9%
121,861
TIAA-CREF Emerging Markets Equity Fund 913,961
193,315
TIAA-CREF International Equity Fund 2,354,581
101,764
TIAA-CREF International Opportunities Fund 1,407,394
79,665
TIAA-CREF Quant International Small-Cap Equity Fund 747,258
TOTAL INTERNATIONAL EQUITY 5,423,194
SHORT-TERM FIXED INCOME—40.0%
3,188,432
TIAA-CREF Short-Term Bond Fund 31,469,819
TOTAL SHORT-TERM FIXED INCOME 31,469,819
U.S. EQUITY—13.0%
28,958
Nuveen Dividend Growth Fund 1,485,237
115,094
Nuveen Dividend Value Fund 1,499,681
81,457
Nuveen Growth Opportunities ETF 1,743,180
106,210
TIAA-CREF Growth & Income Fund 1,488,000
85,566
TIAA-CREF Large-Cap Growth Fund 1,714,748
79,014
TIAA-CREF Large-Cap Value Fund 1,498,903
24,456
TIAA-CREF Quant Small-Cap Equity Fund 373,203
36,704
TIAA-CREF Quant Small/Mid-Cap Equity Fund 434,210
TOTAL U.S. EQUITY 10,237,162
TOTAL AFFILIATED INVESTMENT COMPANIES 78,612,009
(Cost $82,592,174)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$65,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 65,000
TOTAL REPURCHASE AGREEMENT 65,000
TOTAL SHORT-TERM INVESTMENTS 65,000
(Cost $65,000)
TOTAL INVESTMENTS—100.0% 78,677,009
(Cost $82,657,174)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (1,131)
NET ASSETS—100.0% $ 78,675,878
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $65,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $66,303.

Portfolio of Investments
Lifestyle Conservative Fund May 31, 2023
23
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.8%a
FIXED INCOME—40.0%
3,339,225
TIAA-CREF Core Bond Fund $ 30,320,164
10,019,502
TIAA-CREF Core Plus Bond Fund 90,977,082
TOTAL FIXED INCOME 121,297,246
INTERNATIONAL EQUITY—13.8%
934,690
TIAA-CREF Emerging Markets Equity Fund 7,010,174
1,489,092
TIAA-CREF International Equity Fund 18,137,136
782,604
TIAA-CREF International Opportunities Fund 10,823,409
613,265
TIAA-CREF Quant International Small-Cap Equity Fund 5,752,427
TOTAL INTERNATIONAL EQUITY 41,723,146
SHORT-TERM FIXED INCOME—20.0%
6,143,635
TIAA-CREF Short-Term Bond Fund 60,637,677
TOTAL SHORT-TERM FIXED INCOME 60,637,677
U.S. EQUITY—26.0%
221,771
Nuveen Dividend Growth Fund 11,374,615
890,680
Nuveen Dividend Value Fund 11,605,558
628,663
Nuveen Growth Opportunities ETF 13,453,388
818,648
TIAA-CREF Growth & Income Fund 11,469,260
662,228
TIAA-CREF Large-Cap Growth Fund 13,271,050
609,630
TIAA-CREF Large-Cap Value Fund 11,564,686
188,431
TIAA-CREF Quant Small-Cap Equity Fund 2,875,451
283,056
TIAA-CREF Quant Small/Mid-Cap Equity Fund 3,348,557
TOTAL U.S. EQUITY 78,962,565
TOTAL AFFILIATED INVESTMENT COMPANIES 302,620,634
(Cost $310,554,972)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$275,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 275,000
TOTAL REPURCHASE AGREEMENT 275,000
TOTAL SHORT-TERM INVESTMENTS 275,000
(Cost $275,000)
TOTAL INVESTMENTS—99.9% 302,895,634
(Cost $310,829,972)
OTHER ASSETS & LIABILITIES, NET—0.1% 289,075
NET ASSETS—100.0% $ 303,184,709
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $275,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $280,515.

Lifestyle Moderate Fund May 31, 2023
Portfolio of Investments
24
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—99.9%a
FIXED INCOME—40.1%
22,719,114
TIAA-CREF Core Plus Bond Fund $ 206,289,559
TOTAL FIXED INCOME 206,289,559
INTERNATIONAL EQUITY—20.6%
2,379,849
TIAA-CREF Emerging Markets Equity Fund 17,848,866
3,799,818
TIAA-CREF International Equity Fund 46,281,780
1,994,032
TIAA-CREF International Opportunities Fund 27,577,460
1,563,522
TIAA-CREF Quant International Small-Cap Equity Fund 14,665,833
TOTAL INTERNATIONAL EQUITY 106,373,939
U.S. EQUITY—39.2%
567,191
Nuveen Dividend Growth Fund 29,091,239
2,273,021
Nuveen Dividend Value Fund 29,617,467
1,599,050
Nuveen Growth Opportunities ETF 34,219,670
2,090,613
TIAA-CREF Growth & Income Fund 29,289,490
1,696,037
TIAA-CREF Large-Cap Growth Fund 33,988,575
1,556,821
TIAA-CREF Large-Cap Value Fund 29,532,896
481,200
TIAA-CREF Quant Small-Cap Equity Fund 7,343,111
722,930
TIAA-CREF Quant Small/Mid-Cap Equity Fund 8,552,263
TOTAL U.S. EQUITY 201,634,711
TOTAL AFFILIATED INVESTMENT COMPANIES 514,298,209
(Cost $518,647,159)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$370,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 370,000
TOTAL REPURCHASE AGREEMENT 370,000
TOTAL SHORT-TERM INVESTMENTS 370,000
(Cost $370,000)
TOTAL INVESTMENTS—100.0% 514,668,209
(Cost $519,017,159)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (214,411)
NET ASSETS—100.0% $ 514,453,798
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $370,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $377,445.

Portfolio of Investments
Lifestyle Growth Fund May 31, 2023
25
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—20.1%
6,019,263
TIAA-CREF Core Plus Bond Fund $ 54,654,911
TOTAL FIXED INCOME 54,654,911
INTERNATIONAL EQUITY—27.6%
1,679,009
TIAA-CREF Emerging Markets Equity Fund 12,592,564
2,682,121
TIAA-CREF International Equity Fund 32,668,228
1,409,293
TIAA-CREF International Opportunities Fund 19,490,527
1,103,458
TIAA-CREF Quant International Small-Cap Equity Fund 10,350,440
TOTAL INTERNATIONAL EQUITY 75,101,759
U.S. EQUITY—52.3%
401,507
Nuveen Dividend Growth Fund 20,593,291
1,605,038
Nuveen Dividend Value Fund 20,913,650
1,129,256
Nuveen Growth Opportunities ETF 24,166,078
1,477,951
TIAA-CREF Growth & Income Fund 20,706,098
1,199,987
TIAA-CREF Large-Cap Growth Fund 24,047,744
1,099,675
TIAA-CREF Large-Cap Value Fund 20,860,836
340,168
TIAA-CREF Quant Small-Cap Equity Fund 5,190,968
510,821
TIAA-CREF Quant Small/Mid-Cap Equity Fund 6,043,007
TOTAL U.S. EQUITY 142,521,672
TOTAL AFFILIATED INVESTMENT COMPANIES 272,278,342
(Cost $264,402,234)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$100,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 100,000
TOTAL REPURCHASE AGREEMENT 100,000
TOTAL SHORT-TERM INVESTMENTS 100,000
(Cost $100,000)
TOTAL INVESTMENTS—100.0% 272,378,342
(Cost $264,502,234)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (40,476)
NET ASSETS—100.0% $ 272,337,866
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $100,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.000% and maturity date 7/31/28, valued at $102,069.

Lifestyle Aggressive Growth Fund May 31, 2023
Portfolio of Investments
26
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
INTERNATIONAL EQUITY—34.5%
1,636,712
TIAA-CREF Emerging Markets Equity Fund $ 12,275,340
2,614,394
TIAA-CREF International Equity Fund 31,843,322
1,372,126
TIAA-CREF International Opportunities Fund 18,976,503
1,073,837
TIAA-CREF Quant International Small-Cap Equity Fund 10,072,595
TOTAL INTERNATIONAL EQUITY 73,167,760
U.S. EQUITY—65.5%
390,874
Nuveen Dividend Growth Fund 20,047,915
1,563,411
Nuveen Dividend Value Fund 20,371,243
1,097,984
Nuveen Growth Opportunities ETF 23,496,858
1,443,552
TIAA-CREF Growth & Income Fund 20,224,168
1,167,396
TIAA-CREF Large-Cap Growth Fund 23,394,616
1,071,451
TIAA-CREF Large-Cap Value Fund 20,325,418
331,920
TIAA-CREF Quant Small-Cap Equity Fund 5,065,103
497,577
TIAA-CREF Quant Small/Mid-Cap Equity Fund 5,886,336
TOTAL U.S. EQUITY 138,811,657
TOTAL AFFILIATED INVESTMENT COMPANIES 211,979,417
(Cost $201,677,247)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.0%
REPURCHASE AGREEMENT—0.0%
$75,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 75,000
TOTAL REPURCHASE AGREEMENT 75,000
TOTAL SHORT-TERM INVESTMENTS 75,000
(Cost $75,000)
TOTAL INVESTMENTS—100.0% 212,054,417
(Cost $201,752,247)
OTHER ASSETS & LIABILITIES, NET—(0.0)% (629)
NET ASSETS—100.0% $ 212,053,788
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $75,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 2.750% and maturity date 4/30/27, valued at $76,555.

Statement of Assets and Liabilities
See Notes to Financial Statements
28
May 31, 2023
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
ASSETS
Affiliated investments, at value
‡
$ 78,612,009 $ 302,620,634 $ 514,298,209
Short-term investments, at value
#
65,000 275,000 370,000
Cash 4,394 3,279 3,706
Due from affiliates 19,144 21,309 30,602
Receivables:
Dividends and interest 200,613 592,248 703,744
Fund shares sold 939 390,666 11,219
Investments sold 103,493 716,397 1,795,152
Other 2,646 7,221 10,752
Total assets 79,008,238 304,626,754 517,223,384
LIABILITIES
Management fees payable 6,739 25,856 43,942
Service agreement fees payable 3,696 10,534 23,616
Distribution fees payable 10,181 43,048 71,294
Due to affiliates 9,540 10,159 10,735
Payables:
Fund shares redeemed 4,169 58,038 238,699
Investments purchased - regular settlement 288,026 1,265,944 2,336,779
Trustee compensation 2,621 7,179 10,714
Accrued expenses and other payables 7,388 21,287 33,807
Total liabilities 332,360 1,442,045 2,769,586
Net assets $ 78,675,878 $ 303,184,709 $ 514,453,798
NET ASSETS CONSIST OF:
Paid-in-capital $ 85,720,233 $ 326,004,156 $ 545,287,668
Total distributable earnings (loss) (7,044,355) (22,819,447) (30,833,870)
Net assets $ 78,675,878 $ 303,184,709 $ 514,453,798
‡
Affiliated investments, cost $ 82,592,174 $ 310,554,972 $ 518,647,159
#
Short-term investments, cost $ 65,000 $ 275,000 $ 370,000
INSTITUTIONAL CLASS:
Net assets $ 13,662,504 $ 51,083,765 $ 68,230,512
Shares outstanding 1,336,874 4,444,429 5,330,218
Net asset value per share $ 10 .22 $ 11 .49 $ 12 .80
ADVISOR CLASS:
Net assets $ 104,705 $ 3,076,334 $ 7,293,934
Shares outstanding 10,249 267,702 569,963
Net asset value per share $ 10 .22 $ 11 .49 $ 12 .80
PREMIER CLASS:
Net assets $ 365,931 $ 249,150 $ 256,752
Shares outstanding 35,783 21,669 20,000
Net asset value per share $ 10 .23 $ 11 .50 $ 12 .84
RETIREMENT CLASS:
Net assets $ 17,309,552 $ 47,412,660 $ 105,237,774
Shares outstanding 1,695,678 4,131,324 8,235,423
Net asset value per share $ 10 .21 $ 11 .48 $ 12 .78
RETAIL CLASS:
Net assets $ 47,233,186 $ 201,362,800 $ 333,434,826
Shares outstanding 4,626,862 17,554,844 26,108,940
Net asset value per share $ 10 .21 $ 11 .47 $ 12 .77
Authorized shares - per class Unlimited Unlimited Unlimited
Par value per share $ 0 .0001 $ 0 .0001 $ 0 .0001

See Notes to Financial Statements
29
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 272,278,342 $ 211,979,417
100,000 75,000
1,817 4,290
38,380 20,029
187,597 11
10,585 111,612
1,130,720 1,080,897
5,363 3,836
273,752,804 213,275,092
23,423 18,099
11,308 12,047
37,760 21,871
10,072 9,891
163,903 189,918
1,142,269 948,315
5,343 3,807
20,860 17,356
1,414,938 1,221,304
$ 272,337,866 $ 212,053,788
$ 280,695,105 $ 213,758,476
(8,357,239) (1,704,688)
$ 272,337,866 $ 212,053,788
$ 264,402,234 $ 201,677,247
$ 100,000 $ 75,000
$ 43,616,134 $ 51,861,754
3,044,254 3,280,819
$ 14 .33 $ 15 .81
$ 3,806,655 $ 4,907,925
265,972 310,536
$ 14 .31 $ 15 .80
$ 295,542 $ 320,316
20,596 20,201
$ 14 .35 $ 15 .86
$ 48,700,896 $ 52,654,623
3,416,395 3,347,670
$ 14 .26 $ 15 .73
$ 175,918,639 $ 102,309,170
12,363,193 6,519,646
$ 14 .23 $ 15 .69
Unlimited Unlimited
$ 0 .0001 $ 0 .0001

Statement of Operations
See Notes to Financial Statements
30
Year Ended May 31, 2023
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
16.3
Lifestyle Moderate Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 2,430,700 $ 8,355,259 $ 12,632,897
Total investment income 2,430,700 8,355,259 12,632,897
EXPENSES
Management fees 83,150 312,822 522,590
12b-1 distribution and service fees — Premier Class 526 374 386
12b-1 distribution and service fees — Retail Class 125,429 519,807 846,366
Shareholder servicing agent fees — Institutional Class 370 1,177 578
Shareholder servicing agent fees — Advisor Class 49 3,393 7,020
Shareholder servicing agent fees — Premier Class 45 60 35
Shareholder servicing agent fees — Retirement Class 46,466 125,824 265,129
Shareholder servicing agent fees — Retail Class 13,719 49,104 83,670
Administrative service fees 46,231 49,255 52,010
Trustees fees 1,345 5,146 8,563
Custodian fees 9,354 9,581 9,633
Overdraft expense 1,069 1,981 1,418
Professional fees 15,976 16,782 17,515
Registration fees 72,025 74,480 77,452
Shareholder reporting expenses 18,775 35,942 51,396
Other 26,337 27,610 28,820
Total expenses 460,866 1,233,338 1,972,581
Expenses reimbursed by the investment adviser (190,573) (220,140) (467,917)
Fee waiver by investment adviser and Nuveen Securities (1,112) – –
Net expenses 269,181 1,013,198 1,504,664
Net investment income (loss) 2,161,519 7,342,061 11,128,233
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments (2,450,157) (12,762,745) (24,522,080)
Distributions from affiliated investments 464,087 3,052,522 7,346,494
Net realized gain (loss) (1,986,070) (9,710,223) (17,175,586)
Change in unrealized appreciation (depreciation) on:
Affiliated investments (375,986) 1,479,759 4,683,499
Net change in unrealized appreciation (depreciation) (375,986) 1,479,759 4,683,499
Net realized and unrealized gain (loss) (2,362,056) (8,230,464) (12,492,087)
Net increase (decrease) in net assets from operations $ (200,537) $ (888,403) $ (1,363,854)

See Notes to Financial Statements
31
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth
Fund
$ 5,331,975 $ 3,015,914
5,331,975 3,015,914
276,067 207,112
442 476
441,476 249,991
589 1,214
3,765 4,793
45 38
130,080 132,125
53,172 44,094
48,765 47,866
4,525 3,359
9,597 9,604
1,281 507
16,657 16,910
72,928 71,625
35,357 30,544
27,382 25,939
1,122,128 846,197
(460,712) (301,298)
– –
661,416 544,899
4,670,559 2,471,015
(15,926,365) (11,531,159)
5,135,917 4,828,213
(10,790,448) (6,702,946)
7,143,286 6,414,482
7,143,286 6,414,482
(3,647,162) (288,464)
$ 1,023,397 $ 2,182,551

Statement of Changes in Net Assets
See Notes to Financial Statements
32
16.1
Lifestyle Income Fund
16.2
Lifestyle Conservative Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 2,161,519 $ 1,576,296 $ 7,342,061 $ 5,765,592
Net realized gain (loss) (1,986,070) 2,209,592 (9,710,223) 17,005,753
Net change in unrealized appreciation (depreciation) (375,986) (10,696,141) 1,479,759 (54,077,906)
Net increase (decrease) in net assets from operations (200,537) (6,910,253) (888,403) (31,306,561)
DISTRIBUTIONS TO SHAREHOLDERS – – – –
Dividends:
Institutional Class (615,404) (836,728) (3,153,197) (4,431,319)
Advisor Class (4,815) (6,307) (211,720) (339,685)
Premier Class (14,930) (17,464) (15,317) (52,692)
Retirement Class (761,038) (1,157,098) (2,971,032) (4,185,093)
Retail Class (2,056,252) (2,756,387) (12,276,108) (16,856,416)
Total distributions (3,452,439) (4,773,984) (18,627,374) (25,865,205)
SHAREHOLDER TRANSACTIONS
Subscriptions 4,281,508 16,165,069 23,196,767 64,076,223
Reinvestments of distributions 3,385,963 4,697,060 18,327,367 25,397,657
Redemptions (16,698,988) (18,010,793) (60,172,306) (59,945,745)
Net increase (decrease) from shareholder transactions (9,031,517) 2,851,336 (18,648,172) 29,528,135
Net increase (decrease) in net assets (12,684,493) (8,832,901) (38,163,949) (27,643,631)
NET ASSETS
Beginning of period 91,360,371 100,193,272 341,348,658 368,992,289
End of period $ 78,675,878 $ 91,360,371 $ 303,184,709 $ 341,348,658

See Notes to Financial Statements
33
16.3
Lifestyle Moderate Fund
16.4
Lifestyle Growth Fund
16.5
Lifestyle Aggressive Growth Fund
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
Year Ended
5/31/23
Year Ended
5/31/22
$ 11,128,233 $ 9,516,942 $ 4,670,559 $ 4,314,720 $ 2,471,015 $ 2,730,484
(17,175,586) 42,275,385 (10,790,448) 28,405,196 (6,702,946) 23,759,877
4,683,499 (114,633,540) 7,143,286 (67,414,056) 6,414,482 (52,907,742)
(1,363,854) (62,841,213) 1,023,397 (34,694,140) 2,182,551 (26,417,381)
– – – – – –
(4,964,941) (8,103,346) (3,141,646) (5,355,950) (4,051,681) (5,778,488)
(636,029) (1,171,871) (292,838) (694,923) (402,968) (989,824)
(18,388) (61,004) (21,843) (205,101) (26,954) (46,479)
(7,311,137) (11,237,327) (3,726,239) (6,371,554) (4,329,273) (7,035,640)
(23,368,593) (36,277,173) (12,672,292) (21,994,766) (8,079,643) (13,194,207)
(36,299,088) (56,850,721) (19,854,858) (34,622,294) (16,890,519) (27,044,638)
28,393,270 88,498,637 15,859,598 46,057,638 17,674,668 46,343,469
35,753,904 55,951,338 19,672,695 34,145,448 16,684,260 26,318,346
(81,062,662) (79,456,310) (43,831,557) (41,687,723) (26,939,413) (38,931,951)
(16,915,488) 64,993,665 (8,299,264) 38,515,363 7,419,515 33,729,864
(54,578,430) (54,698,269) (27,130,725) (30,801,071) (7,288,453) (19,732,155)
569,032,228 623,730,497 299,468,591 330,269,662 219,342,241 239,074,396
$ 514,453,798 $ 569,032,228 $ 272,337,866 $ 299,468,591 $ 212,053,788 $ 219,342,241

Financial Highlights
See Notes to Financial Statements
34
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.1
LIFESTYLE INCOME FUND
Institutional Class:
5/31/23 $ 10 .65 $ 0 .29 $ ( 0 .27 ) $ 0 .02 $ ( 0 .28 ) $ ( 0 .17 ) $ ( 0 .45 ) $ 10 .22
5/31/22 11 .97 0 .21 ( 0 .96 ) ( 0 .75 ) ( 0 .25 ) ( 0 .32 ) ( 0 .57 ) 10 .65
5/31/21 11 .22 0 .20 0 .98 1 .18 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .97
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
5/31/19 11 .08 0 .28 0 .05 0 .33 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 11 .02
Advisor Class:
5/31/23 10 .65 0 .28 ( 0 .26 ) 0 .02 ( 0 .28 ) ( 0 .17 ) ( 0 .45 ) 10 .22
5/31/22 11 .96 0 .20 ( 0 .95 ) ( 0 .75 ) ( 0 .24 ) ( 0 .32 ) ( 0 .56 ) 10 .65
5/31/21 11 .22 0 .19 0 .98 1 .17 ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 11 .96
5/31/20 11 .02 0 .26 0 .33 0 .59 ( 0 .27 ) ( 0 .12 ) ( 0 .39 ) 11 .22
5/31/19 11 .07 0 .28 0 .06 0 .34 ( 0 .29 ) ( 0 .10 ) ( 0 .39 ) 11 .02
Premier Class:
5/31/23 10 .66 0 .28 ( 0 .27 ) 0 .01 ( 0 .27 ) ( 0 .17 ) ( 0 .44 ) 10 .23
5/31/22 11 .98 0 .19 ( 0 .96 ) ( 0 .77 ) ( 0 .23 ) ( 0 .32 ) ( 0 .55 ) 10 .66
5/31/21 11 .23 0 .18 0 .98 1 .16 ( 0 .24 ) ( 0 .17 ) ( 0 .41 ) 11 .98
5/31/20 11 .02 0 .25 0 .34 0 .59 ( 0 .26 ) ( 0 .12 ) ( 0 .38 ) 11 .23
5/31/19 11 .09 0 .27 0 .04 0 .31 ( 0 .28 ) ( 0 .10 ) ( 0 .38 ) 11 .02
Retirement Class:
5/31/23 10 .64 0 .26 ( 0 .26 ) — ( 0 .26 ) ( 0 .17 ) ( 0 .43 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .17 0 .98 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .00 0 .24 0 .34 0 .58 ( 0 .25 ) ( 0 .12 ) ( 0 .37 ) 11 .21
5/31/19 11 .06 0 .25 0 .06 0 .31 ( 0 .27 ) ( 0 .10 ) ( 0 .37 ) 11 .00
Retail Class:
5/31/23 10 .64 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .25 ) ( 0 .17 ) ( 0 .42 ) 10 .21
5/31/22 11 .96 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .22 ) ( 0 .32 ) ( 0 .54 ) 10 .64
5/31/21 11 .21 0 .16 0 .99 1 .15 ( 0 .23 ) ( 0 .17 ) ( 0 .40 ) 11 .96
5/31/20 11 .01 0 .23 0 .33 0 .56 ( 0 .24 ) ( 0 .12 ) ( 0 .36 ) 11 .21
5/31/19 11 .07 0 .25 0 .05 0 .30 ( 0 .26 ) ( 0 .10 ) ( 0 .36 ) 11 .01
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
35
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .34% $ 13,663 0 .33% 0 .10% 2 .83% 16%
( 6 .56 ) 15,247 0 .30 0 .10 1 .78 20
10 .58 15,514 0 .29 0 .10 1 .67 27
5 .53 8,234 0 .36 0 .10 2 .37 27
3 .26 8,683 0 .36 0 .10 2 .57 29
0 .30 105 0 .37 0 .15 2 .78 16
( 6 .55 ) 120 0 .35 0 .15 1 .72 20
10 .48 133 0 .33 0 .14 1 .63 27
5 .47 110 0 .41 0 .15 2 .31 27
3 .24 110 0 .37 0 .13 2 .53 29
0 .18 366 0 .49 0 .25 2 .69 16
( 6 .61 ) 349 0 .46 0 .25 1 .63 20
10 .32 361 0 .45 0 .25 1 .53 27
5 .47 313 0 .52 0 .25 2 .15 27
3 .02 810 0 .51 0 .25 2 .44 29
0 .08 17,310 0 .58 0 .35 2 .57 16
( 6 .71 ) 20,443 0 .55 0 .35 1 .51 20
10 .23 26,139 0 .54 0 .35 1 .43 27
5 .35 19,742 0 .60 0 .35 2 .11 27
2 .92 15,504 0 .60 0 .35 2 .29 29
0 .05 47,233 0 .61 0 .38 2 .55 16
( 6 .73 ) 55,202 0 .58 0 .35 1 .52 20
10 .21 58,046 0 .57 0 .38 1 .40 27
5 .23 50,890 0 .63 0 .38 2 .09 27
2 .98 48,233 0 .63 0 .38 2 .27 29

Financial Highlights
(continued)
See Notes to Financial Statements
36
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.2
LIFESTYLE CONSERVATIVE FUND
Institutional Class:
5/31/23 $ 12 .21 $ 0 .30 $ ( 0 .29 ) $ 0 .01 $ ( 0 .35 ) $ ( 0 .38 ) $ ( 0 .73 ) $ 11 .49
5/31/22 14 .25 0 .24 ( 1 .29 ) ( 1 .05 ) ( 0 .36 ) ( 0 .63 ) ( 0 .99 ) 12 .21
5/31/21 12 .57 0 .22 2 .11 2 .33 ( 0 .32 ) ( 0 .33 ) ( 0 .65 ) 14 .25
5/31/20 12 .26 0 .28 0 .49 0 .77 ( 0 .23 ) ( 0 .23 ) ( 0 .46 ) 12 .57
5/31/19 12 .58 0 .29 ( 0 .10 ) 0 .19 ( 0 .33 ) ( 0 .18 ) ( 0 .51 ) 12 .26
Advisor Class:
5/31/23 12 .20 0 .29 ( 0 .28 ) 0 .01 ( 0 .34 ) ( 0 .38 ) ( 0 .72 ) 11 .49
5/31/22 14 .25 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .20
5/31/21 12 .57 0 .21 2 .10 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .25
5/31/20 12 .26 0 .30 0 .46 0 .76 ( 0 .22 ) ( 0 .23 ) ( 0 .45 ) 12 .57
5/31/19 12 .58 0 .26 ( 0 .08 ) 0 .18 ( 0 .32 ) ( 0 .18 ) ( 0 .50 ) 12 .26
Premier Class:
5/31/23 12 .21 0 .28 ( 0 .28 ) — ( 0 .33 ) ( 0 .38 ) ( 0 .71 ) 11 .50
5/31/22 14 .26 0 .22 ( 1 .30 ) ( 1 .08 ) ( 0 .34 ) ( 0 .63 ) ( 0 .97 ) 12 .21
5/31/21 12 .58 0 .20 2 .11 2 .31 ( 0 .30 ) ( 0 .33 ) ( 0 .63 ) 14 .26
5/31/20 12 .27 0 .26 0 .49 0 .75 ( 0 .21 ) ( 0 .23 ) ( 0 .44 ) 12 .58
5/31/19 12 .59 0 .27 ( 0 .10 ) 0 .17 ( 0 .31 ) ( 0 .18 ) ( 0 .49 ) 12 .27
Retirement Class:
5/31/23 12 .19 0 .27 ( 0 .28 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .48
5/31/22 14 .23 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .19
5/31/21 12 .55 0 .19 2 .10 2 .29 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .23
5/31/20 12 .25 0 .25 0 .48 0 .73 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .57 0 .26 ( 0 .10 ) 0 .16 ( 0 .30 ) ( 0 .18 ) ( 0 .48 ) 12 .25
Retail Class:
5/31/23 12 .18 0 .26 ( 0 .27 ) ( 0 .01 ) ( 0 .32 ) ( 0 .38 ) ( 0 .70 ) 11 .47
5/31/22 14 .22 0 .20 ( 1 .29 ) ( 1 .09 ) ( 0 .32 ) ( 0 .63 ) ( 0 .95 ) 12 .18
5/31/21 12 .55 0 .18 2 .10 2 .28 ( 0 .28 ) ( 0 .33 ) ( 0 .61 ) 14 .22
5/31/20 12 .24 0 .25 0 .49 0 .74 ( 0 .20 ) ( 0 .23 ) ( 0 .43 ) 12 .55
5/31/19 12 .56 0 .25 ( 0 .10 ) 0 .15 ( 0 .29 ) ( 0 .18 ) ( 0 .47 ) 12 .24
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
37
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .31% $ 51,084 0 .17% 0 .10% 2 .57% 19%
( 7 .99 ) 55,791 0 .16 0 .10 1 .77 21
18 .77 53,420 0 .17 0 .10 1 .63 35
6 .44 34,603 0 .19 0 .10 2 .25 29
1 .68 27,635 0 .20 0 .10 2 .34 24
0 .29 3,076 0 .27 0 .20 2 .48 19
( 8 .09 ) 3,876 0 .26 0 .20 1 .62 21
18 .57 7,122 0 .26 0 .20 1 .54 35
6 .33 6,559 0 .29 0 .20 2 .45 29
1 .62 379 0 .27 0 .18 2 .16 24
0 .23 249 0 .34 0 .25 2 .43 19
( 8 .14 ) 262 0 .32 0 .25 1 .60 21
18 .49 774 0 .32 0 .25 1 .48 35
6 .27 665 0 .35 0 .25 2 .05 29
1 .62 699 0 .35 0 .25 2 .17 24
0 .13 47,413 0 .42 0 .35 2 .32 19
( 8 .17 ) 56,686 0 .41 0 .35 1 .50 21
18 .44 63,022 0 .41 0 .34 1 .39 35
6 .11 46,255 0 .43 0 .33 1 .98 29
1 .51 44,397 0 .44 0 .35 2 .08 24
0 .11 201,363 0 .44 0 .37 2 .30 19
( 8 .25 ) 224,733 0 .43 0 .36 1 .49 21
18 .40 244,655 0 .44 0 .37 1 .36 35
6 .16 206,100 0 .45 0 .37 1 .99 29
1 .41 157,919 0 .46 0 .37 2 .06 24

Financial Highlights
(continued)
See Notes to Financial Statements
38
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.3
LIFESTYLE MODERATE FUND
Institutional Class:
5/31/23 $ 13 .74 $ 0 .30 $ ( 0 .30 ) $ — $ ( 0 .33 ) $ ( 0 .61 ) $ ( 0 .94 ) $ 12 .80
5/31/22 16 .68 0 .28 ( 1 .71 ) ( 1 .43 ) ( 0 .49 ) ( 1 .02 ) ( 1 .51 ) 13 .74
5/31/21 13 .84 0 .25 3 .47 3 .72 ( 0 .38 ) ( 0 .50 ) ( 0 .88 ) 16 .68
5/31/20 13 .55 0 .29 0 .67 0 .96 ( 0 .28 ) ( 0 .39 ) ( 0 .67 ) 13 .84
5/31/19 14 .18 0 .29 ( 0 .30 ) ( 0 .01 ) ( 0 .36 ) ( 0 .26 ) ( 0 .62 ) 13 .55
Advisor Class:
5/31/23 13 .74 0 .30 ( 0 .31 ) ( 0 .01 ) ( 0 .32 ) ( 0 .61 ) ( 0 .93 ) 12 .80
5/31/22 16 .67 0 .26 ( 1 .70 ) ( 1 .44 ) ( 0 .47 ) ( 1 .02 ) ( 1 .49 ) 13 .74
5/31/21 13 .84 0 .23 3 .47 3 .70 ( 0 .37 ) ( 0 .50 ) ( 0 .87 ) 16 .67
5/31/20 13 .55 0 .37 0 .58 0 .95 ( 0 .27 ) ( 0 .39 ) ( 0 .66 ) 13 .84
5/31/19 14 .18 0 .28 ( 0 .29 ) ( 0 .01 ) ( 0 .36 ) ( 0 .26 ) ( 0 .62 ) 13 .55
Premier Class:
5/31/23 13 .78 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .31 ) ( 0 .61 ) ( 0 .92 ) 12 .84
5/31/22 16 .72 0 .26 ( 1 .72 ) ( 1 .46 ) ( 0 .46 ) ( 1 .02 ) ( 1 .48 ) 13 .78
5/31/21 13 .87 0 .23 3 .48 3 .71 ( 0 .36 ) ( 0 .50 ) ( 0 .86 ) 16 .72
5/31/20 13 .58 0 .24 0 .70 0 .94 ( 0 .26 ) ( 0 .39 ) ( 0 .65 ) 13 .87
5/31/19 14 .21 0 .28 ( 0 .30 ) ( 0 .02 ) ( 0 .35 ) ( 0 .26 ) ( 0 .61 ) 13 .58
Retirement Class:
5/31/23 13 .72 0 .27 ( 0 .30 ) ( 0 .03 ) ( 0 .30 ) ( 0 .61 ) ( 0 .91 ) 12 .78
5/31/22 16 .65 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .72
5/31/21 13 .82 0 .21 3 .47 3 .68 ( 0 .35 ) ( 0 .50 ) ( 0 .85 ) 16 .65
5/31/20 13 .53 0 .25 0 .68 0 .93 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
5/31/19 14 .17 0 .26 ( 0 .31 ) ( 0 .05 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .53
Retail Class:
5/31/23 13 .71 0 .27 ( 0 .31 ) ( 0 .04 ) ( 0 .29 ) ( 0 .61 ) ( 0 .90 ) 12 .77
5/31/22 16 .64 0 .23 ( 1 .70 ) ( 1 .47 ) ( 0 .44 ) ( 1 .02 ) ( 1 .46 ) 13 .71
5/31/21 13 .82 0 .20 3 .46 3 .66 ( 0 .34 ) ( 0 .50 ) ( 0 .84 ) 16 .64
5/31/20 13 .52 0 .27 0 .67 0 .94 ( 0 .25 ) ( 0 .39 ) ( 0 .64 ) 13 .82
5/31/19 14 .16 0 .25 ( 0 .30 ) ( 0 .05 ) ( 0 .33 ) ( 0 .26 ) ( 0 .59 ) 13 .52
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
39
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .38% $ 68,231 0 .15% 0 .06% 2 .36% 19%
( 9 .58 ) 76,453 0 .14 0 .10 1 .75 21
27 .47 77,429 0 .15 0 .09 1 .58 47
7 .23 52,090 0 .16 0 .10 2 .10 31
0 .14 39,367 0 .17 0 .10 2 .16 23
0 .30 7,294 0 .23 0 .14 2 .31 19
( 9 .60 ) 10,895 0 .22 0 .18 1 .64 21
27 .29 13,719 0 .23 0 .17 1 .50 47
7 .12 12,977 0 .26 0 .20 2 .64 31
0 .09 707 0 .23 0 .16 2 .02 23
0 .20 257 0 .31 0 .22 2 .21 19
( 9 .64 ) 276 0 .30 0 .25 1 .60 21
27 .22 689 0 .31 0 .24 1 .45 47
7 .03 557 0 .32 0 .25 1 .72 31
0 .01 1,001 0 .32 0 .25 2 .06 23
0 .12 105,238 0 .40 0 .31 2 .11 19
( 9 .77 ) 114,335 0 .39 0 .35 1 .48 21
27 .12 121,361 0 .40 0 .34 1 .35 47
6 .95 93,587 0 .41 0 .35 1 .81 31
( 0 .11 ) 92,295 0 .42 0 .35 1 .87 23
0 .09 333,435 0 .42 0 .33 2 .09 19
( 9 .78 ) 367,073 0 .41 0 .36 1 .46 21
27 .02 410,533 0 .42 0 .36 1 .32 47
7 .01 330,823 0 .43 0 .37 1 .95 31
( 0 .20 ) 215,314 0 .43 0 .37 1 .85 23

Financial Highlights
(continued)
See Notes to Financial Statements
40
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.4
LIFESTYLE GROWTH FUND
Institutional Class:
5/31/23 $ 15 .34 $ 0 .27 $ ( 0 .19 ) $ 0 .08 $ ( 0 .27 ) $ ( 0 .82 ) $ ( 1 .09 ) $ 14 .33
5/31/22 18 .98 0 .27 ( 1 .94 ) ( 1 .67 ) ( 0 .62 ) ( 1 .35 ) ( 1 .97 ) 15 .34
5/31/21 14 .87 0 .23 4 .99 5 .22 ( 0 .41 ) ( 0 .70 ) ( 1 .11 ) 18 .98
5/31/20 14 .66 0 .28 0 .78 1 .06 ( 0 .28 ) ( 0 .57 ) ( 0 .85 ) 14 .87
5/31/19 15 .75 0 .26 ( 0 .63 ) ( 0 .37 ) ( 0 .36 ) ( 0 .36 ) ( 0 .72 ) 14 .66
Advisor Class:
5/31/23 15 .33 0 .26 ( 0 .20 ) 0 .06 ( 0 .26 ) ( 0 .82 ) ( 1 .08 ) 14 .31
5/31/22 18 .96 0 .26 ( 1 .94 ) ( 1 .68 ) ( 0 .60 ) ( 1 .35 ) ( 1 .95 ) 15 .33
5/31/21 14 .86 0 .22 4 .98 5 .20 ( 0 .40 ) ( 0 .70 ) ( 1 .10 ) 18 .96
5/31/20 14 .65 0 .38 0 .66 1 .04 ( 0 .26 ) ( 0 .57 ) ( 0 .83 ) 14 .86
5/31/19 15 .74 0 .22 ( 0 .60 ) ( 0 .38 ) ( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 14 .65
Premier Class:
5/31/23 15 .36 0 .25 ( 0 .20 ) 0 .05 ( 0 .24 ) ( 0 .82 ) ( 1 .06 ) 14 .35
5/31/22 18 .97 0 .26 ( 1 .93 ) ( 1 .67 ) ( 0 .59 ) ( 1 .35 ) ( 1 .94 ) 15 .36
5/31/21 14 .87 0 .20 4 .99 5 .19 ( 0 .39 ) ( 0 .70 ) ( 1 .09 ) 18 .97
5/31/20 14 .65 0 .25 0 .79 1 .04 ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 14 .87
5/31/19 15 .75 0 .24 ( 0 .64 ) ( 0 .40 ) ( 0 .34 ) ( 0 .36 ) ( 0 .70 ) 14 .65
Retirement Class:
5/31/23 15 .27 0 .24 ( 0 .20 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .26
5/31/22 18 .90 0 .22 ( 1 .93 ) ( 1 .71 ) ( 0 .57 ) ( 1 .35 ) ( 1 .92 ) 15 .27
5/31/21 14 .81 0 .18 4 .98 5 .16 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .90
5/31/20 14 .60 0 .23 0 .78 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .81
5/31/19 15 .69 0 .23 ( 0 .64 ) ( 0 .41 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 14 .60
Retail Class:
5/31/23 15 .24 0 .23 ( 0 .19 ) 0 .04 ( 0 .23 ) ( 0 .82 ) ( 1 .05 ) 14 .23
5/31/22 18 .87 0 .22 ( 1 .94 ) ( 1 .72 ) ( 0 .56 ) ( 1 .35 ) ( 1 .91 ) 15 .24
5/31/21 14 .79 0 .18 4 .97 5 .15 ( 0 .37 ) ( 0 .70 ) ( 1 .07 ) 18 .87
5/31/20 14 .58 0 .27 0 .74 1 .01 ( 0 .23 ) ( 0 .57 ) ( 0 .80 ) 14 .79
5/31/19 15 .67 0 .22 ( 0 .64 ) ( 0 .42 ) ( 0 .31 ) ( 0 .36 ) ( 0 .67 ) 14 .58
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
41
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .01% $ 43,616 0 .18% 0 .01% 1 .91% 20%
( 9 .96 ) 47,024 0 .16 0 .08 1 .50 26
35 .87 48,422 0 .18 0 .09 1 .34 54
7 .18 33,985 0 .21 0 .10 1 .87 35
( 2 .07 ) 33,809 0 .23 0 .10 1 .76 29
0 .85 3,807 0 .27 0 .11 1 .82 20
( 10 .00 ) 5,138 0 .25 0 .16 1 .44 26
35 .72 7,976 0 .26 0 .17 1 .28 54
7 .03 8,870 0 .30 0 .20 2 .57 35
( 2 .13 ) 346 0 .29 0 .17 1 .45 29
0 .78 296 0 .34 0 .18 1 .78 20
( 9 .93 ) 316 0 .32 0 .23 1 .41 26
35 .62 2,022 0 .33 0 .24 1 .18 54
7 .02 1,356 0 .36 0 .25 1 .64 35
( 2 .24 ) 1,553 0 .38 0 .25 1 .63 29
0 .73 48,701 0 .43 0 .26 1 .67 20
( 10 .12 ) 56,946 0 .41 0 .33 1 .26 26
35 .51 59,232 0 .43 0 .34 1 .07 54
6 .87 42,326 0 .45 0 .35 1 .55 35
( 2 .34 ) 40,228 0 .47 0 .35 1 .52 29
0 .71 175,919 0 .46 0 .29 1 .64 20
( 10 .17 ) 190,045 0 .44 0 .34 1 .25 26
35 .45 212,617 0 .46 0 .37 1 .05 54
6 .85 162,347 0 .48 0 .38 1 .79 35
( 2 .32 ) 85,422 0 .50 0 .38 1 .44 29

Financial Highlights
(continued)
See Notes to Financial Statements
42
Financial Highlights
(continued)
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
16.5
LIFESTYLE AGGRESSIVE GROWTH FUND
Institutional Class:
5/31/23 $ 17 .03 $ 0 .22 $ ( 0 .08 ) $ 0 .14 $ ( 0 .29 ) $ ( 1 .07 ) $ ( 1 .36 ) $ 15 .81
5/31/22 21 .32 0 .26 ( 2 .19 ) ( 1 .93 ) ( 0 .70 ) ( 1 .66 ) ( 2 .36 ) 17 .03
5/31/21 15 .55 0 .20 6 .64 6 .84 ( 0 .50 ) ( 0 .57 ) ( 1 .07 ) 21 .32
5/31/20 15 .40 0 .25 0 .87 1 .12 ( 0 .17 ) ( 0 .80 ) ( 0 .97 ) 15 .55
5/31/19 16 .95 0 .23 ( 0 .98 ) ( 0 .75 ) ( 0 .37 ) ( 0 .43 ) ( 0 .80 ) 15 .40
Advisor Class:
5/31/23 17 .03 0 .21 ( 0 .09 ) 0 .12 ( 0 .28 ) ( 1 .07 ) ( 1 .35 ) 15 .80
5/31/22 21 .32 0 .26 ( 2 .21 ) ( 1 .95 ) ( 0 .68 ) ( 1 .66 ) ( 2 .34 ) 17 .03
5/31/21 15 .55 0 .18 6 .64 6 .82 ( 0 .48 ) ( 0 .57 ) ( 1 .05 ) 21 .32
5/31/20 15 .40 0 .37 0 .72 1 .09 ( 0 .14 ) ( 0 .80 ) ( 0 .94 ) 15 .55
5/31/19 16 .94 0 .18 ( 0 .93 ) ( 0 .75 ) ( 0 .36 ) ( 0 .43 ) ( 0 .79 ) 15 .40
Premier Class:
5/31/23 17 .08 0 .20 ( 0 .08 ) 0 .12 ( 0 .27 ) ( 1 .07 ) ( 1 .34 ) 15 .86
5/31/22 21 .37 0 .24 ( 2 .20 ) ( 1 .96 ) ( 0 .67 ) ( 1 .66 ) ( 2 .33 ) 17 .08
5/31/21 15 .59 0 .18 6 .64 6 .82 ( 0 .47 ) ( 0 .57 ) ( 1 .04 ) 21 .37
5/31/20 15 .43 0 .03 1 .06 1 .09 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .59
5/31/19 16 .99 0 .20 ( 0 .99 ) ( 0 .79 ) ( 0 .34 ) ( 0 .43 ) ( 0 .77 ) 15 .43
Retirement Class:
5/31/23 16 .95 0 .18 ( 0 .08 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .73
5/31/22 21 .23 0 .22 ( 2 .19 ) ( 1 .97 ) ( 0 .65 ) ( 1 .66 ) ( 2 .31 ) 16 .95
5/31/21 15 .49 0 .15 6 .62 6 .77 ( 0 .46 ) ( 0 .57 ) ( 1 .03 ) 21 .23
5/31/20 15 .35 0 .20 0 .87 1 .07 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .49
5/31/19 16 .89 0 .18 ( 0 .96 ) ( 0 .78 ) ( 0 .33 ) ( 0 .43 ) ( 0 .76 ) 15 .35
Retail Class:
5/31/23 16 .91 0 .17 ( 0 .07 ) 0 .10 ( 0 .25 ) ( 1 .07 ) ( 1 .32 ) 15 .69
5/31/22 21 .19 0 .21 ( 2 .19 ) ( 1 .98 ) ( 0 .64 ) ( 1 .66 ) ( 2 .30 ) 16 .91
5/31/21 15 .46 0 .14 6 .61 6 .75 ( 0 .45 ) ( 0 .57 ) ( 1 .02 ) 21 .19
5/31/20 15 .33 0 .24 0 .82 1 .06 ( 0 .13 ) ( 0 .80 ) ( 0 .93 ) 15 .46
5/31/19 16 .88 0 .17 ( 0 .97 ) ( 0 .80 ) ( 0 .32 ) ( 0 .43 ) ( 0 .75 ) 15 .33
a
Based on average shares outstanding.
b
Percentage is not annualized.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
43
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
1 .46% $ 51,862 0 .20% 0 .05% 1 .40% 21%
( 10 .32 ) 50,497 0 .19 0 .04 1 .28 30
44 .79 45,923 0 .21 0 .08 1 .08 56
7 .14 26,474 0 .25 0 .10 1 .56 33
( 4 .11 ) 25,052 0 .28 0 .10 1 .42 24
1 .33 4,908 0 .29 0 .15 1 .31 21
( 10 .40 ) 6,248 0 .28 0 .13 1 .28 30
44 .68 9,163 0 .30 0 .18 0 .98 56
7 .01 7,051 0 .33 0 .19 2 .39 33
( 4 .10 ) 205 0 .30 0 .14 1 .08 24
1 .29 320 0 .36 0 .22 1 .27 21
( 10 .43 ) 342 0 .35 0 .20 1 .21 30
44 .54 427 0 .37 0 .23 0 .95 56
7 .00 313 0 .39 0 .25 0 .17 33
( 4 .31 ) 363 0 .43 0 .25 1 .22 24
1 .20 52,655 0 .45 0 .31 1 .16 21
( 10 .54 ) 56,152 0 .44 0 .29 1 .08 30
44 .47 65,640 0 .45 0 .33 0 .82 56
6 .85 42,644 0 .49 0 .35 1 .29 33
( 4 .33 ) 42,107 0 .52 0 .35 1 .09 24
1 .17 102,309 0 .49 0 .35 1 .10 21
( 10 .59 ) 106,104 0 .48 0 .32 1 .04 30
44 .41 117,922 0 .50 0 .38 0 .78 56
6 .80 83,795 0 .54 0 .40 1 .56 33
( 4 .45 ) 48,507 0 .57 0 .40 1 .04 24

44
Notes to Financial Statements
1. Organization
The Lifestyle Funds (collectively the “Funds,” each individually referred to as a “Fund”) are a sub-family of mutual funds offered by the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission
(“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company.
Current Fiscal Period:  The end of the reporting period for the Funds is May 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Funds.
The Funds offer their shares, without a sales load, through their principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
Each Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Funds offer Institutional Class, Advisor Class, Premier Class,
Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Funds are investment companies and follow the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment
Companies . The net asset value (“NAV”) for financial reporting purposes may differ from the NAV for processing transactions.
The NAV for financial reporting purposes includes security and shareholder transactions through the date of the report. Total return is computed based on the NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Funds.
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of a Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a
Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each
Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Funds pay the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Funds until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

45
New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Funds adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Funds.
3. Investment Valuation and Fair Value Measurements
The Funds' investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Funds' major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Funds’ investments as of the end of the current fiscal period, based on the inputs used to value them:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Income
Registered investment companies $78,612,009 $— $— $78,612,009
Short-term investments — 65,000 — 65,000
Total $78,612,009 $65,000 $— $78,677,009
1 1 1 1 1
Lifestyle Conservative
Registered investment companies $302,620,634 $— $— $302,620,634
Short-term investments — 275,000 — 275,000
Total $302,620,634 $275,000 $— $302,895,634
1 1 1 1 1
Lifestyle Moderate
Registered investment companies $514,298,209 $— $— $514,298,209
Short-term investments — 370,000 — 370,000
Total $514,298,209 $370,000 $— $514,668,209
1 1 1 1 1
Lifestyle Growth
Registered investment companies $272,278,342 $— $— $272,278,342
Short-term investments — 100,000 — 100,000
Total $272,278,342 $100,000 $— $272,378,342
1 1 1 1 1

Notes to Financial Statements
(continued)
46
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for all of the Funds for the current fiscal period, were as follows:
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
Fund Level 1 Level 2 Level 3 Total
Lifestyle Aggressive Growth
Registered investment companies $211,979,417 $— $— $211,979,417
Short-term investments — 75,000 — 75,000
Total $211,979,417 $75,000 $— $212,054,417
1 1 1 1 1
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
16.1
Lifestyle Income $ 12,969,049 $ 22,850,271
16.2
Lifestyle Conservative 59,162,245 86,339,023
16.3
Lifestyle Moderate 101,009,308 135,478,960
16.4
Lifestyle Growth 55,542,004 73,723,216
16.5
Lifestyle Aggressive Growth 43,872,004 46,120,963
Year Ended
5/31/23
Year Ended
5/31/22
16.1
Lifestyle Income Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 124,946 $ 1,268,906 361,498 $ 4,263,659
Advisor Class 790 8,095 – –
Premier Class 2,406 24,593 2,109 24,522
Retirement Class 72,501 737,335 203,018 2,357,343
Retail Class 218,171 2,242,579 812,775 9,519,545
Total subscriptions 418,814 4,281,508 1,379,400 16,165,069
Reinvestments of distributions:
Institutional Class 61,090 614,951 72,451 835,911
Advisor Class 56 567 83 958
Premier Class 615 6,200 547 6,308
Retirement Class 75,598 760,612 100,314 1,156,553
Retail Class 199,092 2,003,633 234,085 2,697,330
Total reinvestments of distributions 336,451 3,385,963 407,480 4,697,060
Redemptions:
Institutional Class (280,139) (2,889,853) (299,059) (3,384,411)
Advisor Class (1,820) (18,572) – –
Premier Class – – – –
Retirement Class (373,279) (3,816,901) (568,567) (6,421,522)
Retail Class (977,314) (9,973,662) (714,785) (8,204,860)
Total redemptions (1,632,552) (16,698,988) (1,582,411) (18,010,793)
Net increase (decrease) from shareholder transactions (877,287) $ (9,031,517) 204,469 $ 2,851,336

47
Year Ended
5/31/23
Year Ended
5/31/22
16.2
Lifestyle Conservative Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 790,867 $ 9,101,958 1,671,625 $ 23,362,833
Advisor Class 33,424 385,345 34,696 473,505
Premier Class 96 1,121 135 1,854
Retirement Class 249,651 2,875,462 664,895 8,891,734
Retail Class 944,805 10,832,881 2,275,778 31,346,297
Total subscriptions 2,018,843 23,196,767 4,647,129 64,076,223
Reinvestments of distributions:
Institutional Class 281,938 3,152,427 328,770 4,430,324
Advisor Class 17,576 196,503 23,156 312,471
Premier Class 101 1,125 2,472 33,362
Retirement Class 265,956 2,970,334 310,828 4,184,140
Retail Class 1,075,188 12,006,978 1,222,242 16,437,360
Total reinvestments of distributions 1,640,759 18,327,367 1,887,468 25,397,657
Redemptions:
Institutional Class (1,199,464) (13,669,410) (1,178,318) (15,936,143)
Advisor Class (100,964) (1,152,864) (240,150) (3,384,957)
Premier Class (7) (83) (35,378) (431,738)
Retirement Class (1,035,904) (11,955,708) (753,489) (10,126,408)
Retail Class (2,915,562) (33,394,241) (2,250,452) (30,066,499)
Total redemptions (5,251,901) (60,172,306) (4,457,787) (59,945,745)
Net increase (decrease) from shareholder transactions (1,592,299) $ (18,648,172) 2,076,810 $ 29,528,135
Year Ended
5/31/23
Year Ended
5/31/22
16.3
Lifestyle Moderate Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 507,911 $ 6,505,288 1,583,711 $ 26,123,926
Advisor Class 85,026 1,084,126 58,233 931,203
Premier Class – – – –
Retirement Class 541,195 7,015,718 1,212,420 19,396,801
Retail Class 1,074,375 13,788,138 2,642,992 42,046,707
Total subscriptions 2,208,507 28,393,270 5,497,356 88,498,637
Reinvestments of distributions:
Institutional Class 403,943 4,963,999 523,566 8,101,844
Advisor Class 50,187 616,632 73,543 1,138,162
Premier Class – – 2,028 31,451
Retirement Class 595,611 7,310,228 727,459 11,235,866
Retail Class 1,864,384 22,863,045 2,296,349 35,444,015
Total reinvestments of distributions 2,914,125 35,753,904 3,622,945 55,951,338
Redemptions:
Institutional Class (1,144,989) (14,645,725) (1,185,849) (18,516,305)
Advisor Class (358,361) (4,544,491) (161,424) (2,549,794)
Premier Class – – (23,228) (319,497)
Retirement Class (1,236,109) (15,785,021) (893,057) (13,879,667)
Retail Class (3,603,539) (46,087,425) (2,831,103) (44,191,047)
Total redemptions (6,342,998) (81,062,662) (5,094,661) (79,456,310)
Net increase (decrease) from shareholder transactions (1,220,366) $ (16,915,488) 4,025,640 $ 64,993,665

Notes to Financial Statements
(continued)
48
6. Income Tax Information
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal
Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.
Each Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed each Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations and investments in underlying funds. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
Year Ended
5/31/23
Year Ended
5/31/22
16.4
Lifestyle Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 285,013 $ 4,079,973 718,957 $ 12,980,353
Advisor Class 31,936 452,762 35,763 598,661
Premier Class 1 15 4,633 82,521
Retirement Class 223,886 3,218,482 686,408 12,450,340
Retail Class 573,885 8,108,366 1,088,075 19,945,763
Total subscriptions 1,114,721 15,859,598 2,533,836 46,057,638
Reinvestments of distributions:
Institutional Class 232,903 3,134,869 308,336 5,328,047
Advisor Class 20,438 274,891 29,561 510,525
Premier Class 43 586 9,622 166,262
Retirement Class 277,792 3,725,184 370,112 6,369,630
Retail Class 936,308 12,537,165 1,267,228 21,770,984
Total reinvestments of distributions 1,467,484 19,672,695 1,984,859 34,145,448
Redemptions:
Institutional Class (538,553) (7,572,429) (513,704) (9,118,197)
Advisor Class (121,640) (1,767,937) (150,710) (2,681,582)
Premier Class – – (100,267) (1,545,777)
Retirement Class (815,590) (11,589,481) (460,999) (8,175,321)
Retail Class (1,615,305) (22,901,710) (1,156,887) (20,166,846)
Total redemptions (3,091,088) (43,831,557) (2,382,567) (41,687,723)
Net increase (decrease) from shareholder transactions (508,883) $ (8,299,264) 2,136,128 $ 38,515,363
Year Ended
5/31/23
Year Ended
5/31/22
16.5
Lifestyle Aggressive Growth Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 534,365 $ 8,415,601 1,119,149 $ 22,751,702
Advisor Class 22,520 347,628 46,946 898,962
Premier Class 185 2,977 – –
Retirement Class 209,827 3,289,892 365,593 7,448,262
Retail Class 359,559 5,618,570 749,628 15,244,543
Total subscriptions 1,126,456 17,674,668 2,281,316 46,343,469
Reinvestments of distributions:
Institutional Class 276,472 4,050,319 299,592 5,776,132
Advisor Class 20,527 300,716 28,425 548,325
Premier Class 16 245 – –
Retirement Class 296,231 4,322,012 365,454 7,020,358
Retail Class 550,204 8,010,968 676,762 12,973,531
Total reinvestments of distributions 1,143,450 16,684,260 1,370,233 26,318,346
Redemptions:
Institutional Class (495,441) (7,760,747) (607,525) (12,126,619)
Advisor Class (99,383) (1,589,719) (138,272) (2,551,515)
Premier Class – – – –
Retirement Class (471,598) (7,236,702) (510,140) (10,209,697)
Retail Class (663,153) (10,352,245) (719,021) (14,044,120)
Total redemptions (1,729,575) (26,939,413) (1,974,958) (38,931,951)
Net increase (decrease) from shareholder transactions 540,331 $ 7,419,515 1,676,591 $ 33,729,864

49
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
As of year end, the Funds had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with  Affiliates
Under the terms of its Investment Management Agreement, each Fund pays the Adviser a monthly fee based on the annual rate of 0.10% of the Fund’s average daily net assets for the management of the Fund’s investment portfolio. The Funds have entered into an Administrative Service Agreement with the Adviser under which the Funds pay the Adviser for its costs in providing certain administrative and compliance services to the Funds.
Under the terms of a Retirement Class Service Agreement with respect to each Fund, the Retirement Class of the Fund pays the
Adviser a monthly fee based on the annual rate of 0.25% of a Fund’s average daily net assets attributable to Retirement Class shares of a Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statements of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of each Fund compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class. The Premier Class of each Fund is subject to a distribution Rule 12b-1 plan that compensates Nuveen Securities for providing distribution, promotional and/or shareholder services to the Premier Class of the Fund at the annual rate of 0.15% of the average daily net assets attributable to the Fund’s Premier Class.
The Adviser has agreed to reimburse each Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds certain percentages. As of the end of the current fiscal period, the maximum expense amounts (after waivers and reimbursements) are equal to the following noted annual percentage of average daily net assets for each class:
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
16.1
Lifestyle Income $84,620,873 $1,894,995 $(7,838,859) $(5,943,864)
16.2
Lifestyle Conservative 321,143,911 13,322,048 (31,570,325) (18,248,277)
16.3
Lifestyle Moderate 536,088,427 30,872,305 (52,292,523) (21,420,218)
16.4
Lifestyle Growth 275,955,625 20,683,326 (24,260,609) (3,577,283)
16.5
Lifestyle Aggressive Growth 210,574,235 16,988,614 (15,508,432) 1,480,182
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
16.1
Lifestyle Income $367,547 $– $(5,943,864) $(1,465,392) $– $(2,646) $(7,044,355)
16.2
Lifestyle Conservative 1,061,262 – (18,248,277) (5,625,212) – (7,220) (22,819,447)
16.3
Lifestyle Moderate 1,214,229 – (21,420,217) (10,617,131) – (10,751) (30,833,870)
16.4
Lifestyle Growth 958,897 – (3,577,283) (5,733,489) – (5,364) (8,357,239)
16.5
Lifestyle Aggressive Growth 19,023 – 1,480,180 (3,200,055) – (3,836) (1,704,688)
5/31/23 5/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
16.1
Lifestyle Income $ 2,107,819 $ 1,344,620 $ 2,024,504 $ 2,749,480
16.2
Lifestyle Conservative 9,111,900 9,515,474 9,127,147 16,738,058
16.3
Lifestyle Moderate 12,928,821 23,370,267 18,156,687 38,694,034
16.4
Lifestyle Growth 5,173,012 14,681,846 10,977,768 23,644,526
16.5
Lifestyle Aggressive Growth 4,652,072 12,238,447 8,598,770 18,445,868
Fund Short-Term Long-Term Total
16.1
Lifestyle Income $ 601,980 $ 863,412 $ 1,465,392
16.2
Lifestyle Conservative 3,319,523 2,305,689 5,625,212
16.3
Lifestyle Moderate 6,545,875 4,071,256 10,617,131
16.4
Lifestyle Growth 4,259,527 1,473,962 5,733,489
16.5
Lifestyle Aggressive Growth 2,419,200 780,855 3,200,055

Notes to Financial Statements
(continued)
50
Prior to October 1, 2022, the investment management fee and maximum expense amounts (after waivers and reimbursements) were equal to the following noted annual percentage of average daily net assets for each class:
Effective May 1, 2023, for a one year period, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. This waiver is voluntary in nature and can be discontinued at any time without prior notice to shareholders upon Board approval. The investment management fee and maximum expense amounts (after voluntary waivers) are equal to the following noted annual percentage of average daily net assets for each class:
Prior to May 1, 2023, the Adviser agreed to voluntarily waive a portion of the investment management fee and/or the expense cap for certain funds. The investment management fee and maximum expense amounts (after voluntary waiver) were equal to the following noted annual percentage of average daily net assets for each class, inclusive of voluntary and contractual waivers:
Investment
Management Fee-
Effective Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.1
Lifestyle Income 0.100% 0.100% 0.250% 0.250% 0.350% 0.450%
16.2
Lifestyle Conservative 0.100 0.100 0.250 0.250 0.350 0.450
16.3
Lifestyle Moderate 0.100 0.100 0.250 0.250 0.350 0.450
16.4
Lifestyle Growth 0.100 0.100 0.250 0.250 0.350 0.450
16.5
Lifestyle Aggressive Growth 0.100 0.100 0.250 0.250 0.350 0.450
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The expense reimbursement arrangements will continue through at least September 30, 2023. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee-Effective
Rate Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.1
Lifestyle Income 0.100% 0.100% 0.250% 0.250% 0.350% 0.490%
16.2
Lifestyle Conservative 0.100% 0.100 0.250 0.250 0.350 0.490
16.3
Lifestyle Moderate 0.100% 0.100 0.250 0.250 0.350 0.490
16.4
Lifestyle Growth 0.100% 0.100 0.250 0.250 0.350 0.490
16.5
Lifestyle Aggressive Growth 0.100% 0.100 0.250 0.250 0.350 0.490
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.3
Lifestyle Moderate 0.100% 0.085% 0.235% 0.235% 0.335% 0.435%
16.4
Lifestyle Growth 0.100% 0.025 0.175 0.175 0.275 0.375
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.
Investment
Management
Fee Range Maximum Expense Amounts‡
Fund
Institutional
Class Advisor Class Premier Class
Retirement
Class Retail Class
16.3
Lifestyle Moderate 0.100% 0.055% 0.250% 0.250% 0.350% 0.450%
16.4
Lifestyle Growth 0.100% 0.010 0.250 0.250 0.350 0.450
16.5
Lifestyle Aggressive Growth 0.100% 0.050 0.250 0.250 0.350 0.450
‡ Maximum expense amounts reflect all expenses excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses. The reimbursement arrangements can only be changed with the approval of the Board.

51
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Funds engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Funds invest their assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Effective after the close of business on October 28,
2022, the Nuveen International Growth Fund merged into the TIAA-CREF International Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Fund Purchases Sales Realized Gain (Loss)
Lifestyle Income $ 23,448 $ 292,360 $ (136,391)
Lifestyle Conservative 54,624 801,806 (366,241)
Lifestyle Moderate 35,531 1,143,342 (513,979)
Lifestyle Growth 51,554 905,008 (348,998)
Lifestyle Aggressive Growth 174,594 437,307 (210,056)
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifestyle Income Fund
Nuveen Funds:
Dividend Growth
$ 1,691,815 $ 667,340 $ 846,114 $ 82,728 $ – $ (87,027) $ 19,446 $ 1,485,237
Dividend Value
1,912,791 884,164 1,102,307 128,259 – (186,343) 41,953 1,499,681
Growth Opportunities ETF
1,775,601 437,664 589,332 (245,093) – 364,340 3,046 1,743,180
International Growth
1,371,667 79,172 977,111 (375,507) (355,021) 256,800 11,500 –
TIAA-CREF Funds:
Core Bond
18,258,549 1,203,308 2,821,166 (398,008) – (501,766) 575,299 15,740,917
Core Plus Bond
18,272,601 1,114,500 2,693,353 (407,675) – (545,156) 640,247 15,740,917
Emerging Markets Equity
793,884 531,089 377,279 (144,213) – 110,480 531 913,961
Growth & Income
1,684,223 627,754 841,062 27,267 – 66,952 18,672 1,488,000
International Equity
1,967,643 1,048,229 800,538 (93,487) – 232,734 52,932 2,354,581
International Opportunities
1,378,074 330,226 560,284 (138,237) 355,021 42,594 16,485 1,407,394
Large-Cap Growth
1,779,629 532,317 744,535 (175,881) – 323,218 4,668 1,714,748
Large-Cap Value
1,924,904 789,067 1,119,510 109,337 – (122,431) 35,571 1,498,903
Quant International Small-Cap Equity
924,211 156,471 258,029 (53,706) – (21,689) 26,400 747,258
Quant Small/Mid-Cap Equity
561,079 1,097,771 1,113,358 6,441 – (38,176) 10,808 434,210
Quant Small-Cap Equity
467,896 101,907 176,557 21,741 – (21,105) 3,884 373,203
Short-Term Bond
36,554,807 3,368,070 7,829,736 (330,036) – (249,411) 969,258 31,469,819
$91,319,374 $12,969,049 $22,850,271 $(1,986,070) $– $(375,986) $2,430,700 $78,612,009
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifestyle Conservative Fund
Nuveen Funds:
Dividend Growth
$ 12,595,850 $ 3,645,569 $ 4,607,135 $ 470,512 $ – $ (518,712) $ 157,980 $ 11,374,615
Dividend Value
14,345,007 4,156,734 5,329,038 828,431 – (1,461,618) 295,127 11,605,558
Growth Opportunities ETF
13,306,563 1,786,228 2,652,253 (1,096,887) – 2,109,737 26,504 13,453,388
International Growth
10,259,696 445,086 7,113,862 (2,779,920) (2,788,178) 1,977,178 90,126 –
TIAA-CREF Funds:
Core Bond
34,077,744 3,080,308 5,111,679 (794,568) – (931,641) 1,086,559 30,320,164
Core Plus Bond
102,340,233 8,114,967 14,000,849 (2,316,076) – (3,161,193) 3,618,193 90,977,082
Emerging Markets Equity
5,964,830 3,600,112 2,276,703 (906,244) – 628,179 4,052 7,010,174
Growth & Income
12,637,942 3,047,910 4,106,013 13,392 – 570,524 155,690 11,469,260
International Equity
14,670,393 7,527,770 4,994,175 (804,347) – 1,737,495 402,523 18,137,136
International Opportunities
10,287,111 2,125,507 3,594,506 (1,038,940) 2,788,178 256,059 119,342 10,823,409
Large-Cap Growth
13,306,055 2,384,121 3,663,531 (924,837) – 2,169,242 42,466 13,271,050
Large-Cap Value
14,374,090 3,775,111 5,701,523 481,322 – (802,505) 242,330 11,564,686
Quant International Small-Cap Equity
6,928,444 949,277 1,529,800 (383,309) – (212,185) 201,779 5,752,427
Quant Small/Mid-Cap Equity
4,180,591 4,075,107 4,262,323 80,631 – (314,271) 55,866 3,348,557
Quant Small-Cap Equity
3,491,731 700,193 1,141,675 113,723 – (131,866) 29,427 2,875,451
Short-Term Bond
68,314,118 9,748,245 16,253,958 (653,106) – (434,664) 1,827,295 60,637,677
$341,080,398 $59,162,245 $86,339,023 $(9,710,223) $– $1,479,759 $8,355,259 $302,620,634

Notes to Financial Statements
(continued)
52
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifestyle Moderate Fund
Nuveen Funds:
Dividend Growth
$ 31,402,256 $ 7,018,001 $ 8,582,383 $ 1,065,812 $ – $ (1,251,190) $ 406,121 $ 29,091,239
Dividend Value
35,889,510 7,670,327 9,856,481 1,957,635 – (3,766,300) 720,626 29,617,467
Growth Opportunities ETF
33,272,297 2,880,469 4,547,439 (1,839,768) – 4,454,111 70,238 34,219,670
International Growth
25,741,337 847,744 17,852,760 (7,274,620) (6,676,205) 5,214,504 215,957 –
TIAA-CREF Funds:
Core Plus Bond
227,795,677 27,257,482 36,653,034 (4,821,188) – (7,289,378) 8,075,520 206,289,559
Emerging Markets Equity
14,822,888 8,408,894 4,712,556 (2,162,610) – 1,492,250 10,265 17,848,866
Growth & Income
31,603,028 6,103,887 7,962,308 294,342 – 1,099,188 402,723 29,289,490
International Equity
36,719,759 17,120,565 9,813,477 (1,441,699) – 3,696,632 1,020,593 46,281,780
International Opportunities
25,747,900 3,288,037 6,165,462 (1,780,827) 6,676,205 (188,393) 298,452 27,577,460
Large-Cap Growth
33,283,739 4,115,696 6,632,476 (2,026,374) – 5,247,990 113,239 33,988,575
Large-Cap Value
35,958,371 6,373,875 10,445,623 1,056,557 – (2,037,057) 592,328 29,532,896
Quant International Small-Cap Equity
17,234,930 1,860,975 2,903,466 (697,107) – (829,499) 511,413 14,665,833
Quant Small/Mid-Cap Equity
10,402,929 6,725,236 7,094,712 181,713 – (774,530) 120,703 8,552,263
Quant Small-Cap Equity
8,731,821 1,338,120 2,256,783 312,548 – (384,829) 74,719 7,343,111
$568,606,442 $101,009,308 $135,478,960 $(17,175,586) $– $4,683,499 $12,632,897 $514,298,209
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifestyle Growth Fund
Nuveen Funds:
Dividend Growth
$ 21,973,571 $ 3,911,699 $ 4,704,565 $ 622,313 $ – $ (800,256) $ 291,627 $ 20,593,291
Dividend Value
25,199,756 4,890,754 6,256,073 1,296,746 – (2,635,641) 503,098 20,913,650
Growth Opportunities ETF
23,402,976 1,846,661 2,941,150 (1,209,435) – 3,067,026 50,638 24,166,078
International Growth
18,089,087 403,250 12,686,229 (5,352,767) (4,251,965) 3,798,624 137,620 –
TIAA-CREF Funds:
Core Plus Bond
59,985,579 10,255,760 12,390,547 (1,706,340) – (1,489,541) 2,139,364 54,654,911
Emerging Markets Equity
10,418,066 5,977,364 3,331,597 (1,648,862) – 1,177,593 7,227 12,592,564
Growth & Income
22,171,305 3,562,632 4,633,197 291,417 – 651,017 288,635 20,706,098
International Equity
25,772,104 11,413,422 6,089,274 (891,637) – 2,463,613 722,727 32,668,228
International Opportunities
18,119,170 2,149,374 3,741,587 (1,346,792) 4,251,965 58,397 205,948 19,490,527
Large-Cap Growth
23,323,753 2,234,394 3,873,446 (1,340,223) – 3,703,266 81,848 24,047,744
Large-Cap Value
25,237,174 3,552,600 6,199,306 640,666 – (1,417,650) 410,916 20,860,836
Quant International Small-Cap Equity
12,106,152 1,120,949 1,793,854 (424,120) – (658,687) 361,526 10,350,440
Quant Small/Mid-Cap Equity
7,310,502 3,495,710 3,764,678 113,977 – (539,639) 77,835 6,043,007
Quant Small-Cap Equity
6,133,438 727,435 1,317,713 164,609 – (234,836) 52,966 5,190,968
$299,242,633 $55,542,004 $73,723,216 $(10,790,448) $– $7,143,286 $5,331,975 $272,278,342
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Lifestyle Aggressive Growth Fund
Nuveen Funds:
Dividend Growth
$ 20,291,697 $ 4,735,728 $ 4,405,131 $ 521,379 $ – $ (703,055) $ 275,569 $ 20,047,915
Dividend Value
23,096,290 4,556,403 4,470,173 1,124,606 – (2,456,860) 469,387 20,371,243
Growth Opportunities ETF
21,380,671 1,498,632 1,235,823 (480,811) – 2,334,189 48,589 23,496,858
International Growth
16,548,191 463,360 11,521,221 (4,918,789) (4,104,562) 3,533,021 132,746 –
TIAA-CREF Funds:
Emerging Markets Equity
9,533,672 6,167,770 3,029,568 (1,500,915) – 1,104,381 6,850 12,275,340
Growth & Income
20,350,737 3,181,586 2,923,313 608,079 – 292,014 279,182 20,224,168
International Equity
23,675,384 11,238,623 4,535,882 (679,294) – 2,144,491 686,746 31,843,322
International Opportunities
16,553,918 2,047,003 2,491,903 (933,817) 4,104,562 (303,260) 191,102 18,976,503
Large-Cap Growth
21,400,319 2,374,737 2,660,762 (990,462) – 3,270,784 78,581 23,394,616
Large-Cap Value
23,064,960 2,855,696 3,930,502 585,354 – (1,357,537) 384,993 20,325,418
Quant International Small-Cap Equity
11,108,368 1,244,410 1,277,503 (305,413) – (697,267) 342,431 10,072,595
Quant Small/Mid-Cap Equity
6,711,483 2,815,057 2,734,581 143,133 – (537,088) 69,521 5,886,336
Quant Small-Cap Equity
5,629,363 692,999 904,601 124,004 – (209,331) 50,217 5,065,103
$219,345,053 $43,872,004 $46,120,963 $(6,702,946) $– $6,414,482 $3,015,914 $211,979,417

53
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Funds may participate in an inter-fund lending program. This program allows the Funds to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that no Fund may borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, a Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Funds participate in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11, 2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Funds are not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Funds during the current fiscal period.

54
Important Tax Information
(Unaudited)
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, each Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
Each Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
Each Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
16.1
Lifestyle Income $ 1,344,620
16.2
Lifestyle Conservative 9,515,474
16.3
Lifestyle Moderate 23,370,267
16.4
Lifestyle Growth 14,681,846
16.5
Lifestyle Aggressive Growth 12,238,447
Fund Percentage
16.1
Lifestyle Income 6 .3%
16.2
Lifestyle Conservative 10 .5
16.3
Lifestyle Moderate 18 .6
16.4
Lifestyle Growth 28 .4
16.5
Lifestyle Aggressive Growth 29 .3
Fund Percentage
16.1
Lifestyle Income 11 .2%
16.2
Lifestyle Conservative 19 .0
16.3
Lifestyle Moderate 34 .0
16.4
Lifestyle Growth 51 .9
16.5
Lifestyle Aggressive Growth 54 .0
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
16.1
Lifestyle Income $ 80,975 $ 0.01051 $ 22,024 $ 0.00286
16.2
Lifestyle Conservative 589,211 0.02230 163,621 0.00619
16.3
Lifestyle Moderate 1,471,417 0.03654 417,339 0.01036
16.4
Lifestyle Growth 1,003,254 0.05250 296,330 0.01551
16.5
Lifestyle Aggressive Growth 933,819 0.06928 274,780 0.02039

55
Additional Fund Information
(Unaudited)
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain complete lists of the holdings of the Lifestyle Funds and of the underlying TIAA-CREF Funds in which the
Lifestyle Funds invest as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org; or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Lifestyle Funds’ portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT filings.
Form N-CSR filings are as of May 31 or August 30; Form N-PORT filings are as of the last day of February or August 31. Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Lifestyle Funds can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Lifestyle Funds’ underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Lifestyle Funds are managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the funds.

May 31, 2023
Trustees and Officers
(Unaudited)
56
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

57
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

Trustees and Officers
(Unaudited) (continued)
May 31, 2023
58
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

59
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the TIAA-CREF Lifestyle Funds
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to each series of the
TIAA-CREF Lifestyle Funds (the “Funds”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that, after an initial period of up to two years, the Agreement for each Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person meeting on March 10, 2023, in order to consider the annual renewal of the Agreement with respect to each applicable Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to each Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for each Fund, including data relating to each
Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate (as applicable). Broadridge compared this data, as relevant, for each Fund against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of each Fund against one or more appropriate broad-based indices. In each case, Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under
Section 15(c) of the 1940 Act. Broadridge also represented that the purpose of its reports is to provide an objective view of each
Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of each Fund’s applicable peer group as selected by Broadridge and use of the Retail Class as the base class for comparison purposes.
Among other matters, the Board also considered information from Advisors to facilitate the Trustees’ evaluation of the reasonableness of any profits earned by Advisors with respect to its services to each Fund pursuant to the Agreement.

60
Approval of Investment Management Agreement
(continued)
(Unaudited)
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for each Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to each Fund’s investment performance and a narrative analysis of the performance of each Fund that had underperformed certain Board-specified criteria, together with an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of each Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Funds in addition to the Funds’ direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Funds at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Funds; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Funds and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder reports of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to each Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for each Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Funds by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the
Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Funds. Thus, in reaching its decisions regarding the renewal of the Agreement for each Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-by-
Fund basis. In deciding whether to renew the Agreement for each Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for each Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for each Fund. Set forth below is a summary of the primary factors that the Board considered with respect to each Fund.

61
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Funds since their operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust,
College Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Funds (which are funds of funds that may invest their assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Funds’ investment portfolios; active daily monitoring of the Funds’
investment portfolios; reporting on the investment performance and other metrics of the Funds to the Board on a regular basis;
responding to Fund flows; compliance monitoring; coordinating the activities of each Fund’s service providers; and overseeing the provision of various administrative services to the Funds. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the Trust, including the Funds. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Funds.
The Board also considered, among other factors, the performance of each Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the
Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Funds, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent and quality of services provided by Advisors to each Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of each Fund, over the periods indicated in the Fund-by-Fund synopsis below.
The Board considered each Fund’s performance as compared to its peer group and peer universe (as applicable) and its benchmark index. For details regarding each Fund’s performance, see the Fund-by-Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of each Fund was reasonable.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Funds for the calendar year 2022. The
Board considered Advisors’ profit calculations with respect to its services to each Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board acknowledged the reasonableness of having management fee rates which permit Advisors to maintain and improve the quality of services provided to the Funds and recognized the entrepreneurial and other risks assumed by Advisors in managing the Funds. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Funds. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board considered that Advisors had calculated that it incurred losses with respect to each Fund under the Agreement for the one-year period ended December 31, 2022. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Funds’ investment in Underlying Funds also managed by Advisors.
Fees charged by other advisers
The Board considered comparative information regarding each Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund-by-Fund synopsis below. The Board determined that the management fee rate charged to a Fund under the
Agreement typically was lower than the management fee rates charged to many or most other comparable mutual funds. In this regard, the Board also considered the inherent limitations of such comparisons in light of uncertainty as to how the fees of such similar mutual funds are set and potentially material differences between a Fund and its comparable mutual funds. The Board considered Broadridge’s treatment of all fund fee waivers, regardless of their type, as management fee waivers, which could materially impact how the Funds’ actual management fee rates compare to those of similar mutual funds. Additionally, the Board considered the potential limitations of such comparisons due to, among other factors, the fact that, in many instances, Broadridge based its comparisons on financial data relating to fiscal periods that differed from the period for which the Fund’s data were derived.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by appropriate groups of comparable mutual funds.

62
Approval of Investment Management Agreement
(continued)
(Unaudited)
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of each Fund, and whether any such economies are shared with the Funds. The Board also considered that because
Advisors operated each Fund at a loss, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Funds’ management fee rate schedules were reasonable in light of current economies of scale considerations and current asset levels.
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors provides similar investment management services to other investment companies. The Board noted that Advisors provides funds of funds management services to the TIAA-CREF Life Balanced Fund, with an annual management fee rate of 0.10% of average daily net assets, and the TIAA-CREF Managed Allocation Fund, for which Advisors receives no management fee. The Board also considered that Advisors also manages the TIAA-CREF Lifecycle and Lifecycle Index Funds, which have a different expense structure where both the fund of fund fees and the underlying fund fees are charged to the funds of funds directly. The Board also discussed the performance of these other funds of funds while discussing the performance of the Funds.
Based on all factors considered, the Board concluded that the management fee rates under the Agreement with respect to each Fund were reasonable in relation to those charged by Advisors to its comparable clients.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Funds to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Funds share investment resources and/or personnel with other clients of Advisors and the ability to incubate strategies within one or more Funds that could be subsequently utilized to manage other non-Fund products. Advisors and its affiliates may also benefit from the level of business and relationships the Funds have with certain service providers. Advisors and/or its affiliates also may benefit to the extent that the
Funds add scale to the TIAA-CREF Underlying Funds or other affiliated underlying funds. Also, Advisors and its affiliates earn fees on the Funds’ investments in other underlying affiliated products, such as TIAA-CREF Funds and Nuveen Funds. Additionally, the Funds
may be utilized as investment options for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Funds to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which
Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Fund-by-fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to each Fund. If a Fund is described in the following discussions as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Retail Class of each Fund. Because the Retail Class generally has higher non-management expenses than the other classes of these Funds, the expenses and performance of these other classes will differ from the expenses and performance shown for the Retail Class. All time periods referenced below are ended December 31, 2022. Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest
(worst) rating category. The Morningstar data is as of December 31, 2022. Statements below regarding “net loss” refer to Advisors’
calculation that it incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
Lifestyle Aggressive Growth Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 2nd, 1st and 1st quintiles of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and of the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”), respectively.
The Fund was in the 4th, 2nd, 2nd and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes (“Performance Group”) for the one-, three-, five- and ten-year periods, respectively. The Fund was on the
5th, 3rd, 3rd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes
(“Performance Universe”) for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.

63
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifestyle Growth Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the
2nd, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 5th, 2nd, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 4th and 3rd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifestyle Moderate Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the 1st, 2nd and
1st quintiles of its Expense Group, respectively. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 2nd quintile of its Expense Universe.
The Fund was in the 4th, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 4th, 3rd and 2nd quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifestyle Conservative Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the
1st, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 2nd, 1st, 1st and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 4th, 2nd, 2nd and 1st quintiles of its Performance Universe for the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
Lifestyle Income Fund
The Fund’s annual contractual management fee rate is 0.10% of average daily net assets.
The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were each in the 1st quintile of its Expense Group. The Fund’s total expense ratio, actual management fee rate and contractual management fee rate were in the
1st, 1st and 2nd quintiles of its Expense Universe, respectively.
The Fund was in the 1st, 1st, 2nd and 1st quintiles of its Performance Group for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 2nd, 3rd, 3rd and 3rd quintiles of its Performance Universe for of the one-, three-, five- and ten-
year periods, respectively.
The Fund received an Overall Morningstar Rating of 4 stars.

64
Approval of Investment Management Agreement
(continued)
(Unaudited)
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned in the aggregate with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for each Fund.

65
Liquidity Risk Management Program
(Unaudited)
Discussion of the operation and effectiveness of the Funds’ liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), each series of the
Trust covered by this Report (the “Funds”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Funds’ liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Funds’ Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the
“LMAT”) carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel
from the Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Funds’ liquidity developments.
In accordance with the Program, the LMAT assesses each Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Each Fund portfolio investment is classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
Any Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, each
Fund primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment
Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Funds’ investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, no Fund exceeded the 15% limit on illiquid investments.

Additional Information About Index Providers
(Unaudited)
66
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund, 730 Third Avenue, New York, NY 10017-3206
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2923428
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A13442 (7/23)

Managed Allocation Fund
TIAA-CREF
Annual
Report
TIAA-CREF
Funds
May 31, 2023
Fund Name
Institutional
Class
Retirement
Class
Retail
Class
18.1
TIAA-CREF Managed Allocation Fund TIMIX TITRX TIMRX

Letter to Investors 3
Important Notices 5
About the Fund’s Benchmarks 6
Investment results of the Managed Allocation Fund 7
Fund Performance 8
Expense Examples 10
Report of Independent Registered Public Accounting Firm 11
Portfolio of Investments 12
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 18
Important Tax Information 23
Additional Fund Information 24
Trustees and Officers 25
Approval of Investment Management Agreement 28
Liquidity Risk Management Program 32
Additional Information About Index Providers 33
How to Reach Us Inside Back Cover

3
Letter to Investors
Brad Finkle
Global financial markets posted mixed results for the twelve months ended May
31, 2023. The Federal Reserve responded to continued inflationary pressure by raising short-term interest rates on multiple occasions during the period. U.S.
equities advanced as the economy expanded over the last three quarters on the strength of consumer and business spending. However, the pace of growth slowed in both the fourth quarter of 2022 and the first quarter of 2023. Foreign stocks registered gains and losses, with international developed markets rising and emerging markets falling. U.S. fixed-income securities declined as U.S. Treasury yields rose across all maturities (bond prices move in the opposite direction of yields). These market conditions were reflected in the performance of the TIAA-
CREF Managed Allocation Fund by way of its investments in various asset classes through underlying funds.
The Fund’s Institutional Class returned 0.4%, surpassing the −0.1% return of its composite benchmark.
Stocks and bonds posted mixed results
U.S. equities advanced modestly for the twelve months despite pressure from inflation and rising interest rates, while oil prices fell sharply by the end of the period. The unemployment rate rose slightly during the period, climbing to 3.7%
in May 2023. The broad domestic stock market, as represented by the Russell
3000® Index, returned 2.0%. The Fed raised the federal funds target rate to
5.00%–5.25% in May 2023 but indicated that a pause in future increases was possible.
International stocks trailed their U.S. counterparts. The MSCI ACWI ex USA
Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United
States) and 24 emerging-markets countries, returned −1.9% in U.S.-dollar terms.
The economy of the 19-nation euro area continued to expand, but the rate of growth slowed. Inflation remained a pressing concern in Europe. In response, the
European Central Bank raised its suite of benchmark interest rates multiple times during the twelve months. Among developing markets, China’s economic growth accelerated as the country’s severe COVID-19 restrictions were relaxed.
U.S. investment-grade bonds lost ground as U.S. Treasury yields rose across all maturities. The domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond Index, returned −2.1% for the period.
Staying focused on long-term goals, despite short-term challenges
Today’s financial landscape has certainly given investors a lot to think about.
Inflation and higher interest rates continue to be areas of concern, while market volatility remains unpredictable. However, it’s important to remain patient and stay focused on your long-term goals when challenges such as these arise.
While it’s only natural to be curious about the future, we all know that no one can predict the markets’ direction. Moreover, paying too much attention to short-
term events can shift your focus away from your long-term objectives. As such, we believe that maintaining a diversified investment portfolio, consisting of multiple asset classes, is a wise course of action for all market conditions. The TIAA-
CREF Managed Allocation Fund uses a dynamic diversification strategy designed to help mitigate the effects of market volatility and keep you on track to achieve your financial goals. Of course, diversification does not guarantee against market losses, and past performance cannot guarantee future results.

Letter to Investors
(continued)
4
We thank you for trusting us to manage your investments through the TIAA-CREF Managed Allocation Fund. If you have any questions or concerns, please consult your financial advisor or call a TIAA financial consultant at 800-842-2252. You can also reach us online by visiting TIAA.org. We always stand ready to assist you.
Brad Finkle
Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds

Important Notices
5
For Shareholders of
TIAA-CREF Managed Allocation Fund
Securities and Exchange Commission (the “SEC”) Adopts Amendments for Tailored Shareholder Reports
On October 26, 2022, the SEC adopted rule and form amendments (the “Amendments”) that require mutual funds and exchange-
traded funds registered on Form N-1A to provide shareholders with streamlined annual and semi-annual shareholder reports
(“Tailored Shareholder Reports”). The Amendments require funds to prepare a separate Tailored Shareholder Report for each share class of each series of a fund. As a result, shareholders will receive a report that covers only the class of a multi-class fund in which the shareholder invests. Tailored Shareholder Reports are meant to be three to four pages in length and will highlight key information such as a fund’s expenses, performance and portfolio holdings. Other, more detailed information that currently appears in fund shareholder reports will be made available online, filed with the SEC, and delivered to investors free of charge in paper or electronically upon request. The first Tailored Shareholder Reports prepared for the Fund included within this shareholder report will be for the reporting period ended May 31, 2024.

About the Fund’s Benchmarks
6
Composite benchmark
The Managed Allocation Fund uses a composite benchmark that combines the following public indexes in proportions that reflect the Fund's target market sector allocations:
Russell 3000® Index (U.S. equity): An index designed to measure the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
MSCI ACWI ex USA Investable Market Index (IMI) (international equity): An index designed to measure the performance of large-, mid- and small-cap securities across 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries. Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Bloomberg U.S. Aggregate Bond Index (fixed income): An index designed to measure the performance of the USD-
denominated, fixed-rate, U.S. investment grade taxable bond market. The index includes Treasuries, government-related and corporate securities, mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS). Index returns assume reinvestment of distributions, but do not reflect any applicable sales charges or management fees.
Broad market index
The returns shown against the broad-based securities market index compare the Fund’s average annual returns with a broad measure of market performance. The Morningstar Moderate Target Risk Index is an asset allocation index comprised of constituent Morningstar indexes and reflects global equity market exposure of 60% based on an asset allocation methodology from Ibbotson Associates, a Morningstar company. The returns of the Morningstar Moderate Target Risk Index reflect multi-
asset class exposure and a similar risk profile as the Fund.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses. For additional details about the benchmark indexes, please read the Fund’s latest prospectus.
London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023. FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. This report is not approved, reviewed or produced by MSCI.

7
Investment results of the Managed Allocation Fund
Performance for the twelve months ended May 31, 2023
The Managed Allocation Fund returned 0.39% for the Institutional Class, compared with the −0.13% return of its benchmark, the Managed Allocation Fund Composite Index. The performance table shows returns for all share classes of the Fund.
Financial markets posted mixed results amid persistent inflation
The U.S. economy expanded during the period, however, the pace of growth slowed at the end of 2022 and beginning of 2023.
Real Gross Domestic Product (GDP), which measures the value of all goods and services produced in the United States, grew by an annualized rate of 3.2% and 2.6% in the third and fourth quarters of 2022, respectively. GDP expanded by 1.3% in the first quarter of 2023, according to the government’s “second” estimate. A strong labor market and solid consumer spending gave the economy a boost, but inflation concerns, and rising interest rates posed challenges. The unemployment rate increased slightly, rising from
3.6% in June 2022 to 3.7% in May 2023. Core inflation, which measures all items except food and energy, rose 5.3% over the twelve months ended May 31, 2023. Crude oil prices declined sharply, falling from more than $115 per barrel at the beginning of the period to $68 on May 31, 2023.
The Federal Reserve responded to elevated inflation levels by raising the federal funds target rate eight times during the period.
Policymakers increased the key short-term interest-rate measure to 5.00−5.25% in May 2023, its highest level since 2007.
Domestic stocks advanced while international equities lost ground for the period. The Russell 3000® Index, a broad measure of the U.S. stock market, rose 2.03%. The MSCI ACWI ex USA Investable Market Index (IMI), which measures the performance of large-, mid- and small-cap securities in 22 of 23 developed-markets countries (excluding the United States) and 24 emerging-markets countries, returned −1.86% in U.S.-dollar terms.
U.S. investment-grade bonds were hurt by the impact of rising yields across all maturities (bond prices move in the opposite direction of yields). The broad domestic investment-grade fixed-rate bond market, as measured by the Bloomberg U.S. Aggregate Bond
Index, returned −2.14%.
U.S. equity funds posted the largest gains
The Managed Allocation Fund may invest in up to three sectors of the investment markets: U.S. equity (stocks), international equity
(foreign stocks) and fixed income. The Fund does this by investing in various underlying funds that, in turn, buy stocks, bonds and other securities in these market sectors. (Other than the Nuveen Growth Opportunities ETF, the Nuveen Dividend Value Fund and the
Nuveen Dividend Growth Fund, all funds mentioned below are TIAA-CREF Funds.)
For the twelve months, U.S. equity funds recorded the largest gains and contributed most to the Fund’s absolute return—that is, without regard to the performance of its composite benchmark. Within the U.S. equity category, the Large-Cap Growth Fund, the
Nuveen Growth Opportunities ETF and the Growth & Income Fund gained most, while the Quant Small/Mid-Cap Equity Fund and the
Nuveen Dividend Value Fund posted the largest losses. Among foreign stock funds, nearly all registered negative returns, with the
Emerging Markets Equity Fund declining the most. Within fixed income, the Core Plus Bond Fund posted a loss. (All fund returns are for the Institutional Class.)
U.S. stock funds contributed most to relative performance
For the twelve months, the Fund outperformed its composite benchmark primarily due to the relative strength of underlying funds investing in U.S. equities.
Within U.S. equities, the Large-Cap Value Fund, the Growth & Income Fund and the Large-Cap Growth Fund contributed most to relative performance. The Quant Small-Cap Equity Fund also benefited the Fund’s relative return. In contrast, the Nuveen Dividend
Growth Fund was the largest detractor from relative performance.
In the foreign stock category, all funds detracted from the Fund’s relative performance with the International Equity Fund and the
International Opportunities Fund detracting most.
In the fixed-income sector, the Core Plus Bond Fund benefited the Fund’s relative performance. (Performance of the Managed
Allocation Fund’s underlying TIAA-CREF Funds can be found at TIAA.org/performance.)

Managed Allocation Fund
8
Performance as of May 31, 2023
The returns in this report show past performance, which is no guarantee of future results. The returns do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares. Returns and the principal value of your investment will fluctuate. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your shares. For current performance information, including performance to the most recent month-end, please visit TIAA.org.
Performance may reflect waivers or reimbursements of certain expenses. Absent these waivers or reimbursement arrangements, performance would be lower.
You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.
$2,000,000 over 10 years
Institutional Class
Ending amounts are as of May 31, 2023. For the purpose of comparison, the graph also shows the change in the values of the Fund's composite benchmark and broad market index during the same period. The performance of the other share classes varies due to differences in expense charges.
Total return Average annual total return Annual operating expenses
*#
Managed Allocation Fund
Inception date 1 year 5 years 10 years gross net
Institutional Class 3/31/06 0.39% 4.50% 6.10% 0.48% 0.45%
Retirement Class 3/31/06 0.21 4.26 5.84 0.73 0.70
Retail Class 3/31/06 0.20 4.26 5.84 0.76 0.70
Managed Allocation Fund Composite Index
‡
– -0.13 5.20 6.24 – –
Broad market index
Morningstar Moderate Target Risk Index – -1.54 4.47 5.52 – –
*
The gross and net annual operating expenses are taken from the Fund's prospectus. The net annual operating expenses may at times reflect a contractual reimbursement of various expenses. The expense reimbursement will continue through at least September 30, 2023, unless changed with the approval of the Board of Trustees. Without these reimbursements, expenses would be higher and returns lower. Refer to the Financial highlights later in this report for the Fund's expense ratios as of the end of the reporting period.
#
These expenses include underlying fund expenses.
‡
As of the close of business on May 31, 2023, the Managed Allocation Fund Composite Index consisted of: 40.0% Bloomberg U.S. Aggregate Bond Index; 39.0% Russell 3000®
Index; and 21.0% MSCI All Country World Index ex USA Investable Market Index. The Fund’s benchmark, the components that make up the composite benchmark and the method of calculating the composite benchmark’s performance may vary over time.

9
Managed Allocation Fund
continued
continued
Asset allocation Target allocation
% of net assets
as of 5/31/2023
Equity
U.S. equity 39.19
International equity 20.68
Fixed income 40.08
Short-term investments 0.15
Other assets & liabilities, net (0.10)
Total 100.00

Expense Examples
10
All shareholders of the TIAA-CREF Funds incur ongoing costs, including management fees and other fund expenses. They may also incur transactional costs for redemptions or account maintenance fees.
The expense examples that appear in this report are intended to help you understand your ongoing costs only (in U.S.
dollars) and do not reflect transactional costs. The examples are designed to help you compare these ongoing costs with the ongoing costs of investing in other mutual funds.
The expenses shown do not include redemption fees or account maintenance fees, which may or may not be applicable, as described in the prospectus. If such fees were included, your total costs for investing in the Fund would be higher. Note also that shareholders of the TIAA-CREF Funds do not incur a sales charge for purchases, reinvested dividends or other distributions.
The examples are based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period ( December 1, 2022 – May 31, 2023 ).
Actual expenses
The first section in each table uses the Fund’s actual expenses and its actual rate of return. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the six-month period.
Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses incurred during the period” to estimate the expenses you paid during the six-month period. Some funds have a contractual fee reimbursement. Had these not been in effect, fund expenses would have been higher.
Hypothetical example for comparison purposes
The second section in each table shows hypothetical account values and expenses based on the Fund’s actual expense ratio for each share class for the six-month period and an assumed 5%-per-year rate of return before expenses. This was not the share class’ actual return.
This hypothetical example cannot be used to estimate the actual expenses you paid for the period, but rather allows you to compare the ongoing costs of investing in the Fund with the costs of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other mutual funds.
18.1
Managed Allocation Fund
Share Class
Institutional
Class
Retirement
Class
Retail
Class
Actual performance
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,026.05 $1,025.71 $1,025.54
Expenses incurred during the period*
$0.00 $1.26 $1.26
Effective expenses incurred during the period
†
$2.23 $3.49 $3.49
Hypothetical performance
(5% annualized return before expenses)
Beginning account value
$1,000.00 $1,000.00 $1,000.00
Ending account value
$1,024.93 $1,023.68 $1,023.68
Expenses incurred during the period*
$0.00 $1.26 $1.26
Effective expenses incurred during the period
†
$2.23 $3.49 $3.49
* "Expenses incurred during the period” is based on the Fund's actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-
month period, multiplied by 182/365. There were 182 days in the six months ended May 31, 2023. The Fund's annualized six-month expense ratios for that period were 0.00%
for Institutional Class, 0.25% for Retirement Class and 0.25% for Retail Class. The expense charges of one or more of the Fund's share classes may reflect a waiver and/or reimbursement. Please see the prospectus for an explanation, including the date on which this reimbursement is scheduled to end. Without such waiver and/or reimbursement, the expenses of the affected share classes would be higher and their performance lower.
† "Effective expenses incurred during the period” is based on the Fund's total expense ratio for the most recent fiscal half-year, which includes the fund's own expense ratio plus its pro rata share of its underlying funds' expenses (which the fund bears through its investment in the underlying funds). The Fund's total annualized weighted average six-month expense ratios for that period were 0.44% for Institutional Class, 0.69% for Retirement Class and 0.69% for Retail Class.

Report of Independent Registered Public Accounting Firm
11
To the Board of Trustees of TIAA-CREF Funds and Shareholders of TIAA-CREF Managed Allocation Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of TIAA-CREF Managed
Allocation Fund (one of the funds constituting TIAA-CREF Funds, hereafter referred to as the "Fund") as of May 31, 2023, the related statement of operations for the year ended May 31, 2023, the statement of changes in net assets for each of the two years in the period ended May 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended
May 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2023, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2023 and the financial highlights for each of the five years in the period ended May 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight
Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2023 by correspondence with the transfer agent, broker and custodian. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Charlotte, North Carolina
July 21, 2023
We have served as the auditor of one or more investment companies in TIAA-CREF Funds investment company group since 2005.

Managed Allocation Fund May 31, 2023
Portfolio of Investments
12
See Notes to Financial Statements
SHARES SECURITY VALUE
AFFILIATED INVESTMENT COMPANIES—100.0%a
FIXED INCOME—40.1%
36,323,746
TIAA-CREF Core Plus Bond Fund $ 329,819,616
TOTAL FIXED INCOME 329,819,616
INTERNATIONAL EQUITY—20.7%
3,812,761
TIAA-CREF Emerging Markets Equity Fund 28,595,709
6,071,994
TIAA-CREF International Equity Fund 73,956,884
3,193,297
TIAA-CREF International Opportunities Fund 44,163,298
2,503,719
TIAA-CREF Quant International Small-Cap Equity Fund 23,484,883
TOTAL INTERNATIONAL EQUITY 170,200,774
U.S. EQUITY—39.2%
905,522
Nuveen Dividend Growth Fund 46,444,219
3,632,540
Nuveen Dividend Value Fund 47,332,002
2,552,552
Nuveen Growth Opportunities ETF 54,624,613
3,348,915
TIAA-CREF Growth & Income Fund 46,918,306
2,710,365
TIAA-CREF Large-Cap Growth Fund 54,315,706
2,498,389
TIAA-CREF Large-Cap Value Fund 47,394,445
769,244
TIAA-CREF Quant Small-Cap Equity Fund 11,738,669
1,155,232
TIAA-CREF Quant Small/Mid-Cap Equity Fund 13,666,397
TOTAL U.S. EQUITY 322,434,357
TOTAL AFFILIATED INVESTMENT COMPANIES 822,454,747
(Cost $779,510,880)
PRINCIPAL ISSUER RATE
MATURITY
DATE
SHORT-TERM INVESTMENTS—0.1%
REPURCHASE AGREEMENT—0.1%
$1,200,000 r Fixed Income Clearing Corp (FICC) 5 .060% 06/01/23 1,200,000
TOTAL REPURCHASE AGREEMENT 1,200,000
TOTAL SHORT-TERM INVESTMENTS 1,200,000
(Cost $1,200,000)
TOTAL INVESTMENTS—100.1% 823,654,747
(Cost $780,710,880)
OTHER ASSETS & LIABILITIES, NET—(0.1)% (821,514)
NET ASSETS—100.0% $ 822,833,233
ETF Exchange Traded Fund
a The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds.
r Agreement with Fixed Income Clearing Corp (FICC), 5.060% dated 5/31/23 to be repurchased at $1,200,000 on 6/1/23, collateralized by Government Agency Securities, with coupon rate 1.250% and maturity date 6/30/28, valued at $1,224,057.

13
Statement of Assets and Liabilities
See Notes to Financial Statements
May 31, 2023
18.1
Managed Allocation
Fund
ASSETS
Affiliated investments, at value
‡
$ 822,454,747
Short-term investments, at value
#
1,200,000
Cash 2,888
Due from affiliates 47,046
Receivables:
Dividends and interest 1,125,314
Fund shares sold 20,407
Investments sold 2,935,438
Other 59,302
Total assets 827,845,142
LIABILITIES
Service agreement fees payable 14,723
Distribution fees payable 156,699
Due to affiliates 8,420
Payables:
Fund shares redeemed 293,118
Investments purchased - regular settlement 4,406,291
Trustee compensation 59,241
Accrued expenses and other payables 73,417
Total liabilities 5,011,909
Net assets $ 822,833,233
NET ASSETS CONSIST OF:
Paid-in-capital $ 815,132,670
Total distributable earnings (loss) 7,700,563
Net assets $ 822,833,233
‡
Affiliated investments, cost $ 779,510,880
#
Short-term investments, cost $ 1,200,000
INSTITUTIONAL CLASS:
Net assets $ 18,492,975
Shares outstanding 1,699,194
Net asset value per share $ 10 .88
RETIREMENT CLASS:
Net assets $ 69,526,022
Shares outstanding 6,398,056
Net asset value per share $ 10 .87
RETAIL CLASS:
Net assets $ 734,814,236
Shares outstanding 67,234,554
Net asset value per share $ 10 .93
Authorized shares - per class Unlimited
Par value per share $ 0 .0001

14
Statement of Operations
See Notes to Financial Statements
Year Ended May 31, 2023
18.1
Managed Allocation
Fund
INVESTMENT INCOME
Dividends from affiliated investments $ 20,029,861
Total investment income 20,029,861
EXPENSES
12b-1 distribution and service fees — Retail Class 1,843,552
Shareholder servicing agent fees — Institutional Class 134
Shareholder servicing agent fees — Retirement Class 174,133
Shareholder servicing agent fees — Retail Class 308,382
Administrative service fees 40,735
Trustees fees 13,543
Custodian fees 9,441
Overdraft expense 773
Professional fees 18,157
Registration fees 55,856
Shareholder reporting expenses 64,287
Other 29,440
Total expenses 2,558,433
Expenses reimbursed by the investment adviser (442,441)
Fee waiver by investment adviser and Nuveen Securities (97,634)
Net expenses 2,018,358
Net investment income (loss) 18,011,503
REALIZED AND UNREALIZED GAIN (LOSS)
Realized gain (loss):
Affiliated investments (35,225,630)
Distributions from affiliated investments 11,667,054
Net realized gain (loss) (23,558,576)
Change in unrealized appreciation (depreciation) on:
Affiliated investments 5,089,157
Net change in unrealized appreciation (depreciation) 5,089,157
Net realized and unrealized gain (loss) (18,469,419)
Net increase (decrease) in net assets from operations $ (457,916)

15
Statement of Changes in Net Assets
See Notes to Financial Statements
18.1
Managed Allocation Fund
Year Ended
5/31/23
Year Ended
5/31/22
OPERATIONS
Net investment income (loss) $ 18,011,503 $ 15,982,076
Net realized gain (loss) (23,558,576) 74,065,291
Net change in unrealized appreciation (depreciation) 5,089,157 (185,924,714)
Net increase (decrease) in net assets from operations (457,916) (95,877,347)
DISTRIBUTIONS TO SHAREHOLDERS – –
Dividends:
Institutional Class (1,557,184) (2,793,433)
Retirement Class (5,228,672) (8,680,010)
Retail Class (53,781,744) (93,479,940)
Total distributions (60,567,600) (104,953,383)
SHAREHOLDER TRANSACTIONS
Subscriptions 27,414,290 46,265,893
Reinvestments of distributions 58,701,042 101,568,920
Redemptions (90,380,463) (91,313,891)
Net increase (decrease) from shareholder transactions (4,265,131) 56,520,922
Net increase (decrease) in net assets (65,290,647) (144,309,808)
NET ASSETS
Beginning of period 888,123,880 1,032,433,688
End of period $ 822,833,233 $ 888,123,880

Financial Highlights
See Notes to Financial Statements
16
The following data is for a share outstanding for each fiscal year end unless otherwise noted:
Investment Operations Less Distributions
Net Asset
Value,
Beginning
of Period
Net
Investment
Income
(Loss)
a
Net Realized/
Unrealized
Gain (Loss)
j
Total
From Net
Investment
Income
From Net
Realized
Gains Total
Net Asset
Value,
End of
Period
18.1
MANAGED ALLOCATION FUND
Institutional Class:
5/31/23 $ 11 .73 $ 0 .26 $ ( 0 .26 ) $ — $ ( 0 .28 ) $ ( 0 .57 ) $ ( 0 .85 ) $ 10 .88
5/31/22 14 .46 0 .25 ( 1 .45 ) ( 1 .20 ) ( 0 .44 ) ( 1 .09 ) ( 1 .53 ) 11 .73
5/31/21 12 .32 0 .23 3 .07 3 .30 ( 0 .37 ) ( 0 .79 ) ( 1 .16 ) 14 .46
5/31/20 12 .18 0 .28 0 .58 0 .86 ( 0 .28 ) ( 0 .44 ) ( 0 .72 ) 12 .32
5/31/19 12 .89 0 .29 ( 0 .29 ) 0 .00
d
( 0 .35 ) ( 0 .36 ) ( 0 .71 ) 12 .18
Retirement Class:
5/31/23 11 .71 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .87
5/31/22 14 .44 0 .21 ( 1 .45 ) ( 1 .24 ) ( 0 .40 ) ( 1 .09 ) ( 1 .49 ) 11 .71
5/31/21 12 .31 0 .20 3 .05 3 .25 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .44
5/31/20 12 .16 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .31
5/31/19 12 .87 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .16
Retail Class:
5/31/23 11 .77 0 .24 ( 0 .26 ) ( 0 .02 ) ( 0 .25 ) ( 0 .57 ) ( 0 .82 ) 10 .93
5/31/22 14 .51 0 .22 ( 1 .46 ) ( 1 .24 ) ( 0 .41 ) ( 1 .09 ) ( 1 .50 ) 11 .77
5/31/21 12 .36 0 .20 3 .07 3 .27 ( 0 .33 ) ( 0 .79 ) ( 1 .12 ) 14 .51
5/31/20 12 .21 0 .25 0 .59 0 .84 ( 0 .25 ) ( 0 .44 ) ( 0 .69 ) 12 .36
5/31/19 12 .92 0 .25 ( 0 .28 ) ( 0 .03 ) ( 0 .32 ) ( 0 .36 ) ( 0 .68 ) 12 .21
a
Based on average shares outstanding.
b
Percentage is not annualized.
d
Value rounded to zero.
e
The Fund's expenses do not include the expenses of the Underlying Funds.
j
Short-term and long-term capital gain distributions received from the underlying Funds are presented in net realized and unrealized gain (loss) on total investments for all periods presented.

See Notes to Financial Statements
17
Ratios and Supplemental Data
Ratios to Average Net Assets
Total
Return
b
Net Assets,
End of
Period (000)
Gross
Expenses
e
Net
Expenses
e
Net
Investment
Income (Loss)
Portfolio
Turnover
Rate
0 .39% $ 18,493 0 .03% 0.00% 2 .40% 19%
( 9 .45 ) 24,214 0 .03 0.00 1 .84 23
27 .52 24,885 0 .02 0.00 1 .71 42
7 .09 16,997 0 .03 0.00 2 .21 27
0 .40 18,320 0 .03 0.00 2 .34 20
0 .21 69,526 0 .28 0 .25 2 .18 19
( 9 .70 ) 73,347 0 .28 0 .25 1 .56 23
27 .15 88,693 0 .27 0 .25 1 .48 42
6 .91 70,404 0 .28 0 .25 1 .98 27
0 .14 70,068 0 .28 0 .25 2 .03 20
0 .20 734,814 0 .32 0 .25 2 .17 19
( 9 .69 ) 790,563 0 .31 0 .23 1 .59 23
27 .20 918,856 0 .31 0 .25 1 .48 42
6 .87 750,844 0 .32 0 .25 1 .97 27
0 .14 745,328 0 .32 0 .25 2 .00 20

18
Notes to Financial Statements
1. Organization
The Managed Allocation Fund (the “Fund”) is one of the investment portfolios of the TIAA-CREF Funds (the “Trust”), a Delaware statutory trust, that is registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Company Act of
1940, as amended (“1940 Act”), as an open-end management investment company.
Current Fiscal Period: The end of the reporting period for the Fund is May 31, 2023, and the period covered by these Notes to
Financial Statements is the fiscal year ended May 31, 2023 (the "current fiscal period").
Teachers Advisors, LLC (the “Adviser”), a wholly owned indirect subsidiary of Teachers Insurance and Annuity Association of America
(“TIAA”), is registered with the SEC as an investment adviser and provides investment management services for the Fund.
The Fund offers its shares, without a sales load, through its principal underwriter, Nuveen Securities, LLC (“Nuveen Securities”), which is a wholly owned indirect subsidiary of TIAA.
The Fund is a “fund of funds” that diversifies its assets by investing in Institutional Class shares of other funds of the Trust and potentially other investment pools or investment products. The Fund offers three share classes: Institutional Class, Retirement Class and Retail Class shares. Each class differs by the allocation of class-specific expenses and voting rights in matters affecting a single class.
2. Significant Accounting Policies
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United
States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The  Fund  is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services — Investment Companies .
The  net asset value  (“NAV”)  for financial reporting purposes may differ from the  NAV for processing transactions. The  NAV for financial reporting purposes includes security and  shareholder transactions through the date of the report. Total return is computed based on the  NAV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Fund .
Investments and Investment Income: Securities transactions are accounted for as of the trade date for financial reporting purposes.
Interest income is recorded on an accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the
Fund determines the existence of a dividend declaration. Securities lending income is comprised of fees earned from borrowers and income earned on cash collateral investments. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.
Multiclass Operations and Allocations: Income, expenses, realized gains and losses and unrealized appreciation and depreciation of the Fund are allocated on a pro rata basis to each class of shares, except for service agreement fees, distribution fees and transfer agency fees and expenses, which are unique to each class of shares. Most expenses of the Trust can be directly attributed to a Fund. Expenses that cannot be directly attributed are allocated to each Fund in the Trust based upon the average net assets of each Fund.
Distributions to Shareholders: Distributions to shareholders are recorded on the ex-dividend date. The amount, character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.
Compensation: The Fund pays the members of the Board of Trustees (“Board”), all of whom are independent, certain remuneration for their services, plus travel and other expenses. Trustees may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, trustees participate in a long-term compensation plan. Amounts deferred are retained by the Fund until paid. Amounts payable to the trustees for compensation are included separately in the accompanying Statement of
Assets and Liabilities. Trustees’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of
Operations.
Indemnification:  Under the Trust's organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts that provide general indemnifications to other parties. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

19
New Rule Issuance:  A new rule adopted by the SEC governing fund valuation practices, Rule 2a-5 under the 1940 Act, has established requirements for determining fair value in good faith for purposes of the 1940 Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are "readily available" for purposes of Section 2(a)(41) of the 1940 Act, which requires a fund to fair value a security when market quotations are not readily available. Separately, new SEC Rule 31a-4 under the 1940 Act sets forth the recordkeeping requirements associated with fair value determinations. The Fund adopted a valuation policy conforming to the new rules, effective September 1, 2022, and there was no material impact to the Fund.
3. Investment Valuation and Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Adviser, subject to oversight of the Board. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S.
GAAP establishes the three-tier hierarchy that is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund's major classifications of assets and liabilities measured at fair value follows:
Exchange-traded funds listed or traded on a national market or exchange are valued based on their sale price at the official close of business of such market or exchange on the valuation date. To the extent these securities are actively traded and that valuation adjustments are not applied, they are generally classified as Level 1. If there is no official close of business, then the latest available sale price is utilized. If no sales are reported, then the mean of the latest available bid and asked prices is utilized and the securities are generally classified as Level 2.
Investments in investment companies are valued at their respective NAVs or share price on the valuation date and are generally classified as Level 1.
Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.
The following table summarizes the market value of the Fund’s investments as of the end of the current fiscal period, based on the inputs used to value them:
4. Investments
Repurchase Agreements: In connection with transactions in repurchase agreements, it is the Fund’s policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.
Purchases and Sales: Purchases and sales of securities (other than short-term instruments) for the Fund for the current fiscal period, were as follows:
Fund Level 1 Level 2 Level 3 Total
Managed Allocation
Registered investment companies $822,454,747 $— $— $822,454,747
Short-term investments — 1,200,000 — 1,200,000
Total $822,454,747 $1,200,000 $— $823,654,747
1 1 1 1 1
Fund
Non-U.S. Government
Purchases
Non-U.S. Government
Sales
18.1
Managed Allocation $ 158,479,889 $ 193,502,945

Notes to Financial Statements
(continued)
20
5. Fund Shares
Transactions in Fund shares during the current and prior fiscal period were as follows:
6. Income Tax Information
The Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Therefore, no federal income tax provision is required.
The Fund files income tax returns in U.S. federal and applicable state and local jurisdictions. A Fund’s federal income tax returns are generally subject to examination for a period of three fiscal years after being filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Fund’s tax positions taken for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements.
Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing gains and losses on investment transactions. Temporary differences do not require reclassification. As of year end, permanent differences that resulted in reclassifications among the components of net assets relate primarily to distribution reallocations and investments in underlying funds. Temporary and permanent differences have no impact on a Fund’s net assets.
As of year end, the aggregate cost and the net unrealized appreciation/(depreciation) of all investments for federal income tax purposes were as follows:
For purposes of this disclosure, tax cost generally includes the cost of portfolio investments as well as up-front fees or premiums exchanged on derivatives and any amounts unrealized for income statement reporting but realized income and/or capital gains for tax reporting, if applicable.
As of year end, the components of accumulated earnings on a tax basis were as follows:
The tax character of distributions paid was as follows:
Year Ended
5/31/23
Year Ended
5/31/22
18.1
Managed Allocation Fund Shares Amount Shares Amount
Subscriptions:
Institutional Class 81,436 $ 893,165 756,173 $ 10,633,191
Retirement Class 755,954 8,161,292 534,362 7,154,597
Retail Class 1,669,657 18,359,833 2,055,949 28,478,105
Total subscriptions 2,507,047 27,414,290 3,346,484 46,265,893
Reinvestments of distributions:
Institutional Class 148,870 1,555,683 208,293 2,751,461
Retirement Class 501,151 5,228,672 657,794 8,680,010
Retail Class 4,947,633 51,916,687 6,795,991 90,137,449
Total reinvestments of distributions 5,597,654 58,701,042 7,662,078 101,568,920
Redemptions:
Institutional Class (595,348) (6,449,876) (620,879) (8,692,971)
Retirement Class (1,121,770) (12,236,222) (1,070,985) (14,619,447)
Retail Class (6,533,550) (71,694,365) (5,025,103) (68,001,473)
Total redemptions (8,250,668) (90,380,463) (6,716,967) (91,313,891)
Net increase (decrease) from shareholder transactions (145,967) $ (4,265,131) 4,291,595 $ 56,520,922
Fund Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
(Depreciation)
Net Unrealized
Appreciation
(Depreciation)
18.1
Managed Allocation $806,458,572 $91,255,604 $(74,059,429) $17,196,175
Fund
Undistributed
Ordinary
Income
Undistributed
Long-Term
Capital Gains
Unrealized
Appreciation
(Depreciation)
Capital Loss
Carryforwards
Late-Year
Loss Deferrals
Other
Book-to-Tax
Differences Total
18.1
Managed Allocation $2,037,278 $– $17,196,175 $(11,486,549) $– $(46,341) $7,700,563
5/31/23 5/31/22
Fund
Ordinary
Income
Long-Term
Capital Gains
Ordinary
Income
Long-Term
Capital Gains
18.1
Managed Allocation $ 18,431,561 $ 42,136,039 $ 43,671,754 $ 61,281,629

21
As of year end, the Fund had capital loss carryforwards, which will not expire:
7. Investment Adviser and Other Transactions with Affiliates
Under the terms of its Investment Management Agreement, the Fund does not pay the Adviser a fee for the management of the
Fund’s investment portfolio. The Fund has entered into an Administrative Service Agreement with the Adviser under which the Fund pays the Adviser for its costs in providing certain administrative and compliance services to the Fund.
Under the terms of the Fund’s Retirement Class Service Agreement, the Retirement Class of the Fund pays Advisors a monthly fee based on the annual rate of 0.25% of the Fund’s average daily net assets attributable to Retirement Class shares of the Fund for providing certain administrative services related to the maintenance of Retirement Class shares on retirement plan or other platforms. Substantially, all of the Retirement Class shareholder servicing fees reported on the Statement of operations are paid to the Adviser under the Service Agreement.
Under the terms of a distribution Rule 12b-1 plan, the Retail Class of the Fund compensated Nuveen Securities for providing distribution, promotional and/or shareholder services to the Retail Class of the Fund at the annual rate of 0.25% of the average daily net assets attributable to the Fund’s Retail Class.
The Adviser has agreed to reimburse the Fund if its total expense ratio (excluding interest, taxes, brokerage commissions and other transactional expenses, acquired fund fees and expenses and extraordinary expenses) exceeds 0.00% of average daily net assets for the Institutional Class shares; and 0.25% of average daily net assets for the Retirement and Retail Class shares. The expense reimbursement arrangements will continue through at least September 30, 2023, unless changed with approval of the Board.
The Funds may purchase or sell investment securities in transactions with affiliated entities under procedure adopted by the Board, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. During the current fiscal period, the Fund engaged in the following security transactions with affiliated entities:
Investments in other investment companies advised by the Adviser and Nuveen Fund Advisors, LLC are deemed to be affiliated investments. The Fund invests its assets in the affiliated Nuveen Growth Opportunities ETF, Institutional Class shares of the affiliated
TIAA-CREF Funds and Class R6 shares of the affiliated Nuveen Funds. Effective after the close of business on October 28, 2022, the
Nuveen International Growth Fund merged into the TIAA-CREF International Opportunities Fund. Information regarding transactions with affiliated companies is as follows:
Fund Short-Term Long-Term Total
18.1
Managed Allocation $ 6,923,169 $ 4,563,380 $ 11,486,549
Fund Purchases Sales Realized Gain (Loss)
Managed Allocation $ – $ 91,039 $ (24,635)
Issue
Value at
5/31/22
Purchases
Cost
Sales
Proceeds
Realized
Gain (Loss) Merger
Change in
Unrealized
Appreciation
(Depreciation) Dividend Income
Value at
5/31/23
Managed Allocation Fund
Nuveen Funds:
Dividend Growth
$ 49,394,678 $ 10,846,612 $ 12,582,503 $ 1,604,945 $ – $ (1,920,883) $ 662,951 $ 46,444,219
Dividend Value
55,954,978 12,176,671 14,342,664 2,866,210 – (5,706,521) 1,144,464 47,332,002
Growth Opportunities ETF
51,967,912 5,113,578 6,730,112 (2,780,803) – 7,054,038 111,328 54,624,613
International Growth
40,110,446 1,092,984 27,561,556 (11,507,090) (10,106,494) 7,971,710 335,953 –
TIAA-CREF Funds:
Core Plus Bond
355,358,767 41,414,855 48,050,862 (8,947,165) – (9,955,979) 12,784,027 329,819,616
Emerging Markets Equity
23,199,608 13,634,934 7,260,664 (2,939,771) – 1,961,602 16,303 28,595,709
Growth & Income
49,194,988 10,109,814 11,750,941 1,669,899 – 625,763 637,148 46,918,306
International Equity
57,538,927 27,408,675 14,758,461 (1,513,761) – 5,281,504 1,625,626 73,956,884
International Opportunities
40,105,285 5,633,479 9,016,940 (2,289,186) 10,106,494 (375,834) 471,356 44,163,298
Large-Cap Growth
51,727,919 5,542,759 8,240,454 (2,548,008) – 7,833,490 179,560 54,315,706
Large-Cap Value
56,002,385 10,136,582 15,056,568 2,747,919 – (4,257,199) 939,749 47,394,445
Quant International Small-Cap Equity
27,102,872 3,022,323 4,299,792 (1,034,778) – (1,305,742) 811,067 23,484,883
Quant Small/Mid-Cap Equity
16,314,221 10,264,983 10,623,732 598,373 – (1,478,604) 191,419 13,666,397
Quant Small-Cap Equity
13,641,291 2,081,640 3,227,696 514,640 – (638,188) 118,910 11,738,669
$887,614,277 $158,479,889 $193,502,945 $(23,558,576) $– $5,089,157 $20,029,861 $822,454,747

Notes to Financial Statements
(continued)
22
8. Inter-Fund Lending Program
Pursuant to an exemptive order issued by the SEC, the Fund may participate in an inter-fund lending program. This program allows the Fund to lend cash to and/or borrow cash from certain other affiliated Funds for temporary purposes, (e.g., to satisfy redemption requests or to cover unanticipated cash shortfalls). The program is subject to a number of conditions, including the requirement that the Fund may not borrow or lend money under the program unless it receives a more favorable interest rate than is available from a bank or other financial institution for a comparable transaction. In addition, the Fund may participate in the program only if its participation is consistent with the Fund’s investment policies and limitations and authorized by its portfolio manager(s). During the current fiscal period, there were no inter-fund borrowing or lending transactions.
9. Line of Credit
The Fund participates in a $1 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of shareholder redemptions. The current facility was entered into on June 13, 2023 expiring on June 11,
2024, replacing the previous facility, which expired June 2023. Certain affiliated accounts and mutual funds, each of which is managed by the Adviser, or an affiliate of the Adviser, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Fund is not liable for borrowings under the facility by other affiliated accounts or mutual funds. There were no borrowings under this credit facility by the Fund during the current fiscal period.

Important Tax Information
(Unaudited)
23
As required by the Internal Revenue Code and Treasury Regulations, certain tax information, as detailed below, must be provided to shareholders. Shareholders are advised to consult their tax advisor with respect to the tax implications of their investment. The amounts listed below may differ from the actual amounts reported on Form 1099-DIV, which will be sent to shareholders shortly after calendar year end.
Long-Term Capital Gains
As of year end, the Fund designates the following distribution amounts, or maximum allowable amount, as being from net long-term capital gains pursuant to Section 852(b)(3) of the Internal Revenue Code:
Dividends Received Deduction (DRD)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions eligible for the dividends received deduction for corporate shareholders:
Qualified Dividend Income (QDI)
The Fund listed below had the following percentage, or maximum amount allowable, of ordinary income distributions treated as qualified dividend income for individuals pursuant to Section 1(h)(11) of the Internal Revenue Code:
Foreign Source Income and Foreign Tax Credit Pass Through
The Fund listed below has made an election under Section 853 of the Internal Revenue Code to pass through foreign taxes paid:
Fund
Net Long-Term
Capital Gains
18.1
Managed Allocation $ 42,136,039
Fund Percentage
18.1
Managed Allocation 20 .5%
Fund Percentage
18.1
Managed Allocation 37 .6%
Fund
Foreign
Source Income
Foreign
Source Income
Per Share
Qualifying
Foreign
Taxes Paid
Qualifying
Foreign Taxes
Paid per Share
18.1
Managed Allocation $ 2,231,093 $ 0.02962 $ 676,699 $ 0.00898

Additional Fund Information
(Unaudited)
24
Portfolio holdings
The TIAA-CREF Funds file complete portfolio listings with the Securities and Exchange Commission (SEC), and they are available to the public.
You can obtain a complete list of the TIAA-CREF Funds’ holdings (Schedules of Investments) as of the most recently completed fiscal quarter in the following ways:
By visiting our websites at TIAA.org; or nuveen.com; or
By calling us at 800-842-2252 to request a copy, which will be provided free of charge.
You can also obtain a complete list of the Managed Allocation Fund’s portfolio holdings as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-PORT
filings. Form N-CSR filings are as of May 31 or August 30; Form N-PORT filings are as of the last day of February or August 31.
Copies of these forms are available:
Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at sec.gov; or
From the SEC’s Office of Investor Education and Advocacy. Call 202-551-8090 for more information.
Proxy voting
A description of our proxy voting policies and procedures for the underlying TIAA-CREF Funds of the Managed Allocation
Fund can be found on our website at TIAA.org or on the SEC’s website at sec.gov. You can also call us at 800-842-2252 to request a free copy. A report of how the Managed Allocation Fund’s underlying TIAA-CREF Funds voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at sec.gov.
Contacting TIAA
There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA, 730
Third Avenue, New York, NY 10017-3206; or by phone at 800-842-2252.
Fund management
The Managed Allocation Fund is managed by a portfolio management team of Teachers Advisors, LLC. The members of this team are responsible for the day-to-day investment management of the Fund.

Trustees and Officers
(Unaudited)
May 31, 2023
25
Trustees
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
Forrest Berkley
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2006.
Partner (1990–2005) and Head of Global Product
Management (2003–2005), GMO (formerly, Grantham,
Mayo, Van Otterloo & Co.) (investment management);
and member of asset allocation portfolio management
team, GMO (2003–2005).
88 Investment Committee Member, Maine
Community Foundation.
Joseph A. Boateng
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Trustee Indefinite term.
Trustee since
2019.
Chief Investment Officer, Casey Family Programs (since
2007).
88 Board member, Lumina Foundation and
Waterside School; Emeritus Board Member,
Year-Up Puget Sound; Investment Advisory
Committee Member, Seattle City Employees’
Retirement System; Investment Committee
Member, The Seattle Foundation.
Joseph A. Carrier
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1960
Trustee Indefinite term.
Trustee since
2023.
Senior Vice President, Enterprise Risk
Management, Franklin Resources, Inc. (2020–2022).
Senior Managing Director, Chief Risk Officer and Chief
Audit Executive, Legg Mason, Inc. (2008–2020).
88 Director, Franklin Templeton Irish
Funds; Board Member, Cal Ripken,
Sr. Foundation; Advisory Board Member,
Loyola University Maryland, Sellinger School
of Business and Management.
Janice C. Eberly
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2018.
James R. and Helen D. Russell Professor of Finance
at the Kellogg School of Management, Northwestern
University (2002–2011 and since 2013), Senior
Associate Dean for Strategy and Academics (since
2020) and Chair of the Finance Department (2005–
2007). Vice President, American Economic Association
(2020–2021). Assistant Secretary for Economic Policy,
United States Department of the
Treasury (2011–2013).
88 Member of the Board of the Office of
Finance, Federal Home Loan Banks;
Director, Avant, LLC.
Nancy A. Eckl
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1962
Trustee Indefinite term.
Trustee since
2007.
Vice President (1990–2006), American Beacon
Advisors, Inc. and of certain funds advised by American
Beacon Advisors, Inc.
88 Independent Director, The Lazard Funds,
Inc., Lazard Retirement Series, Inc. and
Lazard Global Total Return and Income
Fund, Inc.
Michael A. Forrester
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB:  1967
Trustee Indefinite term.
Trustee since
2007.
Chief Executive Officer (2014–2021) and Chief
Operating Officer (2007–2014), Copper Rock Capital
Partners, LLC.
88 Trustee, Dexter Southfield School; Member,
Governing Council of the Independent
Directors Council.
Howell E. Jackson
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1954
Trustee Indefinite term.
Trustee since
2005.
Special Adviser, White House Council of Economic
Advisers (since 2023). James S. Reid, Jr. Professor
of Law (since 2004), Senior Adviser to President and
Provost (2010–2012), Acting Dean (2009), Vice Dean
for Budget (2003–2006) and on the faculty (since
1989) of Harvard Law School.
88 Director, Build Commonwealth (non-profit
organization).
Nicole Thorne Jenkins
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Trustee Indefinite term.
Trustee since
2023.
John A. Griffin Dean of the McIntire School of Commerce
at the University of Virginia (2020–present). Vice
Dean (2016–2020), Von Allmen Chaired Professor of
Accountancy (2017–2020), Associate Professor and
EY Research Fellow (2012–2017), Gatton College of
Business and Economics at the University of Kentucky.
88 Trustee and Chair of the Audit & Finance
Committee, Strada Education Network.
Thomas J. Kenny
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1963
Chairman of
the Board and
Trustee
Indefinite term.
Trustee since
2011; Chairman
for term ending
June 30, 2023.
Chairman since
September 13,
2017.
Advisory Director (2010–2011), Partner (2004–2010),
Managing Director (1999–2004) and Co-Head of Global
Cash and Fixed Income Portfolio Management Team
(2002-2010), Goldman Sachs Asset Management.
88 Director and Chair of the Finance and
Investment Committee, Aflac Incorporated;
Director, ParentSquare.

Trustees and Officers
(Unaudited) (continued)
May 31, 2023
26
Officers
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of
office and
length
of time served
Principal occupation(s) during past 5 years and other
relevant experience and qualifications
Number of
portfolios in
fund complex
overseen by
Trustee
Other directorship(s) and positions held
by Trustee
James M. Poterba
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1958
Trustee Indefinite term.
Trustee since
2006.
President and Chief Executive Officer (since 2008)
and Program Director (1990–2008), National Bureau
of Economic Research. Mitsui Professor of Economics,
Massachusetts Institute of Technology (“MIT”) (since
1996); Affiliated Faculty Member of the Finance Group,
Alfred P. Sloan School of Management (since 2014);
Head (2006–2008) and Associate Head (1994–2000
and 2001–2006), Economics Department of MIT.
88 Director, National Bureau of Economic
Research; Member, Congressional Budget
Office Panel of Economic Advisers.
Loren M. Starr
c/o Corporate Secretary
730 Third Avenue
New York, NY 10017-3206
YOB: 1961
Trustee Indefinite term.
Trustee since
2022.
Independent Consultant/Advisor (2021–Present). Vice
Chair, Senior Managing Director (2020–2021), Chief
Financial Officer, Senior Managing Director (2005–
2020), Invesco Ltd.
88 None currently.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Richard S. Biegen
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1962
Chief
Compliance
Officer
One-year term.
Chief Compliance
Officer since 2008.
Senior Managing Director, TIAA. Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA
Separate Account VA-1, TIAA-CREF Funds and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Claire Borelli
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1960
Executive Vice
President
One-year term.
Executive Vice
President since
2023.
Senior Executive Vice President, Chief People Officer of TIAA and Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Vice President, Chief Diversity & Talent Officer, TIAA. Prior to joining TIAA, Ms. Borelli served as Chief Human Resources Officer for the Consumer Bank and Wealth Management sectors of JPMorgan
Chase & Co.
Derek B. Dorn
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB:  1976
Senior Managing
Director and
Corporate
Secretary
One-year term.
Senior Managing
Director and
Corporate
Secretary since
2020.
Senior Managing Director and Corporate Secretary of Teachers Insurance and Annuity Association of America
(“TIAA”) and the TIAA-CREF Fund Complex. Formerly, Managing Director, Special Assistant to the CEO and Managing
Director, Regulatory Affairs, TIAA. Prior to joining TIAA, Mr. Dorn served as a partner at Davis & Harman LLP and an adjunct professor of Law at Georgetown University Law Center.
John L. Douglas
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1950
Executive Vice
President, Chief
Legal, Risk and
Compliance
Officer
One-year term.
Executive Vice
President since
2021 and Chief
Legal, Risk and
Compliance Officer
since 2022.
Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA. Executive Vice President, Chief
Legal, Risk and Compliance Officer of the TIAA-CREF Fund Complex. Formerly, Senior Executive Vice President,
Senior Advisor to the CEO, and Senior Executive Vice President, Chief Advocacy & Oversight Officer, TIAA. Prior to
joining TIAA, Mr. Douglas was a Partner at Davis Polk & Wardwell LLP.
W. Dave Dowrich
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1967
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President and Chief Financial Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Prior to joining TIAA, Mr. Dowrich served as Chief Financial Officer, International Businesses at Prudential
Financial, Inc.
Bradley Finkle
TIAA
730 Third Avenue
New York, NY   10017-3206
YOB: 1973
Principal
Executive Officer
and President
One-year term.
Principal Executive
Officer and
President since
2017.
Executive Vice President, Head of Complementary Businesses and Chief Administrative Officer of the Chief
Operating Office, TIAA. Principal Executive Officer and President of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Formerly, Executive Vice President, Chief Operating Officer, Nuveen; President and Chief Executive Officer of CREF
and TIAA Separate Account VA-1; and Senior Managing Director, Co-Head Nuveen Equities & Fixed Income and
President of TIAA Investments.
Jose Minaya
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1971
Executive Vice
President
One-year term.
Executive Vice
President since
2018.
Chief Executive Officer, Nuveen. Executive Vice President of the TIAA-CREF Fund Complex. Formerly, Executive Vice
President, President and Chief Investment Officer, Nuveen; Executive Vice President, Chief Investment Officer and
President, Nuveen Global Investments; and Senior Managing Director, President, Global Investments, TIAA.

27
Please note that the Funds’ Statement of Additional Information (SAI) includes additional information about the Funds’ trustees and is available, without charge, through our website, tiaa.org, or by calling 800 223-1200.
Name, address and
year of birth (“YOB”)
Position(s)
held with
fund
Term of office
and length of
time served Principal occupation(s) during past 5 years
Colbert Narcisse
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1965
Executive Vice
President
One-year term.
Executive Vice
President since
2022.
Senior Executive Vice President, Chief Product and Business Development Officer of TIAA. President and Chief
Executive Officer of CREF and TIAA Separate Account VA-1. Executive Vice President of TIAA-CREF Funds and TIAA-
CREF Life Funds. Formerly, Executive Vice President and Head of Advisory and Corporate Solutions, TIAA. Prior to
joining TIAA, Mr. Narcisse served as Managing Director and Head of International Wealth Management and Head of
Traditional and Alternative Investment Products at Morgan Stanley.
David G. Nason
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1970
Executive Vice
President
One-year term.
Executive Vice
President since
2020.
Senior Executive Vice President, Chief Operating Officer of TIAA. Executive Vice President of the TIAA-CREF Fund
Complex. Formerly, Senior Executive Vice President, Chief Legal, Risk and Compliance Officer of TIAA, Executive Vice
President, Chief Risk and Compliance Officer, TIAA. Prior to joining TIAA, Mr. Nason served as President and CEO of
GE Energy Financial Services.
E. Scott Wickerham
TIAA
730 Third Avenue
New York, NY 10017-3206
YOB: 1973
Principal
Financial
Officer, Principal
Accounting
Officer and
Treasurer
One-year term.
Principal Financial
Officer, Principal
Accounting Officer
and Treasurer since
2017.
Senior Managing Director, Head of Finance for Equities and Fixed Income, Nuveen. Principal Financial Officer,
Principal Accounting Officer and Treasurer of the TIAA-CREF Fund Complex; and Vice President and Controller of
the Nuveen Funds. Formerly, Senior Managing Director, Head, Public Investment Finance, Nuveen, and Managing
Director, Head, TC Fund Administration, Nuveen.

28
Approval of Investment Management Agreement
(Unaudited)
Board renewal of the investment management agreement for the TIAA-CREF Managed Allocation Fund
The Board of Trustees (the “Board” or the “Trustees”) of the TIAA-CREF Funds (the “Trust”) determines whether to initially approve and periodically renew the investment management agreement (the “Agreement”) between Teachers Advisors, LLC (“Advisors”) and the Trust, on behalf of each series of the Trust. Under the Agreement, Advisors is responsible for providing investment advisory services to each series of the Trust and overseeing the everyday operations and other service providers of the Trust. Below is a summary of the process the Board undertook related to its most recent renewal of the Agreement with respect to the TIAA-CREF
Managed Allocation Fund (the “Fund”).
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), states that, after an initial period of up to two years, the Agreement for the Fund will remain in effect only if the Board, including a majority of those Trustees who have no direct or indirect interest in the Agreement, and who are independent Trustees because they are not “interested persons” of the Trust, as that term is defined in the 1940 Act, annually renews the Agreement. None of the Trustees is an interested person of the Trust under the
1940 Act. Rather, they are all deemed to be independent Trustees.
Overview of the renewal process
The Board held an in-person March 10, 2023, in order to consider the annual renewal of the Agreement for the Fund using the process established by the Board described further below.
As part of the Board’s established process, the Board delegated certain tasks to its Operations Committee. Among these tasks, the
Operations Committee or certain of its designated members worked with Advisors, other Board members and legal counsel to the
Trustees to develop guidance and specific requests relating to the types of information to be provided to the Board in connection with the proposed contract renewals.
Among other matters, the Operations Committee or certain of its designated members, following consultations with representatives of Advisors, other Board members, legal counsel to the Trustees and legal counsel to Advisors and the Trust, confirmed or established certain guidance regarding the preparation of reports to be provided to the Board with respect to the Fund by the Board
Reporting and Compliance unit of Broadridge Financial Solutions, Inc. (“Broadridge”), using data from Lipper, Inc., an independent provider of investment company data. The Operations Committee considered that Broadridge is widely recognized as a leading provider of comparative analyses used by independent directors and trustees of investment companies during their advisory contract review processes.
Based on guidance provided by the Operations Committee or certain of its designated members, on behalf of the Board, Broadridge produced, among other information, comparative performance and expense data for the Fund, including data relating to the Fund’s management fee rate, total expense ratio, short-term and long-term investment performance and portfolio turnover rate. Broadridge compared this data, as relevant, for the Fund against a universe of investment companies (except for portfolio turnover rates) and against a more selective peer group of mutual funds with similar investment objectives and strategies, each of which was selected by Broadridge, and also compared the performance of the Fund against one or more appropriate broad-based indices. In each case,
Broadridge summarized, and the Board considered, the methodologies Broadridge employed to provide the data contained in its reports. In addition, Broadridge represented to the Board that its reports were designed specifically to provide the Board with the fee, expense and performance information that is necessary to help the Board satisfy its duties under Section 15(c) of the 1940 Act.
Broadridge also represented that the purpose of its reports is to provide an objective view of the Fund’s relative position regarding the level of fees, expenses and performance against a competitive peer group and universe (as applicable) selected by Broadridge (and not Advisors or the Board). The Board considered the propriety of the Fund’s applicable peer group as selected by Broadridge and use of the Institutional Class as the base class for comparison purposes.

29
Legal counsel for the Trustees also requested on behalf of the Board, and Advisors provided, information that was designed to assist the Board in its consideration of whether to renew the Agreement for the Fund. In addition to the data provided by Broadridge as described above, the information that was provided for consideration included, but was not limited to, the following: (1) further information relating to the Fund’s investment performance and an explanation of any events that had a material impact on the Fund’s performance during that period; (2) a description of any fee waiver or expense reimbursement arrangements that were proposed or were in place during the prior year and the extent to which such arrangements would be continued or modified in the coming year;
(3) a comparison of the Fund’s management fee rate and performance to other accounts with comparable strategies managed by
Advisors or certain of its affiliates; (4) any “fall-out” benefits that accrued or were identified as reasonably likely to accrue to Advisors or its affiliates due to their relationship with the Fund in addition to the Fund’s direct fee payments to Advisors pursuant to the
Agreement; (5) information regarding Advisors’ financial resources, senior professional personnel, overall staffing levels, portfolio manager compensation arrangements, capacity to manage the Fund at current and foreseeable asset levels, insurance coverage, portfolio trading and best execution practices, and any actual and potential conflicts of interest identified by Advisors in connection with rendering services to the Fund; (6) information as to any profits earned by Advisors in connection with its services pursuant to the Agreement; (7) a copy of the Agreement and certain related agreements between the Fund and affiliates of Advisors; (8) a copy of Advisors’ Form ADV as filed with the Securities and Exchange Commission (which was presented only to legal counsel for the Trustees); and (9) draft narrative explanations to be included in the shareholder report of reasons why the Board should renew the Agreement. The Trustees were also provided with performance ratings of Morningstar, Inc. (“Morningstar”), which is a widely recognized mutual fund ranking service.
On March 2, 2023, the Board held a virtual meeting via videoconference with legal counsel to the Trustees to discuss Advisors’
materials, which led to the Trustees providing additional questions to, and requesting additional information from, Advisors.
Subsequently, at the March 10, 2023 meeting, the Trustees were given the opportunity to, and did, ask additional questions and they discussed responses from Advisors to the Board’s follow-up questions and requests presented by the Board after its initial review of the information described above.
In considering whether to renew the Agreement with respect to the Fund, the Board considered various factors, including: (1) the nature, extent and quality of services provided or to be provided by Advisors to the Fund; (2) the Fund’s investment performance; (3)
the costs of the services provided to the Fund and the profits realized or potential profits to be realized (if any) by Advisors and its affiliates from their relationship with the Fund; (4) fees charged to comparable mutual funds by other advisers; (5) the extent to which economies of scale have been realized or are anticipated to be realized as the Fund grows; (6) how such economies of scale are shared with the Fund for the benefit of its investors, such as, if applicable, through management fee breakpoints; (7) comparisons, if applicable, of the services provided by Advisors to, and the fee rates and performance of, the Fund to other clients to whom Advisors provides comparable services; and (8) any other benefits identified by Advisors derived or anticipated to be derived by Advisors or its affiliates from their relationship with the Fund. As a general matter, the Board considered these factors, and any other factors deemed relevant by the Trustees, in their totality, and no single factor was identified as being the determining factor in deciding whether to renew the Agreement.
In addition to the March 10, 2023 meeting that included Advisors’ personnel, the Trustees met in executive sessions, at which no representatives of Advisors were present, to discuss the proposed renewal of the Agreement for the Fund. The Board also received and considered information from its legal counsel as to certain relevant guidance that relates to the renewal process under Section
15(c) of the 1940 Act and certain other legal authorities.
While the contract renewal process included a series of discussions and meetings leading up to the March 10, 2023 meeting, the oversight and evaluation of Advisors’ services to the Fund by the Board and its Committees is an ongoing process. The Board, as well as its Committees, considered reports on various investment and operational topics that had been identified by the Board or its
Committees for review in the year since the last annual renewal process. Further, at their regularly scheduled meetings, the Board and its Investment Committee and its other Committees receive and consider, among other matters, information regarding the performance of the Fund. Thus, in reaching its decisions regarding the renewal of the Agreement for the Fund, the Board took into account the information described herein and other information provided to the Board and its Committees throughout the year.
The Board received and considered both Trust-level and Fund-specific information, but made its renewal determinations on a Fund-
level basis. In deciding whether to renew the Agreement for the Fund, each Trustee may have accorded different weight to different factors and, thus, may have had a different basis for his or her ultimate decision to vote to renew the Agreement for the Fund. At its meeting on March 10, 2023, all Board members voted unanimously to renew the Agreement for the Fund. Set forth below is a summary of the primary factors that the Board considered with respect to the Fund.

30
Approval of Investment Management Agreement
(continued)
(Unaudited)
The nature, extent and quality of services
The Board considered the level and depth of knowledge of Advisors, including the professional experience and qualifications of its personnel. The Board also considered that Advisors is an experienced investment adviser that has managed the Fund since its operations commenced. Investment professionals at Advisors also manage various other funds and accounts of the Trust, College
Retirement Equities Fund, the TIAA-CREF Life Funds and TIAA Separate Account VA-1, as well as advise and sub-advise other investment companies and vehicles. Under the Agreement, Advisors is responsible for, among other duties: managing the assets of the Fund (which is a fund of funds that may invest its assets in the securities of affiliated and unaffiliated investment companies or other investment pools, referred to as “Underlying Funds”), including conducting research, identifying investments and placing orders to buy and sell shares of Underlying Funds for the Fund’s investment portfolio; active daily monitoring of the Fund’s investment portfolios; reporting on the investment performance and other metrics of the Fund to the Board on a regular basis; responding to
Fund flows; compliance monitoring; coordinating the activities of the Fund’s service providers; and overseeing the provision of various administrative services to the Fund. The Board considered that Advisors has carried out these responsibilities in a competent and professional manner. The Board also considered that Advisors has committed significant resources to supporting the series of the
Trust, including the Fund. It also considered Advisors’ compliance program and resources and its compliance record with respect to the Fund.
The Board also considered, among other factors, the performance of the Fund, as discussed below. In addition, the Board considered the nature and quality of non-portfolio management services provided by Advisors and its affiliates. In this regard, the Board considered its ongoing review of the performance of certain affiliated and unaffiliated service providers, including the quality of services provided by those firms and Advisors’ oversight of those service providers and the outsourcing of certain services to other firms.
During its review, the Board noted its ongoing review of the level of personnel and other resources available to Advisors to provide portfolio management and other services to the Fund, including the impact of recent and anticipated regulatory requirements and operational changes on such resources, so as to assess the adequacy of the resources devoted to these services. Based on all factors considered, the Board concluded that the nature, extent, and quality of services provided by Advisors to the Fund under the
Agreement was reasonable.
Investment performance
The Board considered the investment performance of the Fund over the one-, three-, five- and ten-year periods ended December
31, 2022. The Board considered the Fund’s performance as compared to its peer group and peer universe and its benchmark index. For details regarding the Fund’s performance, see the Fund synopsis below. The Board concluded that, under the totality of circumstances considered, the investment performance of the Fund was reasonable.
Cost and profitability
The Board considered financial and profitability data relating to Advisors’ services to the Fund for the calendar year 2022. The Board considered Advisors’ profit calculations with respect to its services to the Fund both before and after taking into account the costs incurred directly or indirectly by Advisors in connection with the distribution of shares of the Fund. The Board considered that Advisors had incurred a net loss with respect to the Fund in 2022, which was because Advisors did not charge the Fund any management fees under the Agreement. The Board also acknowledged certain fee waivers and reimbursements of expenses above specified amounts undertaken by Advisors with respect to many of the Underlying Funds which, in turn, reduce the expenses of the Fund. The Board also recognized Advisors’ commitment to reimburse Fund expenses to the extent that total annual operating expenses exceeded certain specified amounts. The Board also considered that, in the aggregate, Advisors had generated indirect earnings with respect to the Fund’s investment in Underlying Funds also managed by Advisors.
Fees charged by other advisers
The Board considered comparative information regarding the Fund’s contractual and effective management fee rates and the contractual and effective management fee rates paid by similar mutual funds to other advisers, as analyzed by Broadridge and reflected in the Fund synopsis below. The Board acknowledged that Advisors did not charge a management fee to the Fund.
Economies of scale
The Board considered whether Advisors has experienced or is anticipated to experience economies of scale in connection with the operation of the Fund. The Board also considered that because Advisors operated the Fund at a loss and did not charge the Fund a management fee, there had been little opportunity to pass on economies of scale to Fund shareholders. Based on all factors considered, the Board concluded that the Fund’s management fee rate schedule was reasonable in light of current economies of scale considerations and the Fund’s current asset level.

31
Fee and performance comparisons with other Advisors clients
The Board considered that Advisors provides investment management services to other investment companies, including foreign funds (UCITS), and separately managed accounts. However, the Board acknowledged that Advisors did not charge a management fee to the Fund.
Other benefits
The Board also considered additional “fall-out benefits” to Advisors and its affiliates arising from the Agreement. Such benefits include, among others, other fees paid by the Fund to Advisors or its affiliates for other services, such as distribution and administration, and investment-related benefits, such as economies of scale to the extent the Fund shares investment resources and/or personnel with other clients of Advisors. Advisors and/or its affiliates also may benefit to the extent that the Funds add scale to the TIAA-CREF Underlying Funds or other affiliated underlying funds. Also, Advisors and its affiliates earn fees on the Funds’
investments in other underlying affiliated products, such as other TIAA-CREF Funds and Nuveen Funds. Additionally, the Fund may
be utilized as an investment option for other products and businesses of Advisors and its affiliates, such as variable products, fund of funds and 529 education savings plans. Also, Advisors and its affiliates may benefit from their relationship with the Fund to the extent that this relationship results in potential investors viewing Teachers Insurance and Annuity Association of America, of which
Advisors is an indirect, wholly-owned subsidiary, as a leading retirement plan provider in the academic and non-profit markets and as a single source for all their financial service needs. The Board concluded that other benefits to Advisors and its affiliates arising from the Agreement were reasonable in light of various relevant factors.
Fund synopsis of factors
The Board considered the following specific factors (among others) in connection with its determination to renew the Agreement with respect to the Fund. When the Fund is described in the following discussion as being in the “1st” quintile, it is in the best of five groups (that is, the group has the best performance or the lowest expenses, as the case may be). References below to quintiles are based on data provided to the Board in the reports prepared by Broadridge. The specific management fee, expense and performance factors outlined below are based on the Institutional Class of the Fund. Because the Institutional Class generally has lower non-
management expenses than the other classes of the Fund, the expenses and performance of these other classes will differ from the expenses and performance shown for the Institutional Class. All time periods referenced below are ended December 31, 2022.
Under the Morningstar rating system, an Overall Morningstar Rating of 5 stars is the highest (best) rating category and 1 star is the lowest (worst) rating category. The Morningstar data is as of December 31, 2022. The statement below regarding “net loss” refers to Advisors’ calculation that it incurred a loss for the services that it rendered to a Fund during 2022 under the Agreement.
The Fund’s annual contractual management fee rate is 0.00% of average daily net assets.
The Fund’s total expense ratio was in the 1st quintile of both the group of comparable funds selected by Broadridge for expense comparison purposes (“Expense Group”) and the universe of comparable funds selected by Broadridge for expense comparison purposes (“Expense Universe”). The Fund did not have an Expense Group or an Expense Universe for its actual management fee rate or its contractual management fee rate because the Fund is not charged a management fee.
The Fund was in the 4th, 2nd, 1st and 1st quintiles of the group of comparable funds selected by Broadridge for performance comparison purposes for the one-, three-, five- and ten-year periods, respectively. The Fund was in the 5th, 3rd, 3rd and 2nd quintiles of the universe of comparable funds selected by Broadridge for performance comparison purposes for each of the one-, three-, five- and ten-year periods, respectively.
The Fund received an Overall Morningstar Rating of 3 stars.
Advisors calculated that it incurred a net loss with respect to its services to the Fund for the one-year period without taking into account profits Advisors earned with respect to the Underlying Funds that are also managed by Advisors in which the Fund invests.
________________
Based primarily on the foregoing factors and conclusions, the Board renewed the Agreement for the Fund.

Liquidity Risk Management Program
(Unaudited)
32
Discussion of the operation and effectiveness of the Fund’s liquidity risk management program
In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), the series of the Trust covered by this Report (the “Fund”) has adopted and implemented a liquidity risk management program (the “Program”), which is reasonably designed to assess and manage the Fund’s liquidity risk. The Program consists of various provisions relating to assessing and managing Fund liquidity risk, as discussed further below. The Fund’s Board of Trustees (the “Board”) previously approved the designation of Advisors (the “Administrator”) as Program administrator. The Liquidity Monitoring and Analysis Team (the “LMAT”)
carries out day-to-day Program management with oversight by the Liquidity Oversight Committee (the “LOSC”). Personnel from the
Administrator and Nuveen Fund Advisors, LLC, an affiliate of the Administrator, comprise the LMAT and LOSC.
At a February 14, 2023 Board meeting, the Administrator provided the Board with a written report addressing the Program’s operation, adequacy, and effectiveness of implementation for the period from January 1, 2022 through December 31, 2022 (the
“Review Period”), as required under the Liquidity Rule. The report noted that the Program has been and continues to be adequately and effectively implemented to monitor and (as applicable) respond to the Fund’s liquidity developments.
In accordance with the Program, the LMAT assesses the Fund’s liquidity risk no less frequently than annually based on various factors, such as (i) the Fund’s investment strategy and the liquidity of portfolio investments, (ii) cash flow projections, and (iii)
holdings of cash and cash equivalents and borrowing arrangements and other funding sources. Certain factors are considered under both normal and reasonably foreseeable stressed conditions.
Fund portfolio investments are classified into one of four liquidity categories (including “highly liquid investments” and “illiquid investments,” discussed below). The classification is based on a determination of how long it is reasonably expected to take to convert the investment into cash, or sell or dispose of the investment, in current market conditions without significantly changing the market value of the investment. Liquidity classification determinations take into account various market, trading, and investment-
specific considerations, as well as market depth, and utilize third-party vendor data.
A Fund that does not primarily hold highly liquid investments must, among other things, determine a minimum percentage of Fund net assets that must be invested in highly liquid investments (a “Highly Liquid Investment Minimum”). During the Review Period, the Fund
primarily held highly liquid investments and therefore was exempt from the requirement to adopt a Highly Liquid Investment Minimum and to comply with the related requirements under the Liquidity Rule.
The Liquidity Rule also limits the Fund’s investments in illiquid investments. Specifically, the Liquidity Rule prohibits acquisition of illiquid investments if doing so would result in the Fund holding more than 15% of its net assets in illiquid investments and requires certain reporting anytime a Fund’s holdings of illiquid investments exceed 15% of net assets. During the Review Period, the Fund did not exceed the 15% limit on
illiquid investments.

33
Additional Information About Index Providers
(Unaudited)
Russell Indexes
Source: London Stock Exchange Group plc and its group undertakings (collectively, the “LSE Group”). © LSE Group 2023.
FTSE Russell is a trading name of certain of the LSE Group companies. “FTSE®,” “Russell®” and “FTSE Russell®” are trademarks of the relevant LSE Group companies and are used by any other LSE Group company under license. All rights in the FTSE Russell indexes or data vest in the relevant LSE Group company which owns the index or the data. Neither LSE
Group nor its licensors accept any liability for any errors or omissions in the indexes or data and no party may rely on any indexes or data contained in this communication. No further distribution of data from the LSE Group is permitted without the relevant LSE Group company’s express written consent. The LSE Group does not promote, sponsor or endorse the content of this communication.
MSCI Indexes
Source: MSCI. The MSCI information may only be used for your internal use, may not be reproduced or redisseminated in any form and may not be used as a basis for or a component of any financial instruments or products or indices. None of the
MSCI information is intended to constitute investment advice or a recommendation to make (or refrain from making) any kind of investment decision and may not be relied on as such. Historical data and analysis should not be taken as an indication or guarantee of any future performance analysis, forecast or prediction. The MSCI information is provided on an “as is” basis and the user of this information assumes the entire risk of any use made of this information. MSCI, each of its affiliates and each other person involved in or related to compiling, computing or creating any MSCI information (collectively, the “MSCI
Parties”) expressly disclaims all warranties (including, without limitation, any warranties of originality, accuracy, completeness, timeliness, non-infringement, merchantability and fitness for a particular purpose) with respect to this information. Without limiting any of the foregoing, in no event shall any MSCI Party have any liability for any direct, indirect, special, incidental, punitive, consequential (including, without limitation, lost profits) or any other damages. (www.msci.com)
Bloomberg Indexes
Source: Bloomberg Index Services Limited. BLOOMBERG®is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices.
Bloomberg neither approves nor endorses this material, nor guarantees the accuracy or completeness of any information herein, nor makes any warranty, express or implied, as to the results to be obtained therefrom and, to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.
Morningstar Index
©2023 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither
Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.

How to Reach Us
©2023 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund,
Websites
TIAA.org
nuveen.com
Automated telephone service
800-842-2252
24 hours a day, 7 days a week
For the hearing- or speech-impaired
800-842-2755
8 a.m. to 10 p.m. (ET), Monday–Friday
You should carefully consider the investment objectives, risks, charges and expenses of any fund before investing. For a
prospectus that contains this and other information, please
visit TIAA.org, or call 800-842-2252 for the Institutional,
Advisor, Premier, and Retirement classes or 800-223-1200 for the Retail Class. Please read the prospectus carefully before investing.
Investment, insurance and annuity products are not Federal
Deposit Insurance Corporation (FDIC) insured, are not bank
guaranteed, are not bank deposits, are not insured by any
federal government agency, are not a condition to any banking service or activity, and may lose value. Nuveen, a subsidiary of TIAA, provides investment advice and portfolio management services through a dozen affiliated registered investment
advisers.
Nuveen Securities, LLC and TIAA-CREF Individual &
Institutional Services, LLC, members FINRA, distribute
securities products.
This material is for informational or educational purposes
only and does not constitute fiduciary investment advice
under ERISA, a securities recommendation under all
securities laws, or an insurance product recommendation
under state insurance laws or regulations. This material
does not take into account any specific objectives or
circumstances of any particular investor, or suggest any
specific course of action. Investment decisions should
be made based on an investor’s own objectives and
circumstances.

2923434
We’re fond of paper...in its original form.
Switch to eDelivery at
TIAA.org/eDelivery
or
check with your financial advisor or
brokerage account for eDelivery options
A12452 (7/23)

Item 2.  Code of Conduct.

2(a)     The Board of Trustees of the TIAA-CREF Funds (the “Registrant”) has adopted a code of conduct for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)	No response required.

2(c)	During the reporting period, there were no material amendments to the code of conduct.

2(d)     During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of conduct.

2(e)	Not applicable.

2(f)	The Registrant has posted the code of ethics on its website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf.

Item 3.  Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Thomas J. Kenny is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid even the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

The aggregate fees billed by PwC as disclosed below for the fiscal year ended May 31, 2022 may not align with the figures reported and filed with the Securities and Exchange Commission in the Form N-CSR for the fiscal year ended May 31, 2022 because the fees disclosed in this Form N-CSR reflect fees updated after the date of the May 31, 2022 Form N-CSR.

4(a)	Audit Fees.

For the fiscal years ended May 31, 2023 and May 31, 2022, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $459,805 and $497,075, respectively.

4(b)	Audit Related Fees.

For the fiscal years ended May 31, 2023 and May 31, 2022, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended May 31, 2023 and May 31, 2022, the Audit-Related Fees billed by PwC to Teachers Advisors, LLC (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)	Tax Fees.

For the fiscal years ended May 31, 2023 and May 31, 2022, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended May 31, 2023 and May 31, 2022, the Tax Fees billed by PwC to the Fund Service Providers were $0 and $0, respectively.

4(d)	All Other Fees.

For the fiscal years ended May 31, 2023 and May 31, 2022, PwC’s aggregate fees for all other services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended May 31, 2023 and May 31, 2022, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1) Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2) Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended May 31, 2023 and May 31, 2022 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)      The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)       Non-Audit Fees for Related Entities.

For the fiscal years ended May 31, 2023 and May 31, 2022, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $1,402,275 and $1,207,196, respectively.

4(h)      The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5.  Audit Committee of Listed Registrants.

Not Applicable.

Item 6.  Schedule of Investments.

Not Applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11.  Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable.

Item 13.  Exhibits.

13(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable because the code is posted on Registrant’s website at www.tiaa.org/public/pdf/c/code_of_conduct.pdf and there were no amendments during the period covered by this report.

13(a)(2)(i) Section 302 certification of the principal executive officer

13(a)(2)(ii) Section 302 certification of the principal financial officer

13(b) Section 906 certification of principal executive officer and principal financial officer

13(c) Copy of the financial statements for the TIAA-CREF Real Property Fund

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dated: July 21, 2023	TIAA-CREF FUNDS

	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: July 21, 2023	By:	/s/ Bradley Finkle
Bradley Finkle
Principal Executive Officer and President
(principal executive officer)

Dated: July 21, 2023	By:	/s/ E. Scott Wickerham
E. Scott Wickerham
Principal Financial Officer, Principal
Accounting Officer and Treasurer
(principal financial officer)